UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Registrant’s telephone number, including area code: 844-457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 through April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

[Insert Semi—Annual Report for the period ended April 30, 2018].

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2018 (Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

JUNE 3, 2018 (Unaudited)

Dear Shareholder,

As we’ve grown our ETF business, which recently surpassed $4.4 billion in assets under management, we have done so by providing investors with additional investment choices and tools to build stronger portfolios. We have broadened your tool set to include targeted exposures with our expanded suite of ETFs. For investors looking to target specific exposures within a diversified portfolio, I’m pleased to announce that we launched five single factor equity strategies and three alternative beta strategies during the six months ended April 30, 2018. Each of these strategies can be used to enhance returns or address a specific client need, like reducing volatility or diversifying away from traditional investments.

“We have broadened your tool set to include targeted exposures with our expanded suite of ETFs.”

While global financial markets largely had strong performance during the first half of the reporting period, the month of February 2018 was notable for a spike in U.S. Treasury bond yields, a sharp sell-off in equity markets and a return of market volatility that was largely absent in first half of the reporting period. As we expect volatility to return, we believe our ETFs can provide solutions for investors in changing markets. Our JPMorgan Minimum Volatility ETF (JMIN), whose underlying index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility, generated a positive return at a competitive price of 12 basis points (net of fee waivers and expense reimbursements) for the period since inception on November 8, 2017 to April 30, 2018. One of our new alternative beta ETFs, JPMorgan Managed Futures Strategy ETF (JPMF), which provides broad exposure to managed futures strategies, may be an additional source of diversification in a rising interest rate environment. I’m also pleased to announce that JPMF earned Best New Alternatives ETF at the fifth annual ETF.com Awards held in March 2018.1

We are proud to bring J.P. Morgan’s experience and quantitative beta investment capabilities to the ETF market place. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]

ETF.com Award winners are selected by a majority vote of the ETF.com Awards Selection Committee, a group of independent ETF experts. Voting was completed by Jan. 20, 2018, and results were announced at the ETF.com U.S. Awards Dinner on March 22, 2018.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	1

Market Overview

Six Months Ended April 30, 2018 (Unaudited)

Global financial markets generally provided positive returns for the reporting period, but gains were tempered by increased market volatility, rising bond yields in the U.S. and moderating economic growth in the early part of 2018. While economists had generally forecast continued growth in the global economy, concerns over inflationary pressure, signs of slowing growth in Europe and a potential trade war between the U.S. and China all led to investor uncertainty in the latter half of the reporting period.

Notably, global petroleum prices rose significantly during the reporting period. Global economic growth drove increased demand for oil, while on the supply side, the Organization of Petroleum Exporting Countries and Russia agreed in December 2017 to extend production curbs through 2018. Severe reductions in oil output from Venezuela and threatened U.S. sanctions against Iran also provided support for global energy prices.

Throughout the final months of 2017 and into January 2018, U.S. equity prices reached new highs and financial market volatility remained at historically low levels. Then in early February 2018, the Standard & Poor’s 500 Index (the “S&P 500”) fell more than 10% intraday and the CBOE Volatility Index, which measures options on the S&P 500 to gauge near-term market volatility, spiked by a record 115.6%. The sell-off came after fifteen consecutive months of stock market gains and was largely triggered by a spike in yields on 10-year U.S. Treasury bonds, which signaled to investors that rising borrowing costs and accelerating inflation could lead to weakness in prices for equities and bonds. Overall, bond prices in the U.S. declined amid investor expectations for rising interest rates.

In Europe and Japan, equity prices generally ended higher for the reporting period, supported by central bank policies, corporate earnings and continued improvements in leading economic indicators. However, increased market volatility through April 2018 erased much of the stock market gains made in late 2017 for these markets.

Equity prices in emerging markets also rose amid corporate profit growth, rising commodities prices and a positive global economic outlook. China’s efforts to curb financial market speculation appeared to provide some stability to equity and bond prices. Notably, prices for emerging market debt slumped after rising through most of 2016 and 2017. A potential U.S.-China trade war, widening conflict in Syria and political uncertainty ahead of elections in Brazil and Mexico contributed to investor concerns about emerging market currencies and local-currency denominated bonds.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value*	5.01%
Market Price**	4.81%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	5.90%
FTSE Emerging Index (net of foreign withholding taxes)	4.86%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (net of foreign withholding taxes)	4.80%

Net Assets as of 4/30/2018	$234,485,760

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2018, the Fund posted a positive absolute return and had a performance deviation of -0.89% from the Underlying Index. The Fund and the Underlying Index outperformed the FTSE Emerging Index and the MSCI Emerging Markets Index, both of which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviations from the Underlying Index were related to differences in the net asset value calculations and foreign exchange pricing between the Underlying

Index and the Fund and fees and operating expenses incurred by the Fund.

The Fund’s and the Underlying Index’s allocations to the financials and oil & gas sectors were leading contributors to absolute performance, while their allocations to the consumer goods and industrials sectors were leading detractors from absolute performance. The Fund’s and the Underlying Index’s allocations to Asia, Europe, the Middle East and Africa were leading contributors to absolute performance, while their allocation to Latin America was the smallest contributors to absolute performance.

Relative to the FTSE Emerging Index, the Fund’s and the Underlying Index’s security selection in the oil & gas and basic materials sectors was a leading contributor to performance, while the Fund’s and the Underlying Index’s security selection in the telecommunications and consumer goods sectors was a leading detractor from relative performance. The Fund’s and the Underlying Index’s security selection in Asia was a leading contributor to relative performance, while their security selection in Europe, the Middle East and Africa detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest sector allocations were in the financials and technology sectors, while its smallest allocations were in the health care and utilities sectors. The Fund’s largest regional allocation was in Asia and its smallest allocation was in Latin America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Alibaba Group Holding Ltd., ADR	3.0%
2.	Taiwan Semiconductor Manufacturing Co. Ltd.	2.8
3.	Tencent Holdings Ltd.	2.8
4.	Naspers Ltd., Class N	2.7
5.	China Mobile Ltd.	2.5
6.	Hon Hai Precision Industry Co. Ltd.	1.6
7.	America Movil SAB de CV, Series L	1.5
8.	PTT PCL	1.4
9.	Tenaga Nasional Bhd.	1.4
10.	China Construction Bank Corp., Class H	1.2

PORTFOLIO COMPOSITION BY COUNTRY****
China	25.0%
Taiwan	14.4
Brazil	10.3
South Africa	8.1
Thailand	7.9
India	6.9
Malaysia	6.0
Russia	4.6
Mexico	3.1
Indonesia	2.7
Chile	1.8
Philippines	1.8
Poland	1.7
Turkey	1.2
United Arab Emirates	1.0
Others (each less than 1.0%)	3.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.62 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $58.73 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION

JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	5.01%	16.62%	7.09%
Market Price		4.81%	16.22%	7.15%

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the

FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. FTSE International Limited is the index provider for the FTSE index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value*	0.55%
Market Price**	0.34%
JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (net of foreign withholding taxes) (formerly named the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index).	1.29%
JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes) (formerly FTSE Developed Europe Diversified Factor Index)	3.08%
FTSE Developed Europe Index (net of foreign withholding taxes)	2.68%

Net Assets as of 4/30/2018	$30,019,577

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of companies from developed Europe, diversified across industries and international regions. The Underlying Index uses a proprietary multifactor selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing. In addition to reflecting European stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging European currency exposure versus the U.S. dollar on a monthly basis. The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the JPMorgan Diversified Return Europe Equity ETF.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2018, and experienced a performance deviation of -0.74% from the Underlying Index. The Fund and the Underlying Index underperformed both the JP Morgan Diversified Factor International Equity Index, which is not hedged to the U.S. dollar, and the FTSE Developed Europe Index, which is a more traditional market capitalization weighted index that is not hedged to the U.S. dollar.

The Fund’s and the Underlying Index’s allocations to the oil & gas sector and the basic materials sector were leading contributors to absolute performance, while their allocation to the health care sector was the sole sector detractor from absolute performance. The Fund’s and the Underlying Index’s allocations to the U.K. and Finland were leading contributors to absolute performance, while their allocations to Sweden and Switzerland were the leading detractors from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest sector allocations were in the consumer goods and health care sectors, while its smallest allocations were in the oil & gas and financials sectors. The Fund’s largest country allocations were in the U.K. and Germany and its smallest allocations were in Portugal and Ireland.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.59 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $28.57 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value	April 1, 2016	0.55%	9.09%	12.93%
Market Price		0.34%	8.98%	12.87%

LIFE OF FUND PERFORMANCE (4/01/16 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Currency Hedged ETF, the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index, the JP Morgan Diversified Factor Europe Equity Index, and the FTSE Developed Europe Index from April 1, 2016 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index, the JP Morgan Diversified Factor Europe Equity Index, and the FTSE Developed Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index and the JP Morgan Diversified Factor Europe Equity Index and developed the proprietary factors on which the indexes are based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index and

JP Morgan Diversified Factor Europe Equity Index. The JP Morgan Diversified Factor Europe Currency hedged (USD) Index represents European stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. The two JP Morgan indexes include large and mid cap stocks providing coverage of developed European markets. FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. FTSE International Limited is the index provider for the FTSE index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value*	2.57%
Market Price**	2.32%
JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes) (formerly the FTSE Developed Europe Diversified Factor Index)	3.08%
FTSE Developed Europe Index (net of foreign withholding taxes)	-0.99%
Morgan Stanley Capital International (MSCI) Europe Index (net of foreign withholding taxes)	2.47%

Net Assets as of 4/30/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$79,162,429

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of companies in developed Europe, diversified across industries. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2018, and had a deviation of -0.51% from the Underlying Index. Both the Fund and the Underlying Index outperformed the FTSE Developed Europe Index and the MSCI Europe Index, both of which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant. The majority of the

Fund’s deviation against the Underlying Index was due to the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund’s and the Underlying Index’s allocations to the oil & gas sector and the basic materials sector were leading contributors to absolute performance, while their allocation to the health care sector was the sole sector detractor from absolute performance. The Fund’s and the Underlying Index’s allocations to the U.K. and Finland were leading contributors to absolute performance, while their allocations to Sweden and Switzerland were the leading detractors from absolute performance.

Relative to the FTSE Developed Europe Index, the Fund’s and the Underlying Index’s security selection in the oil & gas and industrials sectors was a leading contributor to performance, while the Fund’s and the Underlying Index’s security selection in the technology sector was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest sector allocations were in the consumer goods and health care sectors, while its smallest allocations were in the oil & gas and financials sectors. The Fund’s largest country allocations were in the U.K. and Germany and its smallest allocations were in Portugal and Ireland.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	SAP SE (Germany)	2.4%
2.	Iberdrola SA (Spain)	2.1
3.	Vodafone Group plc (United Kingdom)	1.9
4.	Capgemini SE (France)	1.7
5.	Novartis AG (Registered) (Switzerland)	1.7
6.	GlaxoSmithKline plc (United Kingdom)	1.6
7.	ASML Holding NV (Netherlands)	1.5
8.	Royal Dutch Shell plc, Class B (Netherlands)	1.5
9.	Neste OYJ (Finland)	1.4
10.	Swisscom AG (Registered) (Switzerland)	1.4

SUMMARY OF INVESTMENTS BY COUNTRY****
United Kingdom	23.5%
France	14.1
Germany	12.5
Switzerland	10.8
Spain	8.5
Netherlands	6.3
Finland	5.5
Sweden	5.4
Italy	3.0
Denmark	2.9
Norway	2.6
Belgium	1.6
Portugal	1.2
Austria	1.1
Others (each less than 1.0%)	1.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.89 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $61.02 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	December 18, 2015	2.57%	15.21%	11.12%
Market Price		2.32%	15.36%	11.21%

LIFE OF FUND PERFORMANCE (12/18/15 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Europe Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Europe Equity Index. The JP Morgan Diversified Factor Europe Equity Index

includes large and mid-cap stocks providing coverage of developed European markets. The FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. FTSE International Limited is the index provider for the FTSE index. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. Investors can-not invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF
Net Asset Value*	3.81%
Market Price**	3.50%
JP Morgan Diversified Factor Global Developed Equity Index (net of foreign withholding taxes) (formerly the FTSE Developed Diversified Factor Index	4.46%
FTSE Developed Index (net of foreign withholding taxes)	3.51%
Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes)	3.39%

Net Assets as of 4/30/2018	$230,390,166

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large and mid cap equity securities in developed global markets, diversified across global regions and industries. During the reporting period, the Underlying Index used a proprietary multi-factor selection process that utilized the following characteristics: valuation, momentum, volatility and market capitalization. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of -0.65% relative to the Underlying Index. The Fund and the Underlying Index outperformed the FTSE Developed Index (net of foreign withholding taxes) and the MSCI World Index (net of foreign withholding taxes), both of which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying

Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund’s and the Underlying Index’s positions in the oil & gas and consumer services sectors were leading contributors to absolute performance, while their positions in the utilities and telecommunications sectors were the smallest contributors to absolute performance.

The Fund’s and the Underlying Index’s allocations to Japan and North America were the largest contributors to absolute performance, while the Fund’s allocations to Europe and the Asia Pacific region, excluding Japan, were the smallest contributors to absolute performance.

Relative to the FTSE Developed Index, the Fund’s and the Underlying Index’s security selection in the consumer goods and oil & gas sectors were leading contributors to performance. The Fund’s and the Underlying Index’s security selection in the consumer services and technology sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocation was to North American markets — particularly the U.S. — with modestly smaller allocations to Asia, Japan and Europe. In terms of sectors, the Fund’s largest allocations were in the consumer goods and industrials sectors, while the smallest allocations were in the telecommunications and oil & gas sectors.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Samsung Electronics Co. Ltd. (South Korea)	0.6%
2.	CSL Ltd. (Australia)	0.5
3.	SK Hynix, Inc. (South Korea)	0.5
4.	Wesfarmers Ltd. (Australia)	0.4
5.	Chevron Corp. (United States)	0.4
6.	Johnson & Johnson. (United States)	0.4
7.	Intel Corp. (United States)	0.4
8.	POSCO (South Korea)	0.4
9.	CK Hutchison Holdings Ltd. (Hong Kong)	0.4
10.	Toyota Motor Corp. (Japan)	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
United States	26.5%
Japan	22.1
South Korea	9.2
Australia	6.8
Hong Kong	4.4
France	4.3
Canada	3.6
Germany	3.3
United Kingdom	3.0
Sweden	2.5
Singapore	2.2
Switzerland	1.8
Spain	1.7
Netherlands	1.5
Finland	1.2
Norway	1.0
Italy	1.0
Denmark	1.0
Others (each less than 1.0%)	2.8
Short-Term Investment	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $62.27 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $62.23 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	June 16, 2014	3.81%	14.62%	7.62%
Market Price		3.50%	14.72%	7.59%

LIFE OF FUND PERFORMANCE (6/16/14 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Global Developed Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Global Developed Equity Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the FTSE index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors can not invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value*	1.83%
Market Price**	1.97%
JP Morgan Diversified Factor International Currency Hedged (USD) Index (net of foreign withholding taxes)	2.55%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	4.70%
FTSE Developed ex North America Index (net of foreign withholding taxes)	3.71%

Net Assets as of 4/30/2018	$34,575,449

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large and mid cap equity securities in developed markets outside North America. During the reporting period, the Underlying Index used a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and market capitalization. In addition to reflecting international stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging currency exposure against the U.S. dollar on a monthly basis. The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the JPMorgan Diversified Return International Equity ETF.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2018 and its performance deviated from the Underlying Index by -0.72%. The Fund and the Underlying Index underperformed the non-hedged FTSE Developed ex

North America Diversified Factor Index and the FTSE Developed ex North America Index, which is a traditional market capitalization weighted index that is not hedged to the U.S. dollar.

Because the Fund’s holdings closely aligned with those of the Underlying Index, variances in relative performance to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in performance of the currency hedge, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

Relative to the FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s security selection and overweight positions in the utilities sector and their security selection and underweight position in the industrials sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s security selection in the consumer goods and basic materials sectors was a leading contributor to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest sector allocations were in the consumer goods and industrials sectors, while the smallest sector allocations were in the oil & gas and telecommunications sectors. The largest regional allocation was in the Asia Pacific region, excluding Japan, while the smallest regional allocation was in the U.K.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $30.07 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $29.95 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value	April 1, 2016	1.83%	10.27%	12.90%
Market Price		1.97%	9.52%	12.68%

LIFE OF FUND PERFORMANCE (4/01/16 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Currency Hedged ETF, the JP Morgan Diversified Factor International Currency Hedged (USD) Index, the JP Morgan Diversified Factor International Equity Index, and the FTSE Developed ex North America Index from April 1, 2016 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index, the JP Morgan Diversified Factor International Equity Index, and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Currency Hedged (USD) Index and the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the indexes are based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Currency Hedged (USD) Index and JP Morgan

Diversified Factor International Equity Index. The JP Morgan Diversified Factor International Currency Hedged (USD) Index represents international stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large- and mid-cap stocks providing coverage of developed markets outside of North America. The FTSE Developed ex North America Index a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the FTSE index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF
Net Asset Value*	4.05%
Market Price**	3.93%
JP Morgan Diversified Factor International Equity Index (formerly FTSE Developed ex North America Diversified Factor Index) (net of foreign withholding taxes)	4.70%
FTSE Developed ex North America Index (net of foreign withholding taxes)	3.71%
Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) (net of foreign withholding taxes)	3.41%

Net Assets as of 4/30/2018	$1,541,054,899

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors and international regions. During the reporting period, the Underlying Index used a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and specific market capitalization. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2018, and its performance deviated by -0.65% from the performance of the Underlying Index. The Fund and the Underlying Index outperformed both the FTSE Developed ex North America Index and the MSCI EAFE Index, which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund’s and the Underlying Index’s positions in the oil & gas sector and the health care sector were leading contributors to absolute performance, while their position in the technology sector was the sole sector detractor from absolute performance.

Relative to FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s security selection in the health care and industrials sectors was a leading contributor to performance, while the Fund’s and the Underlying Index’s security selection in the technology and basic materials sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and consumer services sectors, while the smallest allocations were in the oil & gas and telecommunications sectors. By region, the Fund’s largest allocations were in the Asia Pacific region, excluding Japan, and Europe, excluding the U.K. The Fund had modestly smaller allocations to Japan and the U.K.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Royal Dutch Shell plc, Class A (Netherlands)	0.9%
2.	BP plc (United Kingdom)	0.9
3.	Samsung Electronics Co. Ltd. (South Korea)	0.8
4.	GlaxoSmithKline plc (United Kingdom)	0.6
5.	GKN plc (United Kingdom)	0.5
6.	AstraZeneca plc (United Kingdom)	0.5
7.	Vodafone Group plc (United Kingdom)	0.5
8.	Diageo plc (United Kingdom)	0.5
9.	Shire plc (United States)	0.5
10.	BT Group plc (United Kingdom)	0.5

SUMMARY OF INVESTMENTS BY COUNTRY****
Japan	24.7%
United Kingdom	18.3
South Korea	10.6
Australia	6.4
France	5.7
Hong Kong	5.3
Germany	4.0
Sweden	3.2
Singapore	2.9
Switzerland	2.4
Netherlands	2.3
Spain	2.1
Finland	1.7
Norway	1.5
Italy	1.3
Denmark	1.3
Belgium	1.1
United States	1.0
Others (each less than 1.0%)	4.0
Short-Term Investment	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.20 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $60.31 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	4.05%	14.35%	7.43%
Market Price		3.93%	14.23%	7.48%

LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. The FTSE Developed ex North America Index is

a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the FTSE index. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value*	3.31%
Market Price**	3.29%
JP Morgan Diversified Factor US Equity Index (formerly Russell 1000 Diversified Factor Index)	3.45%
Russell 1000 Index	3.83%

Net Assets as of 4/30/2018	$501,751,449

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of U.S. companies. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum and quality. During the reporting period, the Underlying Index security selection process sought to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2018, and its performance deviated by -0.14% from the Underlying Index. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

During the reporting period, the Fund’s and the Underlying Index’s positions in the consumer services and technology sectors were leading contributors to absolute performance during the reporting period, while the Fund’s and the Underlying Index’s position in the utilities sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight position and in the utilities sector and their security selection in the consumer services sector were leading detractors from performance, while their security selection in the health care sector was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer goods and health care sectors, while the smallest allocations were in the telecommunications and oil & gas sectors.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Dr Pepper Snapple Group, Inc.	0.6%
2.	CMS Energy Corp.	0.6
3.	American Water Works Co., Inc.	0.6
4.	IAC/InterActiveCorp	0.6
5.	Xcel Energy, Inc.	0.6
6.	Exelon Corp.	0.6
7.	American Electric Power Co., Inc.	0.6
8.	Duke Energy Corp.	0.6
9.	Public Service Enterprise Group, Inc.	0.6
10.	Edison International	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Health Care	16.3%
Consumer Discretionary	16.1
Information Technology	13.7
Utilities	12.5
Consumer Staples	10.5
Industrials	8.5
Financials	8.3
Materials	6.2
Energy	4.3
Telecommunication Services	1.6
Real Estate	1.5
Short-Term Investment	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $69.69 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $69.72 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	3.31%	10.97%	14.93%
Market Price		3.29%	10.96%	14.95%

LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value*	3.17%
Market Price**	3.15%
JP Morgan Diversified Factor US Mid Cap Equity Index	3.36%
Russell Midcap Index	3.69%

Net Assets as of 4/30/2018	$94,734,477

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and its performance deviated by -0.19% from the Underlying Index for the six months ended April 30, 2018. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

During the reporting period, the Fund’s and the Underlying Index’s positions in the consumer services and technology sectors were leading contributors to absolute performance during the reporting period, while the Fund’s and the Underlying Index’s positions in the utilities and basic materials sectors detracted from absolute performance.

Relative to the Russell Midcap Index, the Fund’s and the Underlying Index’s overweight position in the utilities sector and their security selection in the consumer services sector were leading detractors from performance, while their security selection and underweight position in industrials sector and their underweight position in the financials sector were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the industrials and financials sectors and the smallest allocations were in the telecommunications and oil & gas sectors.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Copart, Inc.	0.6%
2.	Zoetis, Inc.	0.6
3.	Edison International	0.6
4.	Entergy Corp.	0.6
5.	WEC Energy Group, Inc.	0.6
6.	Eversource Energy	0.6
7.	Sempra Energy	0.6
8.	Great Plains Energy, Inc.	0.5
9.	Public Service Enterprise Group, Inc.	0.5
10.	PPL Corp.	0.5

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	15.8%
Information Technology	14.5
Health Care	13.0
Utilities	12.8
Industrials	12.0
Financials	10.6
Materials	6.6
Consumer Staples	6.1
Real Estate	4.1
Energy	3.9
Telecommunication Services	0.2
Short-Term Investment	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $63.16 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $63.17 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	3.17%	10.13%	13.90%
Market Price		3.15%	10.14%	13.91%

LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index, and the Russell Midcap Index from May 11, 2016 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value*	2.32%
Market Price**	2.21%
JP Morgan Diversified Factor US Small Cap Equity Index	2.49%
Russell 2000 Index	3.27%

Net Assets as of 4/30/2018	$70,480,754

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. During the reporting period, the Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and a performance deviation of -0.17% relative to the Underlying Index for the six months ended April 30, 2018. Both the Fund and the Underlying Index underperformed the Russell 2000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

During the reporting period, the Fund’s and the Underlying Index’s positions in the consumer services and health care sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the utilities and basic materials sectors detracted from absolute performance during the reporting period.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s overweight position in the utilities sector and their underweight position and security selection in the health care sector were leading detractors from performance, while their underweight position in the financial sector and their security selection and overweight position in the consumer services sector contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and industrials sectors and its smallest allocations were in the telecommunications and oil & gas sectors

26	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Boston Beer Co., Inc. (The), Class A	0.9%
2.	Webster Financial Corp.	0.7
3.	Vonage Holdings Corp.	0.7
4.	Black Hills Corp.	0.7
5.	Columbia Sportswear Co.	0.7
6.	USANA Health Sciences, Inc.	0.7
7.	Steven Madden Ltd.	0.7
8.	West Pharmaceutical Services, Inc.	0.7
9.	ICU Medical, Inc.	0.7
10.	MAXIMUS, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	20.8%
Industrials	13.9
Information Technology	13.6
Health Care	12.3
Utilities	11.3
Consumer Staples	8.3
Materials	6.6
Financials	6.1
Energy	3.3
Real Estate	1.9
Telecommunication Services	1.5
Short-Term Investment	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $29.37 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $29.39 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	2.32%	9.19%	12.48%
Market Price		2.21%	9.14%	12.53%

LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index, and the Russell 2000 Index from November 15, 2016 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

28	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Dividend ETF
Net Asset Value*	0.90%
Market Price**	0.94%
JP Morgan US Dividend Index	0.99%
Russell 1000 Index	3.10%

Net Assets as of 4/30/2018	$26,145,997

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent dividend factor characteristics. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of –0.09% relative to the Underlying Index. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the consumer services and oil & gas sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the financials and utilities sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the financial services sector and their overweight position in the utilities sector were leading detractors from performance. The Fund’s and the Underlying Index’s security selection in the consumer services and oil & gas sectors was a leading contributor to relative performance.

Leading individual detractors from performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Amazon.com Inc. and Cisco Systems Inc. and their overweight positions in Macquarie Infrastructure Corp. Shares of Amazon.com, an online retailer, rose amid continued sales and earnings growth. Shares of Cisco Systems, a provider of technology networking products and services, rose after the company reported better-than-expected earnings and revenue for its fiscal second quarter. Shares of Macquarie Infrastructure, a provider of storage and transport of bulk petroleum products, fell after the company reduced its quarterly dividend in February 2018.

Leading individual contributors to performance relative to the Russell 1000 Index included the Funds’ and the Underlying Index’s overweight positions in Macy’s Inc. and Kohl’s Corp. and their underweight position in Apple Inc. Shares of Macy’s, a department store retailer, rose after a broad sell-off in the retail sector made the company’s relatively high dividend more attractive to investors. Shares of Kohl’s, a department store retailer, rose after the company reported better-than-expected earnings and sales for the fourth quarter of 2018. Shares of Apple, a maker of smartphones and other consumer electronics that was not held in the Fund, fell amid increased market volatility and investor concerns about the high valuation of the shares.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the utilities and consumer goods sectors and the smallest allocations were in the telecommunications and oil & gas sectors.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	0.8%
2.	PBF Energy, Inc., Class A	0.7
3.	Intel Corp.	0.7
4.	Occidental Petroleum Corp.	0.7
5.	AES Corp.	0.7
6.	Great Plains Energy, Inc.	0.7
7.	PG&E Corp.	0.7
8.	Verizon Communications, Inc.	0.7
9.	Chevron Corp.	0.7
10.	VF Corp.	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Utilities	17.8%
Consumer Discretionary	16.6
Real Estate	10.6
Materials	9.1
Consumer Staples	8.8
Health Care	8.5
Industrials	7.7
Information Technology	6.7
Energy	5.6
Financials	4.8
Telecommunication Services	3.5
Short-Term Investment	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.90 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.91 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

30	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	0.90%
Market Price		0.94%

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Minimum Volatility ETF
Net Asset Value*	1.96%
Market Price**	2.00%
JP Morgan US Minimum Volatility Index	2.03%
Russell 1000 Index	3.10%

Net Assets as of 4/30/2018	$26,553,151

INVESTMENT OBJECTIVE***

The JPMorgan Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent minimum volatility factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a volatility factor to identify equity securities to reduce volatility, while avoiding large weightings to single securities. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of -0.07% relative to the Underlying Index. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

In terms of absolute performance, the Fund’s and the Underlying Index’s allocations to the health care and consumer services sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the consumer goods and utilities sectors were leading detractors from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight allocation to the utilities sector and their security selection in the financials sector were leading detractors from performance during the reporting period. The Fund’s and the Underlying Index’s security selection in the technology and health care sectors was a leading contributors to performance relative to the Russell 1000 Index.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were to the health care and consumer goods sectors, while its smallest allocations were to the telecommunications and oil & gas sectors.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Valero Energy Corp..	0.7%
2.	Phillips 66	0.7
3.	Intuit, Inc..	0.7
4.	Southern Co. (The).	0.6
5.	Estee Lauder Cos., Inc. (The).	0.6
6.	American Electric Power Co., Inc..	0.6
7.	Ecolab, Inc..	0.6
8.	Duke Energy Corp.	0.6
9.	NextEra Energy, Inc.	0.6
10.	Occidental Petroleum Corp..	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Health Care	21.5%
Utilities	17.4
Consumer Staples	15.6
Financials	9.0
Consumer Discretionary	8.0
Industrials	7.1
Materials	5.6
Energy	5.3
Information Technology	5.1
Telecommunication Services	3.3
Real Estate	1.8
Short-Term Investment	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.29 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.3 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	1.96%
Market Price		2.00%

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Momentum Factor ETF*	4.70%
Market Price**	4.78%
JP Morgan US Momentum Factor Index	4.82%
Russell 1000 Index	3.10%

Net Assets as of 4/30/2018	$27,331,961

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large and mid cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have had better recent performance compared with other companies. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of -0.12% relative to the Underlying Index. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the oil & gas and consumer services sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the basic materials and utilities sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the industrials and oil & gas sectors was a leading contributor to performance, while the Fund’s and the Underlying Index’s security selection in the basic materials and telecommunications sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest positions were in the technology and financials sectors and its smallest positions were in the telecommunications and basic materials sectors.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Amazon.com, Inc.	2.1%
2.	Microsoft Corp.	2.0
3.	Facebook, Inc., Class A	1.9
4.	Apple, Inc.	1.9
5.	Visa, Inc., Class A	1.8
6.	UnitedHealth Group, Inc.	1.7
7.	Alphabet, Inc., Class A	1.7
8.	Home Depot, Inc. (The)	1.6
9.	Johnson & Johnson	1.6
10.	Boeing Co. (The)	1.5

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	27.5%
Consumer Discretionary	16.0
Financials	13.5
Health Care	12.7
Industrials	9.9
Energy	6.2
Consumer Staples	3.6
Utilities	2.9
Materials	2.8
Real Estate	2.4
Telecommunication Services	1.9
Short-Term Investment	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.03 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.05 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	4.70%
Market Price		4.78%

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Quality Factor ETF
Net Asset Value*	3.26%
Market Price**	3.30%
JP Morgan US Quality Factor Index	3.34%
Russell 1000 Index	3.10%

Net Assets as of 4/30/2018	$26,896,201

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies as measures by profitability, quality of earnings and solvency. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of –0.08% relative to the Underlying Index. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the consumer goods and utilities sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s allocations to the consumer services and telecommunications sectors were leading contributors to performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the health care and financial services sectors was a leading detractor from relative performance. The Fund’s and the Underlying Index’s security selection in the industrials and technology sectors was a leading contributor to performance.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in General Electric Co. and Apple Inc. and their overweight position in Boeing Co. Shares of General Electric, an industrial conglomerate not held in the Fund, fell amid an ongoing corporate restructuring. Shares of Apple, a maker of smartphones and other consumer electronics, fell amid increased financial market volatility and investor concerns about the high valuation of the shares. Shares of Boeing, an aircraft and aerospace company, rose amid continued growth in revenue and earnings.

Leading individual detractors from performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Amazon.com Inc., Netflix Inc. and Cisco Systems Inc. Shares of Amazon.com, an online retailer not held in the Fund, rose amid continued sales and earnings growth. Shares of Netflix, a provider of online subscription entertainment that was not held in the Fund, rose amid continued growth in subscriptions, revenue and earnings. Shares of Cisco Systems, a provider of technology networking products and services, rose after the company reported better-than-expected earnings and revenue for its fiscal second quarter.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the technology and financials sectors and its smallest allocations were in the telecommunications and basic materials sectors.

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.0%
2.	Facebook, Inc., Class A	1.9
3.	Berkshire Hathaway, Inc., Class B	1.9
4.	Alphabet, Inc., Class A	1.9
5.	Apple, Inc.	1.8
6.	Home Depot, Inc. (The)	1.8
7.	Johnson & Johnson	1.7
8.	Intel Corp.	1.6
9.	Pfizer, Inc.	1.6
10.	Exxon Mobil Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	26.0%
Financials	13.8
Health Care	13.2
Consumer Discretionary	12.6
Industrials	9.6
Consumer Staples	8.7
Energy	5.8
Utilities	2.9
Real Estate	2.8
Materials	2.4
Telecommunication Services	1.8
Short-Term Investment	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.62 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.63 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	3.26%
Market Price		3.30%

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The

Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Value Factor ETF
Net Asset Value*	2.28%
Market Price**	2.36%
JP Morgan US Value Factor Index	2.57%
Russell 1000 Index	3.10%

Net Assets as of 4/30/2018	$26,599,567

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a value factor to identify companies of higher relative value as measured by book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to April 30, 2018, the Fund posted a positive absolute performance and experienced a performance deviation of –0.29% relative to the Underlying Index. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the oil & gas and telecommunications sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the utilities and industrials sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the consumer services and financials sectors was a leading detractor from performance. The Fund’s and the Underlying Index’s security selection in the consumer goods and health care sectors was a leading contributor to relative performance.

Leading individual detractors from performance relative to the Russell 1000 Index, included the Fund’s and the Underlying Index’s underweight positions in Amazon.com Inc. and Netflix Inc. and their overweight position in General Electric Co. Shares of Amazon.com, an online retailer that was not held in the Fund, rose amid continued sales and earnings growth. Shares of Netflix, a provider of online subscription entertainment that was not held in the Fund, rose amid continued growth in subscriptions, revenue and earnings. Shares of General Electric, an industrial conglomerate, fell amid an ongoing corporate restructuring.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s overweight position in Cisco Systems Inc. and their underweight positions in Alphabet Inc. and Philip Morris International Inc. Shares of Cisco Systems, a provider of technology networking products and services, rose after the company reported better-than-expected earnings and revenue for its fiscal second quarter. Shares of Alphabet, the parent company of online services and technology company Google Inc., which was not held in the Fund, fell amid an increase in financial market volatility and investor concerns about high valuation of the shares. Shares of Philip Morris International, a maker of tobacco and nicotine products that was not held in the Fund, fell after the company reported lower-than-expected earnings for the fourth quarter of 2017.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the technology and financials sectors and its smallest allocations were in the telecommunications and utilities sectors.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.1%
2.	Intel Corp.	2.0
3.	Apple, Inc.	1.9
4.	Wells Fargo & Co.	1.9
5.	Cisco Systems, Inc.	1.8
6.	Exxon Mobil Corp.	1.7
7.	Pfizer, Inc.	1.7
8.	Chevron Corp.	1.6
9.	Johnson & Johnson	1.6
10.	UnitedHealth Group, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.2%
Financials	15.2
Health Care	14.2
Consumer Discretionary	14.1
Industrials	12.8
Energy	6.4
Consumer Staples	5.6
Materials	3.8
Utilities	3.1
Real Estate	2.4
Telecommunication Services	1.9
Short-Term Investment	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.33 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.35 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s composition is subject to change.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	2.28%
Market Price		2.36%

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The

Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.6%
	Brazil — 10.3%
20,738	AES Tiete Energia SA	67,544
11,000	Alpargatas SA (Preference)	49,015
339,888	Ambev SA (Preference)	2,262,557
7,556	Azul SA (Preference)*	77,993
94,776	B3 SA — Brasil Bolsa Balcao	683,117
42,931	Banco Bradesco SA	392,644
165,039	Banco Bradesco SA (Preference)	1,626,269
9,776	Banco BTG Pactual SA	63,905
62,845	Banco do Brasil SA	658,732
8,556	Banco do Estado do Rio Grande do Sul SA (Preference), Class B	48,847
19,554	Banco Santander Brasil SA	212,888
33,725	BB Seguridade Participacoes SA	264,836
11,199	Bradespar SA (Preference)	113,166
11,504	Braskem SA (Preference), Class A	149,186
69,388	CCR SA	238,081
41,776	Centrais Eletricas Brasileiras SA*	227,412
30,556	Centrais Eletricas Brasileiras SA (Preference)*	197,648
2,305	Cia de Gas de Sao Paulo — COMGAS (Preference)	38,629
45,515	Cia de Saneamento Basico do Estado de Sao Paulo	455,514
6,248	Cia de Transmissao de Energia Eletrica Paulista (Preference)	120,762
10,224	Cia Energetica de Minas Gerais	22,443
124,053	Cia Energetica de Minas Gerais (Preference)	299,580
13,566	Cia Paranaense de Energia (Preference)	104,169
35,000	Cia Siderurgica Nacional SA*	88,319
56,860	Cielo SA	312,120
11,888	Cosan SA Industria e Comercio	135,637
39,904	EDP — Energias do Brasil SA	157,989
23,444	Energisa SA	221,711
18,695	Engie Brasil Energia SA	198,786
22,692	Equatorial Energia SA	460,615
20,328	Estacio Participacoes SA	184,003
13,851	Fibria Celulose SA	271,785
26,087	Fleury SA	194,431
58,008	Gerdau SA (Preference)	275,535
6,523	Grendene SA	50,777
556	Guararapes Confeccoes SA	21,815
28,888	Hypera SA	259,177
4,757	IRB Brasil Resseguros S/A	63,876
152,670	Itau Unibanco Holding SA (Preference)	2,216,922
197,773	Itausa — Investimentos Itau SA (Preference)	764,965
83,227	JBS SA	208,115

SHARES	INVESTMENTS	VALUE($)

	Brazil — continued
47,234	Klabin SA	285,707
121,320	Kroton Educacional SA	487,261
37,028	Localiza Rent a Car SA*	293,839
55,875	Lojas Renner SA	518,365
6,760	M Dias Branco SA*	84,867
5,776	Magazine Luiza SA	175,051
14,437	Natura Cosmeticos SA	133,194
35,900	Odontoprev SA	154,024
179,770	Petroleo Brasileiro SA*	1,269,556
229,024	Petroleo Brasileiro SA (Preference)*	1,502,333
4,627	Porto Seguro SA	59,766
12,769	Sao Martinho SA	61,782
4,445	Smiles Fidelidade SA	91,547
10,772	Sul America SA	66,541
56,293	Telefonica Brasil SA (Preference)	793,649
107,892	TIM Participacoes SA	490,922
25,106	Transmissora Alianca de Energia Eletrica SA	153,293
23,299	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	72,227
192,928	Vale SA	2,678,148
10,000	Via Varejo SA	84,323
48,245	WEG SA	244,723

		24,162,633

	Chile — 1.8%
358,146	Aguas Andinas SA, Class A	238,018
1,259,738	Banco de Chile	208,033
2,275	Banco de Credito e Inversiones	171,845
3,027,550	Banco Santander Chile	251,341
11,511	Cia Cervecerias Unidas SA	159,318
947,545	Colbun SA	235,774
19,997	Embotelladora Andina SA (Preference), Class B	99,499
67,192	Empresas CMPC SA	274,022
25,375	Empresas COPEC SA	414,243
3,691,159	Enel Americas SA	843,112
3,588,921	Enel Chile SA	446,860
42,924	Enel Generacion Chile SA	34,098
26,414	Latam Airlines Group SA	405,081
28,236	Parque Arauco SA	87,476
5,724	Sociedad Quimica y Minera de Chile SA (Preference), Class B	313,478

		4,182,198

	China — 25.0%
4,400	58.com, Inc., ADR*	384,516
42,000	Agile Group Holdings Ltd.	82,849

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — continued
793,000	Agricultural Bank of China Ltd., Class H	447,103
104,000	Air China Ltd., Class H	137,103
39,400	Alibaba Group Holding Ltd., ADR*	7,034,476
164,000	Aluminum Corp. of China Ltd., Class H*	92,625
48,000	Angang Steel Co. Ltd., Class H	51,452
52,000	Anhui Conch Cement Co. Ltd., Class H	324,557
73,000	ANTA Sports Products Ltd.	416,552
1,800	Autohome, Inc., ADR	175,590
151,000	AviChina Industry & Technology Co. Ltd., Class H	95,206
84,000	BAIC Motor Corp. Ltd., Class H (a) (b)	81,085
8,900	Baidu, Inc., ADR*	2,233,010
2,368,000	Bank of China Ltd., Class H	1,285,424
242,000	Bank of Communications Co. Ltd., Class H	198,025
105,000	BBMG Corp., Class H	47,891
74,000	Beijing Capital International Airport Co. Ltd., Class H	100,786
22,000	Beijing Enterprises Holdings Ltd.	109,888
488,000	Beijing Enterprises Water Group Ltd.	283,324
40,700	BOE Technology Group Co. Ltd., Class B	17,556
168,000	Brilliance China Automotive Holdings Ltd.	299,127
34,500	BYD Electronic International Co. Ltd.	52,606
1,294,000	CGN Power Co. Ltd., Class H (a) (b)	352,879
126,000	China Agri-Industries Holdings Ltd.	52,885
78,000	China BlueChemical Ltd., Class H	20,500
289,000	China Cinda Asset Management Co. Ltd., Class H	103,146
256,000	China CITIC Bank Corp. Ltd., Class H	183,001
87,000	China Coal Energy Co. Ltd., Class H	37,717
193,000	China Communications Construction Co. Ltd., Class H	222,371
108,000	China Communications Services Corp. Ltd., Class H	67,805
68,000	China Conch Venture Holdings Ltd.	211,110
2,759,000	China Construction Bank Corp., Class H	2,890,491
92,000	China Eastern Airlines Corp. Ltd., Class H	75,998
94,000	China Everbright Bank Co., Ltd., Class H	46,976
114,000	China Everbright International Ltd.	159,903
28,000	China Everbright Ltd.	61,616
84,000	China Evergrande Group*	266,076
115,000	China Galaxy Securities Co. Ltd., Class H	75,536
297,000	China Huarong Asset Management Co. Ltd., Class H (a) (b)	102,289
20,800	China International Capital Corp. Ltd., Class H (a) (b)	47,062
174,000	China Jinmao Holdings Group Ltd.	98,497

SHARES	INVESTMENTS	VALUE($)

	China — continued
230,000	China Life Insurance Co. Ltd., Class H	652,271
1,200	China Lodging Group Ltd., ADR	167,592
144,000	China Longyuan Power Group Corp. Ltd., Class H	141,440
41,000	China Machinery Engineering Corp., Class H	23,820
137,000	China Medical System Holdings Ltd.	335,482
117,500	China Merchants Bank Co. Ltd., Class H	512,347
56,000	China Merchants Port Holdings Co. Ltd.	125,124
27,800	China Merchants Securities Co. Ltd., Class H (a) (b)	38,937
164,000	China Minsheng Banking Corp. Ltd., Class H	153,471
605,500	China Mobile Ltd.	5,768,293
156,000	China Molybdenum Co. Ltd., Class H*	117,229
166,250	China National Building Material Co. Ltd., Class H	194,229
74,000	China Oilfield Services Ltd., Class H	73,829
114,000	China Overseas Land & Investment Ltd.	381,972
77,600	China Pacific Insurance Group Co. Ltd., Class H	342,424
1,062,000	China Petroleum & Chemical Corp., Class H	1,034,239
504,000	China Power International Development Ltd.	135,104
82,500	China Railway Construction Corp. Ltd., Class H	97,699
166,000	China Railway Group Ltd., Class H	133,054
69,000	China Railway Signal & Communication Corp. Ltd., Class H (a) (b)	53,794
207,000	China Reinsurance Group Corp., Class H	43,610
74,000	China Resources Cement Holdings Ltd.	77,632
92,000	China Resources Gas Group Ltd.	338,340
82,000	China Resources Land Ltd.	307,970
192,000	China Resources Pharmaceutical Group Ltd. (a) (b)	265,432
218,000	China Resources Power Holdings Co. Ltd.	418,149
144,500	China Shenhua Energy Co. Ltd., Class H	354,438
102,000	China South City Holdings Ltd.	22,178
112,000	China Southern Airlines Co. Ltd., Class H	120,597
76,000	China State Construction International Holdings Ltd.	98,842
43,800	China Taiping Insurance Holdings Co. Ltd.	146,475
1,610,000	China Telecom Corp. Ltd., Class H	780,419
248,000	China Traditional Chinese Medicine Holdings Co. Ltd.	213,251
40,600	China Vanke Co. Ltd., Class H	167,794
58,800	China Zhongwang Holdings Ltd.	32,945
50,800	Chongqing Changan Automobile Co. Ltd., Class B	47,451
84,000	Chongqing Rural Commercial Bank Co. Ltd., Class H	64,258

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — continued
104,000	CIFI Holdings Group Co. Ltd.	81,895
26,000	CIMC Enric Holdings Ltd.	26,894
214,000	CITIC Ltd.	326,350
69,500	CITIC Securities Co. Ltd., Class H	169,422
666,000	CNOOC Ltd.	1,126,681
60,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	29,628
108,500	COSCO SHIPPING Holdings Co. Ltd., Class H*	55,112
76,000	COSCO SHIPPING Ports Ltd.	66,840
218,000	Country Garden Holdings Co. Ltd.	444,516
172,000	CRRC Corp. Ltd., Class H	152,027
502,000	CSPC Pharmaceutical Group Ltd.	1,278,623
123,000	Dali Foods Group Co. Ltd. (a) (b)	85,147
330,000	Datang International Power Generation Co. Ltd., Class H	108,082
15,200	Dongfang Electric Corp. Ltd., Class H*	11,858
174,000	Dongfeng Motor Group Co. Ltd., Class H	192,415
83,000	ENN Energy Holdings Ltd.	776,177
66,000	Far East Horizon Ltd.	65,491
94,076	Fosun International Ltd.	199,911
30,800	Fuyao Glass Industry Group Co. Ltd., Class H (a) (b)	105,862
288,000	Geely Automobile Holdings Ltd.	757,449
48,200	GF Securities Co. Ltd., Class H	84,861
185,500	Great Wall Motor Co. Ltd., Class H	192,401
23,000	Greentown China Holdings Ltd.	30,310
336,000	Guangdong Investment Ltd.	520,072
86,000	Guangshen Railway Co. Ltd., Class H	49,869
138,000	Guangzhou Automobile Group Co. Ltd., Class H	252,777
26,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	100,023
31,200	Guangzhou R&F Properties Co. Ltd., Class H	74,181
25,400	Guotai Junan Securities Co. Ltd., Class H* (a) (b)	59,539
26,000	Haitian International Holdings Ltd.	69,194
105,600	Haitong Securities Co. Ltd., Class H	144,187
9,000	Health and Happiness H&H International Holdings Ltd.*	64,642
43,000	Hengan International Group Co. Ltd.	382,414
184,000	Huadian Power International Corp. Ltd., Class H	74,669
492,000	Huaneng Power International, Inc., Class H	325,163
214,000	Huaneng Renewables Corp. Ltd., Class H	95,038
53,400	Huatai Securities Co. Ltd., Class H (a) (b)	108,166
2,427,000	Industrial & Commercial Bank of China Ltd., Class H	2,130,619

SHARES	INVESTMENTS	VALUE($)

	China — continued
42,900	Inner Mongolia Yitai Coal Co. Ltd., Class B	55,600
56,000	Jiangsu Expressway Co. Ltd., Class H	76,783
49,000	Jiangxi Copper Co. Ltd., Class H	69,663
114,000	Kunlun Energy Co. Ltd.	97,609
38,236	KWG Property Holding Ltd.	51,506
16,900	Legend Holdings Corp., Class H (a) (b)	56,410
96,500	Li Ning Co. Ltd.*	108,655
11,010	Livzon Pharmaceutical Group, Inc., Class H	79,305
32,000	Logan Property Holdings Co. Ltd.	46,917
44,500	Longfor Properties Co. Ltd.	133,088
188,000	Luye Pharma Group Ltd.	199,316
74,000	Maanshan Iron & Steel Co. Ltd., Class H*	36,323
125,000	Metallurgical Corp. of China Ltd., Class H	39,914
3,100	Momo, Inc., ADR*	108,190
26,800	New China Life Insurance Co. Ltd., Class H	124,952
26,000	Orient Securities Co. Ltd., Class H (a) (b)	22,356
257,000	People’s Insurance Co. Group of China Ltd. (The), Class H	120,992
866,000	PetroChina Co. Ltd., Class H	638,129
140,000	PICC Property & Casualty Co. Ltd., Class H	250,624
156,000	Ping An Insurance Group Co. of China Ltd., Class H	1,524,338
56,000	Poly Property Group Co. Ltd.	26,028
177,000	Postal Savings Bank of China Co. Ltd., Class H (a) (b)	121,263
19,600	Red Star Macalline Group Corp. Ltd., Class H (a) (b)	26,319
19,800	Shandong Chenming Paper Holdings Ltd., Class B	27,980
14,000	Shandong Chenming Paper Holdings Ltd., Class H	21,258
192,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	117,991
55,000	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	298,339
20,000	Shanghai Industrial Holdings Ltd.	52,446
97,100	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	265,051
36,544	Shenzhen International Holdings Ltd.	79,845
94,829	Shenzhen Investment Ltd.	38,327
43,000	Shenzhou International Group Holdings Ltd.	469,398
36,500	Shimao Property Holdings Ltd.	96,545
74,000	Sinofert Holdings Ltd.*	8,807
86,000	Sino-Ocean Group Holding Ltd.	59,715
62,000	Sinopec Engineering Group Co. Ltd., Class H	63,922
144,000	Sinopec Shanghai Petrochemical Co. Ltd., Class H	95,617

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — continued
88,000	Sinotrans Ltd., Class H	50,420
27,000	Sinotruk Hong Kong Ltd.	31,634
58,000	SOHO China Ltd.	29,782
66,000	Sunac China Holdings Ltd.	280,350
27,800	Sunny Optical Technology Group Co. Ltd.	453,630
133,300	Tencent Holdings Ltd.	6,553,418
20,000	Tianhe Chemicals Group Ltd.* (a) (b)‡	—
19,100	Vipshop Holdings Ltd., ADR*	295,668
82,000	Weichai Power Co. Ltd., Class H	94,927
39,500	Wuxi Biologics Cayman, Inc.* (a) (b)	358,302
22,440	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	42,493
95,200	Yangzijiang Shipbuilding Holdings Ltd.	83,133
84,000	Yanzhou Coal Mining Co. Ltd., Class H	105,111
186,000	Yuexiu Property Co. Ltd.	41,847
1,300	YY, Inc., ADR*	125,307
64,000	Zhejiang Expressway Co. Ltd., Class H	65,723
38,000	Zhongsheng Group Holdings Ltd.	108,934
22,500	Zhuzhou CRRC Times Electric Co. Ltd., Class H	119,292
238,000	Zijin Mining Group Co. Ltd., Class H	107,957
56,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	24,226

		58,508,920

	Colombia — 0.4%
12,470	Bancolombia SA	149,518
22,030	Bancolombia SA (Preference)	262,890
281,292	Ecopetrol SA	309,436
53,025	Interconexion Electrica SA ESP	271,453

		993,297

	Czech Republic — 0.4%
20,640	CEZ A/S	527,819
3,512	Komercni banka A/S	151,523
23,889	Moneta Money Bank A/S (a) (b)	85,868

		765,210

	Egypt — 0.2%
47,927	Commercial International Bank Egypt SAE	254,769
9,333	Eastern Tobacco	108,512
24,477	Egyptian Financial Group-Hermes Holding Co.	36,227
4,443	ElSewedy Electric Co.	63,284
46,306	Talaat Moustafa Group	35,661

		498,453

	Greece — 0.4%
64,524	Alpha Bank AE*	170,460
89,128	Eurobank Ergasias SA*	112,498

SHARES	INVESTMENTS	VALUE($)

	Greece — continued
8,035	JUMBO SA	147,077
3,214	Motor Oil Hellas Corinth Refineries SA	76,580
6,026	Mytilineos Holdings SA	72,663
263,318	National Bank of Greece SA*	109,471
16,548	OPAP SA	198,003

		886,752

	Hong Kong — 0.8%
64,400	China Gas Holdings Ltd.	228,213
531,000	GCL-Poly Energy Holdings Ltd.*	65,682
74,000	Haier Electronics Group Co. Ltd.	256,023
27,500	Kingboard Chemical Holdings Ltd.	111,878
41,500	Kingboard Laminates Holdings Ltd.	55,315
64,000	Lee & Man Paper Manufacturing Ltd.	70,495
67,000	Nine Dragons Paper Holdings Ltd.	99,928
477,000	Sino Biopharmaceutical Ltd.	1,004,471

		1,892,005

	Hungary — 0.3%
24,825	MOL Hungarian Oil & Gas plc	286,872
11,562	OTP Bank Nyrt	504,143

		791,015

	India — 6.9%
11,238	Adani Enterprises Ltd.	23,395
7,696	Adani Green Energy Ltd.*‡	2,254
35,717	Adani Ports & Special Economic Zone Ltd.	217,469
50,558	Ashok Leyland Ltd.	124,007
30,834	Aurobindo Pharma Ltd.	295,828
4,028	Avenue Supermarts Ltd.* (a) (b)	89,395
5,259	Bajaj Auto Ltd.	231,739
5,309	Bajaj Finance Ltd.	151,074
1,201	Bajaj Finserv Ltd.	98,344
812	Bajaj Holdings & Investment Ltd.	32,857
8,112	Bharat Forge Ltd.	93,767
41,776	Bharat Petroleum Corp. Ltd.	241,609
1,727	Britannia Industries Ltd.	142,550
3,633	Canara Bank	14,361
53,000	Coal India Ltd.	225,811
8,924	Divi’s Laboratories Ltd.	159,574
23,006	GAIL India Ltd.	111,792
23,006	HCL Technologies Ltd.	362,023
5,924	Hero MotoCorp Ltd.	330,305
37,816	Hindalco Industries Ltd.	132,430
25,744	Hindustan Petroleum Corp. Ltd.	116,994
43,449	Hindustan Unilever Ltd.	978,623
9,850	Hindustan Zinc Ltd.	48,121

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	India — continued
49,609	Housing Development Finance Corp. Ltd.	1,397,069
5,671	IDFC Ltd.	4,962
9,955	Indiabulls Housing Finance Ltd.	194,001
97,200	Indian Oil Corp. Ltd.	235,210
77,874	Infosys Ltd.	1,395,681
5,832	InterGlobe Aviation Ltd. (a) (b)	122,222
15,270	Jindal Steel & Power Ltd.	57,147
43,935	JSW Energy Ltd.	55,364
50,398	JSW Steel Ltd.	243,912
13,584	L&T Finance Holdings Ltd.	35,030
14,685	Larsen & Toubro Ltd.	307,269
7,586	LIC Housing Finance Ltd.	61,820
9,147	Mahindra & Mahindra Financial Services Ltd.	72,079
26,198	Mahindra & Mahindra Ltd.	341,478
8,417	Mangalore Refinery & Petrochemicals Ltd.	13,565
7,325	Maruti Suzuki India Ltd.	963,888
3,254	Mphasis Ltd.	50,349
283,699	NHPC Ltd.	120,659
31,815	NMDC Ltd.	59,270
227,745	NTPC Ltd.	586,123
128,957	Oil & Natural Gas Corp. Ltd.	347,899
11,490	Oil India Ltd.	39,899
26,001	Petronet LNG Ltd.	88,114
19,327	Power Finance Corp. Ltd.	25,344
88,305	Power Grid Corp. of India Ltd.	274,296
15,144	Punjab National Bank*	21,544
8,610	Rajesh Exports Ltd.	87,842
116,513	Reliance Communications Ltd.*	26,514
132,167	Reliance Industries Ltd.	1,899,416
62,967	Reliance Power Ltd.*	34,718
74,874	Rural Electrification Corp. Ltd.	142,519
4,895	Shriram Transport Finance Co. Ltd.	117,619
20,075	Tata Consultancy Services Ltd.	1,059,693
11,466	Tata Steel Ltd.	101,521
20,547	Tech Mahindra Ltd.	205,565
18,655	Titan Co. Ltd.	273,570
13,201	Torrent Power Ltd.	48,537
23,474	Vakrangee Ltd.	35,023
70,361	Vedanta Ltd.	312,318
47,229	Wipro Ltd.	195,919
53,519	Yes Bank Ltd.	288,887

		16,168,177

	Indonesia — 2.7%
1,655,300	Adaro Energy Tbk. PT	216,763
1,142,500	Bank Central Asia Tbk. PT	1,806,616

SHARES	INVESTMENTS	VALUE($)

	Indonesia — continued
359,900	Bank Danamon Indonesia Tbk. PT	171,558
2,244,000	Bank Mandiri Persero Tbk. PT	1,136,709
879,600	Bank Negara Indonesia Persero Tbk. PT	506,400
6,189,100	Bank Rakyat Indonesia Persero Tbk. PT	1,427,011
532,200	Bukit Asam Persero Tbk. PT	123,037
883,300	Bumi Serpong Damai Tbk. PT	106,662
66,600	Gudang Garam Tbk. PT	330,860
197,600	United Tractors Tbk. PT	482,121
256,300	Vale Indonesia Tbk. PT*	57,626

		6,365,363

	Malaysia — 6.0%
214,100	AirAsia Bhd.	209,158
124,700	Alliance Bank Malaysia Bhd.	137,666
227,200	AMMB Holdings Bhd.	224,396
432,700	Bumi Armada Bhd.*	92,231
771,255	CIMB Group Holdings Bhd.	1,405,577
285,200	Gamuda Bhd.	372,403
76,268	Hong Leong Bank Bhd.	367,699
700,108	Malayan Banking Bhd.	1,919,324
565,100	Maxis Bhd.	836,913
190,700	MISC Bhd.	346,273
8,300	Nestle Malaysia Bhd.	291,560
363,200	Petronas Chemicals Group Bhd.	780,295
43,000	Petronas Dagangan Bhd.	295,172
82,400	PPB Group Bhd.	404,072
233,200	Press Metal Aluminium Holdings Bhd.	284,516
364,600	Public Bank Bhd.	2,206,185
128,400	RHB Bank Bhd.	172,648
466,700	Sime Darby Bhd.	316,061
415,500	Sime Darby Property Bhd.	157,429
808,600	Tenaga Nasional Bhd.	3,255,970

		14,075,548

	Mexico — 3.1%
3,909,327	America Movil SAB de CV, Series L	3,616,254
13,112	Banco del Bajio SA (a) (b)	27,967
83,753	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	123,914
154,696	Fibra Uno Administracion SA de CV, REIT	256,172
16,007	Gruma SAB de CV, Class B	195,726
18,611	Grupo Aeroportuario del Centro Norte SAB de CV	98,170
24,344	Grupo Aeroportuario del Pacifico SAB de CV, Class B	252,889
5,176	Grupo Elektra SAB de CV	141,530

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Mexico — continued
121,001	Grupo Financiero Banorte SAB de CV, Class O	756,723
111,913	Grupo Financiero Inbursa SAB de CV, Class O	186,282
201,825	Grupo Mexico SAB de CV, Series B	668,216
7,494	Industrias Penoles SAB de CV	157,473
80,280	Infraestructura Energetica Nova SAB de CV	353,751
23,628	Megacable Holdings SAB de CV	108,563
59,117	Mexichem SAB de CV	184,760
47,170	Nemak SAB de CV (a) (b)	35,411
10,931	Regional SAB de CV	69,577

		7,233,378

	Pakistan — 0.0% (c)
20,600	Habib Bank Ltd.	34,705
26,800	Oil & Gas Development Co. Ltd.	38,728

		73,433

	Peru — 0.1%
11,668	Cia de Minas Buenaventura SAA, ADR	186,105

	Philippines — 1.8%
532,200	Alliance Global Group, Inc.*	134,047
32,665	Ayala Corp.	607,602
185,100	Bank of the Philippine Islands	374,649
238,490	BDO Unibank, Inc.	604,916
507,800	Bloomberry Resorts Corp.	120,287
141,710	International Container Terminal Services, Inc.	231,667
59,130	Jollibee Foods Corp.	324,954
53,770	Manila Electric Co.	333,800
1,368,500	Megaworld Corp.	118,753
2,876,400	Metro Pacific Investments Corp.	282,902
158,156	Metropolitan Bank & Trust Co.	259,038
23,560	PLDT, Inc.	659,356
152,920	Semirara Mining & Power Corp.	91,162

		4,143,133

	Poland — 1.7%
4,293	Alior Bank SA*	86,368
4,386	Asseco Poland SA	54,763
28,937	Bank Millennium SA	70,491
7,571	Bank Pekao SA	251,258
1,394	Bank Zachodni WBK SA	147,064
1,588	CCC SA	116,654
4,835	CD Projekt SA	170,625
11,724	Cyfrowy Polsat SA	85,508
3,629	Dino Polska SA* (a) (b)	97,609
28,025	Enea SA	83,017
5,377	Grupa Lotos SA	84,237

SHARES	INVESTMENTS	VALUE($)

	Poland — continued
3,005	Jastrzebska Spolka Weglowa SA*	70,464
7,945	KGHM Polska Miedz SA	210,598
952	KRUK SA	62,133
112	LPP SA	291,271
598	mBank SA	72,811
86,364	Orange Polska SA*	129,294
93,129	PGE Polska Grupa Energetyczna SA	276,867
13,773	PLAY Communications SA (a) (b)	115,917
18,035	Polski Koncern Naftowy ORLEN SA	459,349
99,201	Polskie Gornictwo Naftowe i Gazownictwo SA	174,111
41,078	Powszechna Kasa Oszczednosci Bank Polski SA	487,684
26,207	Powszechny Zaklad Ubezpieczen SA	318,599
135,093	Tauron Polska Energia SA*	90,155

		4,006,847

	Qatar — 0.5%
4,553	Barwa Real Estate Co.	44,204
7,109	Doha Bank QPSC	52,893
17,197	Masraf Al Rayan QSC	168,074
10,876	Ooredoo QPSC	236,606
3,544	Qatar Electricity & Water Co. QSC	192,725
2,884	Qatar Islamic Bank SAQ	84,762
10,938	Qatar National Bank QPSC	452,744

		1,232,008

	Russia — 4.6%
41,276	Aeroflot PJSC	94,304
143,612	Alrosa PJSC	204,135
1,096	Bashneft PJSC (Preference)	31,885
33,712,684	Federal Grid Co. Unified Energy System PJSC	93,755
603,846	Gazprom PJSC	1,396,213
3,936,795	Inter RAO UES PJSC	249,967
26,793	LUKOIL PJSC	1,770,014
100,712	Magnitogorsk Iron & Steel Works PJSC	77,589
2,637	MMC Norilsk Nickel PJSC	450,428
129,824	Mobile TeleSystems PJSC	613,285
65,938	Moscow Exchange MICEX-RTS PJSC	126,132
61,537	Novatek PJSC	752,181
49,797	Novolipetsk Steel PJSC	127,141
6,137	PhosAgro PJSC, GDR (b)	88,496
2,398	Polyus PJSC, GDR(b)	76,208
66,989	Rosneft Oil Co. PJSC	406,909
3,789,531	ROSSETI PJSC	50,082
109,635	Rostelecom PJSC	114,127
14,302,284	RusHydro PJSC	168,953

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Russia — continued
503,664	Sberbank of Russia PJSC	1,795,308
10,694	Severstal PJSC	171,461
364,116	Sistema PJSC FC	64,833
410,563	Surgutneftegas OJSC	191,634
442,564	Surgutneftegas OJSC (Preference)	217,794
85,899	Tatneft PJSC	912,680
88	Transneft PJSC (Preference)	240,538
239,899,643	VTB Bank PJSC	205,114

		10,691,166

	Singapore — 0.0% (c)
20,400	Yanlord Land Group Ltd.	26,014

	South Africa — 8.1%
6,237	African Rainbow Minerals Ltd.	51,232
3,417	Anglo American Platinum Ltd.	91,696
1,847	Assore Ltd.	45,550
24,464	AVI Ltd.	223,758
30,435	Barclays Africa Group Ltd.	445,790
12,326	Barloworld Ltd.	167,254
19,882	Bidvest Group Ltd. (The)	389,472
2,495	Capitec Bank Holdings Ltd.	177,629
18,824	Clicks Group Ltd.	322,688
12,352	Coronation Fund Managers Ltd.	73,508
18,886	Dis-Chem Pharmacies Ltd. (a) (b)	56,908
16,011	Discovery Ltd.	222,311
15,287	Exxaro Resources Ltd.	135,595
148,875	FirstRand Ltd.	797,304
53,867	Fortress REIT Ltd., REIT	74,133
35,886	Fortress REIT Ltd., Class B, REIT	50,094
16,508	Foschini Group Ltd. (The)	284,028
47,319	Gold Fields Ltd.	179,649
131,486	Growthpoint Properties Ltd., REIT	306,959
22,788	Harmony Gold Mining Co. Ltd.	46,499
11,733	Hyprop Investments Ltd., REIT	107,305
9,480	Imperial Holdings Ltd.	182,358
13,145	Investec Ltd.	103,692
3,966	JSE Ltd.	62,209
85,636	KAP Industrial Holdings Ltd.	60,536
3,175	Kumba Iron Ore Ltd.	67,826
5,521	Liberty Holdings Ltd.	58,700
48,431	MMI Holdings Ltd.	86,216
6,801	Mondi Ltd.	198,579
18,680	Mr Price Group Ltd.	409,911
26,272	Naspers Ltd., Class N	6,400,373
9,803	Nedbank Group Ltd.	233,782

SHARES	INVESTMENTS	VALUE($)

	South Africa — continued
26,121	Pick n Pay Stores Ltd.	168,545
32,007	Rand Merchant Investment Holdings Ltd.	105,999
240,760	Redefine Properties Ltd., REIT	231,392
30,818	Remgro Ltd.	554,836
14,451	Resilient REIT Ltd., REIT	78,544
9,754	Reunert Ltd.	60,767
31,318	RMB Holdings Ltd.	196,435
79,825	Sanlam Ltd.	504,256
31,969	Sappi Ltd.	204,016
32,081	Sasol Ltd.	1,146,811
34,154	Shoprite Holdings Ltd.	679,522
88,991	Sibanye Gold Ltd.	78,006
14,496	SPAR Group Ltd. (The)	245,903
58,790	Standard Bank Group Ltd.	1,008,284
21,356	Super Group Ltd.*	63,443
41,178	Telkom SA SOC Ltd.	188,054
8,598	Tongaat Hulett Ltd.	62,327
32,730	Truworths International Ltd.	267,587
41,017	Tsogo Sun Holdings Ltd.	74,978
79,104	Vodacom Group Ltd.	989,799
33,395	Vukile Property Fund Ltd., REIT	60,280

		19,083,328

	Taiwan — 14.4%
255,000	Acer, Inc.	194,474
299,500	ASE Industrial Holding Co. Ltd.*	812,866
211,000	Asia Cement Corp.	225,174
66,000	Asustek Computer, Inc.	616,811
800,000	AU Optronics Corp.	329,885
158,000	Capital Securities Corp.	59,735
68,000	Catcher Technology Co. Ltd.	754,132
629,000	Cathay Financial Holding Co. Ltd.	1,128,273
469,000	Chang Hwa Commercial Bank Ltd.	269,974
37,000	Cheng Uei Precision Industry Co. Ltd.	48,026
52,300	Chicony Electronics Co. Ltd.	128,853
284,000	China Airlines Ltd.*	103,597
1,089,000	China Development Financial Holding Corp.	411,749
195,470	China Life Insurance Co. Ltd.	211,781
378,000	Compal Electronics, Inc.	246,211
1,443,395	CTBC Financial Holding Co. Ltd.	1,029,376
765,715	E.Sun Financial Holding Co. Ltd.	541,478
92,000	Epistar Corp.	125,210
214,000	Eva Airways Corp.	114,916
186,000	Evergreen Marine Corp. Taiwan Ltd.*	94,080
426,000	Far Eastern New Century Corp.	406,592
37,000	Feng TAY Enterprise Co. Ltd.	167,780

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Taiwan — continued
763,100	First Financial Holding Co. Ltd.	524,637
309,000	Formosa Chemicals & Fibre Corp.	1,135,312
123,000	Formosa Petrochemical Corp.	501,882
437,000	Formosa Plastics Corp.	1,533,539
99,533	Foxconn Technology Co. Ltd.	247,129
585,000	Fubon Financial Holding Co. Ltd.	1,000,852
20,000	Globalwafers Co. Ltd.	322,651
1,372,490	Hon Hai Precision Industry Co. Ltd.	3,817,419
67,000	HTC Corp.*	135,835
649,360	Hua Nan Financial Holdings Co. Ltd.	392,690
784,000	Innolux Corp.	291,747
277,000	Inventec Corp.	209,867
203,000	Lite-On Technology Corp.*	267,881
135,000	MediaTek, Inc.*	1,535,437
866,233	Mega Financial Holding Co. Ltd.	764,717
508,000	Nan Ya Plastics Corp.	1,391,405
70,737	Nanya Technology Corp.	220,196
51,000	Novatek Microelectronics Corp.	214,074
66,000	Oriental Union Chemical Corp.	70,773
186,000	Pegatron Corp.	433,654
290,000	Pou Chen Corp.	362,667
243,000	Quanta Computer, Inc.	441,804
42,000	Realtek Semiconductor Corp.*	158,832
615,287	Shin Kong Financial Holding Co. Ltd.	250,066
809,785	SinoPac Financial Holdings Co. Ltd.	291,414
120,200	Synnex Technology International Corp.	172,631
747,973	Taishin Financial Holding Co. Ltd.	363,456
320,113	Taiwan Business Bank	98,373
326,000	Taiwan Cement Corp.	447,998
691,674	Taiwan Cooperative Financial Holding Co. Ltd.	401,906
874,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,657,557
27,000	Transcend Information, Inc.*	76,136
82,000	Vanguard International Semiconductor Corp.	166,215
282,000	Walsin Lihwa Corp.	191,738
69,000	Wan Hai Lines Ltd.	39,794
248,661	Wistron Corp.	197,736
907,665	Yuanta Financial Holding Co. Ltd.	433,185

		33,784,178

	Thailand — 7.9%
225,700	Advanced Info Service PCL	1,486,051
560,200	Airports of Thailand PCL	1,253,326
42,900	Bangkok Bank PCL	273,226
18,800	Bangkok Bank PCL, NVDR	114,466
561,400	Banpu PCL	342,777

SHARES	INVESTMENTS	VALUE($)

	Thailand — continued
65,900	Bumrungrad Hospital PCL	395,654
292,000	Central Pattana PCL	745,147
769,900	CP ALL PCL	2,118,281
53,800	Electricity Generating PCL	379,327
335,600	Energy Absolute PCL	379,490
83,300	Glow Energy PCL	226,908
829,800	Home Product Center PCL	392,597
221,500	Indorama Ventures PCL	420,412
247,400	Intouch Holdings PCL, NVDR	450,147
1,317,200	IRPC PCL	293,119
729,500	Krung Thai Bank PCL	419,054
773,600	Land & Houses PCL, NVDR	269,266
177,700	PTT Exploration & Production PCL	753,047
261,700	PTT Global Chemical PCL	808,812
1,843,000	PTT PCL	3,270,215
156,900	Ratchaburi Electricity Generating Holding PCL	259,649
110,600	Siam Cement PCL (The) (Registered)	1,636,689
284,400	Siam Commercial Bank PCL (The)	1,180,494
131,700	Thai Oil PCL	392,063
2,526,600	TMB Bank PCL	188,226

		18,448,443

	Turkey — 1.2%
96,587	Akbank Turk A/S	200,966
9,195	Aselsan Elektronik Sanayi ve Ticaret A/S	56,918
16,951	BIM Birlesik Magazalar A/S	288,008
88,069	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	52,772
29,154	Enka Insaat ve Sanayi A/S	35,081
76,854	Eregli Demir ve Celik Fabrikalari TAS	191,846
4,909	Ford Otomotiv Sanayi A/S	67,581
42,498	Haci Omer Sabanci Holding A/S	100,505
50,161	KOC Holding A/S	169,462
3,584	Migros Ticaret A/S*	20,133
32,725	Petkim Petrokimya Holding A/S	57,837
20,006	Soda Sanayii A/S	23,813
10,318	TAV Havalimanlari Holding A/S	55,537
7,617	Tekfen Holding A/S	28,825
9,444	Tofas Turk Otomobil Fabrikasi A/S	58,198
7,071	Tupras Turkiye Petrol Rafinerileri A/S	180,750
42,631	Turk Hava Yollari AO*	176,094
139,376	Turkcell Iletisim Hizmetleri A/S	479,896
99,027	Turkiye Garanti Bankasi A/S	224,240
28,843	Turkiye Halk Bankasi A/S	59,013
66,697	Turkiye Is Bankasi, Class C	101,064
46,497	Turkiye Sinai Kalkinma Bankasi A/S	16,058

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)

	Turkey — continued
47,346	Turkiye Sise ve Cam Fabrikalari A/S	52,613
49,227	Turkiye Vakiflar Bankasi TAO, Class D	72,432
37,534	Yapi ve Kredi Bankasi A/S	36,759

		2,806,401

	United Arab Emirates — 1.0%
89,253	Abu Dhabi Commercial Bank PJSC	170,471
175,546	Air Arabia PJSC	58,306
140,241	Aldar Properties PJSC	80,054
76,938	DAMAC Properties Dubai Co. PJSC	57,867
406,169	Dana Gas PJSC	109,472
9,955	DP World Ltd.	221,499
69,446	Dubai Investments PJSC	35,922
55,587	Dubai Islamic Bank PJSC	83,233
37,774	Emaar Development PJSC*	57,075
93,525	Emaar Malls PJSC	56,525
159,043	Emaar Properties PJSC	250,700
176,523	Emirates Telecommunications Group Co. PJSC	822,462
125,457	First Abu Dhabi Bank PJSC	422,888

		2,426,474

	Total Common Stocks (Cost $208,869,243)	233,430,479

Short-Term Investments — 0.4%
	Investment Companies — 0.4%
947,561	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (d) (e) (Cost $947,561)	947,561

	Total Investments — 100.0% (Cost $209,816,804)	234,378,040
	Other Assets Less Liabilities — 0.0% (c)	107,720

	NET ASSETS — 100.0%	$234,485,760

Percentages indicated are based on net assets.

Abbreviations
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
OJSC	— Open Joint Stock Company
PJSC	— Public Joint Stock Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(a)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Represents less than 0.05% of net assets.
(d)	— Affiliated company as defined under the Investment Company Act of 1940.
(e)	— The rate shown was the current yield as of April 30, 2018.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.3%
Oil, Gas & Consumable Fuels	10.6
Internet Software & Services	7.1
Wireless Telecommunication Services	6.7
Semiconductors & Semiconductor Equipment	4.4
Electric Utilities	3.8
Chemicals	3.5
Metals & Mining	3.5
Media	2.9
Insurance	2.8
Electronic Equipment, Instruments & Components	2.3
Real Estate Management & Development	2.1
Pharmaceuticals	1.8
Food & Staples Retailing	1.7
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.6
Independent Power and Renewable Electricity Producers	1.6
Automobiles	1.6
IT Services	1.5
Diversified Telecommunication Services	1.3
Transportation Infrastructure	1.3
Construction Materials	1.3
Capital Markets	1.2
Beverages	1.1
Textiles, Apparel & Luxury Goods	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	11.2

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Exchange Traded Funds — 100.0%
	United States — 100.0%
491,466	JPMorgan Diversified Return Europe Equity ETF (a) (Cost $25,656,882)	30,028,573

	Total Investments — 100.0% (Cost $25,656,882)	30,028,573
	Liabilities in excess of other assets — 0.0% (b)	(8,996)

	Net Assets — 100.0%	$30,019,577

Percentages indicated are based on net assets.

(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— Represents less than 0.05% of net assets

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
GBP	5,012,112	USD	6,899,918	Citibank, NA	5/3/2018	557
USD	3,184,405	CHF	3,042,221	Goldman Sachs International	5/3/2018	114,272
USD	799,565	DKK	4,835,169	Citibank, NA	5/3/2018	15,814
USD	74,080	DKK	448,023	Royal Bank of Canada	5/3/2018	1,458
USD	15,484,036	EUR	12,564,407	Australia & New Zealand Banking Group Ltd.	5/3/2018	310,199
USD	62,928	EUR	51,026	Royal Bank of Canada	5/3/2018	1,304
USD	7,101,720	GBP	5,058,605	Australia & New Zealand Banking Group Ltd.	5/3/2018	137,235
USD	20,005	GBP	14,188	Royal Bank of Canada	5/3/2018	471
USD	841,473	NOK	6,598,404	Royal Bank of Canada	5/3/2018	18,935
USD	17,081	SEK	142,889	Barclays Bank plc	5/3/2018	762
USD	1,635,681	SEK	13,665,362	Citibank, NA	5/3/2018	74,980
USD	3,203,858	CHF	3,162,962	Goldman Sachs International	6/5/2018	2,560
USD	14,853,222	EUR	12,265,810	Australia & New Zealand Banking Group Ltd.	6/5/2018	2,355
USD	343,873	EUR	283,596	BNP Paribas	6/5/2018	509
USD	817,015	EUR	674,630	Goldman Sachs International	6/5/2018	204
USD	160,344	GBP	116,258	Royal Bank of Canada	6/5/2018	26
USD	732,819	NOK	5,865,879	Citibank, NA	6/5/2018	733
USD	35,702	NOK	285,778	Goldman Sachs International	6/5/2018	36
USD	16,617	NOK	132,946	Royal Bank of Canada	6/5/2018	25
USD	1,571,752	SEK	13,718,177	Citibank, NA	6/5/2018	984
USD	69,151	SEK	603,462	Goldman Sachs International	6/5/2018	53
USD	858,851	DKK	5,283,191	Citibank, NA	6/6/2018	149
USD	18,960	DKK	116,487	Goldman Sachs International	6/6/2018	27
USD	9,136	DKK	56,197	TD Bank Financial Group	6/6/2018	2

Total unrealized appreciation						683,650

CHF	3,042,221	USD	3,073,709	Goldman Sachs International	5/3/2018	(3,576)
DKK	5,283,191	USD	856,709	Citibank, NA	5/3/2018	(337)
EUR	12,265,810	USD	14,818,326	Australia & New Zealand Banking Group Ltd.	5/3/2018	(5,099)
EUR	319,502	USD	393,840	Goldman Sachs International	5/3/2018	(7,982)
EUR	30,120	USD	37,106	Royal Bank of Canada	5/3/2018	(730)
GBP	60,682	USD	85,254	Royal Bank of Canada	5/3/2018	(1,710)
NOK	5,865,879	USD	732,035	Citibank, NA	5/3/2018	(811)
NOK	732,525	USD	93,415	Goldman Sachs International	5/3/2018	(2,100)
SEK	13,415,522	USD	1,533,408	Citibank, NA	5/3/2018	(1,241)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
SEK	392,729	USD	47,012	Goldman Sachs International	5/3/2018	(2,159)
USD	402,780	GBP	292,170	BNP Paribas	6/5/2018	(120)
USD	6,909,881	GBP	5,012,112	Citibank, NA	6/5/2018	(1,757)

Total unrealized depreciation						(27,622)

Net unrealized appreciation						656,028

CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.1%
	Austria — 1.1%
1,734	ANDRITZ AG	93,205
7,029	OMV AG	435,342
6,044	voestalpine AG	318,865

		847,412

	Belgium — 1.6%
4,165	bpost SA	91,389
3,668	Colruyt SA	206,403
1,042	Groupe Bruxelles Lambert SA	119,108
10,808	Proximus SADP	331,202
1,991	Solvay SA	276,889
4,742	Umicore SA	263,743

		1,288,734

	Denmark — 2.9%
2,917	Chr Hansen Holding A/S	264,423
1,096	Coloplast A/S, Class B	92,846
2,173	Danske Bank A/S	75,625
3,121	DSV A/S	247,170
1,447	ISS A/S	50,463
15,380	Novo Nordisk A/S, Class B	723,290
1,884	Novozymes A/S, Class B	88,572
4,581	Orsted A/S (a) (b)	301,593
2,884	Tryg A/S	68,260
2,979	Vestas Wind Systems A/S	192,717
5,199	William Demant Holding A/S*	202,614

		2,307,573

	Finland — 5.4%
6,376	Elisa OYJ	281,835
28,708	Fortum OYJ	660,365
3,082	Kesko OYJ, Class B	180,974
5,076	Kone OYJ, Class B	252,102
13,480	Neste OYJ	1,135,105
788	Nokia OYJ	4,728
3,436	Orion OYJ, Class B	104,216
7,530	Sampo OYJ, Class A	407,235
22,548	Stora Enso OYJ, Class R	444,751
15,525	UPM-Kymmene OYJ	553,957
13,613	Wartsila OYJ Abp	289,036

		4,314,304

	France — 14.0%
803	Aeroports de Paris	176,759
2,051	Air Liquide SA	266,581
2,148	Arkema SA	281,376
4,926	Atos SE	665,011
3,549	AXA SA	101,497

SHARES	INVESTMENTS	VALUE($)

	France — continued
1,581	BNP Paribas SA	122,052
2,750	Bouygues SA	140,264
2,487	Bureau Veritas SA	65,030
9,933	Capgemini SE	1,366,442
1,881	Casino Guichard Perrachon SA	97,570
1,821	Cie Generale des Etablissements Michelin SCA	256,074
1,104	Cie Plastic Omnium SA	53,055
4,984	CNP Assurances	127,659
5,325	Credit Agricole SA	87,689
2,661	Danone SA	215,556
874	Dassault Systemes SE	113,262
1,715	Eiffage SA	204,139
11,333	Engie SA	198,798
622	Eurazeo SA	54,634
1,834	Eutelsat Communications SA	39,719
2,141	Faurecia SA	174,832
1,006	Fonciere Des Regions, REIT	112,510
584	Gecina SA, REIT	101,237
148	Hermes International	95,703
1,084	Imerys SA	98,939
1,630	Ingenico Group SA	142,581
537	Kering SA	310,653
1,954	Klepierre SA, REIT	79,975
4,655	Lagardere SCA	133,138
2,748	Legrand SA	213,830
827	L’Oreal SA	199,133
1,068	LVMH Moet Hennessy Louis Vuitton SE	371,677
7,033	Natixis SA	57,762
38,446	Orange SA	698,934
1,144	Orpea	146,599
1,155	Pernod Ricard SA	191,829
2,195	Renault SA	237,898
420	Rubis SCA	32,679
1,137	Safran SA	133,359
4,409	Sanofi	348,586
1,379	Schneider Electric SE*	124,999
2,375	SCOR SE	96,314
189	SEB SA	36,213
1,929	Societe Generale SA	105,572
2,569	Sodexo SA	254,404
1,688	Thales SA	213,969
14,238	TOTAL SA	894,883
335	Unibail-Rodamco SE, REIT	80,423
6,227	Valeo SA	416,333
6,322	Veolia Environnement SA	149,570

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	France — continued
1,704	Vinci SA	170,372

		11,058,073

	Germany — 12.4%
525	Allianz SE (Registered)	124,175
2,038	Axel Springer SE	166,938
7,122	BASF SE	740,998
2,979	Bayer AG (Registered)	356,049
2,309	Bayerische Motoren Werke AG	256,719
3,603	CECONOMY AG	40,375
856	Continental AG	227,983
3,001	Covestro AG (a) (b)	272,685
3,023	Daimler AG (Registered)	237,663
1,013	Deutsche Boerse AG	136,237
14,629	Deutsche Lufthansa AG (Registered)	425,195
3,757	Deutsche Post AG (Registered)	163,071
1,511	Deutsche Wohnen SE	71,311
10,933	E.ON SE	119,714
6,517	Evonik Industries AG	231,550
1,025	Fielmann AG	84,172
1,764	Fraport AG Frankfurt Airport Services Worldwide	170,712
4,664	Fresenius Medical Care AG & Co. KGaA	473,260
2,949	FUCHS PETROLUB SE (Preference)	158,347
993	Hannover Rueck SE	139,463
777	Hella GmbH & Co. KGaA	47,926
3,495	Henkel AG & Co. KGaA (Preference)	444,161
543	HOCHTIEF AG	99,080
1,455	HUGO BOSS AG	136,400
43,995	Infineon Technologies AG	1,126,524
806	LEG Immobilien AG	92,934
611	MAN SE	70,425
1,119	MTU Aero Engines AG	192,480
5,342	ProSiebenSat.1 Media SE	193,797
17,186	SAP SE	1,909,462
1,094	Siemens AG (Registered)	138,932
2,446	Talanx AG	110,205
9,366	TUI AG	211,802
8,127	Uniper SE	251,280
1,044	United Internet AG (Registered)	67,482
2,077	Vonovia SE	104,068

		9,793,575

	Ireland — 0.1%
1,649	Smurfit Kappa Group plc	70,294

	Italy — 3.0%
4,681	Assicurazioni Generali SpA	94,458

SHARES	INVESTMENTS	VALUE($)

	Italy — continued
4,666	Atlantia SpA	154,444
52,696	Enel SpA	334,289
31,864	Eni SpA	622,890
25,513	Intesa Sanpaolo SpA	97,050
8,881	Mediobanca Banca di Credito Finanziario SpA	107,616
3,914	Recordati SpA	139,615
98,982	Terna Rete Elettrica Nazionale SpA	594,083
17,804	Unione di Banche Italiane SpA	91,703
39,711	UnipolSai Assicurazioni SpA	106,722

		2,342,870

	Luxembourg — 0.3%
86	Eurofins Scientific SE	46,388
1,306	RTL Group SA	107,470
7,139	SES SA, FDR	110,147

		264,005

	Netherlands — 6.2%
2,889	ABN AMRO Group NV, CVA (a) (b)	89,592
2,628	Akzo Nobel NV	237,987
6,224	ASML Holding NV	1,184,949
964	ASR Nederland NV	45,466
1,540	Heineken Holding NV	156,326
1,591	Heineken NV	167,493
5,256	ING Groep NV	88,566
14,851	Koninklijke Ahold Delhaize NV	358,273
3,750	Koninklijke DSM NV	387,573
39,358	Koninklijke KPN NV	122,491
9,093	Koninklijke Philips NV	384,872
2,751	NN Group NV	131,841
227	Randstad Holding NV	14,611
32,429	Royal Dutch Shell plc, Class B	1,157,678
7,426	Wolters Kluwer NV	401,820

		4,929,538

	Norway — 2.6%
1,685	Aker BP ASA	55,267
10,513	DNB ASA	196,608
5,385	Gjensidige Forsikring ASA	85,235
13,949	Marine Harvest ASA	303,640
31,649	Norsk Hydro ASA	197,678
17,380	Orkla ASA	160,855
17,216	Statoil ASA	440,260
27,143	Telenor ASA	600,781

		2,040,324

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Portugal — 1.1%
115,701	EDP — Energias de Portugal SA	429,247
19,525	Galp Energia SGPS SA	374,744
5,921	Jeronimo Martins SGPS SA	103,837

		907,828

	South Africa — 0.4%
10,242	Mondi plc	285,107

	Spain — 8.4%
7,899	Abertis Infraestructuras SA	174,148
1,296	Acciona SA	108,406
3,472	ACS Actividades de Construccion y Servicios SA	146,327
706	Aena SME SA (a) (b)	145,527
3,429	Amadeus IT Group SA	250,179
8,261	Banco Santander SA	53,374
15,784	Enagas SA	458,778
18,305	Endesa SA	426,877
17,628	Gas Natural SDG SA	444,360
10,744	Grifols SA	301,238
210,874	Iberdrola SA	1,629,201
5,313	Industria de Diseno Textil SA	164,693
5,138	Mediaset Espana Comunicacion SA	49,172
6,516	Merlin Properties Socimi SA, REIT	100,541
20,508	Red Electrica Corp. SA	427,190
31,254	Repsol SA	596,414
11,776	Siemens Gamesa Renewable Energy SA	201,659
98,002	Telefonica SA	998,688

		6,676,772

	Sweden — 5.4%
4,749	Alfa Laval AB	117,484
6,353	Atlas Copco AB, Class A*	248,443
8,192	Boliden AB*	283,850
5,936	Electrolux AB, Series B	156,216
5,971	Hennes & Mauritz AB, Class B	102,608
8,039	Hexagon AB, Class B	464,163
6,891	Husqvarna AB, Class B	66,277
2,368	ICA Gruppen AB	73,527
3,507	Industrivarden AB, Class C	73,838
2,666	Investor AB, Class B	116,062
2,667	Kinnevik AB, Class B	96,112
318	L E Lundbergforetagen AB, Class B	21,524
19,143	Nordea Bank AB	194,697
9,405	Securitas AB, Class B	151,969
8,412	Skandinaviska Enskilda Banken AB, Class A	78,972
7,307	Skanska AB, Class B	142,308
5,384	SKF AB, Class B	108,998

SHARES	INVESTMENTS	VALUE($)

	Sweden — continued
14,934	Swedbank AB, Class A	324,415
32,038	Tele2 AB, Class B	415,274
150,790	Telia Co. AB	742,446
6,291	Trelleborg AB, Class B	147,013
6,467	Volvo AB, Class B	109,592

		4,235,788

	Switzerland — 10.7%
5,552	ABB Ltd. (Registered)	129,448
1,525	Adecco Group AG (Registered)	100,993
820	Baloise Holding AG (Registered)	129,974
84	Banque Cantonale Vaudoise (Registered)	66,944
9,154	Clariant AG (Registered)	211,323
254	DKSH Holding AG	20,371
401	EMS-Chemie Holding AG (Registered)	247,675
1,573	Ferguson plc	120,409
285	Flughafen Zurich AG (Registered)	59,517
706	Geberit AG (Registered)	301,273
112	Givaudan SA (Registered)	249,317
140	Helvetia Holding AG (Registered)	83,162
797	Kuehne + Nagel International AG (Registered)	124,090
3,911	Logitech International SA (Registered)	144,485
1,820	Lonza Group AG (Registered)*	444,684
6,672	Nestle SA (Registered)	516,880
17,286	Novartis AG (Registered)	1,330,578
1,050	Pargesa Holding SA	98,269
203	Partners Group Holding AG	148,062
4,463	Roche Holding AG	991,623
995	Schindler Holding AG	205,454
89	SGS SA (Registered)	216,150
24	Sika AG	174,149
2,354	Sonova Holding AG (Registered)	387,924
163	Straumann Holding AG (Registered)	110,649
681	Swiss Life Holding AG (Registered)	238,227
778	Swiss Prime Site AG (Registered)	72,894
961	Swiss Re AG	91,554
2,360	Swisscom AG (Registered)	1,131,933
1,677	Temenos Group AG (Registered)	211,013
234	Vifor Pharma AG	36,928
309	Zurich Insurance Group AG*	98,706

		8,494,658

	United Kingdom — 23.3%
12,100	3i Group plc	156,189
2,081	Admiral Group plc	56,949
16,119	Anglo American plc	379,268

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United Kingdom — continued
5,571	AstraZeneca plc	389,983
14,741	BAE Systems plc	123,680
4,428	Bellway plc	201,768
5,122	Berkeley Group Holdings plc	286,750
91,276	BP plc	677,995
14,791	British American Tobacco plc	811,249
140,218	BT Group plc	481,276
8,219	Bunzl plc	238,323
27,314	Compass Group plc	585,961
4,391	Croda International plc	268,609
6,491	Diageo plc	231,564
17,265	DS Smith plc	123,678
12,387	easyJet plc	270,031
6,154	Experian plc	141,002
13,495	GKN plc	85,689
60,803	GlaxoSmithKline plc	1,219,536
10,670	Hammerson plc, REIT	80,435
11,532	HSBC Holdings plc	114,812
6,516	IMI plc	97,662
2,172	Imperial Brands plc	77,713
8,205	Inchcape plc	81,971
13,053	Informa plc	132,524
18,553	Inmarsat plc	95,850
25,586	International Consolidated Airlines Group SA	221,171
94,558	ITV plc	196,716
61,547	J Sainsbury plc	261,154
302	Johnson Matthey plc	13,649
52,505	Kingfisher plc	218,969
38,597	Legal & General Group plc	142,953
10,749	Meggitt plc	69,636
58,644	National Grid plc	678,508
6,506	Next plc	469,969
2,441	Pennon Group plc	23,192
5,759	Persimmon plc	215,130
6,793	Reckitt Benckiser Group plc	532,898
20,233	RELX NV	430,500
19,009	RELX plc	406,279
28,110	Rentokil Initial plc	118,594
5,645	Rio Tinto plc	307,686
14,740	Royal Mail plc	117,551
46,096	Sage Group plc (The)	400,928
964	Schroders plc	43,612
17,675	Segro plc, REIT	156,844
12,104	Severn Trent plc	322,303
26,595	Smith & Nephew plc	509,322

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — continued
6,818	Smiths Group plc	149,391
23,561	SSE plc	447,155
21,735	Tate & Lyle plc	171,659
50,099	Taylor Wimpey plc	131,938
5,718	Unilever NV, CVA	327,805
18,279	Unilever plc	1,025,307
34,137	United Utilities Group plc	348,108
511,044	Vodafone Group plc	1,491,337
5,456	Whitbread plc	321,016
51,728	William Hill plc	208,059
63,600	Wm Morrison Supermarkets plc	212,117
17,709	WPP plc	303,889

		18,405,812

	United States — 0.2%
2,911	Carnival plc	189,201

	Total Common Stocks (Cost $66,007,187)	78,451,868

	Total Investments — 99.1% (Cost $66,007,187)	78,451,868
	Other Assets Less Liabilities — 0.9%	710,561

	Net Assets — 100.0%	$79,162,429

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Abbreviations

CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	7.2
Diversified Telecommunication Services	7.0
Electric Utilities	6.8
Chemicals	5.9
Software	3.4
Insurance	3.2
Semiconductors & Semiconductor Equipment	2.9
IT Services	2.9
Wireless Telecommunication Services	2.4
Banks	2.4
Professional Services	2.3
Hotels, Restaurants & Leisure	2.3
Machinery	2.2
Health Care Equipment & Supplies	2.2
Personal Products	2.0
Food & Staples Retailing	1.9
Metals & Mining	1.9
Media	1.8
Food Products	1.7
Paper & Forest Products	1.6
Auto Components	1.6
Multi-Utilities	1.5
Household Durables	1.4
Household Products	1.2
Construction & Engineering	1.2
Airlines	1.2
Textiles, Apparel & Luxury Goods	1.2
Transportation Infrastructure	1.1
Tobacco	1.1
Electrical Equipment	1.1
Beverages	1.0
Others (each less than 1.0%)	13.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.4%
	Australia — 6.7%
44,457	AGL Energy Ltd.	724,536
24,323	Ansell Ltd.	475,222
51,242	APA Group	320,786
10,970	ASX Ltd.	482,272
50,548	Aurizon Holdings Ltd.	170,106
74,924	Boral Ltd.	385,581
19,380	Caltex Australia Ltd.	450,678
9,160	CIMIC Group Ltd.	311,704
5,140	Cochlear Ltd.	748,022
20,395	Computershare Ltd.	259,456
12,826	Crown Resorts Ltd.	124,488
8,418	CSL Ltd.	1,078,254
96,177	CSR Ltd.	405,808
72,302	Dexus, REIT	514,179
11,341	Flight Centre Travel Group Ltd.	475,093
161,648	GPT Group (The), REIT	586,154
94,072	Harvey Norman Holdings Ltd.	247,972
233,922	Healthscope Ltd.	426,191
47,623	Incitec Pivot Ltd.	135,522
383,291	Mirvac Group, REIT	643,231
108,486	Origin Energy Ltd.*	792,032
154,067	Qantas Airways Ltd.	666,306
10,368	Ramsay Health Care Ltd.	504,048
86,737	Scentre Group, REIT	262,164
35,164	Sonic Healthcare Ltd.	623,466
115,419	Star Entertainment Grp Ltd. (The)	456,745
73,490	Sydney Airport	393,472
289,366	Telstra Corp. Ltd.	688,004
41,031	Transurban Group	357,532
24,937	Treasury Wine Estates Ltd.	356,200
28,877	Wesfarmers Ltd.	950,041
7,636	Woolworths Group Ltd.	159,713
29,634	WorleyParsons Ltd.	361,202

		15,536,180

	Austria — 0.3%
10,998	OMV AG	681,162

	Belgium — 0.8%
2,064	Ageas	110,409
6,597	Colruyt SA	371,222
4,180	Groupe Bruxelles Lambert SA	477,803
14,135	Proximus SADP	433,155
1,953	Solvay SA	271,605
1,157	UCB SA	87,138

		1,751,332

SHARES	INVESTMENTS	VALUE($)

	Bermuda — 0.2%
4,232	RenaissanceRe Holdings Ltd.	575,721

	Canada — 3.6%
8,460	ARC Resources Ltd.	94,355
12,559	BCE, Inc.	532,996
4,569	Canadian Tire Corp. Ltd., Class A	622,675
4,270	CGI Group, Inc., Class A*	247,430
14,151	Fortis, Inc.	475,025
34,005	Husky Energy, Inc.	475,665
18,471	Hydro One Ltd. (a) (b)	293,332
13,435	Imperial Oil Ltd.	417,820
21,927	Inter Pipeline Ltd.	395,350
8,879	Loblaw Cos. Ltd.	451,574
17,078	Metro, Inc.	541,889
13,830	RioCan, REIT	251,513
13,056	Rogers Communications, Inc., Class B	616,320
20,922	Shaw Communications, Inc., Class B	430,026
10,955	Suncor Energy, Inc.	418,934
15,254	Teck Resources Ltd., Class B	382,909
15,749	TELUS Corp.	563,625
10,840	Thomson Reuters Corp.	435,897
4,988	Tourmaline Oil Corp.	93,820
14,226	TransCanada Corp.	603,188

		8,344,343

	Chile — 0.0% (c)
1,256	Antofagasta plc	16,781

	China — 0.4%
527,700	Semiconductor Manufacturing International Corp.*	678,671
630,000	Xinyi Solar Holdings Ltd.	287,062

		965,733

	Denmark — 1.0%
3,851	Carlsberg A/S, Class B	430,664
6,023	Chr Hansen Holding A/S	545,979
3,314	H Lundbeck A/S	191,986
6,815	Orsted A/S (a) (b)	448,669
78,593	TDC A/S*	639,985

		2,257,283

	Finland — 1.2%
10,576	Elisa OYJ	467,486
26,141	Fortum OYJ	601,316
2,103	Kesko OYJ, Class B	123,488
9,309	Neste OYJ	783,879
3,214	Sampo OYJ, Class A	173,819
21,229	Stora Enso OYJ, Class R	418,734

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Finland — continued
3,300	UPM-Kymmene OYJ	117,749

		2,686,471

	France — 4.3%
4,296	Alstom SA	195,590
4,139	Arkema SA	542,187
4,211	Atos SE	568,486
5,423	Bouygues SA	276,601
5,448	Capgemini SE	749,459
6,425	Casino Guichard Perrachon SA	333,275
5,102	Danone SA	413,292
5,277	Dassault Systemes SE	683,847
4,197	Eiffage SA	499,576
14,903	Eutelsat Communications SA	322,754
5,961	Faurecia SA	486,769
1,949	Iliad SA	390,391
2,735	Ingenico Group SA	239,239
11,137	Lagardere SCA	318,531
26,551	Orange SA	482,687
2,924	Pernod Ricard SA	485,636
4,501	Sanofi	355,859
5,573	SCOR SE	226,003
3,815	Sodexo SA	377,793
5,754	Thales SA	729,370
8,376	TOTAL SA	526,446
2,621	Vinci SA	262,057
15,449	Vivendi SA	407,417

		9,873,265

	Germany — 3.3%
2,019	BASF SE	210,064
4,166	Beiersdorf AG	471,334
3,979	Covestro AG (a) (b)	361,551
17,269	Deutsche Lufthansa AG (Registered)	501,928
12,648	Evonik Industries AG	449,386
5,051	Fraport AG Frankfurt Airport Services Worldwide	488,813
5,719	Fresenius Medical Care AG & Co. KGaA	580,312
7,422	Fresenius SE & Co. KGaA	565,217
4,830	Hannover Rueck SE	678,352
2,199	Henkel AG & Co. KGaA (Preference)	279,459
24,773	Infineon Technologies AG	634,330
4,605	Merck KGaA	449,864
1,102	Rheinmetall AG	144,011
5,315	SAP SE	590,527
24,657	Telefonica Deutschland Holding AG	117,676
12,139	TUI AG	274,511

SHARES	INVESTMENTS	VALUE($)

	Germany — continued
14,997	Uniper SE	463,695
4,499	United Internet AG (Registered)	290,805

		7,551,835

	Hong Kong — 4.4%
39,300	ASM Pacific Technology Ltd.	538,541
143,000	Cathay Pacific Airways Ltd.	229,601
72,260	CK Hutchison Holdings Ltd.	854,464
58,000	CK Infrastructure Holdings Ltd.	457,760
79,000	CLP Holdings Ltd.	820,342
32,500	Hang Seng Bank Ltd.	823,222
381,647	Hong Kong & China Gas Co. Ltd.	797,431
731,200	Hutchison Port Holdings Trust	243,783
7,200	Jardine Matheson Holdings Ltd.	435,987
7,900	Jardine Strategic Holdings Ltd.	298,978
26,500	Johnson Electric Holdings Ltd.	92,261
94,500	Link RE, REIT	835,203
121,500	MTR Corp. Ltd.	682,679
384,000	New World Development Co. Ltd.	563,144
516,000	PCCW Ltd.	318,967
89,500	Power Assets Holdings Ltd.	666,519
46,000	Swire Pacific Ltd., Class A	454,540
391,000	WH Group Ltd. (a) (b)	404,793
380,000	Xinyi Glass Holdings Ltd.	546,288

		10,064,503

	Israel — 0.2%
5,949	Check Point Software Technologies Ltd.*	574,138

	Italy — 1.0%
4,769	Buzzi Unicem SpA	120,411
78,231	Enel SpA	496,276
72,021	Italgas SpA	466,056
92,352	Parmalat SpA	336,803
8,993	Recordati SpA	320,786
86,635	Terna Rete Elettrica Nazionale SpA	519,977

		2,260,309

	Japan — 21.9%
7,200	Aisin Seiki Co. Ltd.	390,059
17,000	ANA Holdings, Inc.	672,930
16,800	Aozora Bank Ltd.	677,739
27,500	Brother Industries Ltd.	589,863
18,900	Canon, Inc.	650,145
23,200	Capcom Co. Ltd.	443,478
3,800	Central Japan Railway Co.	761,461
37,500	Chubu Electric Power Co., Inc.	587,923
39,000	Chugoku Electric Power Co., Inc. (The)	487,908

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
9,600	COMSYS Holdings Corp.	267,069
19,400	Cosmo Energy Holdings Co. Ltd.	639,098
18,900	Credit Saison Co. Ltd.	338,490
2,000	Dai Nippon Printing Co. Ltd.	43,064
16,800	Daiichi Sankyo Co. Ltd.	574,988
3,400	Daito Trust Construction Co. Ltd.	567,341
11,300	DIC Corp.	383,465
8,100	Dowa Holdings Co. Ltd.	304,405
6,000	Ebara Corp.	229,173
18,200	Electric Power Development Co. Ltd.	494,959
43,000	Fuji Electric Co. Ltd.	306,690
16,800	FUJIFILM Holdings Corp.	675,630
71,500	Fujikura Ltd.	488,563
5,000	Fujitsu Ltd.	30,312
6,600	Gree, Inc.	36,467
11,300	Hankyu Hanshin Holdings, Inc.	444,515
4,800	Hikari Tsushin, Inc.	778,100
10,900	Hitachi High-Technologies Corp.	508,383
14,200	Hokkaido Electric Power Co., Inc.	94,235
28,200	Hokuriku Electric Power Co.	287,769
17,800	Idemitsu Kosan Co. Ltd.	695,373
56,600	Inpex Corp.	723,564
36,700	ITOCHU Corp.	733,942
16,300	Japan Airlines Co. Ltd.	643,271
11,800	Japan Petroleum Exploration Co. Ltd.	307,064
114,400	JXTG Holdings, Inc.	745,747
53,000	Kaneka Corp.	523,707
43,800	Kansai Electric Power Co., Inc. (The)	612,840
17,400	Kawasaki Kisen Kaisha Ltd.	402,379
27,900	KDDI Corp.	748,937
15,700	Keisei Electric Railway Co. Ltd.	511,184
8,200	K’s Holdings Corp.	118,269
35,200	Kuraray Co. Ltd.	586,227
37,300	Kyushu Electric Power Co., Inc.	462,148
2,000	Lawson, Inc.	132,122
90,700	Marubeni Corp.	681,117
3,100	Miraca Holdings, Inc.	120,683
8,100	Mitsubishi Gas Chemical Co., Inc.	189,827
27,000	Mitsubishi Tanabe Pharma Corp.	512,819
391,100	Mizuho Financial Group, Inc.	707,593
6,100	Mochida Pharmaceutical Co. Ltd.	429,795
10,200	NH Foods Ltd.	445,603
12,300	Nihon M&A Center, Inc.	358,995
22,300	Nikon Corp.	388,031
2,400	Nippon Express Co. Ltd.	181,320
28,100	Nippon Kayaku Co. Ltd.	351,609

SHARES	INVESTMENTS	VALUE($)

	Japan — continued
21,600	Nippon Paper Industries Co. Ltd.	413,687
6,200	Nippon Shokubai Co. Ltd.	421,291
14,400	Nippon Telegraph & Telephone Corp.	683,355
34,900	Nipro Corp.	502,313
54,200	Nissan Motor Co. Ltd.	570,210
15,400	Nisshin Steel Co. Ltd.	203,797
6,300	Nissin Foods Holdings Co. Ltd.	463,895
23,600	Nomura Real Estate Holdings, Inc.	584,016
9,000	Nomura Research Institute Ltd.	463,543
35,200	NTT Data Corp.	379,350
27,900	NTT DOCOMO, Inc.	720,769
52,000	Oji Holdings Corp.	365,799
30,300	Osaka Gas Co. Ltd.	652,479
14,800	Otsuka Corp.	685,794
1,000	Otsuka Holdings Co. Ltd.	52,283
11,000	Sankyo Co. Ltd.	385,629
6,800	Sawai Pharmaceutical Co. Ltd.	293,866
13,700	SBI Holdings, Inc.	345,450
3,400	SCREEN Holdings Co. Ltd.	278,102
8,100	SCSK Corp.	346,648
10,900	Sega Sammy Holdings, Inc.	179,051
31,700	Sekisui Chemical Co. Ltd.	560,775
37,800	Sekisui House Ltd.	692,821
16,800	Seven Bank Ltd.	56,405
4,300	Shimamura Co. Ltd.	500,405
19,900	Shimizu Corp.	196,887
400	Showa Denko KK	13,308
52,100	Showa Shell Sekiyu KK	735,683
14,900	Skylark Co. Ltd.	219,171
9,200	SoftBank Group Corp.	702,960
195,800	Sojitz Corp.	644,527
15,200	Square Enix Holdings Co. Ltd.	630,006
31,700	Sumitomo Dainippon Pharma Co. Ltd.	576,522
98,000	Sumitomo Osaka Cement Co. Ltd.	448,647
10,400	Suzuken Co. Ltd.	447,184
7,600	Taisei Corp.	409,989
3,700	Taisho Pharmaceutical Holdings Co. Ltd.	353,907
36,000	Takashimaya Co. Ltd.	309,148
9,500	Takeda Pharmaceutical Co. Ltd.	400,045
23,000	Teijin Ltd.	432,420
11,900	Terumo Corp.	673,312
41,600	Tohoku Electric Power Co., Inc.	537,241
23,400	Tokyo Broadcasting System Holdings, Inc.	520,132
113,600	Tokyo Electric Power Co. Holdings, Inc.*	540,026
22,400	Tokyo Gas Co. Ltd.	601,111
15,900	Tokyo Tatemono Co. Ltd.	242,144

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
11,400	Tokyu Corp.	191,364
42,000	Tokyu Fudosan Holdings Corp.	330,519
57,000	Toppan Printing Co. Ltd.	476,644
14,300	Toyo Suisan Kaisha Ltd.	563,039
9,400	Toyota Industries Corp.	554,327
12,800	Toyota Motor Corp.	839,327
15,300	Tsumura & Co.	554,996
21,800	Ube Industries Ltd.	664,119
84,800	Yamada Denki Co. Ltd.	443,545
18,400	Yokohama Rubber Co. Ltd. (The)	433,248

		50,555,619

	Netherlands — 1.5%
1,882	Boskalis Westminster	55,753
3,461	Gemalto NV*	208,474
3,912	Heineken Holding NV	397,109
4,571	Koninklijke DSM NV	472,426
123,636	Koninklijke KPN NV	384,784
11,858	Koninklijke Philips NV	501,904
9,232	NN Group NV	442,441
6,827	Royal Dutch Shell plc, Class A	237,520
13,204	Wolters Kluwer NV	714,466

		3,414,877

	New Zealand — 0.3%
61,477	Contact Energy Ltd.	232,004
212,088	Spark New Zealand Ltd.	515,042

		747,046

	Norway — 1.0%
32,406	Marine Harvest ASA	705,410
43,223	Orkla ASA	400,037
9,156	Statoil ASA	234,144
25,343	Telenor ASA	560,939
10,520	Yara International ASA	443,719

		2,344,249

	Portugal — 0.4%
135,803	EDP — Energias de Portugal SA	503,824
24,532	Galp Energia SGPS SA	470,844

		974,668

	Singapore — 2.2%
293,000	CapitaLand Mall Trust, REIT	462,696
270,900	ComfortDelGro Corp. Ltd.	457,222
868,700	Golden Agri-Resources Ltd.	225,242
122,200	Keppel Corp. Ltd.	749,472
188,500	Sembcorp Industries Ltd.	434,195

SHARES	INVESTMENTS	VALUE($)

	Singapore — continued
51,100	Singapore Airlines Ltd.	416,944
158,200	Singapore Press Holdings Ltd.	323,272
316,600	Singapore Telecommunications Ltd.	837,437
34,600	Venture Corp. Ltd.	541,181
229,200	Wilmar International Ltd.	560,721

		5,008,382

	South Africa — 0.1%
10,180	Mondi plc	283,382

	South Korea — 9.2%
6,098	Celltrion Healthcare Co. Ltd.*	506,814
1,283	CJ CheilJedang Corp.	410,204
1,887	E-MART, Inc.	475,024
7,617	GS Holdings Corp.	436,007
10,068	Hankook Tire Co. Ltd.	464,975
680	Hanmi Pharm Co. Ltd.	294,376
4,060	Hanmi Science Co. Ltd.	293,826
12,998	Hanon Systems	132,004
22,269	Hanwha Chemical Corp.	598,644
11,100	Hanwha Techwin Co. Ltd.*	248,821
1,093	Hyosung Corp.	133,718
1,733	Hyundai Construction Equipment Co. Ltd.*	305,792
1,627	Hyundai Electric & Energy System Co. Ltd.*	142,732
9,605	Hyundai Engineering & Construction Co. Ltd.	568,840
48	Hyundai Robotics Co. Ltd.*	18,860
10,290	Hyundai Steel Co.	581,597
29,024	Industrial Bank of Korea	455,149
6,018	Kakao Corp.	619,228
11,190	Kia Motors Corp.	345,488
22,693	Korea Electric Power Corp.	793,841
8,523	Korea Gas Corp.*	435,640
722	Korea Zinc Co. Ltd.	292,213
9,278	Korean Air Lines Co. Ltd.	294,862
7,703	KT&G Corp.	704,380
5,819	LG Corp.	440,177
26,273	LG Display Co. Ltd.	573,648
4,781	LG Electronics, Inc.	453,329
48,083	LG Uplus Corp.	550,469
1,710	Lotte Chemical Corp.	658,481
4,092	LOTTE Fine Chemical Co. Ltd.	260,550
243	NAVER Corp.	162,043
2,496	POSCO	860,024
1,171	Samsung Biologics Co. Ltd.* (a) (b)	531,858
529	Samsung Electronics Co. Ltd.‡	1,311,185
1,703	Samsung SDS Co. Ltd.	386,817
1,485	Shinsegae, Inc.	576,378

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	South Korea — continued
2,821	SK Holdings Co. Ltd.	772,190
13,234	SK Hynix, Inc.	1,040,775
4,000	SK Innovation Co. Ltd.	732,985
3,153	SK Telecom Co. Ltd.	673,679
7,048	SKC Co. Ltd.	249,664
6,266	S-Oil Corp.	642,633
43,897	Woori Bank	655,358

		21,085,278

	Spain — 1.7%
2,297	Acciona SA	192,136
4,549	Acerinox SA	63,884
1,053	ACS Actividades de Construccion y Servicios SA	44,379
2,805	Aena SME SA (a) (b)	578,191
4,767	Cellnex Telecom SA (a) (b)	127,847
17,453	Enagas SA	507,289
20,613	Gas Natural SDG SA	519,605
19,103	Grifols SA	535,605
62,994	Iberdrola SA	486,688
14,600	Red Electrica Corp. SA	304,124
27,986	Repsol SA	534,052

		3,893,800

	Sweden — 2.5%
18,534	Arjo AB, Class B*	54,908
4,393	Autoliv, Inc.	588,882
14,726	Boliden AB*	510,250
1,398	Essity AB, Class B	35,460
12,438	Getinge AB, Class B	115,885
10,561	Hexagon AB, Class B	609,781
10,093	Investor AB, Class B	439,389
4,540	Lundin Petroleum AB*	125,154
33,336	Securitas AB, Class B	538,653
23,130	Skanska AB, Class B	450,471
8,300	Svenska Cellulosa AB SCA, Class B	91,920
12,576	Swedish Match AB	564,162
48,972	Tele2 AB, Class B	634,771
103,658	Telia Co. AB	510,382
19,504	Trelleborg AB, Class B	455,784

		5,725,852

	Switzerland — 1.8%
3,166	Baloise Holding AG (Registered)	501,826
167	Barry Callebaut AG (Registered)	299,812
21,259	Clariant AG (Registered)	490,771
815	Kuehne + Nagel International AG (Registered)	126,892

SHARES	INVESTMENTS	VALUE($)

	Switzerland — continued
3,918	Logitech International SA (Registered)	144,743
280	Lonza Group AG (Registered)*	68,413
4,725	Novartis AG (Registered)	363,704
3,110	Sonova Holding AG (Registered)	512,509
242	Straumann Holding AG (Registered)	164,276
1,278	Swiss Life Holding AG (Registered)	447,068
2,170	Swiss Prime Site AG (Registered)	203,316
912	Swisscom AG (Registered)	437,425
2,563	Vifor Pharma AG	404,470

		4,165,225

	United Kingdom — 3.0%
4,060	Bellway plc	184,999
72,258	BP plc	536,730
3,159	Bunzl plc	91,600
11,954	Coca-Cola European Partners plc	468,597
5,245	easyJet plc	114,339
23,240	Hammerson plc, REIT	175,192
26,355	Inmarsat plc	136,157
35,941	International Consolidated Airlines Group SA	310,682
54,871	Kingfisher plc	228,836
18,230	Land Securities Group plc, REIT	247,476
3,956	Persimmon plc	147,778
20,567	RELX NV	437,607
64,660	Rentokil Initial plc	272,796
45,800	Royal Mail plc	365,253
48,944	Sage Group plc (The)	425,699
15,674	Segro plc, REIT	139,087
7,346	Severn Trent plc	195,608
26,808	Smith & Nephew plc	513,401
32,063	Tate & Lyle plc	253,227
114,791	Taylor Wimpey plc	302,307
34,184	United Utilities Group plc	348,587
98,986	Vodafone Group plc	288,862
27,622	William Hill plc	111,100
156,029	Wm Morrison Supermarkets plc	520,383

		6,816,303

	United States — 26.4%
23,383	AGNC Investment Corp., REIT	442,406
2,942	Air Products & Chemicals, Inc.	477,457
4,919	Alaska Air Group, Inc.	319,391
13,236	Alcoa Corp.	677,683
876	Alleghany Corp.	503,411
15,427	Alliant Energy Corp.	662,590
5,724	Allstate Corp. (The)	559,922

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United States — continued
9,966	Amdocs Ltd.	670,214
9,226	Ameren Corp.	540,828
6,174	American Electric Power Co., Inc.	432,057
295	American Water Works Co., Inc.	25,541
4,017	Andeavor	555,631
40,480	Annaly Capital Management, Inc., REIT	419,778
3,573	ANSYS, Inc.*	577,611
10,704	Antero Resources Corp.*	203,376
3,063	Anthem, Inc.	722,837
9,197	Aramark	343,876
4,238	Arrow Electronics, Inc.*	316,748
6,560	Ashland Global Holdings, Inc.	434,141
2,093	Assurant, Inc.	194,272
22,589	AT&T, Inc.	738,660
8,290	AutoNation, Inc.*	382,915
6,947	Avangrid, Inc.	366,176
5,868	Avery Dennison Corp.	615,025
9,087	Avnet, Inc.	356,483
8,808	Axis Capital Holdings Ltd.	517,030
7,637	Baxter International, Inc.	530,771
3,239	Becton Dickinson and Co.	751,027
10,391	Bemis Co., Inc.	449,619
6,904	Broadridge Financial Solutions, Inc.	740,178
7,780	Brown & Brown, Inc.	211,849
15,837	CA, Inc.	551,128
7,384	Carnival Corp.	465,635
2,386	Carnival plc	155,079
6,349	Celanese Corp., Series A	689,946
17,078	CenterPoint Energy, Inc.	432,586
37,090	CenturyLink, Inc.	689,132
7,203	Chevron Corp.	901,167
12,272	Church & Dwight Co., Inc.	566,966
2,294	Cigna Corp.	394,155
6,200	Cincinnati Financial Corp.	436,108
4,120	Cintas Corp.	701,636
9,509	CMS Energy Corp.	448,730
6,292	CNA Financial Corp.	317,494
9,420	Commerce Bancshares, Inc.	598,358
6,159	Consolidated Edison, Inc.	493,521
3,338	Constellation Brands, Inc., Class A	778,188
7,157	Darden Restaurants, Inc.	664,599
2,309	DaVita, Inc.*	144,982
9,040	DENTSPLY SIRONA, Inc.	455,074
4,273	Dr Pepper Snapple Group, Inc.	512,589
6,064	DTE Energy Co.	639,146

SHARES	INVESTMENTS	VALUE($)

	United States — continued
6,062	Eastman Chemical Co.	618,809
2,557	Everest Re Group Ltd.	594,937
10,830	Eversource Energy	652,508
7,238	Fidelity National Information Services, Inc.	687,393
8,871	Flex Ltd.*	115,323
8,158	Foot Locker, Inc.	351,447
9,952	Garmin Ltd.	583,884
21,401	Gentex Corp.	486,659
4,172	Genuine Parts Co.	368,471
4,433	Harris Corp.	693,410
6,302	Hasbro, Inc.	555,143
7,004	Henry Schein, Inc.*	532,304
11,108	HollyFrontier Corp.	674,145
14,080	Hormel Foods Corp.	510,400
3,058	IAC/InterActiveCorp*	495,824
3,532	Ingredion, Inc.	427,690
16,746	Intel Corp.	864,429
2,395	International Flavors & Fragrances, Inc.	338,318
7,590	International Paper Co.	391,340
10,216	Interpublic Group of Cos., Inc. (The)	240,995
4,744	IQVIA Holdings, Inc.*	454,285
9,923	Jabil, Inc.	263,952
4,423	JM Smucker Co. (The)	504,576
6,910	Johnson & Johnson	874,046
3,402	L3 Technologies, Inc.	666,384
4,057	Laboratory Corp. of America Holdings*	692,733
3,055	Lam Research Corp.	565,358
11,398	Leggett & Platt, Inc.	462,189
18,981	Leucadia National Corp.	456,303
2,079	ManpowerGroup, Inc.	199,002
4,498	McCormick & Co., Inc. (Non-Voting)	474,134
17,479	MDU Resources Group, Inc.	492,383
6,126	Molson Coors Brewing Co., Class B	436,416
2,961	Murphy Oil Corp.	89,156
28,525	News Corp., Class A	455,830
1,156	NextEra Energy, Inc.	189,480
10,857	NiSource, Inc.	264,802
2,037	Northrop Grumman Corp.	655,995
200	NVR, Inc.*	620,000
22,016	Old Republic International Corp.	449,126
2,372	Phillips 66	264,027
7,429	Pinnacle West Capital Corp.	598,034
4,491	Public Service Enterprise Group, Inc.	234,206
17,151	PulteGroup, Inc.	520,704
4,554	Quest Diagnostics, Inc.	460,865

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United States — continued
3,370	Raytheon Co.	690,648
10,289	Republic Services, Inc.	665,493
8,192	SCANA Corp.	301,220
10,751	Southwest Airlines Co.	567,975
88,250	Sprint Corp.*	495,083
7,767	Synopsys, Inc.*	664,156
10,044	T-Mobile US, Inc.*	607,762
11,364	Toll Brothers, Inc.	479,106
7,878	Torchmark Corp.	683,338
6,201	Tyson Foods, Inc., Class A	434,690
6,987	United Continental Holdings, Inc.*	471,902
4,397	Universal Health Services, Inc., Class B	502,137
4,140	Valero Energy Corp.	459,250
16,716	Verizon Communications, Inc.	824,935
3,572	VMware, Inc., Class A*	476,005
6,438	Walmart, Inc.	569,505
4,113	Walt Disney Co. (The)	412,657
3,313	Waters Corp.*	624,202
6,359	Westlake Chemical Corp.	680,222
8,734	WR Berkley Corp.	651,207
5,968	Wyndham Worldwide Corp.	681,605
13,858	Xcel Energy, Inc.	649,109
9,083	Xylem, Inc.	662,151
2,111	Zimmer Biomet Holdings, Inc.	243,124

		60,800,619

	Total Common Stocks (Cost $210,314,957)	228,954,356

Short-Term Investments — 0.1%
	Investment Companies — 0.1%
182,981	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (d) (e) (Cost $182,981)	182,981

	Total Investments — 99.5% (Cost $210,497,938)	229,137,337
	Other Assets Less Liabilities — 0.5%	1,252,829

	Net Assets — 100.0%	$230,390,166

Percentages indicated are based on net assets.

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(a)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Represents less than 0.05% of net assets.
(d)	— Affiliated company as defined under the Investment Company Act of 1940.
(e)	— The rate shown was the current yield as of April 30, 2018.

Abbreviations

OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.5%
Electric Utilities	6.3
Chemicals	5.5
Diversified Telecommunication Services	5.1
Insurance	3.6
Food Products	3.4
Pharmaceuticals	3.2
Health Care Providers & Services	3.2
Health Care Equipment & Supplies	2.7
IT Services	2.7
Software	2.5
Wireless Telecommunication Services	2.4
Household Durables	2.4
Airlines	2.3
Semiconductors & Semiconductor Equipment	2.1
Food & Staples Retailing	2.0
Multi-Utilities	2.0
Hotels, Restaurants & Leisure	1.9
Industrial Conglomerates	1.8
Equity Real Estate Investment Trusts (REITs)	1.8
Auto Components	1.8
Banks	1.7
Metals & Mining	1.7
Beverages	1.7
Gas Utilities	1.7
Aerospace & Defense	1.6
Electronic Equipment, Instruments & Components	1.5
Media	1.5
Construction & Engineering	1.5
Road & Rail	1.5
Technology Hardware, Storage & Peripherals	1.5
Real Estate Management & Development	1.3
Specialty Retail	1.2
Commercial Services & Supplies	1.2
Others (each less than 1.0%)	14.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Exchange Traded Funds — 99.3%
	United States — 99.3%
568,934	JPMorgan Diversified Return International Equity ETF (a)
	(Cost $29,142,199)	34,323,788

	Total Investments — 99.3% (Cost $29,142,199)	34,323,788
	Other Assets Less Liabilities — 0.7%	251,661

	Net Assets — 100.0%	$34,575,449

Percentages indicated are based on net assets.

(a)	— Affiliated company as defined under the Investment Company Act of 1940.

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	5,049,733	USD	6,951,708	Citibank, NA	5/3/2018	561
KRW	28,802,134	USD	26,605	Citibank, NA**	5/3/2018	352
USD	2,207,241	AUD	2,876,855	State Street Corp.	5/3/2018	41,399
USD	554,804	CHF	530,058	State Street Corp.	5/3/2018	19,883
USD	448,573	DKK	2,712,630	Citibank, NA	5/3/2018	8,872
USD	117,698	DKK	707,168	HSBC Bank, NA	5/3/2018	3,070
USD	6,476,272	EUR	5,255,123	Australia & New Zealand Banking Group Ltd.	5/3/2018	129,742
USD	7,020,785	GBP	5,000,954	Australia & New Zealand Banking Group Ltd.	5/3/2018	135,671
USD	36,557	GBP	25,756	BNP Paribas	5/3/2018	1,097
USD	102,628	GBP	73,580	Merrill Lynch International	5/3/2018	1,326
USD	70,584	GBP	50,286	Royal Bank of Canada	5/3/2018	1,352
USD	13,233	HKD	103,773	Citibank, NA	5/3/2018	11
USD	1,783,293	HKD	13,981,402	HSBC Bank, NA	5/3/2018	1,857
USD	26,981	KRW	28,802,134	Citibank, NA**	5/3/2018	24
USD	33,830	KRW	36,113,092	Goldman Sachs International**	5/3/2018	31
USD	3,837,961	KRW	4,076,018,447	Merrill Lynch International**	5/3/2018	23,142
USD	449,384	NOK	3,523,843	Royal Bank of Canada	5/3/2018	10,112
USD	185,184	NZD	256,763	Australia & New Zealand Banking Group Ltd.	5/3/2018	4,527
USD	1,103,229	SEK	9,216,968	Citibank, NA	5/3/2018	50,573
USD	989,371	SGD	1,296,235	State Street Corp.	5/3/2018	11,800
JPY	3,980,993	USD	36,426	Royal Bank of Canada	5/8/2018	4
JPY	882,901,212	USD	8,072,883	State Street Corp.	5/8/2018	6,490
USD	8,547,406	JPY	906,801,991	BNP Paribas	5/8/2018	249,318
USD	39,311	JPY	4,217,633	Royal Bank of Canada	5/8/2018	716
USD	36,391	JPY	3,851,502	State Street Corp.	5/8/2018	1,146
HKD	177,247	USD	22,604	HSBC Bank, NA	6/5/2018	—	(a)
USD	26,012	AUD	34,465	HSBC Bank, NA	6/5/2018	63
USD	127,879	AUD	169,452	Merrill Lynch International	6/5/2018	298
USD	2,058,326	AUD	2,727,227	State Street Corp.	6/5/2018	4,984
USD	154,038	CHF	152,076	Goldman Sachs International	6/5/2018	118
USD	520,873	CHF	514,238	State Street Corp.	6/5/2018	402
USD	6,196,613	EUR	5,117,172	Australia & New Zealand Banking Group Ltd.	6/5/2018	982
USD	79,369	EUR	65,456	BNP Paribas	6/5/2018	117
USD	298,884	EUR	246,797	Goldman Sachs International	6/5/2018	75
USD	91,113	GBP	66,062	Royal Bank of Canada	6/5/2018	15
USD	1,754,232	HKD	13,755,710	HSBC Bank, NA	6/5/2018	1

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	101,685	JPY	11,075,189	Merrill Lynch International	6/5/2018	135
USD	3,634,750	KRW	3,884,493,288	Merrill Lynch International**	6/5/2018	5,242
USD	412,708	NOK	3,303,539	Citibank, NA	6/5/2018	413
USD	90,346	NOK	723,172	Goldman Sachs International	6/5/2018	91
USD	180,873	NZD	256,763	BNP Paribas	6/5/2018	238
USD	1,069,146	SEK	9,331,455	Citibank, NA	6/5/2018	670
USD	51,265	SEK	447,381	Goldman Sachs International	6/5/2018	39
USD	957,075	SGD	1,266,375	HSBC Bank, NA	6/5/2018	1,353
USD	44,583	SGD	58,991	State Street Corp.	6/5/2018	63
USD	555,933	DKK	3,419,798	Citibank, NA	6/6/2018	97

Total unrealized appreciation						718,472

AUD	81,256	USD	62,343	Barclays Bank plc	5/3/2018	(1,169)
AUD	47,489	USD	36,194	Merrill Lynch International	5/3/2018	(442)
AUD	20,882	USD	16,027	Royal Bank of Canada	5/3/2018	(306)
AUD	2,727,227	USD	2,058,213	State Street Corp.	5/3/2018	(5,018)
CHF	530,058	USD	536,012	State Street Corp.	5/3/2018	(1,091)
DKK	3,419,798	USD	554,546	Citibank, NA	5/3/2018	(218)
EUR	5,117,172	USD	6,182,055	Australia & New Zealand Banking Group Ltd.	5/3/2018	(2,127)
EUR	105,563	USD	129,771	Goldman Sachs International	5/3/2018	(2,285)
EUR	13,596	USD	16,851	Merrill Lynch International	5/3/2018	(431)
EUR	18,793	USD	23,151	Royal Bank of Canada	5/3/2018	(456)
GBP	9,499	USD	13,418	Merrill Lynch International	5/3/2018	(340)
GBP	21,934	USD	31,451	Morgan Stanley	5/3/2018	(1,253)
GBP	69,412	USD	97,518	Royal Bank of Canada	5/3/2018	(1,954)
HKD	128,921	USD	16,432	Australia & New Zealand Banking Group Ltd.	5/3/2018	(6)
HKD	13,956,254	USD	1,778,305	HSBC Bank, NA	5/3/2018	(73)
KRW	36,113,092	USD	33,812	Goldman Sachs International**	5/3/2018	(13)
KRW	4,076,018,447	USD	3,818,910	Merrill Lynch International**	5/3/2018	(4,091)
NOK	3,303,539	USD	412,267	Citibank, NA	5/3/2018	(457)
NOK	220,304	USD	28,094	Goldman Sachs International	5/3/2018	(632)
NZD	256,763	USD	180,896	BNP Paribas	5/3/2018	(239)
SEK	9,216,968	USD	1,053,509	Citibank, NA	5/3/2018	(852)
SGD	1,266,375	USD	956,433	HSBC Bank, NA	5/3/2018	(1,381)
SGD	29,860	USD	22,789	Merrill Lynch International	5/3/2018	(270)
JPY	15,759,807	USD	148,574	Goldman Sachs International	5/8/2018	(4,357)
JPY	3,504,293	USD	33,017	Merrill Lynch International	5/8/2018	(950)
JPY	8,724,821	USD	81,047	Royal Bank of Canada	5/8/2018	(1,207)
KRW	81,277,495	USD	76,050	Merrill Lynch International**	6/5/2018	(108)
NZD	21,752	USD	15,322	Royal Bank of Canada	6/5/2018	(19)
USD	498,419	GBP	361,546	BNP Paribas	6/5/2018	(148)
USD	6,961,746	GBP	5,049,733	Citibank, NA	6/5/2018	(1,771)
USD	21,112	HKD	165,561	HSBC Bank, NA	6/5/2018	(1)
USD	354,322	JPY	38,683,204	Royal Bank of Canada	6/5/2018	(368)
USD	8,087,044	JPY	882,901,212	State Street Corp.	6/5/2018	(8,372)
DKK	841,889	USD	136,869	Royal Bank of Canada	6/6/2018	(33)

Total unrealized depreciation						(42,438)

Net unrealized appreciation						676,034

**	— Non-deliverable forward.
(a)	— Amount rounds to less than 1.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Abbreviations

AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.2%
	Australia — 6.4%
337,104	AGL Energy Ltd.	5,493,935
262,518	Ansell Ltd.	5,129,066
114,861	APA Group	719,054
231,392	Boral Ltd.	1,190,810
45,030	Caltex Australia Ltd.	1,047,163
39,467	Cochlear Ltd.	5,743,619
121,243	Computershare Ltd.	1,542,398
105,383	Crown Resorts Ltd.	1,022,840
38,813	CSL Ltd.	4,971,520
821,175	CSR Ltd.	3,464,856
672,785	Dexus, REIT	4,784,544
618,690	Downer EDI Ltd.	3,184,260
1,319,663	GPT Group (The), REIT	4,785,245
691,944	Harvey Norman Holdings Ltd.	1,823,952
1,583,414	Healthscope Ltd.	2,884,878
284,507	Incitec Pivot Ltd.	809,628
211,208	Macquarie Atlas Roads Group	1,021,226
651,991	Metcash Ltd.	1,759,796
929,660	Mirvac Group, REIT	1,560,137
914,046	Origin Energy Ltd.*	6,673,250
1,014,301	Qantas Airways Ltd.	4,386,631
48,252	Ramsay Health Care Ltd.	2,345,805
306,106	Sonic Healthcare Ltd.	5,427,331
257,903	Star Entertainment Grp Ltd. (The)	1,020,595
1,637,280	Tabcorp Holdings Ltd.	5,383,945
1,965,148	Telstra Corp. Ltd.	4,672,384
668,781	TPG Telecom Ltd.	2,805,254
2,352,130	Vicinity Centres, REIT	4,306,691
1,053,866	Vocus Group Ltd.*	1,936,844
89,779	Wesfarmers Ltd.	2,953,692
152,897	Woodside Petroleum Ltd.	3,705,231

		98,556,580

	Austria — 0.7%
96,041	OMV AG	5,948,308
92,479	voestalpine AG	4,878,938

		10,827,246

	Belgium — 1.1%
77,911	Colruyt SA	4,384,152
31,933	Groupe Bruxelles Lambert SA	3,650,164
144,189	Proximus SADP	4,418,553
77,945	Umicore SA	4,335,189

		16,788,058

	Chile — 0.4%
478,263	Antofagasta plc	6,390,037

SHARES	INVESTMENTS	VALUE($)

	China — 0.3%
3,603,000	FIH Mobile Ltd.*	617,712
691,300	Semiconductor Manufacturing International Corp.*	889,076
5,508,400	Xinyi Solar Holdings Ltd.	2,509,921

		4,016,709

	Denmark — 1.2%
60,637	Chr Hansen Holding A/S	5,496,684
6,457	DSV A/S	511,367
23,476	H Lundbeck A/S	1,360,004
10,266	ISS A/S	358,018
666,331	TDC A/S*	5,425,948
150,753	William Demant Holding A/S*	5,875,102

		19,027,123

	Finland — 1.7%
109,934	Elisa OYJ	4,859,358
208,474	Fortum OYJ	4,795,488
80,087	Kesko OYJ, Class B	4,702,695
85,699	Neste OYJ	7,216,422
28,753	Nokian Renkaat OYJ	1,150,461
14,371	Orion OYJ, Class B	435,882
65,138	UPM-Kymmene OYJ	2,324,229

		25,484,535

	France — 5.6%
32,678	Arkema SA	4,280,643
37,322	Atos SE	5,038,475
18,826	Bouygues SA	960,223
47,929	Capgemini SE	6,593,396
27,163	Casino Guichard Perrachon SA	1,408,989
15,691	Cie Plastic Omnium SA	754,070
43,937	Dassault Systemes SE	5,693,797
47,104	Eiffage SA	5,606,868
203,013	Electricite de France SA	2,849,027
43,924	Eutelsat Communications SA	951,263
36,477	Faurecia SA	2,978,672
7,898	Fonciere Des Regions, REIT	883,301
14,646	Gecina SA, REIT	2,538,891
8,898	Iliad SA	1,782,300
36,983	Ingenico Group SA	3,235,019
7,386	Ipsen SA	1,195,548
141,297	Lagardere SCA	4,041,252
263,903	Orange SA	4,797,659
19,672	Orpea	2,520,890
26,397	Pernod Ricard SA	4,384,174
114,320	SCOR SE	4,636,033

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	France — Continued
25,225	Sodexo SA	2,497,992
26,846	Thales SA	3,402,964
84,992	TOTAL SA	5,341,896
40,678	Vinci SA	4,067,137
168,338	Vivendi SA	4,439,370

		86,879,849

	Germany — 4.0%
48,851	Axel Springer SE	4,001,512
46,624	Beiersdorf AG	5,274,960
50,559	CECONOMY AG	566,556
41,448	Deutsche Telekom AG (Registered)	725,490
124,836	Evonik Industries AG	4,435,447
55,235	Fraport AG Frankfurt Airport Services Worldwide	5,345,396
57,803	Fresenius Medical Care AG & Co. KGaA	5,865,321
41,216	Hannover Rueck SE	5,788,608
12,281	Hella GmbH & Co. KGaA	757,498
222,197	Infineon Technologies AG	5,689,514
41,748	Merck KGaA	4,078,375
43,607	SAP SE	4,844,985
51,638	Suedzucker AG	858,254
794,179	Telefonica Deutschland Holding AG	3,790,239
99,595	TUI AG	2,252,235
146,985	Uniper SE	4,544,656
46,821	United Internet AG (Registered)	3,026,398

		61,845,444

	Hong Kong — 5.3%
335,900	ASM Pacific Technology Ltd.	4,602,950
1,457,000	Cathay Pacific Airways Ltd.	2,339,357
567,042	CK Hutchison Holdings Ltd.	6,705,191
579,500	CK Infrastructure Holdings Ltd.	4,573,652
628,500	CLP Holdings Ltd.	6,526,394
994,000	First Pacific Co. Ltd.	508,997
3,114,061	Hong Kong & China Gas Co. Ltd.	6,506,664
4,522,700	Hutchison Port Holdings Trust	1,507,873
34,000	Jardine Matheson Holdings Ltd.	2,058,827
67,200	Jardine Strategic Holdings Ltd.	2,543,208
755,000	Link, REIT	6,672,788
247,000	Melco International Development Ltd.	914,478
1,015,500	MTR Corp. Ltd.	5,705,851
8,050,000	PCCW Ltd.	4,976,124
742,000	Power Assets Holdings Ltd.	5,525,778
426,500	Swire Pacific Ltd., Class A	4,214,380
769,000	Techtronic Industries Co. Ltd.	4,504,950
403,000	Wheelock & Co. Ltd.	2,989,943

SHARES	INVESTMENTS	VALUE($)

	Hong Kong — continued
2,970,000	Xinyi Glass Holdings Ltd.	4,269,670
1,289,000	Yue Yuen Industrial Holdings Ltd.	3,652,982

		81,300,057

	Italy — 1.3%
703,414	Davide Campari-Milano SpA	5,269,239
49,056	Eni SpA	958,967
345,501	Italgas SpA	2,235,777
1,110,417	Parmalat SpA	4,049,638
68,471	Recordati SpA	2,442,404
916,695	Terna Rete Elettrica Nazionale SpA	5,501,938

		20,457,963

	Japan — 24.5%
214,700	Alfresa Holdings Corp.	4,737,156
124,700	ANA Holdings, Inc.	4,936,138
118,800	Aozora Bank Ltd.	4,792,584
75,200	Brother Industries Ltd.	1,613,008
140,600	Canon Marketing Japan, Inc.	3,055,373
166,100	Canon, Inc.	5,713,706
276,200	Capcom Co. Ltd.	5,279,678
27,500	Central Japan Railway Co.	5,510,574
370,000	Chubu Electric Power Co., Inc.	5,800,843
371,800	Chugoku Electric Power Co., Inc. (The)	4,651,390
210,300	COMSYS Holdings Corp.	5,850,482
65,800	Cosmo Energy Holdings Co. Ltd.	2,167,662
61,500	Credit Saison Co. Ltd.	1,101,434
50,700	Denka Co. Ltd.	1,804,987
115,300	DIC Corp.	3,912,698
160,500	Electric Power Development Co. Ltd.	4,364,884
58,700	Fuji Media Holdings, Inc.	962,391
105,700	FUJIFILM Holdings Corp.	4,250,841
678,900	Fujikura Ltd.	4,638,953
348,000	Gunma Bank Ltd. (The)	2,030,992
343,600	Hachijuni Bank Ltd. (The)	1,814,544
136,800	Hankyu Hanshin Holdings, Inc.	5,381,384
37,200	Hikari Tsushin, Inc.	6,030,275
20,100	Hitachi Capital Corp.	537,102
61,500	Hitachi Chemical Co. Ltd.	1,348,928
90,200	Hitachi High-Technologies Corp.	4,206,990
183,800	Hokuriku Electric Power Co.	1,875,598
152,200	Idemitsu Kosan Co. Ltd.	5,945,832
55,500	Iida Group Holdings Co. Ltd.	1,081,939
471,500	Inpex Corp.	6,027,567
237,700	Itochu Techno-Solutions Corp.	4,913,724
147,900	Japan Airlines Co. Ltd.	5,836,793

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
126,100	Japan Petroleum Exploration Co. Ltd.	3,281,425
955,900	JXTG Holdings, Inc.	6,231,289
49,800	Kagome Co. Ltd.	1,795,532
66,000	Kajima Corp.	635,850
482,000	Kaneka Corp.	4,762,769
200,800	Kansai Electric Power Co., Inc. (The)	2,809,547
107,200	Kawasaki Kisen Kaisha Ltd.	2,479,026
236,300	KDDI Corp.	6,343,144
36,000	Keisei Electric Railway Co. Ltd.	1,172,141
170,800	K’s Holdings Corp.	2,463,460
251,500	Kuraray Co. Ltd.	4,188,522
437,600	Kyushu Electric Power Co., Inc.	5,421,874
476,500	Leopalace21 Corp.	4,132,653
98,900	Lintec Corp.	2,861,962
215,900	Matsui Securities Co. Ltd.	2,104,951
294,800	Mebuki Financial Group, Inc.	1,144,243
182,800	Medipal Holdings Corp.	3,921,581
66,000	Miraca Holdings, Inc.	2,569,375
212,400	Mitsubishi Gas Chemical Co., Inc.	4,977,695
253,000	Mitsubishi Tanabe Pharma Corp.	4,805,302
222,400	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,413,814
68,300	Mochida Pharmaceutical Co. Ltd.	4,812,292
24,300	Nagoya Railroad Co. Ltd.	636,445
54,400	NH Foods Ltd.	2,376,550
42,900	Nichirei Corp.	1,242,789
39,100	Nifco, Inc.	1,372,834
191,000	Nippo Corp.	4,380,568
51,900	Nippon Express Co. Ltd.	3,921,052
191,000	Nippon Paper Industries Co. Ltd.	3,658,069
46,100	Nippon Shokubai Co. Ltd.	3,132,499
130,500	Nippon Telegraph & Telephone Corp.	6,192,902
386,200	Nipro Corp.	5,558,549
102,100	Nissan Motor Co. Ltd.	1,074,140
300,900	Nisshin Seifun Group, Inc.	6,575,029
64,200	Nissin Foods Holdings Co. Ltd.	4,727,315
92,100	Nomura Real Estate Holdings, Inc.	2,279,146
46,600	Nomura Research Institute Ltd.	2,400,123
235,400	NTT DOCOMO, Inc.	6,081,326
113,000	NTT Urban Development Corp.	1,331,402
23,200	Oracle Corp. Japan	1,905,825
267,500	Osaka Gas Co. Ltd.	5,760,338
45,300	Otsuka Corp.	2,099,086
46,100	Sankyo Co. Ltd.	1,616,135
25,300	Sapporo Holdings Ltd.	723,895
45,600	Sawai Pharmaceutical Co. Ltd.	1,970,633
111,200	SBI Holdings, Inc.	2,803,941

SHARES	INVESTMENTS	VALUE($)

	Japan — continued
47,300	SCSK Corp.	2,024,255
69,700	Sega Sammy Holdings, Inc.	1,144,941
185,100	Sekisui Chemical Co. Ltd.	3,274,433
321,800	Sekisui House Ltd.	5,898,140
74,900	Shikoku Electric Power Co., Inc.	954,984
120,000	Shimachu Co. Ltd.	3,873,892
23,100	Shimamura Co. Ltd.	2,688,223
440,200	Showa Shell Sekiyu KK	6,215,883
233,700	SKY Perfect JSAT Holdings, Inc.	1,064,977
127,000	Skylark Co. Ltd.	1,868,104
80,100	SoftBank Group Corp.	6,120,338
1,862,500	Sojitz Corp.	6,130,904
64,800	Square Enix Holdings Co. Ltd.	2,685,815
68,500	Sumitomo Dainippon Pharma Co. Ltd.	1,245,797
970,000	Sumitomo Osaka Cement Co. Ltd.	4,440,691
71,800	Suzuken Co. Ltd.	3,087,288
106,600	Taisei Corp.	5,750,639
29,500	Taisho Pharmaceutical Holdings Co. Ltd.	2,821,694
113,000	Takashimaya Co. Ltd.	970,381
93,200	Teijin Ltd.	1,752,241
87,900	Tobu Railway Co. Ltd.	2,798,893
44,300	Toho Co. Ltd.	1,477,682
48,700	Toho Gas Co. Ltd.	1,480,700
316,300	Tohoku Electric Power Co., Inc.	4,084,837
13,400	Tokyo Century Corp.	834,206
126,800	Tokyu Fudosan Holdings Corp.	997,853
126,100	Toyo Suisan Kaisha Ltd.	4,964,980
95,500	Toyota Industries Corp.	5,631,727
140,000	Tsumura & Co.	5,078,394
158,300	Ube Industries Ltd.	4,822,480
340,000	Yamada Denki Co. Ltd.	1,778,363
259,000	Yamaguchi Financial Group, Inc.	3,235,310
190,600	Yokohama Rubber Co. Ltd. (The)	4,487,885
127,800	Zeon Corp.	1,650,447

		377,662,865

	Jordan — 0.3%
271,695	Hikma Pharmaceuticals plc	4,790,654

	Luxembourg — 0.2%
42,477	RTL Group SA	3,495,412

	Netherlands — 2.3%
17,695	Boskalis Westminster	524,202
56,249	Heineken Holding NV	5,709,867
12,134	Koninklijke DSM NV	1,254,083
90,258	Koninklijke Philips NV	3,820,281
82,057	NN Group NV	3,932,560

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Netherlands — continued
410,200	Royal Dutch Shell plc, Class A	14,271,357
112,308	Wolters Kluwer NV	6,076,964

		35,589,314

	New Zealand — 0.6%
185,754	Fisher & Paykel Healthcare Corp. Ltd.	1,661,316
217,384	Fletcher Building Ltd.	962,799
2,018,740	Spark New Zealand Ltd.	4,902,375
36,807	Xero Ltd.*	1,047,048

		8,573,538

	Norway — 1.5%
267,768	Marine Harvest ASA	5,828,740
387,747	Norsk Hydro ASA	2,421,850
417,468	Orkla ASA	3,863,746
140,361	Statoil ASA	3,589,411
126,494	Telenor ASA	2,799,806
95,906	Yara International ASA	4,045,179

		22,548,732

	Portugal — 0.7%
1,178,076	EDP — Energias de Portugal SA	4,370,622
268,231	Galp Energia SGPS SA	5,148,172
50,502	Jeronimo Martins SGPS SA	885,653

		10,404,447

	Singapore — 2.9%
953,900	Ascendas, REIT	1,913,610
617,300	CapitaLand Commercial Trust, REIT	843,354
2,651,400	CapitaLand Mall Trust, REIT	4,187,004
1,266,900	ComfortDelGro Corp. Ltd.	2,138,260
12,008,800	Golden Agri-Resources Ltd.	3,113,721
1,043,800	Keppel Corp. Ltd.	6,401,795
1,173,900	Sembcorp Industries Ltd.	2,703,987
1,367,300	Singapore Press Holdings Ltd.	2,793,990
2,513,200	Singapore Telecommunications Ltd.	6,647,655
1,189,500	StarHub Ltd.	2,029,189
1,514,300	Suntec, REIT	2,225,881
284,900	Venture Corp. Ltd.	4,456,139
1,979,000	Wilmar International Ltd.	4,841,480

		44,296,065

	South Africa — 0.7%
473,454	Mediclinic International plc	4,356,629
239,572	Mondi plc	6,668,986

		11,025,615

SHARES	INVESTMENTS	VALUE($)

	South Korea — 10.6%
60,892	Celltrion Healthcare Co. Ltd.*	5,060,825
9,314	CJ CheilJedang Corp.	2,977,899
4,787	CJ Corp.	725,202
20,400	Daelim Industrial Co. Ltd.	1,637,175
13,779	E-MART, Inc.	3,468,654
81,778	GS Holdings Corp.	4,681,079
15,296	Hankook Tire Co. Ltd.	706,423
162,136	Hanwha Chemical Corp.	4,358,605
44,013	Hanwha Corp.	1,636,394
8,403	Hanwha Techwin Co. Ltd.*	188,364
17,510	Hyosung Corp.	2,142,181
27,057	Hyundai Department Store Co. Ltd.	2,608,916
19,109	Hyundai Engineering & Construction Co. Ltd.	1,131,698
10,167	Hyundai Mipo Dockyard Co. Ltd.*	844,328
98,690	Hyundai Steel Co.	5,578,014
279,800	Industrial Bank of Korea	4,387,774
36,899	Kakao Corp.	3,796,757
97,700	Kangwon Land, Inc.	2,635,600
3,821	KCC Corp.	1,394,744
151,734	Korea Electric Power Corp.	5,307,925
88,700	Korea Gas Corp.*	4,533,762
6,714	Korea Zinc Co. Ltd.	2,717,341
71,276	Korean Air Lines Co. Ltd.	2,265,203
45,232	KT&G Corp.	4,136,120
71,676	LG Corp.	5,421,914
196,179	LG Display Co. Ltd.	4,283,395
430,420	LG Uplus Corp.	4,927,577
11,391	Lotte Chemical Corp.	4,386,410
1,766	Mando Corp.	373,627
4,000	NAVER Corp.	2,667,372
21,287	POSCO	7,334,667
7,342	Samsung Biologics Co. Ltd.* (a) (b)	3,334,670
5,026	Samsung Electronics Co. Ltd.‡	12,457,486
4,540	Samsung SDS Co. Ltd.	1,031,208
13,400	Shinsegae, Inc.	5,200,989
22,335	SK Holdings Co. Ltd.	6,113,739
91,962	SK Hynix, Inc.	7,232,263
31,691	SK Innovation Co. Ltd.	5,807,260
349,039	SK Networks Co. Ltd.	1,830,205
25,560	SK Telecom Co. Ltd.	5,461,225
79,439	SKC Co. Ltd.	2,813,994
54,041	S-Oil Corp.	5,542,380
341,478	Woori Bank	5,098,079
12,491	Yuhan Corp.	2,668,144

		162,907,587

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Spain — 2.1%
199,665	Abertis Infraestructuras SA	4,401,994
15,935	Acciona SA	1,332,905
176,989	Acerinox SA	2,485,551
66,630	Cellnex Telecom SA (a) (b)	1,786,966
11,432	Corp. Financiera Alba SA	711,441
163,647	Enagas SA	4,756,562
221,585	Endesa SA	5,167,410
40,169	Ferrovial SA	857,976
201,630	Gas Natural SDG SA	5,082,618
18,720	Iberdrola SA	144,630
258,080	Repsol SA	4,924,894
43,027	Siemens Gamesa Renewable Energy SA	736,819

		32,389,766

	Sweden — 3.2%
289,936	Arjo AB, Class B*	858,946
170,800	Boliden AB*	5,918,157
100,723	Hexagon AB, Class B	5,815,638
87,185	ICA Gruppen AB	2,707,128
117,494	Investor AB, Class B	5,114,984
296,066	Securitas AB, Class B	4,783,924
187,963	Skanska AB, Class B	3,660,694
86,131	Svenska Cellulosa AB SCA, Class B	953,872
100,395	Swedish Match AB	4,503,741
478,875	Tele2 AB, Class B	6,207,138
1,023,609	Telia Co. AB	5,039,956
164,174	Trelleborg AB, Class B	3,836,543

		49,400,721

	Switzerland — 2.3%
34,467	Baloise Holding AG (Registered)	5,463,189
165,728	Clariant AG (Registered)	3,825,883
170,761	Coca-Cola HBC AG	5,720,635
1,389	EMS-Chemie Holding AG (Registered)	857,906
3,714	Flughafen Zurich AG (Registered)	775,596
7,788	Kuehne + Nagel International AG (Registered)	1,212,560
12,966	Lonza Group AG (Registered)*	3,168,008
35,731	Novartis AG (Registered)	2,750,369
29,409	Sonova Holding AG (Registered)	4,846,420
9,045	Swisscom AG (Registered)	4,338,276
19,932	Vifor Pharma AG	3,145,494

		36,104,336

	United Arab Emirates — 0.1%
35,804	NMC Health plc	1,749,495

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — 18.2%
129,053	Admiral Group plc	3,531,719
116,805	AstraZeneca plc	8,176,627
490,887	Babcock International Group plc	4,954,857
692,737	Barratt Developments plc	5,311,951
100,796	Bellway plc	4,592,907
118,238	Berkeley Group Holdings plc	6,619,436
1,776,966	BP plc	13,199,243
488,904	British Land Co. plc (The), REIT	4,514,985
2,269,329	BT Group plc	7,789,112
34,420	Bunzl plc	998,063
3,213,705	Centrica plc	6,804,585
1,134,321	ConvaTec Group plc(a)(b)	3,376,882
86,142	Croda International plc	5,269,532
223,627	Diageo plc	7,977,824
592,001	Direct Line Insurance Group plc	3,041,871
700,150	DS Smith plc	5,015,536
179,719	easyJet plc	3,917,791
1,311,793	GKN plc	8,329,434
445,675	GlaxoSmithKline plc	8,938,978
265,787	Halma plc	4,459,644
703,490	Hammerson plc, REIT	5,303,186
202,114	IMI plc	3,029,291
302,553	Inchcape plc	3,022,615
322,336	Informa plc	3,272,613
902,672	Inmarsat plc	4,663,448
71,723	InterContinental Hotels Group plc	4,525,106
324,249	International Consolidated Airlines Group SA	2,802,880
948,534	Intu Properties plc, REIT	2,550,319
616,591	J Sainsbury plc	2,616,301
633,613	John Wood Group plc	4,938,989
81,228	Johnson Matthey plc	3,671,051
243,366	Land Securities Group plc, REIT	3,303,740
738,624	Meggitt plc	4,785,071
23,253	Melrose Industries plc	72,913
315,341	Merlin Entertainments plc(a)(b)	1,595,222
343,646	Micro Focus International plc	5,925,533
662,631	National Grid plc	7,666,611
515,561	Pennon Group plc	4,898,464
182,754	Persimmon plc	6,826,856
251,663	RELX NV	5,354,670
294,993	RELX plc	6,304,887
1,173,861	Rentokil Initial plc	4,952,430
754,916	Royal Mail plc	6,020,425
674,214	Sage Group plc (The)	5,864,088
29,607	Schroders plc	1,339,438

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United Kingdom — continued
719,126	Segro plc, REIT	6,381,352
210,833	Severn Trent plc	5,614,016
361,312	Smith & Nephew plc	6,919,502
299,872	Smiths Group plc	6,570,577
382,029	SSE plc	7,250,378
543,153	Tate & Lyle plc	4,289,713
71,939	Travis Perkins plc	1,252,728
542,144	United Utilities Group plc	5,528,443
2,736,916	Vodafone Group plc	7,986,911
32,235	Whitbread plc	1,896,617
1,437,567	Wm Morrison Supermarkets plc	4,794,524

		280,611,885

	United States — 1.0%
101,226	Carnival plc	6,579,220
15,203	QIAGEN NV*	497,290
148,875	Shire plc	7,927,583

		15,004,093

	Total Common Stocks (Cost $1,375,015,602)	1,528,128,126

NO. OF RIGHTS
Rights — 0.0% (c)
	New Zealand — 0.0% (c)
76,280	Fletcher Building Ltd., expiring 5/11/2018* (Cost $—)	80,227

SHARES
Short-term Investments — 0.2%
	Investment Companies — 0.2%
3,570,626	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (d) (e) (Cost $3,570,626)	3,570,626

	Total Investments — 99.4% (Cost $1,378,586,228)	1,531,778,979
	Other Assets Less Liabilities — 0.6%	9,275,920

	Net Assets — 100.0%	$1,541,054,899

Percentages indicated are based on net assets.

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(a)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Represents less than 0.05% of net assets.
(d)	— Affiliated company as defined under the Investment Company Act of 1940.
(e)	— The rate shown was the current yield as of April 30, 2018.

Abbreviations

OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.0%
Diversified Telecommunication Services	5.8
Chemicals	5.7
Electric Utilities	5.2
Pharmaceuticals	4.0
Equity Real Estate Investment Trusts (REITs)	3.7
Food Products	3.4
Health Care Providers & Services	2.9
Health Care Equipment & Supplies	2.9
Industrial Conglomerates	2.7
Wireless Telecommunication Services	2.6
Household Durables	2.5
Metals & Mining	2.5
Construction & Engineering	2.3
Software	2.2
Hotels, Restaurants & Leisure	2.1
Auto Components	2.0
Beverages	1.9
Food & Staples Retailing	1.9
Road & Rail	1.8
Electronic Equipment, Instruments & Components	1.8
Media	1.7
Airlines	1.7
Insurance	1.7
Gas Utilities	1.7
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Banks	1.5
Semiconductors & Semiconductor Equipment	1.4
Multi-Utilities	1.3
Commercial Services & Supplies	1.2
Professional Services	1.2
Specialty Retail	1.1
Water Utilities	1.0
Real Estate Management & Development	1.0
Short-Term Investment	0.2
Others (each less than 1.0%)	12.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.4%
	Aerospace & Defense — 1.9%
1,732	Boeing Co. (The)	577,726
4,590	General Dynamics Corp.	924,013
17,581	Harris Corp.	2,750,020
3,743	L3 Technologies, Inc.	733,179
2,858	Lockheed Martin Corp.	916,961
2,447	Northrop Grumman Corp.	788,032
4,438	Raytheon Co.	909,524
4,951	Rockwell Collins, Inc.	656,205
9,126	Textron, Inc.	567,090
5,897	United Technologies Corp.	708,524

		9,531,274

	Air Freight & Logistics — 0.5%
8,613	CH Robinson Worldwide, Inc.	792,655
3,216	FedEx Corp.	794,995
6,760	United Parcel Service, Inc., Class B	767,260

		2,354,910

	Airlines — 0.7%
8,756	Alaska Air Group, Inc.	568,527
9,262	American Airlines Group, Inc.	397,618
13,540	Delta Air Lines, Inc.	707,059
22,969	JetBlue Airways Corp.*	440,775
14,332	Southwest Airlines Co.	757,159
7,777	United Continental Holdings, Inc.*	525,259

		3,396,397

	Auto Components — 0.9%
1,188	Adient plc	72,813
14,609	Aptiv plc	1,235,629
4,922	Delphi Technologies plc	238,274
74,888	Gentex Corp.	1,702,953
7,363	Lear Corp.	1,376,660

		4,626,329

	Automobiles — 0.7%
138,228	Ford Motor Co.	1,553,683
22,081	General Motors Co.	811,256
22,519	Harley-Davidson, Inc.	926,206

		3,291,145

	Banks — 2.0%
16,724	Bank of America Corp.	500,382
5,769	Bank of Hawaii Corp.	485,807
12,625	BB&T Corp.	666,600
8,034	Citigroup, Inc.	548,481
9,082	Citizens Financial Group, Inc.	376,812
5,175	Comerica, Inc.	489,452

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
2,501	Cullen/Frost Bankers, Inc.	286,239
21,292	Fifth Third Bancorp	706,256
42,102	Huntington Bancshares, Inc.	627,741
19,789	KeyCorp	394,197
2,761	M&T Bank Corp.	503,247
33,765	People’s United Financial, Inc.	617,562
4,611	PNC Financial Services Group, Inc. (The)	671,408
1,056	Popular, Inc. (Puerto Rico)	48,882
22,382	Regions Financial Corp.	418,543
9,585	SunTrust Banks, Inc.	640,278
1,167	SVB Financial Group*	349,645
2,714	Synovus Financial Corp.	141,861
11,542	US Bancorp	582,294
10,627	Wells Fargo & Co.	552,179
7,749	Zions Bancorp	424,258

		10,032,124

	Beverages — 2.8%
38,279	Brown-Forman Corp., Class B	2,145,155
61,598	Coca-Cola Co. (The)	2,661,650
9,676	Constellation Brands, Inc., Class A	2,255,766
25,872	Dr Pepper Snapple Group, Inc.	3,103,605
18,018	Molson Coors Brewing Co., Class B	1,283,602
5,599	Monster Beverage Corp.*	307,945
21,996	PepsiCo, Inc.	2,220,276

		13,977,999

	Biotechnology — 1.6%
11,105	AbbVie, Inc.	1,072,188
8,937	Amgen, Inc.	1,559,328
3,261	Biogen, Inc.*	892,209
8,047	Celgene Corp.*	700,894
14,820	Exelixis, Inc.*	308,552
18,656	Gilead Sciences, Inc.	1,347,523
2,681	Regeneron Pharmaceuticals, Inc.*	814,166
7,233	United Therapeutics Corp.*	796,425
3,698	Vertex Pharmaceuticals, Inc.*	566,386

		8,057,671

	Building Products — 0.1%
9,813	Fortune Brands Home & Security, Inc.	536,673

	Capital Markets — 2.6%
3,024	Ameriprise Financial, Inc.	423,995
11,453	Bank of New York Mellon Corp. (The)	624,303
1,016	BlackRock, Inc.	529,844
5,486	CBOE Global Markets, Inc.	585,795
9,640	Charles Schwab Corp. (The)	536,755

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Capital Markets — continued
4,535	CME Group, Inc.	715,079
7,841	E*TRADE Financial Corp.*	475,792
4,121	Eaton Vance Corp.	224,141
8,210	FactSet Research Systems, Inc.	1,552,593
5,116	Federated Investors, Inc., Class B	135,421
7,337	Franklin Resources, Inc.	246,817
1,968	Goldman Sachs Group, Inc. (The)	469,033
9,429	Intercontinental Exchange, Inc.	683,225
12,095	Invesco Ltd.	350,392
2,232	Moody’s Corp.	362,030
8,328	Morgan Stanley	429,891
5,167	Northern Trust Corp.	551,577
5,148	Raymond James Financial, Inc.	462,033
3,859	S&P Global, Inc.	727,807
18,440	SEI Investments Co.	1,165,961
5,025	State Street Corp.	501,395
5,364	T. Rowe Price Group, Inc.	610,531
11,572	TD Ameritrade Holding Corp.	672,218

		13,036,628

	Chemicals — 5.0%
13,459	Air Products & Chemicals, Inc.	2,184,261
7,531	Albemarle Corp.	730,206
23,327	Ashland Global Holdings, Inc.	1,543,781
8,057	Cabot Corp.	450,064
18,209	Celanese Corp., Series A	1,978,772
10,165	CF Industries Holdings, Inc.	394,402
8,149	Chemours Co. (The)	394,493
20,119	DowDuPont, Inc.	1,272,325
15,957	Eastman Chemical Co.	1,628,890
19,023	Ecolab, Inc.	2,753,960
8,468	FMC Corp.	675,154
25,806	Huntsman Corp.	768,245
14,166	International Flavors & Fragrances, Inc.	2,001,089
11,022	LyondellBasell Industries NV, Class A	1,165,356
22,078	Monsanto Co.	2,767,919
19,974	Mosaic Co. (The)	538,299
11,867	PPG Industries, Inc.	1,256,478
10,313	Praxair, Inc.	1,572,939
355	RPM International, Inc.	17,146
2,357	Sherwin-Williams Co. (The)	866,575

		24,960,354

	Commercial Services & Supplies — 1.0%
11,034	Cintas Corp.	1,879,090
15,546	Herman Miller, Inc.	477,262

SHARES	INVESTMENTS	VALUE($)

	Commercial Services & Supplies — continued
25,415	Pitney Bowes, Inc.	259,741
22,558	Republic Services, Inc.	1,459,052
11,650	Waste Management, Inc.	947,029

		5,022,174

	Communications Equipment — 1.0%
2,031	Arista Networks, Inc.*	537,301
32,888	Cisco Systems, Inc.	1,456,610
6,258	F5 Networks, Inc.*	1,020,617
32,834	Juniper Networks, Inc.	807,388
10,674	Motorola Solutions, Inc.	1,172,325

		4,994,241

	Construction & Engineering — 0.0% (a)
2,137	Fluor Corp.	125,976

	Consumer Finance — 0.5%
5,662	American Express Co.	559,123
6,206	Capital One Financial Corp.	562,388
9,676	Discover Financial Services	689,415
45,723	SLM Corp.*	524,900
10,749	Synchrony Financial	356,544

		2,692,370

	Containers & Packaging — 0.4%
1,038	Ball Corp.	41,613
8,651	Bemis Co., Inc.	374,329
3,337	Crown Holdings, Inc.*	166,316
13,745	International Paper Co.	708,692
12,235	Sealed Air Corp.	536,505

		1,827,455

	Distributors — 0.4%
25,066	Genuine Parts Co.	2,213,829

	Diversified Consumer Services — 0.0% (a)
64	Graham Holdings Co., Class B	38,595
4,736	H&R Block, Inc.	130,951

		169,546

	Diversified Financial Services — 0.1%
3,339	Berkshire Hathaway, Inc., Class B*	646,864

	Diversified Telecommunication Services — 1.0%
68,530	AT&T, Inc.	2,240,931
49,257	Verizon Communications, Inc.	2,430,833
107,483	Windstream Holdings, Inc.	166,599

		4,838,363

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Electric Utilities — 6.5%
49,319	Alliant Energy Corp.	2,118,251
41,922	American Electric Power Co., Inc.	2,933,702
36,530	Duke Energy Corp.	2,928,245
43,620	Edison International	2,857,982
30,282	Entergy Corp.	2,470,708
42,623	Eversource Energy	2,568,036
74,292	Exelon Corp.	2,947,907
5,416	FirstEnergy Corp.	186,310
14,652	NextEra Energy, Inc.	2,401,609
36,469	PG&E Corp.	1,681,221
28,850	Pinnacle West Capital Corp.	2,322,425
95,973	PPL Corp.	2,792,814
26,993	Southern Co. (The)	1,244,917
63,569	Xcel Energy, Inc.	2,977,572

		32,431,699

	Electrical Equipment — 0.6%
9,554	AMETEK, Inc.	666,869
10,134	Eaton Corp. plc	760,354
7,578	Emerson Electric Co.	503,255
4,643	Hubbell, Inc.	482,222
4,933	Rockwell Automation, Inc.	811,627

		3,224,327

	Electronic Equipment, Instruments & Components — 0.4%
11,634	Amphenol Corp., Class A	973,882
9,511	AVX Corp.	140,382
31,272	Corning, Inc.	844,970

		1,959,234

	Energy Equipment & Services — 0.7%
18,029	Baker Hughes a GE Co.	651,027
6,873	Helmerich & Payne, Inc.	478,017
20,758	Nabors Industries Ltd.	157,969
13,135	National Oilwell Varco, Inc.	507,931
10,967	Oceaneering International, Inc.	232,939
13,105	Patterson-UTI Energy, Inc.	280,709
17,406	Schlumberger Ltd.	1,193,355

		3,501,947

	Equity Real Estate Investment Trusts (REITs) — 1.5%
4,829	Alexandria Real Estate Equities, Inc.	601,549
4,809	American Tower Corp.	655,755
4,178	AvalonBay Communities, Inc.	681,014
580	Boston Properties, Inc.	70,418
1,015	Camden Property Trust	86,681
3,685	Corporate Office Properties Trust	101,374

SHARES	INVESTMENTS	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
5,094	Crown Castle International Corp.	513,832
3,953	Digital Realty Trust, Inc.	417,793
2,601	Duke Realty Corp.	70,487
10,582	Equity Residential	653,015
566	Essex Property Trust, Inc.	135,665
706	Federal Realty Investment Trust	81,790
12,035	GGP, Inc.	240,580
21,195	Host Hotels & Resorts, Inc.	414,574
4,458	Iron Mountain, Inc.	151,304
990	JBG SMITH Properties	36,501
802	Liberty Property Trust	33,540
4,878	Park Hotels & Resorts, Inc.	140,389
8,231	Prologis, Inc.	534,274
8,635	Rayonier, Inc.	321,136
6,756	Senior Housing Properties Trust	105,191
3,166	Simon Property Group, Inc.	494,972
1,018	Taubman Centers, Inc.	56,988
1,964	Vornado Realty Trust	133,611
6,458	Weingarten Realty Investors	177,401
11,166	Weyerhaeuser Co.	410,685

		7,320,519

	Food & Staples Retailing — 1.2%
6,467	Costco Wholesale Corp.	1,275,034
17,821	Kroger Co. (The)	448,911
24,035	Sysco Corp.	1,503,149
17,230	Walgreens Boots Alliance, Inc.	1,144,933
17,204	Walmart, Inc.	1,521,866
4,414	Weis Markets, Inc.	203,132

		6,097,025

	Food Products — 3.4%
38,293	Archer-Daniels-Midland Co.	1,737,736
9,301	Bunge Ltd.	671,811
39,411	Campbell Soup Co.	1,607,181
49,017	Conagra Brands, Inc.	1,817,060
29,465	General Mills, Inc.	1,288,799
19,739	Hershey Co. (The)	1,814,804
53,877	Hormel Foods Corp.	1,953,041
3,273	JM Smucker Co. (The)	373,384
23,529	Kellogg Co.	1,385,858
14,301	Kraft Heinz Co. (The)	806,290
2,995	Lamb Weston Holdings, Inc.	195,634
24,263	McCormick & Co., Inc. (Non-Voting)	2,557,563
12,738	Tyson Foods, Inc., Class A	892,934

		17,102,095

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 5.4%
34,223	Abbott Laboratories	1,989,383
4,245	Align Technology, Inc.*	1,060,613
28,016	Baxter International, Inc.	1,947,112
8,200	Becton Dickinson and Co.	1,901,334
56,110	Boston Scientific Corp.*	1,611,479
6,989	Cooper Cos., Inc. (The)	1,598,454
10,110	Danaher Corp.	1,014,235
25,189	DENTSPLY SIRONA, Inc.	1,268,014
7,249	Edwards Lifesciences Corp.*	923,233
19,709	Hill-Rom Holdings, Inc.	1,691,623
31,098	Hologic, Inc.*	1,206,291
6,679	IDEXX Laboratories, Inc.*	1,298,999
3,150	Intuitive Surgical, Inc.*	1,388,457
21,415	Medtronic plc	1,715,984
12,325	Stryker Corp.	2,088,102
128	Teleflex, Inc.	34,289
6,999	Varex Imaging Corp.*	251,894
21,095	Varian Medical Systems, Inc.*	2,438,371
12,369	Zimmer Biomet Holdings, Inc.	1,424,538

		26,852,405

	Health Care Providers & Services — 5.3%
8,341	Aetna, Inc.	1,493,456
10,534	AmerisourceBergen Corp.	954,170
6,859	Anthem, Inc.	1,618,655
11,738	Cardinal Health, Inc.	753,228
10,400	Centene Corp.*	1,129,232
9,413	Cigna Corp.	1,617,342
12,138	CVS Health Corp.	847,597
31,683	DaVita, Inc.*	1,989,376
15,639	Express Scripts Holding Co.*	1,183,872
12,743	HCA Healthcare, Inc.	1,220,015
27,680	Henry Schein, Inc.*	2,103,680
5,507	Humana, Inc.	1,620,049
16,179	Laboratory Corp. of America Holdings*	2,762,564
4,805	McKesson Corp.	750,589
24,771	Quest Diagnostics, Inc.	2,506,825
8,124	UnitedHealth Group, Inc.	1,920,514
17,582	Universal Health Services, Inc., Class B	2,007,864

		26,479,028

	Health Care Technology — 0.1%
12,982	Cerner Corp.*	756,201

	Hotels, Restaurants & Leisure — 3.3%
24,903	Carnival Corp.	1,570,383
9,044	Darden Restaurants, Inc.	839,826

SHARES	INVESTMENTS	VALUE($)

	Hotels, Restaurants & Leisure — continued
12,328	Dunkin’ Brands Group, Inc.	751,515
2,245	Hilton Grand Vacations, Inc.*	96,535
16,573	Hilton Worldwide Holdings, Inc.	1,306,615
22,899	International Game Technology plc	647,355
9,008	Las Vegas Sands Corp.	660,557
10,529	Marriott International, Inc., Class A	1,439,104
11,095	McDonald’s Corp.	1,857,747
19,257	MGM Resorts International	605,055
5,886	Norwegian Cruise Line Holdings Ltd.*	314,724
6,491	Royal Caribbean Cruises Ltd.	702,261
8,381	Speedway Motorsports, Inc.	147,925
31,640	Starbucks Corp.	1,821,515
9,555	Wyndham Worldwide Corp.	1,091,276
3,449	Wynn Resorts Ltd.	642,169
10,275	Yum China Holdings, Inc. (China)	439,359
21,188	Yum! Brands, Inc.	1,845,475

		16,779,396

	Household Durables — 2.4%
26,514	DR Horton, Inc.	1,170,328
21,480	Garmin Ltd.	1,260,232
35,995	Leggett & Platt, Inc.	1,459,597
24,640	Lennar Corp., Class A	1,303,210
6,943	Mohawk Industries, Inc.*	1,457,197
814	NVR, Inc.*	2,523,400
53,089	PulteGroup, Inc.	1,611,782
7,290	Whirlpool Corp.	1,129,585

		11,915,331

	Household Products — 1.7%
45,206	Church & Dwight Co., Inc.	2,088,517
18,966	Clorox Co. (The)	2,222,815
5,434	Energizer Holdings, Inc.	311,694
20,361	Kimberly-Clark Corp.	2,108,178
26,493	Procter & Gamble Co. (The)	1,916,504

		8,647,708

	Industrial Conglomerates — 0.5%
3,420	3M Co.	664,814
7,275	Honeywell International, Inc.	1,052,547
3,692	Roper Technologies, Inc.	975,389

		2,692,750

	Insurance — 2.8%
17,664	Aflac, Inc.	804,949
6,630	Allstate Corp. (The)	648,547
3,487	American Financial Group, Inc.	394,798
7,294	Aon plc	1,039,176

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Insurance — continued
7,120	Assurant, Inc.	660,878
639	Brighthouse Financial, Inc.*	32,448
5,464	Chubb Ltd.	741,301
11,405	Cincinnati Financial Corp.	802,228
1,401	Erie Indemnity Co., Class A	163,595
2,323	Everest Re Group Ltd.	540,492
12,295	FNF Group	452,825
11,556	Hartford Financial Services Group, Inc. (The)	622,175
8,261	Kemper Corp.	557,618
4,414	Lincoln National Corp.	311,805
10,521	Marsh & McLennan Cos., Inc.	857,462
429	Mercury General Corp.	19,618
7,062	MetLife, Inc.	336,646
8,877	Principal Financial Group, Inc.	525,696
11,613	Progressive Corp. (The)	700,148
3,822	Prudential Financial, Inc.	406,355
2,690	Reinsurance Group of America, Inc.	401,886
13,487	Torchmark Corp.	1,169,862
5,134	Travelers Cos., Inc. (The)	675,634
2,034	Willis Towers Watson plc	302,069
9,879	WR Berkley Corp.	736,578
3,768	XL Group Ltd. (Bermuda)	209,463

		14,114,252

	Internet & Direct Marketing Retail — 0.6%
698	Amazon.com, Inc.*	1,093,159
457	Booking Holdings, Inc.*	995,346
2,212	Netflix, Inc.*	691,161

		2,779,666

	Internet Software & Services — 2.1%
1,043	Alphabet, Inc., Class A*	1,062,379
1,157	Alphabet, Inc., Class C*	1,177,051
32,210	eBay, Inc.*	1,220,115
7,397	Facebook, Inc., Class A*	1,272,284
18,431	IAC/InterActiveCorp*	2,988,402
22,975	VeriSign, Inc.*	2,697,724

		10,417,955

	IT Services — 3.0%
6,225	Accenture plc, Class A	941,220
5,532	Automatic Data Processing, Inc.	653,219
17,760	Cognizant Technology Solutions Corp., Class A	1,453,123
10,570	DXC Technology Co.	1,089,344
12,286	Fidelity National Information Services, Inc.	1,166,801
12,226	Fiserv, Inc.*	866,334

SHARES	INVESTMENTS	VALUE($)

	IT Services — continued
8,925	Gartner, Inc.*	1,082,513
4,239	Global Payments, Inc.	479,219
7,604	International Business Machines Corp.	1,102,276
17,702	Leidos Holdings, Inc.	1,137,000
4,788	Mastercard, Inc., Class A	853,557
13,478	Paychex, Inc.	816,362
7,085	PayPal Holdings, Inc.*	528,612
4,723	Teradata Corp.*	193,265
7,475	Total System Services, Inc.	628,349
6,083	Visa, Inc., Class A	771,811
28,599	Western Union Co. (The)	564,830
10,205	Worldpay, Inc.*	828,850

		15,156,685

	Leisure Products — 0.5%
23,474	Hasbro, Inc.	2,067,825
5,694	Polaris Industries, Inc.	596,845

		2,664,670

	Life Sciences Tools & Services — 1.7%
12,996	Agilent Technologies, Inc.	854,357
3,575	Illumina, Inc.*	861,325
15,271	IQVIA Holdings, Inc.*	1,462,351
1,454	Mettler-Toledo International, Inc.*	814,138
7,785	Thermo Fisher Scientific, Inc.	1,637,575
14,193	Waters Corp.*	2,674,103

		8,303,849

	Machinery — 1.8%
260	AGCO Corp.	16,297
4,543	Caterpillar, Inc.	655,828
1,516	Crane Co.	126,798
3,756	Cummins, Inc.	600,434
5,186	Deere & Co.	701,821
8,441	Dover Corp.	782,481
8,715	Fortive Corp.	612,752
5,115	Illinois Tool Works, Inc.	726,432
8,126	Ingersoll-Rand plc	681,690
22,692	ITT, Inc.	1,109,412
7,573	PACCAR, Inc.	482,173
3,850	Parker-Hannifin Corp.	633,787
11,356	Stanley Black & Decker, Inc.	1,607,896
3,687	Terex Corp.	134,649
8,281	Trinity Industries, Inc.	263,915

		9,136,365

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Media — 2.7%
64	Cable One, Inc.	40,648
10,475	CBS Corp. (Non-Voting), Class B	515,370
2,815	Charter Communications, Inc., Class A*	763,681
32,743	Comcast Corp., Class A	1,027,803
2,818	DISH Network Corp., Class A*	94,544
18,845	EW Scripps Co. (The), Class A	209,745
40,440	Interpublic Group of Cos., Inc. (The)	953,980
2,011	John Wiley & Sons, Inc., Class A	132,625
6,896	Liberty Media Corp.-Liberty SiriusXM, Class A*	288,046
17,122	Omnicom Group, Inc.	1,261,207
166,524	Sirius XM Holdings, Inc.	1,054,097
32,168	TEGNA, Inc.	340,016
25,110	Time Warner, Inc.	2,380,428
30,556	Twenty-First Century Fox, Inc., Class A	1,117,127
32,547	Twenty-First Century Fox, Inc., Class B	1,173,970
22,775	Viacom, Inc., Class B	686,894
15,910	Walt Disney Co. (The)	1,596,250

		13,636,431

	Metals & Mining — 0.8%
13,495	Alcoa Corp.	690,944
17,452	Freeport-McMoRan, Inc.	265,445
14,363	Newmont Mining Corp.	564,322
8,930	Nucor Corp.	550,267
3,173	Reliance Steel & Aluminum Co.	278,970
2,189	Royal Gold, Inc.	194,383
8,736	Southern Copper Corp. (Peru)	461,348
18,075	Steel Dynamics, Inc.	809,941
7,538	United States Steel Corp.	255,011

		4,070,631

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
56,674	Annaly Capital Management, Inc.	587,710
19,429	Chimera Investment Corp.	339,813

		927,523

	Multiline Retail — 0.8%
13,843	Dollar General Corp.	1,336,265
6,773	Dollar Tree, Inc.*	649,463
10,015	Kohl’s Corp.	622,132
12,200	Macy’s, Inc.	379,054
8,689	Nordstrom, Inc.	439,316
10,497	Target Corp.	762,082

		4,188,312

	Multi-Utilities — 5.5%
42,347	Ameren Corp.	2,482,381

SHARES	INVESTMENTS	VALUE($)

	Multi-Utilities — continued
101,708	CenterPoint Energy, Inc.	2,576,264
64,801	CMS Energy Corp.	3,057,959
32,670	Consolidated Edison, Inc.	2,617,847
37,152	Dominion Energy, Inc.	2,472,837
23,313	DTE Energy Co.	2,457,190
97,791	NiSource, Inc.	2,385,123
55,466	Public Service Enterprise Group, Inc.	2,892,552
34,957	SCANA Corp.	1,285,369
22,159	Sempra Energy	2,477,376
41,701	WEC Energy Group, Inc.	2,680,540

		27,385,438

	Oil, Gas & Consumable Fuels — 3.6%
7,055	Andeavor	975,848
9,816	Apache Corp.	401,965
24,982	Chesapeake Energy Corp.*	74,197
12,456	Chevron Corp.	1,558,370
11,861	CNX Resources Corp.*	176,254
18,690	ConocoPhillips	1,224,195
1,493	CONSOL Energy, Inc.*	46,955
12,355	Devon Energy Corp.	448,857
3,435	Diamondback Energy, Inc.*	441,226
22,694	Exxon Mobil Corp.	1,764,459
3,843	Gulfport Energy Corp.*	35,740
10,686	Hess Corp.	608,995
12,028	HollyFrontier Corp.	729,979
41,198	Kinder Morgan, Inc.	651,752
39,823	Marathon Oil Corp.	726,770
13,527	Marathon Petroleum Corp.	1,013,308
13,181	Murphy Oil Corp.	396,880
11,386	Occidental Petroleum Corp.	879,682
23,084	ONEOK, Inc.	1,390,119
13,481	Phillips 66	1,500,570
14,419	QEP Resources, Inc.*	175,623
13,724	Targa Resources Corp.	644,616
14,386	Valero Energy Corp.	1,595,839
23,229	Williams Cos., Inc. (The)	597,682

		18,059,881

	Paper & Forest Products — 0.0% (a)
4,870	Domtar Corp.	213,793

	Personal Products — 0.8%
13,255	Edgewell Personal Care Co.*	583,883
13,127	Estee Lauder Cos., Inc. (The), Class A	1,943,977
3,073	Herbalife Nutrition Ltd.*	324,908
14,063	Nu Skin Enterprises, Inc., Class A	1,000,583

		3,853,351

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 2.3%
27,962	Bristol-Myers Squibb Co.	1,457,659
24,927	Eli Lilly & Co.	2,020,832
16,327	Johnson & Johnson	2,065,202
29,943	Merck & Co., Inc.	1,762,744
68,930	Pfizer, Inc.	2,523,527
20,566	Zoetis, Inc.	1,716,850

		11,546,814

	Professional Services — 0.2%
714	Dun & Bradstreet Corp. (The)	82,332
4,455	Equifax, Inc.	499,183
2,805	Nielsen Holdings plc	88,217
3,915	Robert Half International, Inc.	237,836
1,718	Verisk Analytics, Inc.*	182,881

		1,090,449

	Real Estate Management & Development — 0.1%
5,485	CBRE Group, Inc., Class A*	248,526
381	Jones Lang LaSalle, Inc.	64,583

		313,109

	Road & Rail — 0.7%
7,946	CSX Corp.	471,913
7,175	JB Hunt Transport Services, Inc.	842,560
2,982	Kansas City Southern	317,971
5,121	Norfolk Southern Corp.	734,710
4,309	Ryder System, Inc.	290,556
6,669	Union Pacific Corp.	891,178

		3,548,888

	Semiconductors & Semiconductor Equipment — 3.2%
13,234	Analog Devices, Inc.	1,155,990
15,408	Applied Materials, Inc.	765,315
3,752	Broadcom, Inc.	860,784
16,530	Cypress Semiconductor Corp.	241,007
6,920	First Solar, Inc.*	490,697
20,885	Intel Corp.	1,078,084
8,893	KLA-Tencor Corp.	904,774
3,668	Lam Research Corp.	678,800
27,531	Marvell Technology Group Ltd. (Bermuda)	552,272
18,406	Maxim Integrated Products, Inc.	1,003,127
11,157	Microchip Technology, Inc.	933,395
17,180	Micron Technology, Inc.*	789,936
3,438	NVIDIA Corp.	773,206
16,224	NXP Semiconductors NV (Netherlands)*	1,701,898
33,633	ON Semiconductor Corp.*	742,617
8,941	QUALCOMM, Inc.	456,080

SHARES	INVESTMENTS	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
6,822	Skyworks Solutions, Inc.	591,877
16,377	Teradyne, Inc.	533,071
10,298	Texas Instruments, Inc.	1,044,526
2,250	Versum Materials, Inc.	79,155
13,462	Xilinx, Inc.	864,799

		16,241,410

	Software — 3.0%
15,888	Activision Blizzard, Inc.	1,054,169
5,352	Adobe Systems, Inc.*	1,186,003
28,317	CA, Inc.	985,432
23,477	Cadence Design Systems, Inc.*	940,489
16,302	Citrix Systems, Inc.*	1,677,639
11,752	Dell Technologies, Inc., Class V*	843,441
9,670	Electronic Arts, Inc.*	1,140,867
7,965	Intuit, Inc.	1,471,852
17,754	Microsoft Corp.	1,660,354
20,520	Oracle Corp.	937,148
8,376	Red Hat, Inc.*	1,365,790
7,573	Take-Two Interactive Software, Inc.*	755,104
6,699	VMware, Inc., Class A*	892,709

		14,910,997

	Specialty Retail — 2.4%
11,250	AutoNation, Inc.*	519,637
9,006	Best Buy Co., Inc.	689,229
1,586	Burlington Stores, Inc.*	215,458
11,327	CarMax, Inc.*	707,937
9,369	Dick’s Sporting Goods, Inc.	310,020
12,258	Foot Locker, Inc.	528,075
7,508	GameStop Corp., Class A	102,484
12,787	Gap, Inc. (The)	373,892
12,198	Home Depot, Inc. (The)	2,254,190
14,720	Lowe’s Cos., Inc.	1,213,370
11,082	Ross Stores, Inc.	895,980
7,502	Signet Jewelers Ltd.	291,678
14,822	Tiffany & Co.	1,524,146
15,461	TJX Cos., Inc. (The)	1,311,866
7,015	Tractor Supply Co.	477,020
4,929	Urban Outfitters, Inc.*	198,491
9,882	Williams-Sonoma, Inc.	472,360

		12,085,833

	Technology Hardware, Storage & Peripherals — 1.0%
6,248	Apple, Inc.	1,032,544
46,348	Diebold Nixdorf, Inc.	711,442
46,094	Hewlett Packard Enterprise Co.	785,903

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
55,858	HP, Inc.	1,200,388
10,976	NetApp, Inc.	730,782
6,550	Western Digital Corp.	516,075

		4,977,134

	Textiles, Apparel & Luxury Goods — 1.3%
34,377	Hanesbrands, Inc.	634,943
11,397	Michael Kors Holdings Ltd.*	779,783
20,501	NIKE, Inc., Class B	1,402,063
7,138	PVH Corp.	1,139,725
21,371	Tapestry, Inc.	1,149,119
7,732	Under Armour, Inc., Class C*	118,686
15,522	VF Corp.	1,255,264

		6,479,583

	Tobacco — 0.6%
25,631	Altria Group, Inc.	1,438,155
16,546	Philip Morris International, Inc.	1,356,772

		2,794,927

	Trading Companies & Distributors — 0.3%
11,882	Fastenal Co.	593,981
3,918	United Rentals, Inc.*	587,700
1,969	WW Grainger, Inc.	553,978

		1,735,659

	Water Utilities — 0.6%
34,697	American Water Works Co., Inc.	3,004,066

	Wireless Telecommunication Services — 0.6%
10,818	Telephone & Data Systems, Inc.	295,656
45,956	T-Mobile US, Inc.*	2,780,798
3,032	United States Cellular Corp.*	119,976

		3,196,430

	Total Common Stocks (Cost $467,736,039)	498,926,088

Short-Term Investments — 0.5%
	Investment Companies — 0.5%
2,446,359	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (c) (Cost $2,446,359)	2,446,359

	Total Investments — 99.9% (Cost $470,182,398)	501,372,447
	Other Assets Less Liabilities — 0.1%	379,002

	Net Assets — 100.0%	$501,751,449

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Represents less than 0.05% of net assets.
(b)	— Affiliated company as defined under the Investment Company Act of 1940.
(c)	— The rate shown was the current yield as of April 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)

Common Stocks — 99.6%
	Aerospace & Defense — 1.4%
2,443	BWX Technologies, Inc.	165,635
1,924	Harris Corp.	300,952
2,834	Hexcel Corp.	188,376
471	Huntington Ingalls Industries, Inc.	114,552
687	L3 Technologies, Inc.	134,570
707	Orbital ATK, Inc.	93,593
1,019	Rockwell Collins, Inc.	135,058
1,303	Spirit AeroSystems Holdings, Inc., Class A	104,722
2,083	Textron, Inc.	129,438

		1,366,896

	Air Freight & Logistics — 0.3%
1,829	CH Robinson Worldwide, Inc.	168,323
2,038	Expeditors International of Washington, Inc.	130,146

		298,469

	Airlines — 0.8%
1,799	Alaska Air Group, Inc.	116,809
2,321	American Airlines Group, Inc.	99,641
1,487	Copa Holdings SA, Class A (Panama)	174,232
6,184	JetBlue Airways Corp.*	118,671
2,621	Spirit Airlines, Inc.*	93,622
1,606	United Continental Holdings, Inc.*	108,469

		711,444

	Auto Components — 1.4%
1,825	Adient plc	111,854
2,159	Aptiv plc	182,608
3,165	BorgWarner, Inc.	154,895
719	Delphi Technologies plc	34,807
14,171	Gentex Corp.	322,249
5,174	Goodyear Tire & Rubber Co. (The)	129,919
1,455	Lear Corp.	272,041
1,145	Visteon Corp.*	142,484

		1,350,857

	Automobiles — 0.4%
4,369	Harley-Davidson, Inc.	179,697
1,531	Thor Industries, Inc.	162,500

		342,197

	Banks — 2.7%
1,378	Associated Banc-Corp.	36,448
963	Bank of Hawaii Corp.	81,094
1,431	Bank of the Ozarks, Inc.*	66,971
1,624	BankUnited, Inc.	64,327
1,966	CIT Group, Inc.	104,100
1,775	Citizens Financial Group, Inc.	73,645

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
1,011	Comerica, Inc.	95,620
2,324	Commerce Bancshares, Inc.	147,620
831	Cullen/Frost Bankers, Inc.	95,108
1,374	East West Bancorp, Inc.	91,536
3,350	Fifth Third Bancorp	111,120
3,551	First Horizon National Corp.	64,983
607	First Republic Bank	56,372
4,346	FNB Corp.	56,498
8,643	Huntington Bancshares, Inc.	128,867
3,870	KeyCorp	77,090
565	M&T Bank Corp.	102,983
1,202	PacWest Bancorp	61,590
6,149	People’s United Financial, Inc.	112,465
1,382	Popular, Inc. (Puerto Rico)	63,973
779	Prosperity Bancshares, Inc.	55,909
5,089	Regions Financial Corp.	95,164
1,958	SunTrust Banks, Inc.	130,794
316	SVB Financial Group*	94,677
2,619	Synovus Financial Corp.	136,895
2,426	TCF Financial Corp.	60,238
1,320	Webster Financial Corp.	79,451
1,527	Western Alliance Bancorp*	90,062
1,514	Zions Bancorp	82,892

		2,518,492

	Beverages — 1.0%
7,823	Brown-Forman Corp., Class B	438,401
1,762	Dr Pepper Snapple Group, Inc.	211,370
3,605	Molson Coors Brewing Co., Class B	256,820

		906,591

	Biotechnology — 0.4%
3,693	Exelixis, Inc.*	76,888
2,566	Ionis Pharmaceuticals, Inc.*	110,415
1,797	United Therapeutics Corp.*	197,868

		385,171

	Building Products — 0.8%
2,131	Allegion plc	164,471
2,693	AO Smith Corp.	165,216
658	Armstrong World Industries, Inc.*	36,848
1,950	Fortune Brands Home & Security, Inc.	106,645
688	Lennox International, Inc.	133,039
1,794	Owens Corning	117,489
819	USG Corp.*	32,948

		756,656

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Capital Markets — 2.4%
495	Affiliated Managers Group, Inc.	81,606
767	Ameriprise Financial, Inc.	107,541
844	CBOE Global Markets, Inc.	90,122
2,052	E*TRADE Financial Corp.*	124,515
1,724	Eaton Vance Corp.	93,768
1,380	FactSet Research Systems, Inc.	260,972
2,638	Federated Investors, Inc., Class B	69,828
1,022	Interactive Brokers Group, Inc., Class A	75,832
1,509	Invesco Ltd.	43,716
1,276	Lazard Ltd., Class A	69,440
2,302	Legg Mason, Inc.	91,389
1,429	LPL Financial Holdings, Inc.	86,555
513	MarketAxess Holdings, Inc.	101,897
872	Moody’s Corp.	141,438
889	MSCI, Inc.	133,199
1,491	Nasdaq, Inc.	131,685
1,325	Northern Trust Corp.	141,444
1,262	Raymond James Financial, Inc.	113,265
2,424	SEI Investments Co.	153,270
923	T. Rowe Price Group, Inc.	105,056
1,713	TD Ameritrade Holding Corp.	99,508

		2,316,046

	Chemicals — 3.4%
1,429	Albemarle Corp.	138,556
2,169	Ashland Global Holdings, Inc.	143,544
2,976	Cabot Corp.	166,239
2,248	Celanese Corp., Series A	244,290
2,656	CF Industries Holdings, Inc.	103,053
1,751	Chemours Co. (The)	84,766
2,745	Eastman Chemical Co.	280,210
1,994	FMC Corp.	158,982
4,799	Huntsman Corp.	142,866
1,604	International Flavors & Fragrances, Inc.	226,581
3,815	Mosaic Co. (The)	102,814
283	NewMarket Corp.	107,413
4,066	Olin Corp.	122,753
5,000	RPM International, Inc.	241,500
3,330	Scotts Miracle-Gro Co. (The)	278,321
8,345	Valvoline, Inc.	169,237
2,288	Westlake Chemical Corp.	244,747
3,392	WR Grace & Co.	232,148

		3,188,020

	Commercial Services & Supplies — 1.4%
866	Cintas Corp.	147,480

SHARES	INVESTMENTS	VALUE($)

	Commercial Services & Supplies — continued
11,813	Copart, Inc.*	603,408
5,923	KAR Auction Services, Inc.	307,937
9,495	Pitney Bowes, Inc.	97,039
3,212	Republic Services, Inc.	207,752

		1,363,616

	Communications Equipment — 1.3%
550	Arista Networks, Inc.*	145,502
295	ARRIS International plc*	7,965
6,144	CommScope Holding Co., Inc.*	234,824
1,614	F5 Networks, Inc.*	263,227
9,242	Juniper Networks, Inc.	227,261
3,070	Motorola Solutions, Inc.	337,178

		1,215,957

	Construction & Engineering — 0.3%
457	Jacobs Engineering Group, Inc.	26,547
2,405	Quanta Services, Inc.*	78,163
934	Valmont Industries, Inc.	132,721

		237,431

	Construction Materials — 0.1%
757	Eagle Materials, Inc.	74,913

	Consumer Finance — 0.5%
242	Credit Acceptance Corp.*	80,063
1,678	Discover Financial Services	119,558
3,660	Navient Corp.	48,532
2,561	Santander Consumer USA Holdings, Inc.	47,250
6,637	SLM Corp.*	76,193
1,754	Synchrony Financial	58,180

		429,776

	Containers & Packaging — 1.8%
1,489	AptarGroup, Inc.	139,222
3,014	Avery Dennison Corp.	315,897
1,962	Bemis Co., Inc.	84,896
2,203	Berry Global Group, Inc.*	121,165
3,125	Crown Holdings, Inc.*	155,750
7,983	Graphic Packaging Holding Co.	114,157
2,904	International Paper Co.	149,730
2,957	Owens-Illinois, Inc.*	60,116
1,315	Packaging Corp. of America	152,132
2,274	Sealed Air Corp.	99,715
3,555	Silgan Holdings, Inc.	99,789
1,722	Sonoco Products Co.	88,442
1,444	WestRock Co.	85,427

		1,666,438

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Distributors — 0.5%
2,943	Genuine Parts Co.	259,926
71	LKQ Corp.*	2,202
1,823	Pool Corp.	253,051

		515,179

	Diversified Consumer Services — 0.8%
277	Graham Holdings Co., Class B	167,045
5,102	H&R Block, Inc.	141,070
6,443	Service Corp. International	235,234
4,822	ServiceMaster Global Holdings, Inc.*	243,993

		787,342

	Diversified Financial Services — 0.1%
5,825	Leucadia National Corp.	140,033

	Electric Utilities — 5.3%
11,676	Alliant Energy Corp.	501,484
8,430	Edison International	552,334
6,737	Entergy Corp.	549,672
8,961	Eversource Energy	539,900
15,862	Great Plains Energy, Inc.	519,163
5,705	Hawaiian Electric Industries, Inc.	197,906
6,496	OGE Energy Corp.	213,524
5,549	Pinnacle West Capital Corp.	446,694
17,829	PPL Corp.	518,824
8,693	Westar Energy, Inc.	470,987
10,146	Xcel Energy, Inc.	475,239

		4,985,727

	Electrical Equipment — 0.7%
2,574	AMETEK, Inc.	179,665
1,642	Hubbell, Inc.	170,538
593	Regal Beloit Corp.	42,222
1,000	Rockwell Automation, Inc.	164,530
1,959	Sensata Technologies Holding plc*	99,360

		656,315

	Electronic Equipment, Instruments & Components — 1.5%
2,553	Amphenol Corp., Class A	213,712
1,478	Arrow Electronics, Inc.*	110,466
2,254	AVX Corp.	33,269
5,011	CDW Corp.	357,234
1,419	Cognex Corp.	65,629
274	Coherent, Inc.*	46,092
451	Dolby Laboratories, Inc., Class A	26,979
2,847	FLIR Systems, Inc.	152,457
405	IPG Photonics Corp.*	86,277

SHARES	INVESTMENTS	VALUE($)

	Electronic Equipment, Instruments & Components — continued
3,280	Jabil, Inc.	87,248
2,975	Keysight Technologies, Inc.*	153,748
3,104	National Instruments Corp.	126,922

		1,460,033

	Energy Equipment & Services — 0.9%
6,264	Baker Hughes a GE Co.	226,193
2,709	Helmerich & Payne, Inc.	188,411
16,170	Nabors Industries Ltd.	123,054
3,306	National Oilwell Varco, Inc.	127,843
3,469	Oceaneering International, Inc.	73,681
6,500	RPC, Inc.	117,065

		856,247

	Equity Real Estate Investment Trusts (REITs) — 3.9%
780	Alexandria Real Estate Equities, Inc.	97,165
475	American Campus Communities, Inc.	18,577
1,056	American Homes 4 Rent, Class A	21,331
829	AvalonBay Communities, Inc.	135,127
3,641	Brandywine Realty Trust	58,657
2,232	Brixmor Property Group, Inc.	33,235
1,032	Camden Property Trust	88,133
9,894	Colony NorthStar, Inc., Class A	60,452
1,655	CoreCivic, Inc.	33,365
744	CoreSite Realty Corp.	77,450
229	CubeSmart	6,742
1,774	DCT Industrial Trust, Inc.	116,321
1,454	DDR Corp.	10,542
991	Digital Realty Trust, Inc.	104,739
3,038	Douglas Emmett, Inc.	113,226
4,280	Duke Realty Corp.	115,988
818	EPR Properties	45,006
2,302	Equity Commonwealth*	71,339
1,113	Equity LifeStyle Properties, Inc.	99,235
587	Essex Property Trust, Inc.	140,698
1,134	Extra Space Storage, Inc.	101,595
126	Federal Realty Investment Trust	14,597
507	Forest City Realty Trust, Inc., Class A	10,170
2,490	Gaming and Leisure Properties, Inc.	85,332
2,774	GGP, Inc.	55,452
1,424	Highwoods Properties, Inc.	62,685
3,250	Hospitality Properties Trust	80,860
4,820	Host Hotels & Resorts, Inc.	94,279
1,922	Hudson Pacific Properties, Inc.	63,176
1,689	Iron Mountain, Inc.	57,325

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
142	JBG SMITH Properties	5,236
1,178	Kilroy Realty Corp.	84,427
1,469	Lamar Advertising Co., Class A	93,590
2,592	Liberty Property Trust	108,397
4,815	Medical Properties Trust, Inc.	61,536
706	Mid-America Apartment Communities, Inc.	64,571
867	National Retail Properties, Inc.	32,981
1,868	Omega Healthcare Investors, Inc.	48,531
2,796	Outfront Media, Inc.	52,425
4,543	Park Hotels & Resorts, Inc.	130,748
4,033	Piedmont Office Realty Trust, Inc., Class A	72,271
2,295	Prologis, Inc.	148,968
1,999	Rayonier, Inc.	74,343
4,289	Senior Housing Properties Trust	66,780
804	Sun Communities, Inc.	75,455
2,958	Tanger Factory Outlet Centers, Inc.	64,928
1,040	Taubman Centers, Inc.	58,219
1,829	Uniti Group, Inc.	32,959
268	Vornado Realty Trust	18,232
1,868	Weingarten Realty Investors	51,314
1,575	Welltower, Inc.	84,168
2,539	Weyerhaeuser Co.	93,384
846	WP Carey, Inc.	54,017

		3,650,279

	Food & Staples Retailing — 0.1%
1,322	Casey’s General Stores, Inc.	127,705

	Food Products — 3.5%
1,964	Bunge Ltd.	141,860
5,256	Campbell Soup Co.	214,340
5,530	Conagra Brands, Inc.	204,997
13,311	Flowers Foods, Inc.	300,962
2,988	Hershey Co. (The)	274,717
7,096	Hormel Foods Corp.	257,230
2,139	Ingredion, Inc.	259,011
5,209	Kellogg Co.	306,810
4,357	Lamb Weston Holdings, Inc.	284,599
3,950	McCormick & Co., Inc. (Non-Voting)	416,369
7,468	Pilgrim’s Pride Corp.*	161,309
5,332	Pinnacle Foods, Inc.	322,053
2,572	Tyson Foods, Inc., Class A	180,297

		3,324,554

	Gas Utilities — 1.3%
5,409	Atmos Energy Corp.	469,988
5,237	National Fuel Gas Co.	268,920

SHARES	INVESTMENTS	VALUE($)

	Gas Utilities — continued
9,558	UGI Corp.	462,512

		1,201,420

	Health Care Equipment & Supplies — 4.8%
1,314	ABIOMED, Inc.*	395,448
1,148	Align Technology, Inc.*	286,828
1,627	Cooper Cos., Inc. (The)	372,111
6,058	DENTSPLY SIRONA, Inc.	304,960
2,033	Edwards Lifesciences Corp.*	258,923
4,847	Hill-Rom Holdings, Inc.	416,018
6,317	Hologic, Inc.*	245,036
1,587	IDEXX Laboratories, Inc.*	308,656
4,175	ResMed, Inc.	395,122
3,050	STERIS plc	288,286
1,628	Teleflex, Inc.	436,109
2,892	Varian Medical Systems, Inc.*	334,286
2,097	West Pharmaceutical Services, Inc.	184,976
2,570	Zimmer Biomet Holdings, Inc.	295,987

		4,522,746

	Health Care Providers & Services — 4.0%
4,742	Acadia Healthcare Co., Inc.*	168,720
1,964	AmerisourceBergen Corp.	177,899
482	Brookdale Senior Living, Inc.*	3,490
2,893	Cardinal Health, Inc.	185,644
3,601	Centene Corp.*	390,997
4,348	DaVita, Inc.*	273,011
2,990	Envision Healthcare Corp.*	111,138
5,408	Henry Schein, Inc.*	411,008
2,773	Laboratory Corp. of America Holdings*	473,490
4,625	LifePoint Health, Inc.*	221,537
5,152	MEDNAX, Inc.*	236,528
5,671	Patterson Cos., Inc.	132,021
3,419	Quest Diagnostics, Inc.	346,003
2,226	Universal Health Services, Inc., Class B	254,209
1,999	WellCare Health Plans, Inc.*	410,115

		3,795,810

	Health Care Technology — 0.4%
3,644	Allscripts Healthcare Solutions, Inc.*	42,343
3,068	Cerner Corp.*	178,711
2,310	Veeva Systems, Inc., Class A*	162,001

		383,055

	Hotels, Restaurants & Leisure — 3.1%
4,646	Aramark	173,714
2,037	Choice Hotels International, Inc.	163,062

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Hotels, Restaurants & Leisure — continued
2,555	Darden Restaurants, Inc.	237,257
3,553	Dunkin’ Brands Group, Inc.	216,591
6,858	Extended Stay America, Inc.	134,280
507	Hilton Grand Vacations, Inc.*	21,801
3,331	Hilton Worldwide Holdings, Inc.	262,616
1,269	International Game Technology plc	35,875
5,807	MGM Resorts International	182,456
2,673	Norwegian Cruise Line Holdings Ltd.*	142,925
1,344	Royal Caribbean Cruises Ltd.	145,407
3,016	Six Flags Entertainment Corp.	190,732
1,097	Vail Resorts, Inc.	251,553
13,076	Wendy’s Co. (The)	218,892
1,998	Wyndham Worldwide Corp.	228,192
873	Wynn Resorts Ltd.	162,544
4,012	Yum China Holdings, Inc. (China)	171,553

		2,939,450

	Household Durables — 2.5%
5,536	DR Horton, Inc.	244,359
6,044	Garmin Ltd.	354,601
8,048	Leggett & Platt, Inc.	326,346
3,732	Lennar Corp., Class A	197,386
1,007	Mohawk Industries, Inc.*	211,349
96	NVR, Inc.*	297,600
11,121	PulteGroup, Inc.	337,634
3,372	Toll Brothers, Inc.	142,164
2,695	Tupperware Brands Corp.	120,089
1,062	Whirlpool Corp.	164,557

		2,396,085

	Household Products — 1.0%
7,273	Church & Dwight Co., Inc.	336,012
3,074	Clorox Co. (The)	360,273
3,485	Energizer Holdings, Inc.	199,900
1,044	Spectrum Brands Holdings, Inc.	75,272

		971,457

	Independent Power and Renewable Electricity Producers — 0.1%
5,386	Vistra Energy Corp.*	123,070

	Industrial Conglomerates — 0.2%
637	Roper Technologies, Inc.	168,289

	Insurance — 4.3%
242	Alleghany Corp.	139,070
2,224	American Financial Group, Inc.	251,801
2,673	Arch Capital Group Ltd.*	214,188
3,064	Arthur J Gallagher & Co.	214,449

SHARES	INVESTMENTS	VALUE($)

	Insurance — continued
2,666	Aspen Insurance Holdings Ltd. (Bermuda)	113,172
1,429	Assurant, Inc.	132,640
1,912	Assured Guaranty Ltd.	69,386
2,095	Athene Holding Ltd., Class A*	102,655
2,454	Axis Capital Holdings Ltd.	144,050
6,798	Brown & Brown, Inc.	185,110
1,907	Cincinnati Financial Corp.	134,138
123	CNA Financial Corp.	6,207
439	Erie Indemnity Co., Class A	51,262
470	Everest Re Group Ltd.	109,355
1,450	First American Financial Corp.	74,110
2,805	FNF Group	103,308
712	Hanover Insurance Group, Inc. (The)	81,773
2,423	Hartford Financial Services Group, Inc. (The)	130,454
866	Lincoln National Corp.	61,174
3,072	Loews Corp.	161,157
16	Markel Corp.*	18,081
1,157	Mercury General Corp.	52,910
4,260	Old Republic International Corp.	86,904
1,960	Principal Financial Group, Inc.	116,071
2,379	Progressive Corp. (The)	143,430
948	Reinsurance Group of America, Inc.	141,631
1,062	RenaissanceRe Holdings Ltd. (Bermuda)	144,474
2,466	Torchmark Corp.	213,901
1,890	Unum Group	91,438
1,322	Validus Holdings Ltd.	89,592
989	Willis Towers Watson plc	146,876
2,434	WR Berkley Corp.	181,479
2,744	XL Group Ltd. (Bermuda)	152,539

		4,058,785

	Internet Software & Services — 1.1%
290	Akamai Technologies, Inc.*	20,779
1,301	IAC/InterActiveCorp*	210,944
1,551	LogMeIn, Inc.	170,920
3,888	Match Group, Inc.*	183,203
3,639	VeriSign, Inc.*	427,291

		1,013,137

	IT Services — 3.4%
7,091	Amdocs Ltd.	476,870
1,936	Booz Allen Hamilton Holding Corp.	76,724
2,922	Broadridge Financial Solutions, Inc.	313,268
1,738	Conduent, Inc.*	33,821
858	CoreLogic, Inc.*	42,471
2,003	DXC Technology Co.	206,429

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	IT Services — continued
725	Euronet Worldwide, Inc.*	56,630
1,722	Fidelity National Information Services, Inc.	163,538
6,075	First Data Corp., Class A*	109,958
2,419	Fiserv, Inc.*	171,410
1,832	Gartner, Inc.*	222,203
1,229	Global Payments, Inc.	138,938
1,725	Jack Henry & Associates, Inc.	206,103
4,847	Leidos Holdings, Inc.	311,323
2,037	Paychex, Inc.	123,381
8,442	Sabre Corp.	174,243
809	Teradata Corp.*	33,104
1,734	Total System Services, Inc.	145,760
3,038	Western Union Co. (The)	60,001
1,817	Worldpay, Inc.*	147,577

		3,213,752

	Leisure Products — 0.5%
3,037	Brunswick Corp.	181,856
2,151	Hasbro, Inc.	189,482
1,414	Polaris Industries, Inc.	148,215

		519,553

	Life Sciences Tools & Services — 2.4%
2,295	Agilent Technologies, Inc.	150,873
582	Bio-Rad Laboratories, Inc., Class A*	147,659
1,563	Bio-Techne Corp.	235,872
3,371	Charles River Laboratories International, Inc.*	351,225
949	Illumina, Inc.*	228,643
4,094	IQVIA Holdings, Inc.*	392,041
235	Mettler-Toledo International, Inc.*	131,584
1,317	PerkinElmer, Inc.	96,615
5,801	QIAGEN NV*	189,751
1,942	Waters Corp.*	365,892

		2,290,155

	Machinery — 4.2%
2,265	AGCO Corp.	141,970
3,010	Allison Transmission Holdings, Inc.	117,360
1,067	Crane Co.	89,244
813	Cummins, Inc.	129,966
1,715	Donaldson Co., Inc.	75,906
1,572	Dover Corp.	145,724
2,377	Fortive Corp.	167,127
5,289	Graco, Inc.	232,663
1,657	IDEX Corp.	221,475
1,717	Ingersoll-Rand plc	144,039
1,138	ITT, Inc.	55,637
1,670	Lincoln Electric Holdings, Inc.	138,393

SHARES	INVESTMENTS	VALUE($)

	Machinery — continued
960	Middleby Corp. (The)*	120,806
749	Nordson Corp.	96,321
1,403	Oshkosh Corp.	101,241
1,674	PACCAR, Inc.	106,584
773	Parker-Hannifin Corp.	127,251
1,686	Pentair plc (United Kingdom)	113,434
2,067	Snap-on, Inc.	300,232
3,942	SPX Corp.*	124,725
2,577	Stanley Black & Decker, Inc.	364,877
863	Terex Corp.	31,517
1,757	Timken Co. (The)	75,112
5,537	Toro Co. (The)	323,305
1,383	Trinity Industries, Inc.	44,076
1,536	WABCO Holdings, Inc.*	198,129
2,213	Xylem, Inc.	161,328

		3,948,442

	Marine — 0.0%(a)
507	Kirby Corp.*	43,247

	Media — 2.2%
5,766	Cinemark Holdings, Inc.	225,854
7,763	Discovery, Inc., Class A*	183,595
6,220	Discovery, Inc., Class C*	138,208
1,072	GCI Liberty, Inc., Class A*	47,811
7,486	Interpublic Group of Cos., Inc. (The)	176,595
1,026	Liberty Broadband Corp., Class C*	72,733
1,892	Liberty Media Corp.-Liberty Formula One, Class C*	55,852
1,867	Liberty Media Corp.-Liberty SiriusXM, Class A*	77,985
7,268	MSG Networks, Inc., Class A*	148,994
3,041	Omnicom Group, Inc.	224,000
43,414	Sirius XM Holdings, Inc.	274,811
12,351	TEGNA, Inc.	130,550
4,857	Tribune Media Co., Class A	183,546
4,984	Viacom, Inc., Class B	150,317

		2,090,851

	Metals & Mining — 1.2%
2,955	Alcoa Corp.	151,296
267	Compass Minerals International, Inc.	17,969
5,616	Freeport-McMoRan, Inc.	85,419
3,519	Newmont Mining Corp.	138,262
2,179	Nucor Corp.	134,270
1,581	Reliance Steel & Aluminum Co.	139,002
1,158	Royal Gold, Inc.	102,830
3,153	Southern Copper Corp. (Peru)	166,510

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
3,644	Steel Dynamics, Inc.	163,288
1,786	United States Steel Corp.	60,420

		1,159,266

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
6,718	AGNC Investment Corp.	127,105
10,850	Annaly Capital Management, Inc.	112,514
3,829	Chimera Investment Corp.	66,969
12,896	MFA Financial, Inc.	96,978
5,543	Starwood Property Trust, Inc.	116,181
6,745	Two Harbors Investment Corp.	102,929

		622,676

	Multiline Retail — 0.9%
3,030	Dollar General Corp.	292,486
2,111	Dollar Tree, Inc.*	202,424
2,248	Kohl’s Corp.	139,646
2,575	Macy’s, Inc.	80,005
2,200	Nordstrom, Inc.	111,232

		825,793

	Multi-Utilities — 5.3%
7,951	Ameren Corp.	466,088
19,520	CenterPoint Energy, Inc.	494,441
10,168	CMS Energy Corp.	479,828
5,829	Consolidated Edison, Inc.	467,078
4,272	DTE Energy Co.	450,269
3,457	MDU Resources Group, Inc.	97,384
18,177	NiSource, Inc.	443,337
9,953	Public Service Enterprise Group, Inc.	519,049
4,033	SCANA Corp.	148,293
4,687	Sempra Energy	524,006
5,571	Vectren Corp.	391,474
8,525	WEC Energy Group, Inc.	547,987

		5,029,234

	Oil, Gas & Consumable Fuels — 3.0%
1,270	Andeavor	175,667
3,770	Apache Corp.	154,382
3,454	Cheniere Energy, Inc.*	200,885
7,036	CNX Resources Corp.*	104,555
887	CONSOL Energy, Inc.*	27,896
4,492	Devon Energy Corp.	163,194
1,398	Diamondback Energy, Inc.*	179,573
615	Energen Corp.*	40,246
1,968	Hess Corp.	112,156
2,633	HollyFrontier Corp.	159,797

SHARES	INVESTMENTS	VALUE($)

	Oil, Gas & Consumable Fuels — continued
7,299	Laredo Petroleum, Inc.*	80,289
5,451	Marathon Oil Corp.	99,481
2,681	Marathon Petroleum Corp.	200,834
2,873	Murphy Oil Corp.	86,506
4,933	Newfield Exploration Co.*	147,003
4,514	ONEOK, Inc.	271,833
3,446	PBF Energy, Inc., Class A	132,085
40	SM Energy Co.	958
26,703	Southwestern Energy Co.*	109,482
3,596	Targa Resources Corp.	168,904
8,652	Williams Cos., Inc. (The)	222,616
1,139	World Fuel Services Corp.	24,454

		2,862,796

	Paper & Forest Products — 0.1%
2,796	Domtar Corp.	122,744

	Personal Products — 0.5%
937	Coty, Inc., Class A	16,257
26	Edgewell Personal Care Co.*	1,145
2,018	Herbalife Nutrition Ltd.*	213,363
2,931	Nu Skin Enterprises, Inc., Class A	208,541

		439,306

	Pharmaceuticals — 0.9%
3,906	Akorn, Inc.*	56,363
8,162	Mallinckrodt plc*	106,106
2,327	Perrigo Co. plc	181,832
6,618	Zoetis, Inc.	552,471

		896,772

	Professional Services — 0.5%
268	Dun & Bradstreet Corp. (The)	30,903
501	Equifax, Inc.	56,137
1,011	ManpowerGroup, Inc.	96,773
2,302	Robert Half International, Inc.	139,846
2,258	TransUnion*	146,567

		470,226

	Real Estate Management & Development — 0.2%
1,949	CBRE Group, Inc., Class A*	88,309
450	Jones Lang LaSalle, Inc.	76,279
2,413	Realogy Holdings Corp.	59,867

		224,455

	Road & Rail — 0.7%
1,506	JB Hunt Transport Services, Inc.	176,849
1,020	Kansas City Southern	108,763

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — continued
2,080	Landstar System, Inc.	211,432
891	Old Dominion Freight Line, Inc.	119,269
914	Ryder System, Inc.	61,631

		677,944

	Semiconductors & Semiconductor Equipment — 2.8%
2,923	Analog Devices, Inc.	255,324
12,460	Cypress Semiconductor Corp.	181,667
1,625	First Solar, Inc.*	115,229
2,086	KLA-Tencor Corp.	212,230
897	Lam Research Corp.	165,999
6,738	Marvell Technology Group Ltd. (Bermuda)	135,164
4,295	Maxim Integrated Products, Inc.	234,077
2,844	Microchip Technology, Inc.	237,929
3,189	Microsemi Corp.*	206,296
7,406	ON Semiconductor Corp.*	163,524
2,550	Qorvo, Inc.*	171,870
1,758	Skyworks Solutions, Inc.	152,524
4,560	Teradyne, Inc.	148,428
1,572	Versum Materials, Inc.	55,303
3,065	Xilinx, Inc.	196,896

		2,632,460

	Software — 3.9%
1,717	ANSYS, Inc.*	277,570
6,484	CA, Inc.	225,643
5,933	Cadence Design Systems, Inc.*	237,676
4,477	CDK Global, Inc.	292,079
3,303	Citrix Systems, Inc.*	339,912
2,373	Dell Technologies, Inc., Class V*	170,310
2,766	Manhattan Associates, Inc.*	119,104
2,530	Nuance Communications, Inc.*	37,242
3,556	PTC, Inc.*	292,837
1,909	Red Hat, Inc.*	311,281
6,341	SS&C Technologies Holdings, Inc.	314,831
5,986	Symantec Corp.	166,351
4,412	Synopsys, Inc.*	377,270
1,705	Take-Two Interactive Software, Inc.*	170,006
1,661	Tyler Technologies, Inc.*	363,626
148	Ultimate Software Group, Inc. (The)*	35,508

		3,731,246

	Specialty Retail — 2.1%
2,460	AutoNation, Inc.*	113,627
7	AutoZone, Inc.*	4,372
3,773	Bed Bath & Beyond, Inc.	65,877
2,035	Best Buy Co., Inc.	155,738

SHARES	INVESTMENTS	VALUE($)

	Specialty Retail — continued
164	Burlington Stores, Inc.*	22,279
1,884	CarMax, Inc.*	117,750
4,275	Dick’s Sporting Goods, Inc.	141,460
2,257	Foot Locker, Inc.	97,232
5,508	GameStop Corp., Class A	75,184
4,421	Gap, Inc. (The)	129,270
1,868	Murphy USA, Inc.*	116,881
2,262	Penske Automotive Group, Inc.	102,016
2,623	Ross Stores, Inc.	212,070
1,044	Sally Beauty Holdings, Inc.*	18,051
1,498	Signet Jewelers Ltd.	58,242
2,119	Tiffany & Co.	217,897
2,247	Tractor Supply Co.	152,796
2,988	Williams-Sonoma, Inc.	142,826

		1,943,568

	Technology Hardware, Storage & Peripherals — 0.5%
4,415	NCR Corp.*	135,850
2,687	NetApp, Inc.	178,900
1,479	Western Digital Corp.	116,530
2,166	Xerox Corp.	68,121

		499,401

	Textiles, Apparel & Luxury Goods — 1.3%
1,948	Carter’s, Inc.	195,423
5,587	Hanesbrands, Inc.	103,192
2,494	Michael Kors Holdings Ltd.*	170,640
1,528	PVH Corp.	243,976
4,316	Tapestry, Inc.	232,071
1,537	Under Armour, Inc., Class C*	23,593
3,645	VF Corp.	294,771

		1,263,666

	Trading Companies & Distributors — 0.7%
1,834	Air Lease Corp.	76,459
1,453	Fastenal Co.	72,636
1,014	MSC Industrial Direct Co., Inc., Class A	87,650
430	United Rentals, Inc.*	64,500
914	Watsco, Inc.	153,022
1,026	WESCO International, Inc.*	61,098
355	WW Grainger, Inc.	99,879

		615,244

	Transportation Infrastructure — 0.1%
1,642	Macquarie Infrastructure Corp.	62,232

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Water Utilities — 0.8%
5,641	American Water Works Co., Inc.	488,398
8,440	Aqua America, Inc.	296,666

		785,064

	Wireless Telecommunication Services — 0.2%
4,173	Telephone & Data Systems, Inc.	114,048
1,102	United States Cellular Corp.*	43,606

		157,654

	Total Common Stocks (Cost $87,098,947)	94,333,435

Short-Term Investments — 0.4%
	Investment Companies — 0.4%
403,004	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b)(c) (Cost $403,004)	403,004

	Total Investments — 100.0% (Cost $87,501,951)	94,736,439
	Liabilities in excess of other assets — 0.0% (a)	(1,962)

	Net Assets — 100.0%	$94,734,477

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Represents less than 0.05% of net assets.
(b)	— Affiliated company as defined under the Investment Company Act of 1940.
(c)	— The rate shown was the current yield as of April 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.6%
	Aerospace & Defense — 1.0%
1,263	AAR Corp.	54,688
1,725	Aerojet Rocketdyne Holdings, Inc.*	48,197
871	Aerovironment, Inc.*	47,469
840	Cubic Corp.	51,870
857	Curtiss-Wright Corp.	109,730
537	Esterline Technologies Corp.*	38,583
1,106	KLX, Inc.*	86,522
1,869	Mercury Systems, Inc.*	59,958
1,556	Moog, Inc., Class A*	127,545
654	National Presto Industries, Inc.	62,621

		687,183

	Air Freight & Logistics — 0.2%
775	Atlas Air Worldwide Holdings, Inc.*	49,135
1,142	Forward Air Corp.	61,656
1,284	Hub Group, Inc., Class A*	56,432

		167,223

	Airlines — 0.3%
383	Allegiant Travel Co.	61,376
1,384	Hawaiian Holdings, Inc.	57,021
1,998	SkyWest, Inc.	113,686

		232,083

	Auto Components — 2.3%
7,001	American Axle & Manufacturing Holdings, Inc.*	107,396
3,925	Cooper Tire & Rubber Co.	95,966
1,806	Cooper-Standard Holdings, Inc.*	223,583
6,374	Dana, Inc.	151,255
3,557	Dorman Products, Inc.*	228,573
3,208	Fox Factory Holding Corp.*	106,666
3,930	Gentherm, Inc.*	132,834
3,467	LCI Industries	330,405
1,669	Modine Manufacturing Co.*	28,707
1,446	Stoneridge, Inc.*	38,073
4,468	Superior Industries International, Inc.	58,754
2,212	Tenneco, Inc.	98,854

		1,601,066

	Automobiles — 0.3%
6,125	Winnebago Industries, Inc.	232,138

	Banks — 3.3%
337	1st Source Corp.	17,524
939	Ameris Bancorp	48,546
1,652	AmeriServ Financial, Inc.	6,773
718	BancFirst Corp.	41,034
1,138	BancorpSouth Bank	37,611

SHARES	INVESTMENTS	VALUE($)
	Banks — continued
1,158	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	54,947
794	Banner Corp.	45,576
2,288	Brookline Bancorp, Inc.	37,981
250	Capital City Bank Group, Inc.	5,595
956	Cathay General Bancorp	38,250
207	Chemical Financial Corp.	11,362
1,191	Community Bank System, Inc.	66,994
812	Community Trust Bancorp, Inc.	38,976
988	CVB Financial Corp.	21,884
1,278	Farmers Capital Bank Corp.	64,092
950	FCB Financial Holdings, Inc., Class A*	54,910
90	First Busey Corp.	2,668
837	First Financial Bancorp	25,905
750	First Financial Bankshares, Inc.	37,162
223	First Financial Corp.	9,533
272	First Merchants Corp.	11,718
971	First Midwest Bancorp, Inc.	23,605
2,460	Fulton Financial Corp.	41,574
943	Glacier Bancorp, Inc.	34,919
1,363	Great Western Bancorp, Inc.	56,074
898	Hancock Holding Co.	43,867
2,009	Home BancShares, Inc.	46,689
572	IBERIABANK Corp.	42,871
1,060	Independent Bank Corp.	76,638
6,062	Investors Bancorp, Inc.	81,049
1,361	MB Financial, Inc.	58,006
399	NBT Bancorp, Inc.	14,579
833	OFG Bancorp (Puerto Rico)	11,246
2,879	Old National Bancorp	49,519
439	Renasant Corp.	19,856
627	Republic Bancorp, Inc., Class A	26,441
702	S&T Bancorp, Inc.	29,961
262	Sandy Spring Bancorp, Inc.	10,383
2,966	Sterling Bancorp	70,443
1,650	Trustmark Corp.	51,662
664	UMB Financial Corp.	50,849
2,561	Umpqua Holdings Corp.	60,337
2,090	United Community Banks, Inc.	66,734
5,919	Valley National Bancorp	74,283
8,480	Webster Financial Corp.	510,411
562	WesBanco, Inc.	24,616
642	Westamerica Bancorp	35,830
617	Wintrust Financial Corp.	55,191

		2,346,674

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Beverages — 1.6%
2,711	Boston Beer Co., Inc. (The), Class A*	607,671
978	Coca-Cola Bottling Co. Consolidated	164,685
1,853	MGP Ingredients, Inc.	177,499
1,685	National Beverage Corp.	148,887

		1,098,742

	Biotechnology — 2.4%
1,296	Acceleron Pharma, Inc.*	45,243
4,775	Achillion Pharmaceuticals, Inc.*	18,002
1,952	Acorda Therapeutics, Inc.*	45,091
1,489	Aimmune Therapeutics, Inc.*	46,219
657	AMAG Pharmaceuticals, Inc.*	13,501
3,290	Amicus Therapeutics, Inc.*	46,554
429	Arena Pharmaceuticals, Inc.*	17,091
4,312	Array BioPharma, Inc.*	58,471
444	Avexis, Inc.*	94,421
285	Bluebird Bio, Inc.*	48,493
706	Blueprint Medicines Corp.*	54,164
999	Chimerix, Inc.*	4,575
924	Dynavax Technologies Corp.*	15,662
781	Eagle Pharmaceuticals, Inc.*	40,620
1,637	Emergent BioSolutions, Inc.*	84,895
1,230	Enanta Pharmaceuticals, Inc.*	114,452
839	Exact Sciences Corp.*	41,958
833	Five Prime Therapeutics, Inc.*	13,953
898	Foundation Medicine, Inc.*	68,562
934	Genomic Health, Inc.*	29,636
2,281	Halozyme Therapeutics, Inc.*	43,179
1,363	ImmunoGen, Inc.*	14,979
4,713	Inovio Pharmaceuticals, Inc.*	20,690
1,433	Insys Therapeutics, Inc.*	10,045
2,841	Keryx Biopharmaceuticals, Inc.*	12,586
2,958	Lexicon Pharmaceuticals, Inc.*	24,404
421	Ligand Pharmaceuticals, Inc.*	65,192
372	Merrimack Pharmaceuticals, Inc.	3,155
4,324	MiMedx Group, Inc.*	35,500
2,005	Momenta Pharmaceuticals, Inc.*	41,704
1,951	Myriad Genetics, Inc.*	55,194
1,093	NewLink Genetics Corp.*	4,984
3,259	Novavax, Inc.*	5,084
10,277	PDL BioPharma, Inc.*	30,009
2,213	Repligen Corp.*	81,881
2,433	Retrophin, Inc.*	61,068
163	Sage Therapeutics, Inc.*	23,459
1,183	Sangamo Therapeutics, Inc.*	18,691
901	Sarepta Therapeutics, Inc.*	68,800

SHARES	INVESTMENTS	VALUE($)

	Biotechnology — continued
897	Spark Therapeutics, Inc.*	68,459
2,207	Spectrum Pharmaceuticals, Inc.*	35,135
3,124	Vanda Pharmaceuticals, Inc.*	43,580

		1,669,341

	Building Products — 1.1%
1,661	Advanced Drainage Systems, Inc.	41,857
1,303	American Woodmark Corp.*	107,107
1,797	Apogee Enterprises, Inc.	73,875
2,564	Builders FirstSource, Inc.*	46,742
968	Gibraltar Industries, Inc.*	34,025
2,309	Griffon Corp.	45,949
1,619	JELD-WEN Holding, Inc.*	45,510
807	Masonite International Corp.*	48,985
282	NCI Building Systems, Inc.*	4,935
1,013	Patrick Industries, Inc.*	57,640
1,980	Quanex Building Products Corp.	33,957
1,430	Simpson Manufacturing Co., Inc.	78,192
680	Trex Co., Inc.*	70,638
3,338	Universal Forest Products, Inc.	106,415

		795,827

	Capital Markets — 0.1%
411	Evercore, Inc., Class A	41,614
283	Financial Engines, Inc.	12,636

		54,250

	Chemicals — 3.8%
4,544	A Schulman, Inc.	194,938
1,633	AdvanSix, Inc.*	58,494
1,292	American Vanguard Corp.	27,843
1,882	Balchem Corp.	166,068
6,294	Ferro Corp.*	138,531
129	Flotek Industries, Inc.*	460
2,389	GCP Applied Technologies, Inc.*	68,445
4,022	HB Fuller Co.	198,968
1,728	Ingevity Corp.*	132,762
1,200	Innophos Holdings, Inc.	49,656
1,962	Innospec, Inc.	142,637
991	Koppers Holdings, Inc.*	43,406
2,962	Kraton Corp.*	135,274
2,044	Kronos Worldwide, Inc.	47,094
1,268	LSB Industries, Inc.*	7,012
5,600	Minerals Technologies, Inc.	386,680
2,895	PolyOne Corp.	121,156
3,604	Rayonier Advanced Materials, Inc.	77,126
5,311	Sensient Technologies Corp.	353,978

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Chemicals — continued
1,429	Stepan Co.	100,487
1,420	Tredegar Corp.	24,992
1,777	Trinseo SA	129,632
2,866	Tronox Ltd., Class A	49,238

		2,654,877

	Commercial Services & Supplies — 3.7%
1,931	ABM Industries, Inc.	60,112
13,803	ACCO Brands Corp.	166,326
1,018	Brady Corp., Class A	37,055
899	Brink’s Co. (The)	66,346
613	CompX International, Inc.	8,429
919	Deluxe Corp.	62,988
1,089	Essendant, Inc.	8,102
5,992	Healthcare Services Group, Inc.	231,471
6,218	Herman Miller, Inc.	190,893
4,569	HNI Corp.	152,559
14,491	Interface, Inc.	318,802
2,052	Kimball International, Inc., Class B	33,899
6,380	Knoll, Inc.	121,667
1,696	Matthews International Corp., Class A	83,358
1,111	McGrath RentCorp	65,471
283	Mobile Mini, Inc.	11,886
954	MSA Safety, Inc.	82,845
699	Multi-Color Corp.	45,400
8,755	Rollins, Inc.	424,793
9,055	Steelcase, Inc., Class A	119,979
817	Team, Inc.*	13,848
1,907	Tetra Tech, Inc.	92,299
890	UniFirst Corp.	142,934
838	Viad Corp.	42,529
1,495	Virco Manufacturing Corp.	6,279

		2,590,270

	Communications Equipment — 1.5%
1,241	Acacia Communications, Inc.*	34,934
4,743	ADTRAN, Inc.	69,485
879	Applied Optoelectronics, Inc.*	28,093
1,760	CalAmp Corp.*	34,760
2,322	Ciena Corp.*	59,792
2,170	Comtech Telecommunications Corp.	66,380
5,074	Extreme Networks, Inc.*	54,292
1,966	Finisar Corp.*	30,630
3,609	Harmonic, Inc.*	13,173
2,360	Infinera Corp.*	27,659
9,177	Inseego Corp.*	19,639
1,073	InterDigital, Inc.	79,885

SHARES	INVESTMENTS	VALUE($)

	Communications Equipment — continued
759	Lumentum Holdings, Inc.*	38,292
1,069	NETGEAR, Inc.*	59,116
1,562	NetScout Systems, Inc.*	42,408
5,360	Oclaro, Inc.*	42,451
1,392	Plantronics, Inc.	90,689
1,031	Ribbon Communications, Inc.*	6,000
1,093	Ubiquiti Networks, Inc.*	77,887
1,380	ViaSat, Inc.*	88,292
11,667	Viavi Solutions, Inc.*	110,253

		1,074,110

	Construction & Engineering — 0.6%
1,493	Aegion Corp.*	33,876
722	Argan, Inc.	28,880
2,144	Comfort Systems USA, Inc.	90,477
655	Dycom Industries, Inc.*	68,028
1,074	EMCOR Group, Inc.	79,036
526	Granite Construction, Inc.	27,552
1,402	MasTec, Inc.*	61,688
1,433	Tutor Perini Corp.*	29,591

		419,128

	Construction Materials — 0.1%
1,958	Summit Materials, Inc., Class A*	55,098
729	US Concrete, Inc.*	42,610

		97,708

	Consumer Finance — 0.2%
1,048	Encore Capital Group, Inc.*	46,741
851	EZCORP, Inc., Class A*	11,659
723	FirstCash, Inc.	62,684
699	PRA Group, Inc.*	24,884
307	World Acceptance Corp.*	31,468

		177,436

	Containers & Packaging — 0.2%
1,342	Greif, Inc., Class A	78,534
1,331	Myers Industries, Inc.	31,012

		109,546

	Distributors — 0.7%
1,326	Core-Mark Holding Co., Inc.	27,329
3,189	Pool Corp.	442,665

		469,994

	Diversified Consumer Services — 1.0%
2,222	Adtalem Global Education, Inc.*	105,767
1,814	American Public Education, Inc.*	73,104
2,059	Bridgepoint Education, Inc.*	12,025

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Diversified Consumer Services — continued
1,157	Carriage Services, Inc.	30,117
3,576	Chegg, Inc.*	82,999
1,332	Grand Canyon Education, Inc.*	138,515
473	Houghton Mifflin Harcourt Co.*	3,216
252	K12, Inc.*	3,856
2,899	Regis Corp.*	45,282
1,224	Sotheby’s*	64,627
490	Strayer Education, Inc.	51,484
2,610	Universal Technical Institute, Inc.*	8,169
977	Weight Watchers International, Inc.*	68,439

		687,600

	Diversified Telecommunication Services — 1.5%
5,660	Alaska Communications Systems Group, Inc.*	8,320
2,426	Cogent Communications Holdings, Inc.	114,386
4,215	IDT Corp., Class B	22,845
28,980	Iridium Communications, Inc.*	344,862
44,577	Vonage Holdings Corp.*	498,371
40,276	Windstream Holdings, Inc.	62,428

		1,051,212

	Electric Utilities — 3.5%
5,784	ALLETE, Inc.	441,955
7,374	El Paso Electric Co.	376,443
4,658	IDACORP, Inc.	433,194
2,659	MGE Energy, Inc.	154,355
4,180	Otter Tail Corp.	183,293
9,775	PNM Resources, Inc.	387,579
8,967	Portland General Electric Co.	380,918
7,775	Spark Energy, Inc., Class A	96,799

		2,454,536

	Electrical Equipment — 0.4%
1,607	AZZ, Inc.	71,592
1,168	Encore Wire Corp.	61,495
895	EnerSys	61,361
833	Generac Holdings, Inc.*	37,493
2,728	LSI Industries, Inc.	16,723
605	Vicor Corp.*	21,689

		270,353

	Electronic Equipment, Instruments & Components — 1.8%
772	Anixter International, Inc.*	45,471
1,672	Badger Meter, Inc.	70,976
748	Belden, Inc.	46,077
1,085	Benchmark Electronics, Inc.	28,535
463	CTS Corp.	13,867
2,491	Daktronics, Inc.	22,444

SHARES	INVESTMENTS	VALUE($)

	Electronic Equipment, Instruments & Components — continued
1,337	Fabrinet (Thailand)*	37,717
799	II-VI, Inc.*	30,442
2,770	Insight Enterprises, Inc.*	98,197
1,305	Itron, Inc.*	85,347
290	Littelfuse, Inc.	54,207
1,099	Methode Electronics, Inc.	43,850
2,001	MTS Systems Corp.	101,651
850	Novanta, Inc.*	49,980
1,450	Park Electrochemical Corp.	24,694
1,371	PC Connection, Inc.	36,592
497	PCM, Inc.*	6,436
1,284	Plexus Corp.*	70,415
338	Rogers Corp.*	36,065
1,480	Sanmina Corp.*	43,660
1,308	ScanSource, Inc.*	44,864
878	SYNNEX Corp.	87,949
740	Systemax, Inc.	23,258
813	Tech Data Corp.*	61,991
1,992	TTM Technologies, Inc.*	27,768
4,636	Vishay Intertechnology, Inc.	81,825

		1,274,278

	Energy Equipment & Services — 1.3%
3,027	Archrock, Inc.	32,692
1,873	Bristow Group, Inc.	30,062
2,976	C&J Energy Services, Inc.*	88,863
1,629	CARBO Ceramics, Inc.*	14,400
5,299	Diamond Offshore Drilling, Inc.*	97,449
12,922	Ensco plc, Class A	73,009
2,465	Forum Energy Technologies, Inc.*	31,059
596	Geospace Technologies Corp.*	6,282
1,378	Gulf Island Fabrication, Inc.	13,780
2,786	Helix Energy Solutions Group, Inc.*	21,508
1,971	Matrix Service Co.*	30,353
10,164	McDermott International, Inc.*	67,082
3,925	Newpark Resources, Inc.*	41,212
15,215	Noble Corp. plc*	71,054
1,333	Oil States International, Inc.*	47,921
3,732	Parker Drilling Co.*	2,353
5,079	Pioneer Energy Services Corp.*	17,523
2,439	SEACOR Holdings, Inc.*	133,755
3,446	TETRA Technologies, Inc.*	13,543
2,877	Unit Corp.*	65,250
1,199	US Silica Holdings, Inc.	36,102

		935,252

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — 1.8%
250	Acadia Realty Trust	5,900
922	Agree Realty Corp.	45,067
1,804	American Assets Trust, Inc.	60,560
2,170	CareTrust REIT, Inc.	28,666
285	Chesapeake Lodging Trust	8,419
3,785	Cousins Properties, Inc.	33,649
2,082	DiamondRock Hospitality Co.	23,006
519	EastGroup Properties, Inc.	46,596
2,290	First Industrial Realty Trust, Inc.	71,242
2,169	Four Corners Property Trust, Inc.	49,150
2,436	Franklin Street Properties Corp.	18,952
1,586	GEO Group, Inc. (The)	35,685
1,382	Government Properties Income Trust	17,261
228	Healthcare Realty Trust, Inc.	6,345
222	Kite Realty Group Trust	3,268
1,219	Lexington Realty Trust	9,801
2,899	LTC Properties, Inc.	104,799
571	Mack-Cali Realty Corp.	9,804
806	National Health Investors, Inc.	55,026
1,111	Pennsylvania REIT	10,754
884	PotlatchDeltic Corp.	45,835
659	PS Business Parks, Inc.	75,970
2,251	Ramco-Gershenson Properties Trust	26,899
294	Retail Opportunity Investments Corp.	5,057
2,154	Rexford Industrial Realty, Inc.	65,805
1,185	Ryman Hospitality Properties, Inc.	92,880
1,815	Sabra Health Care REIT, Inc.	33,233
637	Saul Centers, Inc.	30,480
1,552	Select Income REIT	29,426
1,844	STAG Industrial, Inc.	45,307
2,528	Summit Hotel Properties, Inc.	36,605
1,352	Sunstone Hotel Investors, Inc.	21,091
1,174	Terreno Realty Corp.	43,614
201	Urban Edge Properties	4,135
1,546	Washington REIT	44,401
2,064	Xenia Hotels & Resorts, Inc.	42,498

		1,287,186

	Food & Staples Retailing — 0.6%
4,186	Andersons, Inc. (The)	136,673
958	Ingles Markets, Inc., Class A	32,811
2,034	Performance Food Group Co.*	66,003
902	PriceSmart, Inc.	79,015
3,977	SpartanNash Co.	72,302
1,430	United Natural Foods, Inc.*	64,379

		451,183

SHARES	INVESTMENTS	VALUE($)

	Food Products — 3.2%
4,537	B&G Foods, Inc.	103,217
1,862	Calavo Growers, Inc.	174,469
3,365	Cal-Maine Foods, Inc.*	163,876
9,075	Darling Ingredients, Inc.*	155,546
8,741	Dean Foods Co.	75,260
366	Farmer Brothers Co.*	10,376
8,392	Fresh Del Monte Produce, Inc.	412,467
10,857	Hostess Brands, Inc.*	152,541
2,022	J&J Snack Foods Corp.	277,843
3,060	Lancaster Colony Corp.	384,305
1,470	Sanderson Farms, Inc.	163,405
20	Seaboard Corp.	80,141
4,049	Tootsie Roll Industries, Inc.	115,599

		2,269,045

	Gas Utilities — 3.8%
9,495	New Jersey Resources Corp.	392,618
4,100	Northwest Natural Gas Co.	251,330
5,884	ONE Gas, Inc.	410,232
12,271	South Jersey Industries, Inc.	379,174
5,025	Southwest Gas Holdings, Inc.	366,775
5,660	Spire, Inc.	408,369
5,147	WGL Holdings, Inc.	438,010

		2,646,508

	Health Care Equipment & Supplies — 5.9%
1,646	Abaxis, Inc.	109,574
4,666	Accuray, Inc.*	23,330
1,193	Analogic Corp.	99,138
1,162	Anika Therapeutics, Inc.*	51,140
1,404	Cantel Medical Corp.	157,346
2,985	CONMED Corp.	194,115
1,428	Glaukos Corp.*	48,095
2,288	Globus Medical, Inc., Class A*	117,123
3,294	Haemonetics Corp.*	257,064
2,179	Halyard Health, Inc.*	103,219
1,847	ICU Medical, Inc.*	464,890
820	Inogen, Inc.*	115,276
1,365	Insulet Corp.*	117,390
1,850	Integer Holdings Corp.*	101,565
2,036	Integra LifeSciences Holdings Corp.*	125,479
5,172	Invacare Corp.	94,130
1,154	iRhythm Technologies, Inc.*	67,105
1,611	LivaNova plc*	143,025
1,100	Masimo Corp.*	98,703
3,380	Meridian Bioscience, Inc.	49,348
3,265	Merit Medical Systems, Inc.*	158,352

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
4,038	Natus Medical, Inc.*	133,456
2,210	Neogen Corp.*	150,612
1,558	NuVasive, Inc.*	82,901
1,550	NxStage Medical, Inc.*	41,261
3,450	OraSure Technologies, Inc.*	61,168
1,049	Orthofix International NV*	64,010
754	Penumbra, Inc.*	93,760
3,119	Quidel Corp.*	176,847
2,272	Surmodics, Inc.*	84,859
2,048	Varex Imaging Corp.*	73,708
5,276	West Pharmaceutical Services, Inc.	465,396
2,617	Wright Medical Group NV*	51,319

		4,174,704

	Health Care Providers & Services — 1.8%
750	Amedisys, Inc.*	49,568
1,367	AMN Healthcare Services, Inc.*	91,384
1,116	BioScrip, Inc.*	2,935
705	BioTelemetry, Inc.*	26,931
794	Chemed Corp.	244,727
1,255	Diplomat Pharmacy, Inc.*	27,346
2,505	Encompass Health Corp.	152,354
2,635	Genesis Healthcare, Inc.*	4,005
3,097	Kindred Healthcare, Inc.*	27,563
2,147	LHC Group, Inc.*	159,779
1,820	Magellan Health, Inc.*	152,607
866	Molina Healthcare, Inc.*	72,095
3,485	Owens & Minor, Inc.	56,631
3,453	Select Medical Holdings Corp.*	62,327
4,454	Tivity Health, Inc.*	160,121

		1,290,373

	Health Care Technology — 0.7%
5,907	Allscripts Healthcare Solutions, Inc.*	68,639
908	Computer Programs & Systems, Inc.	27,104
2,451	HMS Holdings Corp.*	44,142
1,264	Medidata Solutions, Inc.*	90,199
4,730	Omnicell, Inc.*	203,863
1,613	Quality Systems, Inc.*	21,663
1,589	Teladoc, Inc.*	68,327

		523,937

	Hotels, Restaurants & Leisure — 3.9%
4,621	Belmond Ltd., Class A (United Kingdom)*	49,445
65	Biglari Holdings, Inc.*	22,247
1,406	BJ’s Restaurants, Inc.	78,525
2,955	Bloomin’ Brands, Inc.	69,915

SHARES	INVESTMENTS	VALUE($)

	Hotels, Restaurants & Leisure — continued
3,109	Boyd Gaming Corp.	103,250
4,288	Caesars Entertainment Corp.*	48,669
2,543	Cheesecake Factory, Inc. (The)	132,109
487	Churchill Downs, Inc.	133,730
1,272	Chuy’s Holdings, Inc.*	36,379
719	Cracker Barrel Old Country Store, Inc.	118,340
1,264	Dave & Buster’s Entertainment, Inc.*	53,707
2,299	Dine Brands Global, Inc.	182,403
3,206	Dover Motorsports, Inc.	6,572
3,574	El Pollo Loco Holdings, Inc.*	35,740
2,365	Eldorado Resorts, Inc.*	95,783
994	Fiesta Restaurant Group, Inc.*	20,874
4,425	ILG, Inc.	151,025
847	Jack in the Box, Inc.	75,976
4,998	La Quinta Holdings, Inc.*	97,661
2,404	Luby’s, Inc.*	6,202
1,064	Marriott Vacations Worldwide Corp.	130,457
1,432	Noodles & Co.*	10,382
2,978	Papa John’s International, Inc.	184,636
3,581	Penn National Gaming, Inc.*	108,540
2,123	Pinnacle Entertainment, Inc.*	68,191
2,210	Planet Fitness, Inc., Class A*	89,041
3,048	Red Robin Gourmet Burgers, Inc.*	190,043
2,663	Red Rock Resorts, Inc., Class A	80,396
2,066	Ruth’s Hospitality Group, Inc.	55,472
1,615	Scientific Games Corp., Class A*	86,080
2,314	Texas Roadhouse, Inc.	148,281
1,713	Wingstop, Inc.	83,697

		2,753,768

	Household Durables — 4.3%
1,693	Bassett Furniture Industries, Inc.	49,182
8,445	Beazer Homes USA, Inc.*	123,973
7,844	Ethan Allen Interiors, Inc.	172,960
2,388	Hamilton Beach Brands Holding Co., Class A	53,133
3,638	Helen of Troy Ltd.*	324,328
854	Installed Building Products, Inc.*	49,276
1,507	iRobot Corp.*	87,948
6,103	KB Home	162,035
8,121	La-Z-Boy, Inc.	233,885
3,411	LGI Homes, Inc.*	236,041
6,326	M/I Homes, Inc.*	192,816
8,171	MDC Holdings, Inc.	237,041
4,051	Meritage Homes Corp.*	180,269
2,536	Skyline Corp.*	64,364
7,020	Taylor Morrison Home Corp., Class A*	166,795

SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Household Durables — continued
1,587	TopBuild Corp.*	126,484
11,622	TRI Pointe Group, Inc.*	198,852
2,400	Universal Electronics, Inc.*	111,120
4,755	William Lyon Homes, Class A*	127,719
13,264	ZAGG, Inc.*	148,557

		3,046,778

	Household Products — 0.9%
3,149	Central Garden & Pet Co.*	118,056
5,775	Central Garden & Pet Co., Class A*	205,013
552	HRG Group, Inc.*	6,204
2,277	WD-40 Co.	300,336

		629,609

	Independent Power and Renewable Electricity Producers — 1.2%
1,273	Atlantica Yield plc (Spain)	25,574
1,778	NRG Yield, Inc., Class A	31,310
5,721	Ormat Technologies, Inc.	331,246
5,420	Pattern Energy Group, Inc., Class A	98,536
9,484	TerraForm Power, Inc., Class A	105,747
11,119	Vistra Energy Corp.*	254,069

		846,482

	Insurance — 1.2%
224	Baldwin & Lyons, Inc., Class B	5,219
2,469	CNO Financial Group, Inc.	52,935
297	Crawford & Co., Class B	2,382
1,369	Employers Holdings, Inc.	55,992
669	FBL Financial Group, Inc., Class A	52,015
1,102	Horace Mann Educators Corp.	49,259
927	Infinity Property & Casualty Corp.	122,364
93	National Western Life Group, Inc., Class A	29,519
1,235	Navigators Group, Inc. (The)	69,778
372	Primerica, Inc.	35,991
845	RLI Corp.	53,472
624	Safety Insurance Group, Inc.	49,920
2,629	Selective Insurance Group, Inc.	155,637
1,201	State Auto Financial Corp.	37,507
976	Stewart Information Services Corp.	40,709

		812,699

	Internet & Direct Marketing Retail — 0.5%
1,358	Lands’ End, Inc.*	26,278
8,155	Nutrisystem, Inc.	236,495
1,250	PetMed Express, Inc.	41,825
172	Shutterfly, Inc.*	13,918

		318,516

SHARES	INVESTMENTS	VALUE($)

	Internet Software & Services — 1.7%
1,149	2U, Inc.*	92,483
1,199	Alarm.com Holdings, Inc.*	48,416
1,736	Blucora, Inc.*	45,136
3,422	Cars.com, Inc.*	97,459
1,168	Envestnet, Inc.*	63,422
2,583	Etsy, Inc.*	77,335
2,220	Five9, Inc.*	65,201
4,417	Gogo, Inc.*	41,608
656	GrubHub, Inc.*	66,348
2,927	Hortonworks, Inc.*	49,554
1,176	j2 Global, Inc.	93,351
765	Liquidity Services, Inc.*	4,934
3,314	LivePerson, Inc.*	55,675
9,800	Meet Group, Inc. (The)*	23,324
1,195	New Relic, Inc.*	83,519
1,963	Shutterstock, Inc.*	82,721
331	Stamps.com, Inc.*	75,385
817	Trade Desk, Inc. (The), Class A*	41,806
283	Travelzoo*	3,240
3,518	Web.com Group, Inc.*	65,435
2,659	XO Group, Inc.*	57,647

		1,233,999

	IT Services — 2.2%
3,499	Acxiom Corp.*	90,904
916	CACI International, Inc., Class A*	138,362
1,279	Cardtronics plc, Class A*	33,574
1,392	Computer Task Group, Inc.*	10,676
3,130	Convergys Corp.	73,117
2,256	CSG Systems International, Inc.	96,534
702	EPAM Systems, Inc.*	80,274
2,142	EVERTEC, Inc. (Puerto Rico)	39,091
859	ExlService Holdings, Inc.*	49,659
552	ManTech International Corp., Class A	32,618
6,820	MAXIMUS, Inc.	461,236
1,930	Perficient, Inc.*	47,729
1,375	Science Applications International Corp.	117,961
689	Sykes Enterprises, Inc.*	19,816
1,910	Syntel, Inc.*	55,161
1,752	TTEC Holdings, Inc.s	56,064
5,200	Travelport Worldwide Ltd.	89,128
1,654	Unisys Corp.*	18,525
1,453	Virtusa Corp.*	69,947

		1,580,376

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Leisure Products — 0.7%
1,598	American Outdoor Brands Corp.*	17,578
17,697	Callaway Golf Co.	305,450
8,342	JAKKS Pacific, Inc.*	19,604
9,585	Nautilus, Inc.*	139,462
477	Sturm Ruger & Co., Inc.	26,354

		508,448

	Life Sciences Tools & Services — 0.4%
1,832	Cambrex Corp.*	97,004
872	Fluidigm Corp.*	5,145
3,967	Luminex Corp.	84,696
1,078	PRA Health Sciences, Inc.*	88,579
1,104	Syneos Health, Inc.*	42,062

		317,486

	Machinery — 3.0%
1,246	Actuant Corp., Class A	29,343
1,555	Albany International Corp., Class A	91,978
521	Astec Industries, Inc.	28,947
1,098	Barnes Group, Inc.	60,972
11,343	Briggs & Stratton Corp.	204,514
2,283	Chart Industries, Inc.*	129,537
650	CIRCOR International, Inc.	27,540
3,077	Columbus McKinnon Corp.	110,403
1,045	EnPro Industries, Inc.	78,532
719	ESCO Technologies, Inc.	40,156
1,487	Federal Signal Corp.	32,208
1,385	Franklin Electric Co., Inc.	56,785
646	Greenbrier Cos., Inc. (The)	28,327
3,831	Hillenbrand, Inc.	177,567
784	John Bean Technologies Corp.	84,476
1,235	Kennametal, Inc.	45,016
369	LB Foster Co., Class A*	8,690
310	Lindsay Corp.	27,237
791	LS Starrett Co. (The), Class A	4,825
776	Manitowoc Co., Inc. (The)*	19,128
1,492	Meritor, Inc.*	29,049
2,181	Mueller Industries, Inc.	59,280
4,795	Mueller Water Products, Inc., Class A	46,943
571	Proto Labs, Inc.*	68,035
907	RBC Bearings, Inc.*	105,557
2,266	Rexnord Corp.*	62,338
506	Standex International Corp.	49,057
893	Tennant Co.	66,082
6,780	Titan International, Inc.	69,834
1,451	TriMas Corp.*	39,322
3,024	Wabash National Corp.	60,661
1,136	Watts Water Technologies, Inc., Class A	84,632
849	Woodward, Inc.	61,077

		2,088,048

SHARES	INVESTMENTS	VALUE($)

	Marine — 0.0% (a)
1,107	Matson, Inc.	32,358

	Media — 1.4%
1,813	AMC Entertainment Holdings, Inc., Class A	31,637
4,622	Entercom Communications Corp., Class A	46,913
2,280	EW Scripps Co. (The), Class A	25,376
5,704	Gannett Co., Inc.	55,158
3,566	Gray Television, Inc.*	40,296
3,280	Liberty Media Corp.-Liberty Formula One, Class A*	92,201
1,249	Loral Space & Communications, Inc.*	48,523
761	Marcus Corp. (The)	22,678
2,067	MDC Partners, Inc., Class A*	15,606
1,551	Meredith Corp.	80,342
2,310	MSG Networks, Inc., Class A*	47,355
5,744	New York Times Co. (The), Class A	134,697
1,267	Nexstar Media Group, Inc., Class A	78,871
1,961	Scholastic Corp.	81,185
1,688	Sinclair Broadcast Group, Inc., Class A	47,855
4,022	World Wrestling Entertainment, Inc., Class A	160,035

		1,008,728

	Metals & Mining — 1.7%
5,508	AK Steel Holding Corp.*	25,282
3,281	Allegheny Technologies, Inc.*	87,176
1,925	Carpenter Technology Corp.	102,526
3,185	Century Aluminum Co.*	55,642
9,051	Coeur Mining, Inc.*	68,516
5,027	Commercial Metals Co.	105,617
2,664	Compass Minerals International, Inc.	179,287
1,640	Haynes International, Inc.	68,569
15,319	Hecla Mining Co.	58,672
1,958	Kaiser Aluminum Corp.	192,941
854	Materion Corp.	43,341
932	Olympic Steel, Inc.	21,855
4,300	SunCoke Energy, Inc.*	49,407
2,872	Warrior Met Coal, Inc.	66,774
2,225	Worthington Industries, Inc.	99,079

		1,224,684

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
1,369	AG Mortgage Investment Trust, Inc.	24,204
2,443	ARMOUR Residential REIT, Inc.	55,285
8,465	Capstead Mortgage Corp.	74,492
8,021	CYS Investments, Inc.	57,510
3,194	Ladder Capital Corp.	44,397
6,567	New York Mortgage Trust, Inc.	39,796
2,341	Redwood Trust, Inc.	35,911
3,241	Western Asset Mortgage Capital Corp.	32,248

		363,843

SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Multiline Retail — 0.4%
1,702	Big Lots, Inc.	72,250
711	Dillard’s, Inc., Class A	53,005
4,397	Fred’s, Inc., Class A	10,531
2,115	Ollie’s Bargain Outlet Holdings, Inc.*	131,553

		267,339

	Multi-Utilities — 1.8%
8,064	Avista Corp.	418,199
8,666	Black Hills Corp.	491,189
6,246	NorthWestern Corp.	343,155

		1,252,543

	Oil, Gas & Consumable Fuels — 2.0%
8,447	Abraxas Petroleum Corp.*	24,159
1,173	Arch Coal, Inc., Class A	94,814
4,468	Callon Petroleum Co.*	62,150
1,390	Contango Oil & Gas Co.*	5,185
3,203	CVR Energy, Inc.	110,504
3,544	Delek US Energy, Inc.	167,879
5,986	DHT Holdings, Inc.	21,729
924	Frontline Ltd. (Norway)	4,001
1,812	GasLog Ltd. (Monaco)	30,532
2,735	Golar LNG Ltd. (Bermuda)	87,930
4,882	Green Plains, Inc.	90,805
6,798	Halcon Resources Corp.*	36,505
3,468	Matador Resources Co.*	113,542
925	NACCO Industries, Inc., Class A	34,086
858	Nordic American Tankers Ltd.	1,613
2,526	Oasis Petroleum, Inc.*	27,862
3,780	Pacific Ethanol, Inc.*	13,230
1,567	Resolute Energy Corp.*	52,322
1,371	REX American Resources Corp.*	102,524
2,359	Sanchez Energy Corp.*	7,242
3,946	Scorpio Tankers, Inc. (Monaco)	10,496
3,572	SemGroup Corp., Class A	89,836
5,248	Ship Finance International Ltd. (Norway)	74,784
10,283	SRC Energy, Inc.*	113,524
8,055	Teekay Tankers Ltd., Class A (Bermuda)	9,263
6,777	Ultra Petroleum Corp.*	16,400
5,494	W&T Offshore, Inc.*	33,514

		1,436,431

	Paper & Forest Products — 0.8%
1,610	Boise Cascade Co.	66,976
1,396	Clearwater Paper Corp.*	33,015
3,009	KapStone Paper and Packaging Corp.	103,570
2,482	Louisiana-Pacific Corp.	70,315
5,321	PH Glatfelter Co.	111,156

SHARES	INVESTMENTS	VALUE($)

	Paper & Forest Products — continued
4,915	Schweitzer-Mauduit International, Inc.	191,832

		576,864

	Personal Products — 1.2%
3,313	Medifast, Inc.	332,559
469	Nature’s Sunshine Products, Inc.	4,338
4,503	USANA Health Sciences, Inc.*	475,292

		812,189

	Pharmaceuticals — 1.0%
807	Aerie Pharmaceuticals, Inc.*	41,318
768	ANI Pharmaceuticals, Inc.*	45,581
2,268	Catalent, Inc.*	93,237
2,863	Corcept Therapeutics, Inc.*	47,755
1,284	Depomed, Inc.*	8,064
1,513	Impax Laboratories, Inc.*	28,444
4,253	Innoviva, Inc.*	61,668
1,239	Intersect ENT, Inc.*	49,498
1,127	Lannett Co., Inc.*	17,581
1,114	Medicines Co. (The)*	33,520
246	Melinta Therapeutics, Inc.*	1,673
769	Nektar Therapeutics*	64,335
462	Pacira Pharmaceuticals, Inc.*	15,292
1,455	Paratek Pharmaceuticals, Inc.*	15,569
2,436	Prestige Brands Holdings, Inc.*	71,716
1,103	Supernus Pharmaceuticals, Inc.*	51,731
1,426	Theravance Biopharma, Inc. (Cayman Islands)*	34,324

		681,306

	Professional Services — 1.0%
524	Acacia Research Corp.*	1,913
1,147	ASGN, Inc.*	92,483
1,036	CRA International, Inc.	58,503
2,936	Forrester Research, Inc.	116,853
173	FTI Consulting, Inc.*	10,103
510	Heidrick & Struggles International, Inc.	19,202
623	Huron Consulting Group, Inc.*	23,331
1,622	Insperity, Inc.	130,165
809	Kelly Services, Inc., Class A	23,671
733	Korn/Ferry International	39,186
2,538	Navigant Consulting, Inc.*	54,288
1,214	Resources Connection, Inc.	18,999
1,891	TriNet Group, Inc.*	97,670
456	TrueBlue, Inc.*	12,152
203	WageWorks, Inc.*	8,455

		706,974

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.1%
1,630	Kennedy-Wilson Holdings, Inc.	30,889
2,107	Rafael Holdings, Inc., Class B*	17,277

		48,166

	Road & Rail — 1.3%
1,279	AMERCO	431,688
1,467	ArcBest Corp.	47,091
1,446	Avis Budget Group, Inc.*	71,447
1,836	Covenant Transportation Group, Inc., Class A*	50,949
2,451	Heartland Express, Inc.	43,701
1,308	Knight-Swift Transportation Holdings, Inc.	51,025
900	Saia, Inc.*	59,445
2,244	Schneider National, Inc., Class B	59,870
2,437	Werner Enterprises, Inc.	83,589

		898,805

	Semiconductors & Semiconductor Equipment — 2.5%
1,184	Advanced Energy Industries, Inc.*	70,507
5,605	Amkor Technology, Inc.*	46,409
1,724	Axcelis Technologies, Inc.*	37,928
2,112	Brooks Automation, Inc.	52,547
1,587	Cabot Microelectronics Corp.	161,001
1,347	CEVA, Inc.*	43,912
895	Cirrus Logic, Inc.*	32,641
390	Cohu, Inc.	8,346
2,010	Cree, Inc.*	75,013
2,182	Diodes, Inc.*	62,296
531	DSP Group, Inc.*	6,345
2,851	Entegris, Inc.	91,802
2,309	Integrated Device Technology, Inc.*	64,259
7,774	Lattice Semiconductor Corp.*	42,135
2,965	MaxLinear, Inc.*	66,208
896	MKS Instruments, Inc.	91,750
1,092	Monolithic Power Systems, Inc.	127,873
2,866	Nanometrics, Inc.*	71,134
3,334	NeoPhotonics Corp.*	17,137
3,209	Photronics, Inc.*	24,549
1,161	Power Integrations, Inc.	78,716
4,493	Rambus, Inc.*	60,656
3,273	Semtech Corp.*	128,629
32	Sigma Designs, Inc.*	202
977	Silicon Laboratories, Inc.*	90,763
461	Synaptics, Inc.*	20,063
1,854	Ultra Clean Holdings, Inc.*	32,464
819	Veeco Instruments, Inc.*	12,654
3,706	Xcerra Corp.*	44,769
3,461	Xperi Corp.	76,142

		1,738,850

SHARES	INVESTMENTS	VALUE($)

	Software — 3.5%
7,974	8x8, Inc.*	161,474
6,730	ACI Worldwide, Inc.*	156,472
1,474	Agilysys, Inc.*	17,364
1,903	Aspen Technology, Inc.*	166,988
993	Blackbaud, Inc.	104,225
1,398	Bottomline Technologies de, Inc.*	55,249
1,889	CommVault Systems, Inc.*	132,136
1,705	Ebix, Inc.	132,137
782	Ellie Mae, Inc.*	75,752
1,038	Fair Isaac Corp.	179,761
475	Globant SA*	21,380
610	HubSpot, Inc.*	64,599
562	MicroStrategy, Inc., Class A*	71,633
1,210	Paycom Software, Inc.*	138,194
2,765	Pegasystems, Inc.	168,803
3,649	Progress Software Corp.	134,758
2,795	Qualys, Inc.*	215,075
2,874	RealNetworks, Inc.*	10,260
1,452	RealPage, Inc.*	77,682
1,706	RingCentral, Inc., Class A*	114,387
2,454	Rosetta Stone, Inc.*	34,135
1,148	Synchronoss Technologies, Inc.*	12,858
2,743	TiVo Corp.	38,813
1,078	Varonis Systems, Inc.*	70,447
2,259	VASCO Data Security International, Inc.*	35,015
1,916	Verint Systems, Inc.*	80,664

		2,470,261

	Specialty Retail — 3.1%
1,746	Aaron’s, Inc.	72,930
1,765	Abercrombie & Fitch Co., Class A	45,219
4,547	American Eagle Outfitters, Inc.	94,032
1,106	Asbury Automotive Group, Inc.*	74,157
3,679	Barnes & Noble, Inc.	20,418
3,772	Buckle, Inc. (The)	86,945
1,695	Build-A-Bear Workshop, Inc.*	15,424
2,550	Caleres, Inc.	83,461
2,118	Cato Corp. (The), Class A	34,333
5,476	Chico’s FAS, Inc.	54,377
612	Children’s Place, Inc. (The)	78,061
1,855	Citi Trends, Inc.	56,819
871	Conn’s, Inc.*	22,210
4,225	DSW, Inc., Class A	94,217
2,279	Express, Inc.*	17,867
2,650	Finish Line, Inc. (The), Class A	35,961
1,561	Five Below, Inc.*	110,222

SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
3,828	Francesca’s Holdings Corp.*	18,949
894	Genesco, Inc.*	38,219
2,132	GNC Holdings, Inc., Class A*	7,569
1,132	Group 1 Automotive, Inc.	73,976
3,455	Guess?, Inc.	80,467
1,983	Haverty Furniture Cos., Inc.	35,991
1,830	Hibbett Sports, Inc.*	49,776
1,930	Kirkland’s, Inc.*	20,439
663	Lithia Motors, Inc., Class A	63,555
670	Lumber Liquidators Holdings, Inc.*	16,127
3,155	Monro, Inc.	176,522
9,513	Office Depot, Inc.	21,785
3,381	Pier 1 Imports, Inc.	7,540
2,053	Rent-A-Center, Inc.	20,756
366	RH*	34,935
3,396	Shoe Carnival, Inc.	82,761
3,245	Sleep Number Corp.*	91,963
1,803	Sonic Automotive, Inc., Class A	35,699
1,463	Tailored Brands, Inc.	46,158
2,094	Tile Shop Holdings, Inc.	14,344
1,146	Vitamin Shoppe, Inc.*	5,673
10,553	Zumiez, Inc.*	246,940

		2,186,797

	Technology Hardware, Storage & Peripherals — 0.3%
1,646	Cray, Inc.*	39,257
2,313	Diebold Nixdorf, Inc.	35,505
1,460	Electronics For Imaging, Inc.*	40,442
2,738	Stratasys Ltd.*	52,487
1,671	Super Micro Computer, Inc.*	29,577

		197,268

	Textiles, Apparel & Luxury Goods — 2.3%
5,823	Columbia Sportswear Co.	483,367
1,486	G-III Apparel Group Ltd.*	54,224
1,826	Iconix Brand Group, Inc.*	1,480
1,926	Movado Group, Inc.	75,981
2,141	Oxford Industries, Inc.	164,943
9,775	Steven Madden Ltd.	471,644
13,846	Vera Bradley, Inc.*	157,567
6,230	Wolverine World Wide, Inc.	186,651

		1,595,857

	Thrifts & Mortgage Finance — 0.7%
1,405	BofI Holding, Inc.*	56,593
4,090	Capitol Federal Financial, Inc.	51,002
2,761	Dime Community Bancshares, Inc.	54,530

SHARES	INVESTMENTS	VALUE($)

	Thrifts & Mortgage Finance — continued
3,389	Kearny Financial Corp.	47,615
4,238	MGIC Investment Corp.*	42,465
3,163	Northwest Bancshares, Inc.	52,506
2,652	OceanFirst Financial Corp.	71,551
2,441	Oritani Financial Corp.	37,347
1,786	PHH Corp.*	18,950
2,783	TrustCo Bank Corp.	23,795
2,127	Washington Federal, Inc.	67,532

		523,886

	Tobacco — 0.9%
4,413	Universal Corp.	207,632
20,394	Vector Group Ltd.	397,683

		605,315

	Trading Companies & Distributors — 1.3%
3,013	Aircastle Ltd.	59,055
3,611	Applied Industrial Technologies, Inc.	230,923
2,256	Beacon Roofing Supply, Inc.*	110,431
420	DXP Enterprises, Inc.*	15,246
1,272	GATX Corp.	82,985
1,480	GMS, Inc.*	46,117
1,704	Kaman Corp.	103,331
643	Lawson Products, Inc.*	14,885
4,930	MRC Global, Inc.*	92,339
1,777	SiteOne Landscape Supply, Inc.*	121,725
1,070	Textainer Group Holdings Ltd.*	18,404
2,220	Titan Machinery, Inc.*	42,890

		938,331

	Water Utilities — 1.1%
4,985	American States Water Co.	277,764
6,825	California Water Service Group	264,469
1,359	Connecticut Water Service, Inc.	92,412
1,879	SJW Group	113,586

		748,231

	Total Common Stocks (Cost $64,929,226)	70,244,998

NUMBER OF RIGHTS
Rights — 0.0% (a)
	Media — 0.0% (a)
1,533	Media General, Inc., CVR*‡ (Cost $—)	75

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Short-Term Investments — 0.4%
	Investment Companies — 0.4%
268,428	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (c) (Cost $268,428)	268,428

	Total Investments — 100.0% (Cost $65,197,654)	70,513,501
	Liabilities in excess of other assets — 0.0% (a)	(32,747)

	Net Assets — 100.0%	$70,480,754

Percentages indicated are based on net assets.

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(a)	— Represents less than 0.05% of net assets.
(b)	— Affiliated company as defined under the Investment Company Act of 1940.
(c)	— The rate shown was the current yield as of April 30, 2018.

Abbreviations

CVR	— Contingent Value Rights

SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.6%
	Aerospace & Defense — 0.6%
466	Lockheed Martin Corp.	149,511

	Air Freight & Logistics — 0.4%
999	United Parcel Service, Inc., Class B	113,386

	Airlines — 0.4%
978	Copa Holdings SA, Class A (Panama)	114,592

	Automobiles — 1.5%
13,358	Ford Motor Co.	150,144
3,899	General Motors Co.	143,249
2,567	Harley-Davidson, Inc.	105,581

		398,974

	Banks — 0.7%
1,246	PacWest Bancorp	63,845
6,033	People’s United Financial, Inc.	110,344

		174,189

	Beverages — 1.9%
166	Brown-Forman Corp., Class B	9,303
3,722	Coca-Cola Co. (The)	160,828
1,255	Dr Pepper Snapple Group, Inc.	150,550
693	Molson Coors Brewing Co., Class B	49,369
1,329	PepsiCo, Inc.	134,149

		504,199

	Biotechnology — 1.7%
1,476	AbbVie, Inc.	142,508
848	Amgen, Inc.	147,959
2,001	Gilead Sciences, Inc.	144,532

		434,999

	Chemicals — 5.0%
997	Air Products & Chemicals, Inc.	161,803
3,847	CF Industries Holdings, Inc.	149,264
1,573	Eastman Chemical Co.	160,572
3,395	Huntsman Corp.	101,069
1,482	LyondellBasell Industries NV, Class A	156,692
6,026	Mosaic Co. (The)	162,401
3,075	Olin Corp.	92,834
1,075	Praxair, Inc.	163,959
2,638	RPM International, Inc.	127,415
437	Scotts Miracle-Gro Co. (The)	36,524

		1,312,533

	Commercial Services & Supplies — 1.0%
10,192	Pitney Bowes, Inc.	104,162
1,860	Waste Management, Inc.	151,200

		255,362

SHARES	INVESTMENTS	VALUE($)

	Containers & Packaging — 2.3%
546	Bemis Co., Inc.	23,625
2,680	International Paper Co.	138,181
1,332	Packaging Corp. of America	154,099
2,931	Sonoco Products Co.	150,536
2,134	WestRock Co.	126,248

		592,689

	Distributors — 0.6%
1,686	Genuine Parts Co.	148,908

	Diversified Consumer Services — 0.5%
4,514	H&R Block, Inc.	124,812

	Diversified Telecommunication Services — 2.0%
4,784	AT&T, Inc.	156,437
9,007	CenturyLink, Inc.	167,350
3,576	Verizon Communications, Inc.	176,476
555	Zayo Group Holdings, Inc.*	20,146

		520,409

	Electric Utilities — 10.3%
3,485	Alliant Energy Corp.	149,681
2,133	American Electric Power Co., Inc.	149,267
2,131	Avangrid, Inc.	112,325
2,097	Duke Energy Corp.	168,096
2,195	Edison International	143,816
2,083	Entergy Corp.	169,952
2,535	Eversource Energy	152,734
3,991	Exelon Corp.	158,363
4,886	FirstEnergy Corp.	168,078
5,419	Great Plains Energy, Inc.	177,364
2,784	Hawaiian Electric Industries, Inc.	96,577
3,271	OGE Energy Corp.	107,518
3,844	PG&E Corp.	177,208
1,718	Pinnacle West Capital Corp.	138,299
5,513	PPL Corp.	160,428
3,668	Southern Co. (The)	169,168
2,711	Westar Energy, Inc.	146,882
3,141	Xcel Energy, Inc.	147,125

		2,692,881

	Electrical Equipment — 1.7%
1,988	Eaton Corp. plc	149,160
2,267	Emerson Electric Co.	150,551
1,209	Hubbell, Inc.	125,567
159	Rockwell Automation, Inc.	26,160

		451,438

	Energy Equipment & Services — 0.6%
2,452	Helmerich & Payne, Inc.	170,537

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — 10.6%
2,354	Apple Hospitality REIT, Inc.	42,348
8,406	Brandywine Realty Trust	135,421
1,359	Brixmor Property Group, Inc.	20,235
2,588	Colony NorthStar, Inc., Class A	15,813
4,379	CoreCivic, Inc.	88,281
960	Corporate Office Properties Trust	26,409
11,501	DDR Corp.	83,382
1,414	Digital Realty Trust, Inc.	149,446
3,841	Duke Realty Corp.	104,091
572	EPR Properties	31,471
3,589	Gaming and Leisure Properties, Inc.	122,995
3,950	HCP, Inc.	92,272
720	Healthcare Trust of America, Inc., Class A	17,993
4,376	Hospitality Properties Trust	108,875
3,902	Iron Mountain, Inc.	132,434
7,092	Kimco Realty Corp.	102,905
3,641	Liberty Property Trust	152,267
1,185	Macerich Co. (The)	68,280
1,987	Medical Properties Trust, Inc.	25,394
2,354	National Retail Properties, Inc.	89,546
5,074	Omega Healthcare Investors, Inc.	131,822
2,833	Outfront Media, Inc.	53,119
4,067	Piedmont Office Realty Trust, Inc., Class A	72,881
3,943	Rayonier, Inc.	146,640
7,221	Senior Housing Properties Trust	112,431
17,867	Spirit Realty Capital, Inc.	143,829
8,587	Uniti Group, Inc.	154,738
703	Ventas, Inc.	36,148
17,494	VEREIT, Inc.	118,959
1,618	Welltower, Inc.	86,466
1,587	WP Carey, Inc.	101,330

		2,768,221

	Food & Staples Retailing — 0.6%
2,682	Sysco Corp.	167,732

	Food Products — 3.2%
1,036	Archer-Daniels-Midland Co.	47,014
3,070	Campbell Soup Co.	125,195
3,976	Conagra Brands, Inc.	147,390
6,922	Flowers Foods, Inc.	156,506
2,644	General Mills, Inc.	115,649
77	JM Smucker Co. (The)	8,784
2,065	Kellogg Co.	121,628
2,005	Kraft Heinz Co. (The)	113,042

		835,208

SHARES	INVESTMENTS	VALUE($)

	Gas Utilities — 0.3%
1,540	National Fuel Gas Co.	79,079

	Health Care Equipment & Supplies — 3.1%
2,737	Abbott Laboratories	159,102
730	Becton Dickinson and Co.	169,265
559	Hill-Rom Holdings, Inc.	47,979
1,793	Medtronic plc	143,673
1,238	ResMed, Inc.	117,164
998	Stryker Corp.	169,081

		806,264

	Health Care Providers & Services — 0.7%
2,184	Patterson Cos., Inc.	50,844
1,440	Quest Diagnostics, Inc.	145,728

		196,572

	Hotels, Restaurants & Leisure — 3.9%
1,722	Darden Restaurants, Inc.	159,905
7,063	Extended Stay America, Inc.	138,294
2,681	International Game Technology plc	75,792
2,195	Las Vegas Sands Corp.	160,959
1,004	McDonald’s Corp.	168,110
2,276	Six Flags Entertainment Corp.	143,934
9,916	Wendy’s Co. (The)	165,994

		1,012,988

	Household Durables — 2.1%
2,636	Garmin Ltd.	154,654
3,228	Leggett & Platt, Inc.	130,895
5,158	Newell Brands, Inc.	142,516
2,687	Tupperware Brands Corp.	119,733

		547,798

	Household Products — 1.4%
1,002	Clorox Co. (The)	117,435
1,211	Kimberly-Clark Corp.	125,387
1,854	Procter & Gamble Co. (The)	134,118

		376,940

	Independent Power and Renewable Electricity Producers — 0.7%
14,578	AES Corp.	178,435

	Industrial Conglomerates — 1.1%
711	3M Co.	138,211
9,940	General Electric Co.	139,856

		278,067

	Insurance — 0.6%
7,661	Old Republic International Corp.	156,284

SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	IT Services — 0.8%
513	International Business Machines Corp.	74,365
2,448	Paychex, Inc.	148,275

		222,640

	Leisure Products — 1.0%
1,496	Hasbro, Inc.	131,783
8,958	Mattel, Inc.	132,578

		264,361

	Life Sciences Tools & Services — 0.1%
175	Bio-Techne Corp.	26,409

	Machinery — 1.9%
1,061	Caterpillar, Inc.	153,166
950	Cummins, Inc.	151,867
974	Stanley Black & Decker, Inc.	137,909
1,171	Timken Co. (The)	50,060

		493,002

	Media — 1.1%
3,284	Cinemark Holdings, Inc.	128,634
8,830	TEGNA, Inc.	93,333
2,597	Viacom, Inc., Class B	78,326

		300,293

	Metals & Mining — 1.3%
2,438	Nucor Corp.	150,229
1,580	Reliance Steel & Aluminum Co.	138,914
7,936	Tahoe Resources, Inc.	39,918

		329,061

	Mortgage Real Estate Investment Trusts (REITs) — 3.1%
7,643	AGNC Investment Corp.	144,605
12,954	Annaly Capital Management, Inc.	134,333
6,616	Chimera Investment Corp.	115,714
16,753	MFA Financial, Inc.	125,983
6,745	Starwood Property Trust, Inc.	141,375
8,973	Two Harbors Investment Corp.	136,928

		798,938

	Multiline Retail — 2.2%
2,402	Kohl’s Corp.	149,212
5,392	Macy’s, Inc.	167,530
2,079	Nordstrom, Inc.	105,114
2,133	Target Corp.	154,856

		576,712

	Multi-Utilities — 6.5%
2,562	Ameren Corp.	150,184
5,839	CenterPoint Energy, Inc.	147,902

SHARES	INVESTMENTS	VALUE($)

	Multi-Utilities — continued
3,120	CMS Energy Corp.	147,233
1,962	Consolidated Edison, Inc.	157,215
2,133	Dominion Energy, Inc.	141,973
1,371	DTE Energy Co.	144,503
5,707	MDU Resources Group, Inc.	160,766
4,061	NiSource, Inc.	99,048
3,115	Public Service Enterprise Group, Inc.	162,447
3,982	SCANA Corp.	146,418
66	Sempra Energy	7,379
1,277	Vectren Corp.	89,735
2,373	WEC Energy Group, Inc.	152,536

		1,707,339

	Oil, Gas & Consumable Fuels — 4.9%
1,403	Chevron Corp.	175,529
1,005	Exxon Mobil Corp.	78,139
1,142	HollyFrontier Corp.	69,308
3,527	Kinder Morgan, Inc.	55,797
2,709	Murphy Oil Corp.	81,568
2,329	Occidental Petroleum Corp.	179,939
2,831	ONEOK, Inc.	170,483
5,043	PBF Energy, Inc., Class A	193,298
3,124	Targa Resources Corp.	146,734
5,332	Williams Cos., Inc. (The)	137,192

		1,287,987

	Paper & Forest Products — 0.6%
3,379	Domtar Corp.	148,338

	Personal Products — 0.6%
5,593	Coty, Inc., Class A	97,039
722	Nu Skin Enterprises, Inc., Class A	51,370

		148,409

	Pharmaceuticals — 2.9%
2,479	Bristol-Myers Squibb Co.	129,230
1,691	Eli Lilly & Co.	137,090
1,320	Johnson & Johnson	166,967
2,698	Merck & Co., Inc.	158,831
4,635	Pfizer, Inc.	169,687

		761,805

	Road & Rail — 0.2%
365	Norfolk Southern Corp.	52,367

	Semiconductors & Semiconductor Equipment — 4.0%
1,778	Analog Devices, Inc.	155,308
9,065	Cypress Semiconductor Corp.	132,168
3,536	Intel Corp.	182,528

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
1,405	KLA-Tencor Corp.	142,945
2,612	Maxim Integrated Products, Inc.	142,354
1,369	Microchip Technology, Inc.	114,530
1,107	QUALCOMM, Inc.	56,468
2,020	Xilinx, Inc.	129,765

		1,056,066

	Software — 1.1%
2,772	CA, Inc.	96,466
2,106	Microsoft Corp.	196,953

		293,419

	Specialty Retail — 2.4%
85	Best Buy Co., Inc.	6,505
2,914	Foot Locker, Inc.	125,535
6,803	GameStop Corp., Class A	92,861
5,018	Gap, Inc. (The)	146,726
793	Home Depot, Inc. (The)	146,546
2,928	L Brands, Inc.	102,217

		620,390

	Technology Hardware, Storage & Peripherals — 0.7%
1,603	HP, Inc.	34,449
4,441	Xerox Corp.	139,669

		174,118

	Textiles, Apparel & Luxury Goods — 1.3%
3,123	Tapestry, Inc.	167,924
2,141	VF Corp.	173,142

		341,066

	Thrifts & Mortgage Finance — 0.5%
10,158	New York Community Bancorp, Inc.	120,677

	Tobacco — 1.0%
2,234	Altria Group, Inc.	125,350
1,517	Philip Morris International, Inc.	124,394

		249,744

	Transportation Infrastructure — 0.4%
2,920	Macquarie Infrastructure Corp.	110,668

	Wireless Telecommunication Services — 1.5%
21,165	Sprint Corp.*	118,736
4,906	Telephone & Data Systems, Inc.	134,081
2,420	T-Mobile US, Inc.*	146,434

		399,251

	Total Common Stocks (Cost $26,524,564)	26,046,067

SHARES	INVESTMENTS	VALUE($)
Short-Term Investments — 0.3%
	Investment Companies — 0.3%
74,097	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a) (b) (Cost $74,097)	74,097

	Total Investments — 99.9% (Cost $26,598,661)	26,120,164
	Other Assets Less Liabilities — 0.1%	25,833

	Net Assets — 100.0%	$26,145,997

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— The rate shown was the current yield as of April 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.7%
	Aerospace & Defense — 2.2%
961	Harris Corp.	150,319
767	L3 Technologies, Inc.	150,240
452	Lockheed Martin Corp.	145,020
732	Raytheon Co.	150,016

		595,595

	Air Freight & Logistics — 0.5%
1,191	United Parcel Service, Inc., Class B	135,179

	Banks — 0.5%
2,643	US Bancorp	133,339

	Beverages — 3.1%
2,852	Brown-Forman Corp., Class B	159,826
3,568	Coca-Cola Co. (The)	154,173
383	Constellation Brands, Inc., Class A	89,289
1,370	Dr Pepper Snapple Group, Inc.	164,345
1,741	Molson Coors Brewing Co., Class B	124,029
1,402	PepsiCo, Inc.	141,518

		833,180

	Biotechnology — 0.5%
714	Amgen, Inc.	124,579

	Chemicals — 5.2%
894	Air Products & Chemicals, Inc.	145,087
2,209	Ashland Global Holdings, Inc.	146,192
259	DowDuPont, Inc.	16,379
1,171	Ecolab, Inc.	169,526
1,049	International Flavors & Fragrances, Inc.	148,182
1,159	Monsanto Co.	145,304
78	NewMarket Corp.	29,605
1,366	PPG Industries, Inc.	144,632
1,060	Praxair, Inc.	161,671
2,619	RPM International, Inc.	126,498
1,461	Scotts Miracle-Gro Co. (The)	122,110
525	WR Grace & Co.	35,931

		1,391,117

	Commercial Services & Supplies — 1.5%
1,881	Copart, Inc.*	96,081
1,975	Republic Services, Inc.	127,743
465	Rollins, Inc.	22,562
1,758	Waste Management, Inc.	142,908

		389,294

	Communications Equipment — 0.1%
187	Motorola Solutions, Inc.	20,538

SHARES	INVESTMENTS	VALUE($)

	Containers & Packaging — 0.4%
757	Avery Dennison Corp.	79,341
583	Bemis Co., Inc.	25,227

		104,568

	Distributors — 1.0%
1,563	Genuine Parts Co.	138,044
867	Pool Corp.	120,348

		258,392

	Diversified Financial Services — 0.6%
770	Berkshire Hathaway, Inc., Class B*	149,172

	Diversified Telecommunication Services — 1.8%
4,393	AT&T, Inc.	143,651
1,263	CenturyLink, Inc.	23,466
3,239	Verizon Communications, Inc.	159,845
4,442	Zayo Group Holdings, Inc.*	161,245

		488,207

	Electric Utilities — 8.6%
3,616	Alliant Energy Corp.	155,307
2,428	American Electric Power Co., Inc.	169,912
1,882	Avangrid, Inc.	99,200
2,113	Duke Energy Corp.	169,378
1,222	Edison International	80,065
1,886	Entergy Corp.	153,879
2,516	Eversource Energy	151,589
4,754	Great Plains Energy, Inc.	155,598
2,289	Hawaiian Electric Industries, Inc.	79,405
1,033	NextEra Energy, Inc.	169,319
4,091	OGE Energy Corp.	134,471
1,777	Pinnacle West Capital Corp.	143,049
4,632	PPL Corp.	134,791
3,698	Southern Co. (The)	170,552
2,947	Westar Energy, Inc.	159,669
3,161	Xcel Energy, Inc.	148,061

		2,274,245

	Electrical Equipment — 0.5%
1,215	Hubbell, Inc.	126,190

	Energy Equipment & Services — 1.4%
2,775	Halliburton Co.	147,048
2,160	National Oilwell Varco, Inc.	83,527
1,993	Schlumberger Ltd.	136,640

		367,215

	Equity Real Estate Investment Trusts (REITs) — 1.8%
1,044	American Tower Corp.	142,360
100	Camden Property Trust	8,540

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,433	Crown Castle International Corp.	144,547
891	Equity Commonwealth*	27,612
853	Federal Realty Investment Trust	98,820
923	National Retail Properties, Inc.	35,111
514	Regency Centers Corp.	30,249

		487,239

	Food & Staples Retailing — 2.3%
835	Costco Wholesale Corp.	164,629
4,859	Kroger Co. (The)	122,398
2,670	Sysco Corp.	166,982
1,679	Walmart, Inc.	148,524

		602,533

	Food Products — 5.8%
2,543	Campbell Soup Co.	103,704
3,923	Conagra Brands, Inc.	145,426
2,625	General Mills, Inc.	114,818
1,212	Hershey Co. (The)	111,431
3,744	Hormel Foods Corp.	135,720
1,016	Ingredion, Inc.	123,027
1,193	JM Smucker Co. (The)	136,097
2,055	Kellogg Co.	121,040
1,980	Kraft Heinz Co. (The)	111,632
1,491	McCormick & Co., Inc. (Non-Voting)	157,166
3,344	Mondelez International, Inc., Class A	132,088
2,334	Pinnacle Foods, Inc.	140,974

		1,533,123

	Gas Utilities — 1.1%
1,740	Atmos Energy Corp.	151,189
3,116	UGI Corp.	150,783

		301,972

	Health Care Equipment & Supplies — 8.8%
2,641	Abbott Laboratories	153,521
2,349	Baxter International, Inc.	163,256
717	Becton Dickinson and Co.	166,251
576	Cooper Cos., Inc. (The)	131,737
2,386	DENTSPLY SIRONA, Inc.	120,111
1,903	Hill-Rom Holdings, Inc.	163,335
851	IDEXX Laboratories, Inc.*	165,511
373	Intuitive Surgical, Inc.*	164,411
1,662	Medtronic plc	133,176
1,671	ResMed, Inc.	158,143
1,008	STERIS plc	95,276
982	Stryker Corp.	166,370
614	Teleflex, Inc.	164,478

SHARES	INVESTMENTS	VALUE($)

	Health Care Equipment & Supplies — continued
1,334	Varian Medical Systems, Inc.*	154,197
1,166	West Pharmaceutical Services, Inc.	102,853
1,193	Zimmer Biomet Holdings, Inc.	137,398

		2,340,024

	Health Care Providers & Services — 6.0%
1,673	AmerisourceBergen Corp.	151,540
602	Anthem, Inc.	142,066
1,857	Cardinal Health, Inc.	119,164
352	Cigna Corp.	60,481
1,415	CVS Health Corp.	98,809
2,211	DaVita, Inc.*	138,829
1,698	Express Scripts Holding Co.*	128,539
1,718	Henry Schein, Inc.*	130,568
907	Laboratory Corp. of America Holdings*	154,870
2,231	MEDNAX, Inc.*	102,425
2,769	Patterson Cos., Inc.	64,462
1,429	Quest Diagnostics, Inc.	144,615
705	UnitedHealth Group, Inc.	166,662

		1,603,030

	Hotels, Restaurants & Leisure — 0.6%
949	McDonald’s Corp.	158,901

	Household Durables — 1.5%
3,053	Leggett & Platt, Inc.	123,799
553	Mohawk Industries, Inc.*	116,064
47	NVR, Inc.*	145,700

		385,563

	Household Products — 2.9%
2,958	Church & Dwight Co., Inc.	136,660
1,171	Clorox Co. (The)	137,241
2,175	Colgate-Palmolive Co.	141,875
1,362	Kimberly-Clark Corp.	141,022
1,816	Procter & Gamble Co. (The)	131,369
1,107	Spectrum Brands Holdings, Inc.	79,815

		767,982

	Independent Power and Renewable Electricity Producers — 0.6%
7,002	Vistra Energy Corp.*	159,996

	Industrial Conglomerates — 0.5%
672	3M Co.	130,630

	Insurance — 5.7%
1,589	Allstate Corp. (The)	155,436
1,398	American Financial Group, Inc.	158,282
201	Aon plc	28,636
1,584	Arch Capital Group Ltd.*	126,926

SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Insurance — continued
872	Arthur J Gallagher & Co.	61,031
1,483	Brown & Brown, Inc.	40,382
974	Chubb Ltd.	132,143
1,840	Cincinnati Financial Corp.	129,426
412	Everest Re Group Ltd.	95,860
143	Markel Corp.*	161,596
1,918	Marsh & McLennan Cos., Inc.	156,317
544	ProAssurance Corp.	25,731
1,027	RenaissanceRe Holdings Ltd. (Bermuda)	139,713
36	White Mountains Insurance Group Ltd.	31,150
1,059	WR Berkley Corp.	78,959

		1,521,588

	IT Services — 1.8%
2,387	Amdocs Ltd.	160,526
1,345	Automatic Data Processing, Inc.	158,818
625	International Business Machines Corp.	90,600
153	Jack Henry & Associates, Inc.	18,280
612	Paychex, Inc.	37,069

		465,293

	Leisure Products — 0.3%
924	Hasbro, Inc.	81,395

	Life Sciences Tools & Services — 2.9%
590	Bio-Rad Laboratories, Inc., Class A*	149,689
967	Bio-Techne Corp.	145,930
1,350	IQVIA Holdings, Inc.*	129,276
1,380	QIAGEN NV*	45,140
764	Thermo Fisher Scientific, Inc.	160,707
778	Waters Corp.*	146,583

		777,325

	Machinery — 1.0%
862	Snap-on, Inc.	125,205
962	Stanley Black & Decker, Inc.	136,210

		261,415

	Media — 1.0%
1,035	Omnicom Group, Inc.	76,238
634	Time Warner, Inc.	60,103
1,308	Walt Disney Co. (The)	131,232

		267,573

	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
8,437	AGNC Investment Corp.	159,628
12,421	Annaly Capital Management, Inc.	128,806
1,078	Chimera Investment Corp.	18,854
4,442	MFA Financial, Inc.	33,404

SHARES	INVESTMENTS	VALUE($)

	Mortgage Real Estate Investment Trusts (REITs) — continued
7,378	Starwood Property Trust, Inc.	154,643
2,483	Two Harbors Investment Corp.	37,890

		533,225

	Multiline Retail — 0.8%
749	Dollar Tree, Inc.*	71,821
2,033	Target Corp.	147,596

		219,417

	Multi-Utilities — 6.0%
2,551	Ameren Corp.	149,540
4,906	CenterPoint Energy, Inc.	124,269
3,319	CMS Energy Corp.	156,624
1,832	Consolidated Edison, Inc.	146,798
1,940	Dominion Energy, Inc.	129,126
1,580	DTE Energy Co.	166,532
5,737	NiSource, Inc.	139,925
3,075	Public Service Enterprise Group, Inc.	160,361
1,304	Sempra Energy	145,787
1,915	Vectren Corp.	134,567
2,348	WEC Energy Group, Inc.	150,930

		1,604,459

	Oil, Gas & Consumable Fuels — 3.9%
1,312	Chevron Corp.	164,144
2,239	ConocoPhillips	146,654
253	EOG Resources, Inc.	29,897
1,689	Exxon Mobil Corp.	131,320
1,003	Kinder Morgan, Inc.	15,867
2,183	Occidental Petroleum Corp.	168,659
1,623	Phillips 66	180,656
1,761	Valero Energy Corp.	195,348

		1,032,545

	Personal Products — 0.6%
1,150	Estee Lauder Cos., Inc. (The), Class A	170,303

	Pharmaceuticals — 3.3%
2,044	Bristol-Myers Squibb Co.	106,554
1,724	Eli Lilly & Co.	139,765
1,174	Johnson & Johnson	148,499
2,463	Merck & Co., Inc.	144,997
4,392	Pfizer, Inc.	160,791
1,970	Zoetis, Inc.	164,455

		865,061

	Professional Services — 0.5%
1,233	Dun & Bradstreet Corp. (The)	142,177

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — 0.4%
761	Union Pacific Corp.	101,692

	Semiconductors & Semiconductor Equipment — 0.6%
1,471	Texas Instruments, Inc.	149,204

	Software — 2.7%
996	ANSYS, Inc.*	161,013
1,660	CA, Inc.	57,768
954	Intuit, Inc.	176,290
1,707	Microsoft Corp.	159,639
1,805	Synopsys, Inc.*	154,345

		709,055

	Specialty Retail — 1.7%
188	AutoZone, Inc.*	117,410
757	Home Depot, Inc. (The)	139,893
241	O’Reilly Automotive, Inc.*	61,713
1,559	TJX Cos., Inc. (The)	132,281

		451,297

	Textiles, Apparel & Luxury Goods — 1.2%
2,104	NIKE, Inc., Class B	143,893
2,069	VF Corp.	167,320

		311,213

	Thrifts & Mortgage Finance — 0.1%
2,700	TFS Financial Corp.	40,257

	Tobacco — 0.9%
2,110	Altria Group, Inc.	118,392
1,539	Philip Morris International, Inc.	126,198

		244,590

	Water Utilities — 1.0%
1,782	American Water Works Co., Inc.	154,285
3,399	Aqua America, Inc.	119,475

		273,760

	Wireless Telecommunication Services — 1.5%
4,598	Telephone & Data Systems, Inc.	125,663
2,627	T-Mobile US, Inc.*	158,960
2,820	United States Cellular Corp.*	111,588

		396,211

	Total Common Stocks (Cost $26,337,177)	26,480,858

SHARES	INVESTMENTS	VALUE($)
Short-Term Investments — 0.3%
	Investment Companies — 0.3%
68,080	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58%, (a) (b) (Cost $68,080)	68,080

	Total Investments — 100.0% (Cost $26,405,257)	26,548,938
	Other Assets Less Liabilities — 0.0% (c)	4,213

	Net Assets — 100.0%	$26,553,151

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— The rate shown was the current yield as of April 30, 2018.
(c)	— Represents less than 0.05% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.4%
	Aerospace & Defense — 5.0%
1,231	Boeing Co. (The)	410,612
1,039	BWX Technologies, Inc.	70,444
743	General Dynamics Corp.	149,573
583	Harris Corp.	91,193
296	Huntington Ingalls Industries, Inc.	71,990
387	L3 Technologies, Inc.	75,806
635	Lockheed Martin Corp.	203,733
441	Northrop Grumman Corp.	142,020
754	Raytheon Co.	154,525

		1,369,896

	Airlines — 0.2%
455	Copa Holdings SA, Class A (Panama)	53,312

	Auto Components — 0.9%
1,345	BorgWarner, Inc.	65,824
2,963	Gentex Corp.	67,379
412	Lear Corp.	77,032
400	Visteon Corp.*	49,776

		260,011

	Automobiles — 0.5%
319	Tesla, Inc.*	93,754
423	Thor Industries, Inc.	44,897

		138,651

	Banks — 3.0%
13,233	Bank of America Corp.	395,931
931	Citigroup, Inc.	63,559
902	Comerica, Inc.	85,311
95	Commerce Bancshares, Inc.	6,035
650	Synovus Financial Corp.	33,976
3,079	US Bancorp	155,336
1,379	Zions Bancorp	75,500

		815,648

	Beverages — 1.2%
569	Constellation Brands, Inc., Class A	132,651
1,670	Monster Beverage Corp.*	91,850
978	PepsiCo, Inc.	98,719

		323,220

	Biotechnology — 1.3%
3,257	AbbVie, Inc.	314,463
2,284	Exelixis, Inc.*	47,553

		362,016

SHARES	INVESTMENTS	VALUE($)

	Building Products — 0.3%
1,062	AO Smith Corp.	65,154
91	Lennox International, Inc.	17,596

		82,750

	Capital Markets — 4.0%
2,225	BGC Partners, Inc., Class A	29,726
341	BlackRock, Inc.	177,832
636	CBOE Global Markets, Inc.	67,912
836	CME Group, Inc.	131,821
111	FactSet Research Systems, Inc.	20,991
927	Interactive Brokers Group, Inc., Class A	68,783
517	LPL Financial Holdings, Inc.	31,315
288	MarketAxess Holdings, Inc.	57,205
652	Moody’s Corp.	105,754
561	MSCI, Inc.	84,055
780	S&P Global, Inc.	147,108
1,012	SEI Investments Co.	63,989
948	T. Rowe Price Group, Inc.	107,901

		1,094,392

	Chemicals — 2.0%
1,128	Chemours Co. (The)	54,606
2,184	DowDuPont, Inc.	138,116
183	Eastman Chemical Co.	18,681
820	Ecolab, Inc.	118,711
809	FMC Corp.	64,502
2,094	Huntsman Corp.	62,338
133	International Flavors & Fragrances, Inc.	18,788
577	Westlake Chemical Corp.	61,722

		537,464

	Commercial Services & Supplies — 1.5%
491	Cintas Corp.	83,617
1,560	Copart, Inc.*	79,685
1,256	Republic Services, Inc.	81,238
1,279	Rollins, Inc.	62,057
1,426	Waste Management, Inc.	115,920

		422,517

	Communications Equipment — 0.3%
308	Arista Networks, Inc.*	81,481

	Consumer Finance — 0.5%
1,260	American Express Co.	124,425

	Containers & Packaging — 0.6%
292	AptarGroup, Inc.	27,302
637	Avery Dennison Corp.	66,764

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
612	Packaging Corp. of America	70,802

		164,868

	Distributors — 0.2%
474	Pool Corp.	65,796

	Diversified Consumer Services — 0.2%
217	Bright Horizons Family Solutions, Inc.*	20,589
44	Graham Holdings Co., Class B	26,534
547	Service Corp. International	19,971

		67,094

	Diversified Financial Services — 1.1%
1,489	Berkshire Hathaway, Inc., Class B*	288,464

	Diversified Telecommunication Services — 1.4%
6,712	Verizon Communications, Inc.	331,237
1,736	Zayo Group Holdings, Inc.*	63,017

		394,254

	Electric Utilities — 1.4%
848	American Electric Power Co., Inc.	59,343
959	Avangrid, Inc.	50,549
1,151	Eversource Energy	69,348
1,270	NextEra Energy, Inc.	208,165
94	OGE Energy Corp.	3,090

		390,495

	Electronic Equipment, Instruments & Components — 0.8%
596	CDW Corp.	42,489
1,089	Cognex Corp.	50,366
513	Dolby Laboratories, Inc., Class A	30,688
294	IPG Photonics Corp.*	62,631
307	Zebra Technologies Corp., Class A*	41,393

		227,567

	Energy Equipment & Services — 0.2%
2,624	RPC, Inc.	47,258

	Equity Real Estate Investment Trusts (REITs) — 2.4%
594	Alexandria Real Estate Equities, Inc.	73,995
533	CoreSite Realty Corp.	55,485
473	Corporate Office Properties Trust	13,012
761	CyrusOne, Inc.	40,782
957	DCT Industrial Trust, Inc.	62,751
455	Digital Realty Trust, Inc.	48,089
1,902	Duke Realty Corp.	51,544
199	Equinix, Inc.	83,737
335	Equity LifeStyle Properties, Inc.	29,869
1,743	Prologis, Inc.	113,138

SHARES	INVESTMENTS	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
534	SBA Communications Corp.*	85,563

		657,965

	Food & Staples Retailing — 0.4%
1,756	Sysco Corp.	109,820

	Food Products — 0.6%
1,301	Lamb Weston Holdings, Inc.	84,981
864	Pilgrim’s Pride Corp.*	18,663
1,023	Pinnacle Foods, Inc.	61,789

		165,433

	Gas Utilities — 0.2%
748	Atmos Energy Corp.	64,994

	Health Care Equipment & Supplies — 3.5%
284	ABIOMED, Inc.*	85,470
363	Align Technology, Inc.*	90,695
755	Becton Dickinson and Co.	175,062
3,825	Boston Scientific Corp.*	109,854
422	Hill-Rom Holdings, Inc.	36,220
461	IDEXX Laboratories, Inc.*	89,660
336	Intuitive Surgical, Inc.*	148,102
848	ResMed, Inc.	80,255
283	Teleflex, Inc.	75,810
614	West Pharmaceutical Services, Inc.	54,161

		945,289

	Health Care Providers & Services — 4.8%
745	Aetna, Inc.	133,392
692	Anthem, Inc.	163,305
668	Centene Corp.*	72,531
699	Cigna Corp.	120,102
667	HCA Healthcare, Inc.	63,859
453	Humana, Inc.	133,263
481	Laboratory Corp. of America Holdings*	82,131
1,979	UnitedHealth Group, Inc.	467,836
331	WellCare Health Plans, Inc.*	67,908

		1,304,327

	Health Care Technology — 0.1%
258	Veeva Systems, Inc., Class A*	18,094

	Hotels, Restaurants & Leisure — 5.1%
402	Choice Hotels International, Inc.	32,180
811	Darden Restaurants, Inc.	75,309
319	Domino’s Pizza, Inc.	77,112
931	Hilton Grand Vacations, Inc.*	40,033
1,097	Hilton Worldwide Holdings, Inc.	86,488

SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Hotels, Restaurants & Leisure — continued
802	Hyatt Hotels Corp., Class A	61,650
811	International Game Technology plc	22,927
1,456	Las Vegas Sands Corp.	106,768
980	Marriott International, Inc., Class A	133,946
1,754	McDonald’s Corp.	293,690
893	Starbucks Corp.	51,410
311	Vail Resorts, Inc.	71,315
3,185	Wendy’s Co. (The)	53,317
667	Wyndham Worldwide Corp.	76,178
483	Wynn Resorts Ltd.	89,930
1,985	Yum China Holdings, Inc. (China)	84,879
458	Yum! Brands, Inc.	39,892

		1,397,024

	Household Durables — 1.1%
1,754	DR Horton, Inc.	77,421
49	Mohawk Industries, Inc.*	10,284
26	NVR, Inc.*	80,600
2,099	PulteGroup, Inc.	63,726
1,349	Toll Brothers, Inc.	56,874

		288,905

	Household Products — 0.2%
1,442	Church & Dwight Co., Inc.	66,620

	Independent Power and Renewable Electricity Producers — 0.3%
2,707	NRG Energy, Inc.	83,917

	Industrial Conglomerates — 0.5%
734	3M Co.	142,682

	Insurance — 4.5%
1,181	Allstate Corp. (The)	115,525
624	American Financial Group, Inc.	70,649
825	Aon plc	117,538
121	Arch Capital Group Ltd.*	9,696
1,137	Arthur J Gallagher & Co.	79,579
161	Assurant, Inc.	14,944
1,426	Brown & Brown, Inc.	38,830
805	CNA Financial Corp.	40,620
1,156	First American Financial Corp.	59,083
1,885	FNF Group	69,425
117	Hanover Insurance Group, Inc. (The)	13,437
1,554	Hartford Financial Services Group, Inc. (The)	83,667
6	Markel Corp.*	6,780
1,515	Marsh & McLennan Cos., Inc.	123,473
1,280	Old Republic International Corp.	26,112
580	ProAssurance Corp.	27,434

SHARES	INVESTMENTS	VALUE($)

	Insurance — continued
2,080	Progressive Corp. (The)	125,403
438	Reinsurance Group of America, Inc.	65,437
86	Torchmark Corp.	7,460
871	Travelers Cos., Inc. (The)	114,624
131	Validus Holdings Ltd.	8,878

		1,218,594

	Internet & Direct Marketing Retail — 3.6%
363	Amazon.com, Inc.*	568,505
984	Netflix, Inc.*	307,461
2,526	Qurate Retail Group, Inc. QVC Group, Class A*	59,134
785	Wayfair, Inc., Class A*	48,905

		984,005

	Internet Software & Services — 4.7%
458	Alphabet, Inc., Class A*	466,510
3,019	Facebook, Inc., Class A*	519,268
1,169	GoDaddy, Inc., Class A*	75,471
505	IAC/InterActiveCorp*	81,881
1,444	Match Group, Inc.*	68,041
639	VeriSign, Inc.*	75,031

		1,286,202

	IT Services — 6.8%
775	Broadridge Financial Solutions, Inc.	83,088
1,806	Cognizant Technology Solutions Corp., Class A	147,767
1,085	DXC Technology Co.	111,820
327	Fidelity National Information Services, Inc.	31,055
1,556	Fiserv, Inc.*	110,258
604	Jack Henry & Associates, Inc.	72,166
144	Leidos Holdings, Inc.	9,249
2,113	Mastercard, Inc., Class A	376,685
2,891	PayPal Holdings, Inc.*	215,698
1,666	Square, Inc., Class A*	78,868
420	Total System Services, Inc.	35,305
3,981	Visa, Inc., Class A	505,109
891	Worldpay, Inc.*	72,367

		1,849,435

	Leisure Products — 0.2%
635	Hasbro, Inc.	55,937

	Life Sciences Tools & Services — 1.0%
241	Bio-Rad Laboratories, Inc., Class A*	61,144
1,175	Bruker Corp.	34,698
417	IQVIA Holdings, Inc.*	39,932
129	Mettler-Toledo International, Inc.*	72,231

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
336	Waters Corp.*	63,306

		271,311

	Machinery — 1.2%
860	Illinois Tool Works, Inc.	122,137
731	Oshkosh Corp.	52,749
642	Stanley Black & Decker, Inc.	90,901
201	Toro Co. (The)	11,736
809	Xylem, Inc.	58,976

		336,499

	Media — 1.2%
69	Cable One, Inc.	43,823
503	Charter Communications, Inc., Class A*	136,459
962	GCI Liberty, Inc., Class A*	42,905
542	Liberty Broadband Corp., Class C*	38,423
1,487	Live Nation Entertainment, Inc.*	58,692

		320,302

	Metals & Mining — 0.2%
1,202	Southern Copper Corp. (Peru)	63,478

	Mortgage Real Estate Investment Trusts (REITs) — 0.6%
2,152	AGNC Investment Corp.	40,716
5,227	Annaly Capital Management, Inc.	54,204
2,582	Chimera Investment Corp.	45,159
1,739	MFA Financial, Inc.	13,077
760	Two Harbors Investment Corp.	11,598

		164,754

	Multiline Retail — 0.3%
1,158	Kohl’s Corp.	71,935

	Multi-Utilities — 0.9%
2,423	CenterPoint Energy, Inc.	61,374
436	Consolidated Edison, Inc.	34,937
631	DTE Energy Co.	66,507
2,412	NiSource, Inc.	58,829
300	Vectren Corp.	21,081

		242,728

	Oil, Gas & Consumable Fuels — 6.0%
791	Andeavor	109,411
2,529	Chevron Corp.	316,403
612	ConocoPhillips	40,086
1,327	Continental Resources, Inc.*	87,662
631	Diamondback Energy, Inc.*	81,052
1,313	EOG Resources, Inc.	155,157
1,628	HollyFrontier Corp.	98,803

SHARES	INVESTMENTS	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,799	Marathon Petroleum Corp.	134,763
1,942	PBF Energy, Inc., Class A	74,437
1,432	Phillips 66	159,396
1,369	Targa Resources Corp.	64,302
1,457	Valero Energy Corp.	161,625
2,954	Williams Cos., Inc. (The)	76,007
4,660	WPX Energy, Inc.*	79,639

		1,638,743

	Personal Products — 0.7%
821	Estee Lauder Cos., Inc. (The), Class A	121,582
881	Nu Skin Enterprises, Inc., Class A	62,683

		184,265

	Pharmaceuticals — 2.1%
3,524	Johnson & Johnson	445,751
1,469	Zoetis, Inc.	122,632

		568,383

	Professional Services — 0.3%
212	CoStar Group, Inc.*	77,732

	Road & Rail — 0.5%
910	Norfolk Southern Corp.	130,557
145	Old Dominion Freight Line, Inc.	19,410

		149,967

	Semiconductors & Semiconductor Equipment — 5.3%
2,944	Applied Materials, Inc.	146,228
1,033	First Solar, Inc.*	73,250
790	KLA-Tencor Corp.	80,375
570	Lam Research Corp.	105,484
1,035	Microchip Technology, Inc.	86,588
3,244	Micron Technology, Inc.*	149,159
1,353	NVIDIA Corp.	304,290
1,053	NXP Semiconductors NV (Netherlands)*	110,460
1,591	Teradyne, Inc.	51,787
2,156	Texas Instruments, Inc.	218,683
382	Universal Display Corp.	33,635
1,051	Xilinx, Inc.	67,516

		1,427,455

	Software — 7.8%
2,188	Activision Blizzard, Inc.	145,174
1,222	Adobe Systems, Inc.*	270,795
509	ANSYS, Inc.*	82,285
330	Autodesk, Inc.*	41,547
1,724	Cadence Design Systems, Inc.*	69,063
949	Electronic Arts, Inc.*	111,963

SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Software — continued
692	Intuit, Inc.	127,875
5,866	Microsoft Corp.	548,588
797	PTC, Inc.*	65,633
717	Red Hat, Inc.*	116,914
1,805	salesforce.com, Inc.*	218,387
672	ServiceNow, Inc.*	111,646
332	SS&C Technologies Holdings, Inc.	16,484
863	Synopsys, Inc.*	73,795
708	Take-Two Interactive Software, Inc.*	70,595
548	VMware, Inc., Class A*	73,027

		2,143,771

	Specialty Retail — 2.3%
1,246	Best Buy Co., Inc.	95,356
579	Burlington Stores, Inc.*	78,657
2,431	Home Depot, Inc. (The)	449,249
237	Ross Stores, Inc.	19,162

		642,424

	Technology Hardware, Storage & Peripherals — 1.9%
3,088	Apple, Inc.	510,324

	Textiles, Apparel & Luxury Goods — 0.3%
530	PVH Corp.	84,625

	Tobacco — 0.5%
1,740	Philip Morris International, Inc.	142,680

	Trading Companies & Distributors — 0.3%
478	United Rentals, Inc.*	71,700

	Wireless Telecommunication Services — 0.4%
1,153	Telephone & Data Systems, Inc.	31,511
1,494	T-Mobile US, Inc.*	90,402

		121,913

	Total Common Stocks (Cost $26,230,934)	27,185,811

Short-Term Investments — 0.6%
	Investment Companies — 0.6%
151,827	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a) (b) (Cost $151,827)	151,827

	Total Investments — 100.0% (Cost $26,382,761)	27,337,638
	Liabilities in Excess of other assets — 0.0% (c)	(5,677)

	Net Assets — 100.0%	$27,331,961

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— The rate shown was the current yield as of April 30, 2018.
(c)	— Represents less than 0.05% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.6%
	Aerospace & Defense — 3.1%
1,221	Boeing Co. (The)	407,277
1,023	BWX Technologies, Inc.	69,359
394	General Dynamics Corp.	79,316
630	Lockheed Martin Corp.	202,129
818	Spirit AeroSystems Holdings, Inc., Class A	65,743

		823,824

	Banks — 2.3%
618	Bank of Hawaii Corp.	52,042
776	Commerce Bancshares, Inc.	49,292
3,354	US Bancorp	169,209
6,893	Wells Fargo & Co.	358,160

		628,703

	Beverages — 3.0%
1,425	Brown-Forman Corp., Class B	79,857
8,292	Coca-Cola Co. (The)	358,297
1,391	Monster Beverage Corp.*	76,505
2,839	PepsiCo, Inc.	286,569

		801,228

	Biotechnology — 4.2%
2,375	AbbVie, Inc.	229,306
1,418	Amgen, Inc.	247,413
547	Biogen, Inc.*	149,659
877	Celgene Corp.*	76,387
2,659	Gilead Sciences, Inc.	192,059
220	Regeneron Pharmaceuticals, Inc.*	66,810
437	United Therapeutics Corp.*	48,118
774	Vertex Pharmaceuticals, Inc.*	118,546

		1,128,298

	Building Products — 0.2%
325	Allegion plc	25,083
374	AO Smith Corp.	22,945

		48,028

	Capital Markets — 2.0%
633	CBOE Global Markets, Inc.	67,592
711	Eaton Vance Corp.	38,671
337	FactSet Research Systems, Inc.	63,730
1,131	Federated Investors, Inc., Class B	29,937
1,373	Franklin Resources, Inc.	46,188
376	MSCI, Inc.	56,336
441	S&P Global, Inc.	83,173
835	SEI Investments Co.	52,797
778	T. Rowe Price Group, Inc.	88,552

		526,976

SHARES	INVESTMENTS	VALUE($)

	Chemicals — 2.1%
692	Air Products & Chemicals, Inc.	112,305
261	International Flavors & Fragrances, Inc.	36,869
1,126	LyondellBasell Industries NV, Class A	119,052
137	NewMarket Corp.	51,998
874	PPG Industries, Inc.	92,539
912	Praxair, Inc.	139,098

		551,861

	Commercial Services & Supplies — 0.3%
1,544	Copart, Inc.*	78,867

	Communications Equipment — 1.9%
305	Arista Networks, Inc.*	80,688
3,004	Cisco Systems, Inc.	133,047
485	F5 Networks, Inc.*	79,099
2,604	Juniper Networks, Inc.	64,032
672	Motorola Solutions, Inc.	73,806
485	Palo Alto Networks, Inc.*	93,367

		524,039

	Consumer Finance — 0.7%
1,913	American Express Co.	188,909

	Containers & Packaging — 0.2%
524	Avery Dennison Corp.	54,920

	Diversified Consumer Services — 0.3%
2,547	H&R Block, Inc.	70,425

	Diversified Financial Services — 1.9%
2,628	Berkshire Hathaway, Inc., Class B*	509,122

	Diversified Telecommunication Services — 1.8%
6,355	AT&T, Inc.	207,808
5,651	Verizon Communications, Inc.	278,877

		486,685

	Electric Utilities — 1.5%
1,403	American Electric Power Co., Inc.	98,182
1,137	Edison International	74,496
536	Hawaiian Electric Industries, Inc.	18,594
1,007	NextEra Energy, Inc.	165,058
972	PG&E Corp.	44,809

		401,139

	Electrical Equipment — 0.8%
1,966	Emerson Electric Co.	130,562
507	Rockwell Automation, Inc.	83,417

		213,979

	Electronic Equipment, Instruments & Components — 0.1%
495	Dolby Laboratories, Inc., Class A	29,611

SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — 1.5%
2,215	National Oilwell Varco, Inc.	85,654
2,343	Oceaneering International, Inc.	49,766
2,604	RPC, Inc.	46,898
3,070	Schlumberger Ltd.	210,479

		392,797

	Equity Real Estate Investment Trusts (REITs) — 2.8%
850	American Tower Corp.	115,906
432	Camden Property Trust	36,893
745	Equity LifeStyle Properties, Inc.	66,424
913	Equity Residential	56,341
419	Federal Realty Investment Trust	48,541
1,483	Gaming and Leisure Properties, Inc.	50,822
780	Lamar Advertising Co., Class A	49,694
652	Piedmont Office Realty Trust, Inc., Class A	11,684
427	Public Storage	86,160
856	Simon Property Group, Inc.	133,827
1,728	Tanger Factory Outlet Centers, Inc.	37,930
791	Taubman Centers, Inc.	44,280
880	Weingarten Realty Investors	24,174

		762,676

	Food & Staples Retailing — 1.9%
1,089	Costco Wholesale Corp.	214,707
3,366	Walmart, Inc.	297,757

		512,464

	Food Products — 0.6%
1,254	Campbell Soup Co.	51,138
620	Hershey Co. (The)	57,003
1,494	Hormel Foods Corp.	54,157

		162,298

	Gas Utilities — 0.2%
895	National Fuel Gas Co.	45,958
233	UGI Corp.	11,275

		57,233

	Health Care Equipment & Supplies — 1.8%
802	Edwards Lifesciences Corp.*	102,143
457	IDEXX Laboratories, Inc.*	88,882
335	Intuitive Surgical, Inc.*	147,661
753	ResMed, Inc.	71,264
632	Varian Medical Systems, Inc.*	73,053

		483,003

	Health Care Technology — 0.6%
1,347	Cerner Corp.*	78,463

SHARES	INVESTMENTS	VALUE($)

	Health Care Technology — continued
993	Veeva Systems, Inc., Class A*	69,639

		148,102

	Hotels, Restaurants & Leisure — 3.2%
232	Choice Hotels International, Inc.	18,572
760	Darden Restaurants, Inc.	70,574
1,441	Las Vegas Sands Corp.	105,668
970	Marriott International, Inc., Class A	132,580
1,597	McDonald’s Corp.	267,402
964	Six Flags Entertainment Corp.	60,963
3,587	Starbucks Corp.	206,503

		862,262

	Household Durables — 0.1%
817	Leggett & Platt, Inc.	33,129

	Household Products — 1.6%
780	Church & Dwight Co., Inc.	36,036
546	Clorox Co. (The)	63,991
2,242	Colgate-Palmolive Co.	146,246
1,024	Kimberly-Clark Corp.	106,025
1,251	Procter & Gamble Co. (The)	90,497

		442,795

	Independent Power and Renewable Electricity Producers — 0.3%
3,336	Vistra Energy Corp.*	76,228

	Industrial Conglomerates — 0.9%
1,294	3M Co.	251,541

	Insurance — 5.9%
2,668	Aflac, Inc.	121,581
93	Alleghany Corp.	53,444
1,174	Allstate Corp. (The)	114,841
617	American Financial Group, Inc.	69,857
865	Aon plc	123,237
705	Arch Capital Group Ltd.*	56,492
1,131	Arthur J Gallagher & Co.	79,159
2,386	Brown & Brown, Inc.	64,971
945	Chubb Ltd.	128,208
845	Cincinnati Financial Corp.	59,437
314	Erie Indemnity Co., Class A	36,666
47	Markel Corp.*	53,112
1,634	Marsh & McLennan Cos., Inc.	133,171
1,723	Old Republic International Corp.	35,149
904	ProAssurance Corp.	42,759
2,059	Progressive Corp. (The)	124,137
265	Reinsurance Group of America, Inc.	39,591

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Insurance — continued
856	Torchmark Corp.	74,249
869	Travelers Cos., Inc. (The)	114,360
711	WR Berkley Corp.	53,012

		1,577,433

	Internet & Direct Marketing Retail — 0.9%
84	Booking Holdings, Inc.*	182,952
1,296	TripAdvisor, Inc.*	48,496

		231,448

	Internet Software & Services — 4.3%
713	Akamai Technologies, Inc.*	51,086
493	Alphabet, Inc., Class A*	502,160
3,002	Facebook, Inc., Class A*	516,344
633	VeriSign, Inc.*	74,327

		1,143,917

	IT Services — 6.9%
1,469	Accenture plc, Class A	222,113
349	Amdocs Ltd.	23,470
1,270	Automatic Data Processing, Inc.	149,962
767	Broadridge Financial Solutions, Inc.	82,230
1,536	Fiserv, Inc.*	108,841
1,729	International Business Machines Corp.	250,636
601	Jack Henry & Associates, Inc.	71,807
2,092	Mastercard, Inc., Class A	372,941
1,437	Paychex, Inc.	87,039
1,050	Teradata Corp.*	42,966
3,067	Visa, Inc., Class A	389,141
3,128	Western Union Co. (The)	61,778

		1,862,924

	Life Sciences Tools & Services — 1.0%
1,197	Agilent Technologies, Inc.	78,691
273	Bio-Techne Corp.	41,198
127	Mettler-Toledo International, Inc.*	71,111
410	Waters Corp.*	77,248

		268,248

	Machinery — 1.8%
1,551	Allison Transmission Holdings, Inc.	60,473
1,047	Donaldson Co., Inc.	46,340
1,548	Graco, Inc.	68,097
530	IDEX Corp.	70,840
923	Illinois Tool Works, Inc.	131,084
677	Lincoln Electric Holdings, Inc.	56,103
1,059	Toro Co. (The)	61,835

		494,772

SHARES	INVESTMENTS	VALUE($)

	Media — 0.7%
33	Cable One, Inc.	20,959
1,158	Omnicom Group, Inc.	85,298
11,396	Sirius XM Holdings, Inc.	72,137

		178,394

	Metals & Mining — 0.2%
1,034	Newmont Mining Corp.	40,626

	Mortgage Real Estate Investment Trusts (REITs) — 1.0%
3,377	AGNC Investment Corp.	63,893
6,617	Annaly Capital Management, Inc.	68,618
2,159	Chimera Investment Corp.	37,761
5,563	MFA Financial, Inc.	41,834
1,628	Starwood Property Trust, Inc.	34,123
2,117	Two Harbors Investment Corp.	32,305

		278,534

	Multiline Retail — 0.7%
1,273	Nordstrom, Inc.	64,363
1,768	Target Corp.	128,357

		192,720

	Multi-Utilities — 0.9%
1,228	Ameren Corp.	71,986
2,548	CenterPoint Energy, Inc.	64,541
360	Vectren Corp.	25,297
1,208	WEC Energy Group, Inc.	77,650

		239,474

	Oil, Gas & Consumable Fuels — 4.3%
2,075	Cabot Oil & Gas Corp.	49,613
1,909	ConocoPhillips	125,040
5,392	Exxon Mobil Corp.	419,228
1,781	Marathon Petroleum Corp.	133,415
2,131	Occidental Petroleum Corp.	164,641
1,043	Phillips 66	116,096
1,442	Valero Energy Corp.	159,961

		1,167,994

	Personal Products — 0.1%
305	Nu Skin Enterprises, Inc., Class A	21,701

	Pharmaceuticals — 5.7%
3,047	Bristol-Myers Squibb Co.	158,840
1,689	Eli Lilly & Co.	136,927
3,679	Johnson & Johnson	465,357
5,621	Merck & Co., Inc.	330,908
12,062	Pfizer, Inc.	441,590

		1,533,622

SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Professional Services — 0.6%
499	Equifax, Inc.	55,913
1,187	Robert Half International, Inc.	72,110
251	Verisk Analytics, Inc.*	26,719

		154,742

	Road & Rail — 1.1%
581	Landstar System, Inc.	59,059
1,837	Union Pacific Corp.	245,478

		304,537

	Semiconductors & Semiconductor Equipment — 5.4%
2,927	Applied Materials, Inc.	145,384
1,023	First Solar, Inc.*	72,541
8,562	Intel Corp.	441,970
782	KLA-Tencor Corp.	79,561
1,433	Maxim Integrated Products, Inc.	78,098
1,134	NVIDIA Corp.	255,037
1,575	Teradyne, Inc.	51,266
2,385	Texas Instruments, Inc.	241,911
352	Versum Materials, Inc.	12,383
1,253	Xilinx, Inc.	80,493

		1,458,644

	Software — 5.5%
1,210	Adobe Systems, Inc.*	268,136
504	ANSYS, Inc.*	81,477
1,715	Cadence Design Systems, Inc.*	68,703
882	Citrix Systems, Inc.*	90,767
794	Intuit, Inc.	146,723
1,423	Manhattan Associates, Inc.*	61,274
5,807	Microsoft Corp.	543,071
709	Red Hat, Inc.*	115,609
270	Synopsys, Inc.*	23,088
543	VMware, Inc., Class A*	72,360

		1,471,208

	Specialty Retail — 5.3%
1,234	Best Buy Co., Inc.	94,438
573	Burlington Stores, Inc.*	77,842
1,170	Foot Locker, Inc.	50,404
2,172	Gap, Inc. (The)	63,509
2,566	Home Depot, Inc. (The)	474,197
2,040	Lowe’s Cos., Inc.	168,157
328	O’Reilly Automotive, Inc.*	83,991
1,423	Ross Stores, Inc.	115,049
1,199	Signet Jewelers Ltd.	46,617
585	Tiffany & Co.	60,155

SHARES	INVESTMENTS	VALUE($)

	Specialty Retail — continued
1,849	TJX Cos., Inc. (The)	156,888
882	Williams-Sonoma, Inc.	42,160

		1,433,407

	Technology Hardware, Storage & Peripherals — 1.8%
2,972	Apple, Inc.	491,153

	Textiles, Apparel & Luxury Goods — 1.4%
350	Carter’s, Inc.	35,112
757	Michael Kors Holdings Ltd.*	51,794
3,224	NIKE, Inc., Class B	220,489
942	VF Corp.	76,180

		383,575

	Tobacco — 1.4%
4,111	Altria Group, Inc.	230,668
1,928	Philip Morris International, Inc.	158,096

		388,764

	Trading Companies & Distributors — 0.8%
671	MSC Industrial Direct Co., Inc., Class A	58,001
371	Watsco, Inc.	62,113
306	WW Grainger, Inc.	86,093

		206,207

	Total Common Stocks (Cost $26,332,991)	26,775,186

Short-Term Investments — 0.4%
	Investment Companies — 0.4%
117,748	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a) (b) (Cost $117,748)	117,748

	Total Investments — 100.0% (Cost $26,450,739)	26,892,934
	Other Assets Less Liabilities — 0.0% (c)	3,267

	Net Assets — 100.0%	$26,896,201

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— The rate shown was the current yield as of April 30, 2018.
(c)	— Represents less than 0.05% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.7%
	Aerospace & Defense — 1.7%
591	Harris Corp.	92,444
421	L3 Technologies, Inc.	82,465
528	Orbital ATK, Inc.	69,897
1,737	United Technologies Corp.	208,701

		453,507

	Airlines — 1.0%
770	Alaska Air Group, Inc.	49,996
471	Copa Holdings SA, Class A (Panama)	55,187
2,239	Delta Air Lines, Inc.	116,921
2,932	JetBlue Airways Corp.*	56,265

		278,369

	Auto Components — 0.7%
3,002	Gentex Corp.	68,265
1,190	Goodyear Tire & Rubber Co. (The)	29,881
430	Lear Corp.	80,397

		178,543

	Automobiles — 1.4%
11,752	Ford Motor Co.	132,092
3,947	General Motors Co.	145,013
1,151	Harley-Davidson, Inc.	47,341
459	Thor Industries, Inc.	48,718

		373,164

	Banks — 6.1%
1,919	Associated Banc-Corp.	50,758
1,622	Bank of America Corp.	48,530
2,539	BB&T Corp.	134,059
351	BOK Financial Corp.	35,339
646	Cullen/Frost Bankers, Inc.	73,935
3,051	Fifth Third Bancorp	101,202
2,018	FNB Corp.	26,234
4,771	Huntington Bancshares, Inc.	71,136
1,318	PacWest Bancorp	67,534
3,270	People’s United Financial, Inc.	59,808
1,289	PNC Financial Services Group, Inc. (The)	187,691
1,524	Popular, Inc. (Puerto Rico)	70,546
5,100	Regions Financial Corp.	95,370
1,723	SunTrust Banks, Inc.	115,096
9,540	Wells Fargo & Co.	495,698

		1,632,936

	Beverages — 0.2%
728	Molson Coors Brewing Co., Class B	51,863

SHARES	INVESTMENTS	VALUE($)

	Biotechnology — 1.3%
909	Amgen, Inc.	158,602
2,700	Gilead Sciences, Inc.	195,021

		353,623

	Building Products — 0.4%
837	Owens Corning	54,815
1,125	USG Corp.*	45,259

		100,074

	Capital Markets — 1.8%
2,897	Bank of New York Mellon Corp. (The)	157,915
903	Goldman Sachs Group, Inc. (The)	215,212
1,346	Invesco Ltd.	38,994
1,508	Legg Mason, Inc.	59,868

		471,989

	Chemicals — 1.4%
430	Cabot Corp.	24,020
775	CF Industries Holdings, Inc.	30,070
833	Eastman Chemical Co.	85,032
2,121	Huntsman Corp.	63,142
1,153	LyondellBasell Industries NV, Class A	121,907
2,237	Mosaic Co. (The)	60,287

		384,458

	Commercial Services & Supplies — 0.4%
2,587	Pitney Bowes, Inc.	26,439
1,272	Republic Services, Inc.	82,273

		108,712

	Communications Equipment — 2.3%
1,173	ARRIS International plc*	31,671
10,764	Cisco Systems, Inc.	476,738
2,711	Juniper Networks, Inc.	66,663
384	Motorola Solutions, Inc.	42,175

		617,247

	Construction & Engineering — 0.4%
1,881	AECOM*	64,782
828	Fluor Corp.	48,810

		113,592

	Consumer Finance — 0.8%
1,507	Capital One Financial Corp.	136,564
4,812	Navient Corp.	63,807

		200,371

	Containers & Packaging — 1.3%
1,350	Bemis Co., Inc.	58,415
4,248	Graphic Packaging Holding Co.	60,746

SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
651	Packaging Corp. of America	75,314
584	Silgan Holdings, Inc.	16,393
1,187	Sonoco Products Co.	60,964
1,341	WestRock Co.	79,334

		351,166

	Distributors — 0.3%
793	Genuine Parts Co.	70,038

	Diversified Consumer Services — 0.3%
50	Graham Holdings Co., Class B	30,153
1,473	H&R Block, Inc.	40,728

		70,881

	Diversified Telecommunication Services — 1.9%
7,307	AT&T, Inc.	238,939
2,106	CenturyLink, Inc.	39,130
4,395	Verizon Communications, Inc.	216,893

		494,962

	Electric Utilities — 2.2%
1,022	Avangrid, Inc.	53,870
653	Duke Energy Corp.	52,344
771	Eversource Energy	46,453
3,392	Exelon Corp.	134,595
281	FirstEnergy Corp.	9,666
2,018	Great Plains Energy, Inc.	66,049
1,648	Hawaiian Electric Industries, Inc.	57,169
1,121	OGE Energy Corp.	36,847
2,362	PG&E Corp.	108,888
185	Pinnacle West Capital Corp.	14,893
558	PPL Corp.	16,238

		597,012

	Electrical Equipment — 1.4%
1,556	Eaton Corp. plc	116,747
2,029	Emerson Electric Co.	134,746
532	Hubbell, Inc.	55,253
857	Regal Beloit Corp.	61,018

		367,764

	Electronic Equipment, Instruments & Components — 0.8%
819	Arrow Electronics, Inc.*	61,212
1,442	Avnet, Inc.	56,569
3,338	Corning, Inc.	90,193
560	Jabil, Inc.	14,896

		222,870

SHARES	INVESTMENTS	VALUE($)

	Energy Equipment & Services — 0.5%
669	Helmerich & Payne, Inc.	46,529
1,693	Oceaneering International, Inc.	35,959
3,970	Transocean Ltd.*	49,109

		131,597

	Equity Real Estate Investment Trusts (REITs) — 2.4%
2,019	Apple Hospitality REIT, Inc.	36,322
2,468	Brandywine Realty Trust	39,759
2,067	Brixmor Property Group, Inc.	30,778
2,726	Colony NorthStar, Inc., Class A	16,656
1,032	Columbia Property Trust, Inc.	22,044
2,465	CoreCivic, Inc.	49,694
597	EPR Properties	32,847
1,987	Hospitality Properties Trust	49,437
3,713	Kimco Realty Corp.	53,876
3,912	Medical Properties Trust, Inc.	49,995
1,982	Omega Healthcare Investors, Inc.	51,492
2,426	Park Hotels & Resorts, Inc.	69,820
781	Piedmont Office Realty Trust, Inc., Class A	13,996
2,729	Retail Properties of America, Inc., Class A	31,493
1,543	Senior Housing Properties Trust	24,024
1,215	Ventas, Inc.	62,475

		634,708

	Food & Staples Retailing — 1.8%
8,504	Rite Aid Corp.*	14,202
2,289	Walgreens Boots Alliance, Inc.	152,104
3,444	Walmart, Inc.	304,656

		470,962

	Food Products — 2.1%
2,425	Archer-Daniels-Midland Co.	110,046
953	Bunge Ltd.	68,835
3,034	Flowers Foods, Inc.	68,599
1,840	General Mills, Inc.	80,482
310	Ingredion, Inc.	37,538
638	JM Smucker Co. (The)	72,783
1,271	Pilgrim’s Pride Corp.*	27,454
1,231	Tyson Foods, Inc., Class A	86,293

		552,030

	Health Care Equipment & Supplies — 2.5%
1,151	Abbott Laboratories	66,908
1,595	Baxter International, Inc.	110,852
606	Becton Dickinson and Co.	140,513
204	DENTSPLY SIRONA, Inc.	10,269
547	Hill-Rom Holdings, Inc.	46,949

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
2,771	Medtronic plc	222,040
603	Zimmer Biomet Holdings, Inc.	69,448

		666,979

	Health Care Providers & Services — 5.7%
918	Aetna, Inc.	164,368
716	Anthem, Inc.	168,969
1,217	Cardinal Health, Inc.	78,095
724	Cigna Corp.	124,398
2,411	CVS Health Corp.	168,360
216	Express Scripts Holding Co.*	16,351
420	Humana, Inc.	123,555
492	LifePoint Health, Inc.*	23,567
558	McKesson Corp.	87,165
657	MEDNAX, Inc.*	30,163
1,032	Patterson Cos., Inc.	24,025
731	Quest Diagnostics, Inc.	73,977
1,600	UnitedHealth Group, Inc.	378,240
610	Universal Health Services, Inc., Class B	69,662

		1,530,895

	Hotels, Restaurants & Leisure — 1.0%
1,633	Carnival Corp.	102,977
1,099	International Game Technology plc	31,069
593	Royal Caribbean Cruises Ltd.	64,156
676	Wyndham Worldwide Corp.	77,206

		275,408

	Household Durables — 1.3%
1,178	Garmin Ltd.	69,113
841	Leggett & Platt, Inc.	34,103
1,487	Lennar Corp., Class A	78,647
912	Newell Brands, Inc.	25,199
2,173	PulteGroup, Inc.	65,972
331	Toll Brothers, Inc.	13,955
558	Tupperware Brands Corp.	24,865
299	Whirlpool Corp.	46,330

		358,184

	Household Products — 1.3%
4,764	Procter & Gamble Co. (The)	344,628

	Independent Power and Renewable Electricity Producers — 0.3%
3,414	Vistra Energy Corp.*	78,010

	Industrial Conglomerates — 1.1%
661	Carlisle Cos., Inc.	71,210
16,431	General Electric Co.	231,184

		302,394

SHARES	INVESTMENTS	VALUE($)

	Insurance — 4.8%
2,044	Aflac, Inc.	93,145
1,120	Aspen Insurance Holdings Ltd. (Bermuda)	47,544
423	Assurant, Inc.	39,263
1,745	Assured Guaranty Ltd.	63,326
981	Axis Capital Holdings Ltd.	57,585
271	Everest Re Group Ltd.	63,053
1,171	First American Financial Corp.	59,850
192	Hanover Insurance Group, Inc. (The)	22,051
1,134	Lincoln National Corp.	80,106
877	Mercury General Corp.	40,105
2,986	MetLife, Inc.	142,343
3,261	Old Republic International Corp.	66,524
1,322	Principal Financial Group, Inc.	78,289
673	ProAssurance Corp.	31,833
1,282	Prudential Financial, Inc.	136,302
462	Reinsurance Group of America, Inc.	69,023
876	Travelers Cos., Inc. (The)	115,282
1,401	Unum Group	67,780

		1,273,404

	Internet & Direct Marketing Retail — 0.1%
486	Liberty Expedia Holdings, Inc., Class A*	19,829

	Internet Software & Services — 0.2%
848	Akamai Technologies, Inc.*	60,759

	IT Services — 1.9%
1,072	Amdocs Ltd.	72,092
782	DXC Technology Co.	80,593
2,023	International Business Machines Corp.	293,254
763	Leidos Holdings, Inc.	49,008

		494,947

	Machinery — 3.5%
1,651	Allison Transmission Holdings, Inc.	64,372
702	Crane Co.	58,715
639	Cummins, Inc.	102,150
858	Dover Corp.	79,537
1,118	Ingersoll-Rand plc	93,789
755	Oshkosh Corp.	54,481
1,452	PACCAR, Inc.	92,449
545	Parker-Hannifin Corp.	89,718
1,137	Pentair plc (United Kingdom)	76,497
613	Stanley Black & Decker, Inc.	86,795
1,408	Timken Co. (The)	60,192
1,839	Trinity Industries, Inc.	58,609

		917,304

SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Media — 4.6%
9,426	Comcast Corp., Class A	295,882
1,762	Discovery, Inc., Class A*	41,671
1,066	DISH Network Corp., Class A*	35,764
2,792	Interpublic Group of Cos., Inc. (The)	65,863
948	John Wiley & Sons, Inc., Class A	62,521
1,084	Lions Gate Entertainment Corp., Class A	26,981
1,070	Omnicom Group, Inc.	78,816
3,876	TEGNA, Inc.	40,970
1,925	Time Warner, Inc.	182,490
1,914	Viacom, Inc., Class B	57,726
3,344	Walt Disney Co. (The)	335,504

		1,224,188

	Metals & Mining — 0.9%
1,479	Nucor Corp.	91,136
757	Reliance Steel & Aluminum Co.	66,556
1,652	Steel Dynamics, Inc.	74,026

		231,718

	Mortgage Real Estate Investment Trusts (REITs) — 1.6%
3,874	AGNC Investment Corp.	73,296
7,831	Annaly Capital Management, Inc.	81,207
3,693	Chimera Investment Corp.	64,591
8,601	MFA Financial, Inc.	64,679
3,252	Starwood Property Trust, Inc.	68,162
4,133	Two Harbors Investment Corp.	63,070

		415,005

	Multiline Retail — 1.3%
1,173	Kohl’s Corp.	72,867
2,466	Macy’s, Inc.	76,618
1,171	Nordstrom, Inc.	59,206
1,810	Target Corp.	131,406

		340,097

	Multi-Utilities — 0.6%
1,230	Consolidated Edison, Inc.	98,560
1,551	SCANA Corp.	57,030

		155,590

	Oil, Gas & Consumable Fuels — 5.9%
542	Andeavor	74,970
3,428	Chevron Corp.	428,877
422	ConocoPhillips	27,641
5,727	Exxon Mobil Corp.	445,274
1,577	HollyFrontier Corp.	95,708
5,442	Kinder Morgan, Inc.	86,093
1,201	Marathon Oil Corp.	21,918

SHARES	INVESTMENTS	VALUE($)

	Oil, Gas & Consumable Fuel — continued
1,457	Marathon Petroleum Corp.	109,144
1,147	PBF Energy, Inc., Class A	43,965
1,024	Targa Resources Corp.	48,097
1,467	Valero Energy Corp.	162,734
592	World Fuel Services Corp.	12,710

		1,557,131

	Paper & Forest Products — 0.2%
1,266	Domtar Corp.	55,577

	Personal Products — 0.2%
888	Nu Skin Enterprises, Inc., Class A	63,181

	Pharmaceuticals — 4.6%
3,352	Johnson & Johnson	423,994
1,846	Mallinckrodt plc*	23,998
5,924	Merck & Co., Inc.	348,746
11,996	Pfizer, Inc.	439,174

		1,235,912

	Professional Services — 0.6%
600	ManpowerGroup, Inc.	57,432
1,497	Nielsen Holdings plc	47,081
799	Robert Half International, Inc.	48,539

		153,052

	Road & Rail — 1.5%
496	Genesee & Wyoming, Inc., Class A*	35,315
743	Kansas City Southern	79,226
958	Norfolk Southern Corp.	137,444
631	Ryder System, Inc.	42,549
814	Union Pacific Corp.	108,775

		403,309

	Semiconductors & Semiconductor Equipment — 7.3%
1,096	Analog Devices, Inc.	95,736
2,810	Applied Materials, Inc.	139,573
10,059	Intel Corp.	519,246
800	KLA-Tencor Corp.	81,392
590	Lam Research Corp.	109,185
1,903	Marvell Technology Group Ltd. (Bermuda)	38,174
1,467	Maxim Integrated Products, Inc.	79,951
2,634	Micron Technology, Inc.*	121,111
802	NXP Semiconductors NV (Netherlands)*	84,130
2,214	ON Semiconductor Corp.*	48,885
3,603	QUALCOMM, Inc.	183,789
692	Skyworks Solutions, Inc.	60,038
1,580	Teradyne, Inc.	51,429
2,348	Texas Instruments, Inc.	238,158

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
1,223	Xilinx, Inc.	78,565

		1,929,362

	Software — 3.8%
2,206	CA, Inc.	76,769
5,943	Microsoft Corp.	555,789
6,838	Oracle Corp.	312,292
2,172	Symantec Corp.	60,360

		1,005,210

	Specialty Retail — 1.9%
860	AutoNation, Inc.*	39,723
1,859	Bed Bath & Beyond, Inc.	32,458
1,263	Best Buy Co., Inc.	96,657
1,083	Dick’s Sporting Goods, Inc.	35,837
1,101	Foot Locker, Inc.	47,431
2,453	GameStop Corp., Class A	33,484
2,223	Gap, Inc. (The)	65,001
789	Penske Automotive Group, Inc.	35,584
748	Signet Jewelers Ltd.	29,082
1,671	Urban Outfitters, Inc.*	67,291
695	Williams-Sonoma, Inc.	33,221

		515,769

	Technology Hardware, Storage & Peripherals — 3.9%
3,129	Apple, Inc.	517,099
6,079	Hewlett Packard Enterprise Co.	103,647
5,620	HP, Inc.	120,774
1,063	NCR Corp.*	32,708
1,446	NetApp, Inc.	96,275
1,223	Western Digital Corp.	96,360
2,054	Xerox Corp.	64,598

		1,031,461

	Textiles, Apparel & Luxury Goods — 1.3%
1,717	Hanesbrands, Inc.	31,713
927	Michael Kors Holdings Ltd.*	63,425
537	PVH Corp.	85,743
593	Ralph Lauren Corp.	65,141
1,654	Tapestry, Inc.	88,936

		334,958

	Thrifts & Mortgage Finance — 0.2%
5,025	New York Community Bancorp, Inc.	59,697

	Trading Companies & Distributors — 0.6%
502	MSC Industrial Direct Co., Inc., Class A	43,393
610	WESCO International, Inc.*	36,325

SHARES	INVESTMENTS	VALUE($)

	Thrifts & Mortgage Finance — continued
313	WW Grainger, Inc.	88,063

		167,781

	Transportation Infrastructure — 0.1%
938	Macquarie Infrastructure Corp.	35,550

	Total Common Stocks (Cost $26,412,644)	26,519,727

Short-Term Investments — 0.3%
	Investment Companies — 0.3%
72,576	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a) (b) (Cost $72,576)	72,576

	Total Investments — 100.0% (Cost $26,485,220)	26,592,303
	Other Assets Less Liabilities — 0.0% (c)	7,264

	Net Assets — 100.0%	$26,599,567

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)	— Affiliated company as defined under the Investment Company Act of 1940.
(b)	— The rate shown was the current yield as of April 30, 2018.
(c)	— Represents less than 0.05% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
ASSETS:
Investments in non-affiliates, at value	$233,430,479	$—	$78,451,868
Investments in affiliates, at value	947,561	30,028,573	—
Restricted cash	122,135	—	—
Cash	113,194	9,800	225,790
Foreign currency, at value	229,471	—	116,821
Segregated cash balance with Authorized Participant for deposit securities	21,842	—	—
Prepaid Expenses	15,003	1,389	3,028
Receivables:
Dividends from non-affiliates	235,785	—	193,110
Dividends from affiliates	620	—	—
Tax reclaims	—	—	290,311
Unrealized appreciation on forward foreign currency exchange contracts	—	683,650	—
Due from Adviser	—	10,950	—

Total Assets	235,116,090	30,734,362	79,280,928

LIABILITIES:
Payables:
Investment securities purchased	—	643,572	—
Unrealized depreciation on forward foreign currency exchange contracts	—	27,622	—
Accrued liabilities:
Investment advisory fees	46,928	4,388	16,098
Administration fees	15,398	2,034	5,487
Custodian, Accounting and Transfer Agent fees	190,313	5,842	39,503
Trustees’ and Chief Compliance Officer’s fees	—	1,333	2,823
Deferred foreign capital gains tax	317,714	—	—
Professional Fees	26,125	23,075	51,592
Collateral upon return of deposit securities	21,842	—	—
Other	12,010	6,919	2,996

Total Liabilities	630,330	714,785	118,499

Net Assets	$234,485,760	$30,019,577	$79,162,429

NET ASSETS:
Paid-in-Capital	$215,385,136	$27,087,053	$66,250,524
Accumulated undistributed (distributions in excess of) net investment income	572,973	54,762	477,978
Accumulated net realized gains (losses)	(5,712,921)	(2,149,957)	(17,635)
Net unrealized appreciation (depreciation)	24,240,572	5,027,719	12,451,562

Total Net Assets	$234,485,760	$30,019,577	$79,162,429

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	4,000,000	1,050,000	1,300,000

Net asset value, per share	$58.62	$28.59	$60.89

Cost of investments in non-affiliates	$208,869,243	$—	$66,007,187
Cost of investments in affiliates	947,561	25,656,882	—
Cost of foreign currency	229,496	—	117,854

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	129

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited) (continued)

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$228,954,356	$—	$1,528,208,353
Investments in affiliates, at value	182,981	34,323,788	3,570,626
Restricted cash	53,900	—	36,000
Cash	108,779	13,540	3,205,811
Foreign currency, at value	213,331	—	962,928
Prepaid Expenses	12,156	3,661	80,819
Receivables:
Investment securities sold	301,957	—	1,444,823
Dividends from non-affiliates	695,926	—	6,474,496
Dividends from affiliates	399	—	4,663
Tax reclaims	79,439	—	730,336
Unrealized appreciation on forward foreign currency exchange contracts	—	718,472	—
Due from Adviser	—	12,678	—

Total Assets	230,603,224	35,072,139	1,544,718,855

LIABILITIES:
Payables:
Investment securities purchased	—	414,961	2,964,934
Unrealized depreciation on forward foreign currency exchange contracts	—	42,438	—
Accrued liabilities:
Investment advisory fees	46,845	3,676	295,692
Administration fees	16,597	2,359	104,987
Custodian, Accounting and Transfer Agent fees	72,614	2,311	96,053
Trustees’ and Chief Compliance Officer’s fees	341	1,425	9,405
Professional Fees	73,359	20,614	117,291
Other	3,302	8,906	75,594

Total Liabilities	213,058	496,690	3,663,956

Net Assets	$230,390,166	$34,575,449	$1,541,054,899

NET ASSETS:
Paid-in-Capital	$213,464,870	$28,666,416	$1,383,515,864
Accumulated undistributed (distributions in excess of) net investment income	765,735	22,357	5,227,051
Accumulated net realized gains (losses)	(2,471,473)	29,048	(780,894)
Net unrealized appreciation (depreciation)	18,631,034	5,857,628	153,092,878

Total Net Assets	$230,390,166	$34,575,449	$1,541,054,899

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	3,700,000	1,150,000	25,600,000

Net asset value, per share	$62.27	$30.07	$60.20

Cost of investments in non-affiliates	$210,314,957	$—	$1,375,015,602
Cost of investments in affiliates	182,981	29,142,199	3,570,626
Cost of foreign currency	213,305	—	967,107

SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$498,926,088	$94,333,435	$70,245,073
Investments in affiliates, at value	2,446,359	403,004	268,428
Restricted cash	10,150	3,000	8,400
Prepaid Expenses	30,591	5,737	772
Receivables:
Dividends from non-affiliates	435,312	49,340	21,661
Dividends from affiliates	2,917	563	424
Due from Adviser	—	—	522

Total Assets	501,851,417	94,795,079	70,545,280

LIABILITIES:
Payables:
Due to custodian	—	—	96
Accrued liabilities:
Investment advisory fees	5,903	5,875	—
Administration fees	34,581	6,637	4,907
Custodian, Accounting and Transfer Agent fees	12,963	3,994	24,510
Trustees’ and Chief Compliance Officer’s fees	2,735	1,426	697
Professional Fees	21,125	25,043	24,447
Other	22,661	17,627	9,869

Total Liabilities	99,968	60,602	64,526

Net Assets	$501,751,449	$94,734,477	$70,480,754

NET ASSETS:
Paid-in-Capital	$469,093,901	$86,656,025	$64,838,687
Accumulated undistributed (distributions in excess of) net investment income	1,071,871	181,057	135,748
Accumulated net realized gains (losses)	395,628	662,907	190,472
Net unrealized appreciation (depreciation)	31,190,049	7,234,488	5,315,847

Total Net Assets	$501,751,449	$94,734,477	$70,480,754

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	7,200,000	1,500,000	2,400,000

Net asset value, per share	$69.69	$63.16	$29.37

Cost of investments in non-affiliates	$467,736,039	$87,098,947	$64,929,226
Cost of investments in affiliates	2,446,359	403,004	268,428

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	131

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited) (continued)

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF
ASSETS:
Investments in non-affiliates, at value	$26,046,067	$26,480,858	$27,185,811
Investments in affiliates, at value	74,097	68,080	151,827
Restricted cash	—	600	—
Deferred offering costs	2,140	3,028	2,142
Prepaid Expenses	778	774	856
Receivables:
Dividends from non-affiliates	44,218	21,846	14,673
Dividends from affiliates	149	137	112
Due from Adviser	7,115	7,166	7,230

Total Assets	26,174,564	26,582,489	27,362,651

LIABILITIES:
Accrued liabilities:
Administration fees	1,821	1,853	1,907
Custodian, Accounting and Transfer Agent fees	4,128	4,973	6,316
Trustees’ and Chief Compliance Officer’s fees	304	339	277
Professional Fees	21,068	21,085	21,046
Other	1,246	1,088	1,144

Total Liabilities	28,567	29,338	30,690

Net Assets	$26,145,997	$26,553,151	$27,331,961

NET ASSETS:
Paid-in-Capital	$26,303,329	$26,278,543	$26,261,922
Accumulated undistributed (distributions in excess of) net investment income	112,169	64,839	36,285
Accumulated net realized gains (losses)	208,996	66,088	78,877
Net unrealized appreciation (depreciation)	(478,497)	143,681	954,877

Total Net Assets	$26,145,997	$26,553,151	$27,331,961

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	1,050,000	1,050,000	1,050,000

Net asset value, per share	$24.90	$25.29	$26.03

Cost of investments in non-affiliates	$26,524,564	$26,337,177	$26,230,934
Cost of investments in affiliates	74,097	68,080	151,827

SEE NOTES TO FINANCIAL STATEMENTS.

132	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$26,775,186	$26,519,727
Investments in affiliates, at value	117,748	72,576
Restricted cash	600	—
Deferred offering costs	2,136	2,143
Prepaid Expenses	836	825
Receivables:
Dividends from non-affiliates	22,743	27,231
Dividends from affiliates	120	154
Due from Adviser	7,477	7,340

Total Assets	26,926,846	26,629,996

LIABILITIES:
Accrued liabilities:
Administration fees	1,884	1,867
Custodian, Accounting and Transfer Agent fees	6,218	6,109
Trustees’ and Chief Compliance Officer’s fees	287	280
Professional Fees	21,089	21,031
Other	1,167	1,142

Total Liabilities	30,645	30,429

Net Assets	$26,896,201	$26,599,567

NET ASSETS:
Paid-in-Capital	$26,328,818	$26,258,194
Accumulated undistributed (distributions in excess of) net investment income	59,420	67,576
Accumulated net realized gains (losses)	65,768	166,714
Net unrealized appreciation (depreciation)	442,195	107,083

Total Net Assets	$26,896,201	$26,599,567

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	1,050,000	1,050,000

Net asset value, per share	$25.62	$25.33

Cost of investments in non-affiliates	$26,332,991	$26,412,644
Cost of investments in affiliates	117,748	72,576

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	133

STATEMENTS OF OPERATIONS

AS OF APRIL 30, 2018 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,842,823		$—	$1,372,805
Dividend income from affiliates	2,308		879,506	—
Interest income from non-affiliates	—		—	210
Interest income from affiliates	—		—	50
Foreign taxes withheld	(135,315)		—	(141,389)

Total investment income	1,709,816		879,506	1,231,676

EXPENSES:
Investment advisory fees (Note 3.A)	415,970		48,298	117,506
Administration fees (Note 3.B)	80,359		12,441	33,294
Professional fees	45,907		16,273	36,870
Trustees’ and Chief Compliance Officer’s fees	9,673		3,250	7,910
Printing and mailing costs	11,915		1,770	3,835
Registration and filing fees	9,004		3,643	6,552
Custodian, Accounting and Transfer Agent fees (Note 3.C)	306,559		15,549	30,852
Insurance expense	8,688		1,421	3,325
Other	8,480		6,614	4,182

Total expenses	896,555		109,259	244,326

Less fees waived (Note 3.E)	(367,376)		(60,738)	(75,835)
Less expense reimbursements from affiliates (Note 3.E)	—		(39,879)	—
Less expense reimbursements from non-affiliates (Note 3.E)	(102,900)		—	—

Net expenses	426,279		8,642	168,491

Net investment income (loss)	1,283,537		870,864	1,063,185

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(263,657	)(a)	—	256,275
Investments in affiliates	—		232,512	—
Futures	168,163		—	(26,023)
Foreign currency transactions	1,013		848	10,343
Forward foreign currency exchange contracts	169		(707,300)	—

Net realized gain (loss)	(94,312)		(473,940)	240,595

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,899,765	(b)	—	696,344
Investments in affiliates	—		(373,329)	—
Foreign currency translations	(312)		—	1,030
Forward foreign currency exchange contracts	—		139,752	—

Change in net unrealized appreciation/depreciation	4,899,453		(233,577)	697,374

Net realized/unrealized gains (losses)	4,805,141		(707,517)	937,969

Change in net assets resulting from operations	$6,088,678		$163,347	$2,001,154

(a)	Net of foreign capital gains tax of approximately $16,650.
(b)	Net change in foreign capital gains tax of approximately $77,685.

SEE NOTES TO FINANCIAL STATEMENTS.

134	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$2,572,937	$—	$20,674,612
Dividend income from affiliates	3,915	1,042,143	37,796
Interest income from non-affiliates	96	—	2,248
Interest income from affiliates	176	50	89
Foreign taxes withheld	(201,552)	—	(1,823,973)

Total investment income	2,375,572	1,042,193	18,890,772

EXPENSES:
Investment advisory fees (Note 3.A)	212,427	54,475	1,605,241
Administration fees (Note 3.B)	75,236	17,150	568,535
Interest expense to non-affiliates	—	—	41
Interest expense to affiliates	179	358	1,414
Professional fees	37,725	17,962	130,350
Trustees’ and Chief Compliance Officer’s fees	10,863	4,140	90,443
Printing and mailing costs	8,234	3,313	69,004
Registration and filing fees	6,929	6,081	46,449
Custodian, Accounting and Transfer Agent fees (Note 3.C)	158,710	14,940	291,736
Insurance expense	5,489	2,954	50,963
Other	5,594	5,992	28,366

Total expenses	521,386	127,365	2,882,542

Less fees waived (Note 3.E)	(68,720)	(71,624)	(3,638)
Less expense reimbursements from affiliates (Note 3.E)	—	(43,571)	—
Less expense reimbursements from non-affiliates (Note 3.E)	(115,500)	—	(100,800)

Net expenses	337,166	12,170	2,778,104

Net investment income (loss)	2,038,406	1,030,023	16,112,668

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	604,870	(2,368,230)	8,653,812
Investments in affiliates	—	2,467,406	—
In-kind redemptions in non-affiliates	(1,632,510)	—	—
In-kind redemptions in affiliates	—	2,368,263	—
Futures	21,386	—	188,114
Foreign currency transactions	(41,669)	(1)	273,320
Forward foreign currency exchange contracts	(5,779)	(1,477,588)	(236,110)

Net realized gain (loss)	(1,053,702)	989,850	8,879,136

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,635,360	—	24,771,622
Investments in affiliates	—	(1,446,692)	—
Futures	—	—	(135,909)
Foreign currency translations	(4,852)	5	(90,790)
Forward foreign currency exchange contracts	—	215,041	—

Change in net unrealized appreciation/depreciation	4,630,508	(1,231,646)	24,544,923

Net realized/unrealized gains (losses)	3,576,806	(241,796)	33,424,059

Change in net assets resulting from operations	$5,615,212	$788,227	$49,536,727

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	135

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2018 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$4,337,596	$753,738	$441,838
Dividend income from affiliates	14,079	3,199	2,221

Total investment income	4,351,675	756,937	444,059

EXPENSES:
Investment advisory fees (Note 3.A)	500,007	101,586	89,571
Administration fees (Note 3.B)	184,787	35,979	26,254
Professional fees	54,271	25,022	30,014
Trustees’ and Chief Compliance Officer’s fees	29,701	6,580	4,576
Printing and mailing costs	22,924	5,867	1,487
Registration and filing fees	18,507	8,066	7,418
Custodian, Accounting and Transfer Agent fees (Note 3.C)	40,157	21,827	35,443
Insurance expense	19,363	3,954	3,078
Offering costs (Note 2.F)	—	—	39
Other	11,595	4,621	3,805

Total expenses	881,312	213,502	201,685

Less fees waived (Note 3.E)	(445,800)	(104,539)	(97,505)
Less expense reimbursements from non-affiliates (Note 3.E)	(23,200)	(7,500)	(14,700)

Net expenses	412,312	101,463	89,480

Net investment income (loss)	3,939,363	655,474	354,579

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,236,131	710,794	462,778
Futures	103,798	(907)	22,802

Net realized gain (loss)	2,339,929	709,887	485,580

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,522,778	949,717	624,388
Futures	(23,608)	—	(11,914)

Change in net unrealized appreciation/depreciation	3,499,170	949,717	612,474

Net realized/unrealized gains (losses)	5,839,099	1,659,604	1,098,054

Change in net assets resulting from operations	$9,778,462	$2,315,078	$1,452,633

SEE NOTES TO FINANCIAL STATEMENTS.

136	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan U.S. Dividend ETF (a)	JPMorgan U.S. Minimum Volatility ETF (a)	JPMorgan U.S. Momentum Factor ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$473,142	$285,387	$203,903
Dividend income from affiliates	695	638	568

Total investment income	473,837	286,025	204,471

EXPENSES:
Investment advisory fees (Note 3.A)	28,761	28,292	29,630
Administration fees (Note 3.B)	10,629	10,456	10,950
Professional fees	23,870	23,871	23,870
Trustees’ and Chief Compliance Officer’s fees	1,910	1,907	1,915
Printing and mailing costs	3,258	3,263	3,265
Registration and filing fees	6,680	6,680	6,680
Custodian, Accounting and Transfer Agent fees (Note 3.C)	13,719	13,663	16,195
Insurance expense	981	981	981
Offering costs (Note 2.F)	1,928	2,728	1,930
Other	1,077	1,062	1,056

Total expenses	92,813	92,903	96,472

Less fees waived (Note 3.E)	(37,462)	(36,020)	(38,650)
Less expense reimbursements from affiliates (Note 3.E)	(39,225)	(40,994)	(40,822)
Less expense reimbursements from non-affiliates (Note 3.E)	(1,200)	(1,200)	(1,600)

Net expenses	14,926	14,689	15,400

Net investment income (loss)	458,911	271,336	189,071

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
investments in non-affiliates	208,996	66,088	78,877
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(478,497)	143,681	954,877

Net realized/unrealized gains (losses)	(269,501)	209,769	1,033,754

Change in net assets resulting from operations	$189,410	$481,105	$1,222,825

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	137

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2018 (Unaudited) (continued)

	JPMorgan U.S. Quality Factor ETF (a)	JPMorgan U.S. Value Factor ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$277,658	$341,028
Dividend income from affiliates	666	676

Total investment income	278,324	341,704

EXPENSES:
Investment advisory fees (Note 3.A)	28,991	29,547
Administration fees (Note 3.B)	10,714	10,920
Professional fees	23,870	23,870
Trustees’ and Chief Compliance Officer’s fees	1,905	1,918
Printing and mailing costs	3,254	3,267
Registration and filing fees	6,680	6,680
Custodian, Accounting and Transfer Agent fees (Note 3.C)	15,543	16,079
Insurance expense	981	981
Offering costs (Note 2.F)	1,925	1,931
Other	1,062	1,054

Total expenses	94,925	96,247

Less fees waived (Note 3.E)	(37,780)	(38,536)
Less expense reimbursements from affiliates (Note 3.E)	(40,897)	(40,966)
Less expense reimbursements from non-affiliates (Note 3.E)	(1,200)	(1,400)

Net expenses	15,048	15,345

Net investment income (loss)	263,276	326,359

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
investments in non-affiliates	65,768	166,714
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	442,195	107,083

Net realized/unrealized gains (losses)	507,963	273,797

Change in net assets resulting from operations	$771,239	$600,156

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

138	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,283,537	$3,452,670	$870,864	$644,580
Net realized gain (loss)	(94,312)	1,036,538	(473,940)	(771,406)
Change in net unrealized appreciation/depreciation	4,899,453	19,206,880	(233,577)	5,441,723

Change in net assets resulting from operations	6,088,678	23,696,088	163,347	5,314,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,037,440)	(771,056)	(851,015)	(534,400)
From net realized gains	—	—	—	(1,806,320)

Total distributions to shareholders	(4,037,440)	(771,056)	(851,015)	(2,340,720)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	66,693,476	99,006,553	—	1,249,800

NET ASSETS:
Change in net assets	68,744,714	121,931,585	(687,668)	4,223,977
Beginning of period	165,741,046	43,809,461	30,707,245	26,483,268

End of period	$234,485,760	$165,741,046	$30,019,577	$30,707,245

Accumulated undistributed (distributions in excess of) net investment income	$572,973	$3,326,876	$54,762	$34,913

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$66,693,476	$99,006,553	$—	$1,249,800

Total change in net assets resulting from capital transactions	$66,693,476	$99,006,553	$—	$1,249,800

SHARE TRANSACTIONS:
Issued (See Note 4)	1,100,000	2,000,000	—	50,000

Net increase in shares from share transactions	1,100,000	2,000,000	—	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	139

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return Europe Equity ETF		JPMorgan Diversified Return Global Equity ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,063,185	$1,886,817	$2,038,406	$1,650,745
Net realized gain (loss)	240,595	(62,703)	(1,053,702)	2,538,682
Change in net unrealized appreciation/depreciation	697,374	13,101,894	4,630,508	10,668,551

Change in net assets resulting from operations	2,001,154	14,926,008	5,615,212	14,857,978

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,331,082)	(1,338,720)	(2,477,206)	(1,695,420)

Total distributions to shareholders	(2,331,082)	(1,338,720)	(2,477,206)	(1,695,420)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	6,045,436	123,557,090	12,975,579

NET ASSETS:
Change in net assets	(329,928)	19,632,724	126,695,096	26,138,137
Beginning of period	79,492,357	59,859,633	103,695,070	77,556,933

End of period	$79,162,429	$79,492,357	$230,390,166	$103,695,070

Accumulated undistributed (distributions in excess of) net investment income	$477,978	$1,745,875	$765,735	$1,204,535

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$6,045,436	$148,343,378	$23,855,987
Redeemed	—	—	(24,786,288)	(10,880,408)

Total change in net assets resulting from capital transactions	$—	$6,045,436	$123,557,090	$12,975,579

SHARE TRANSACTIONS:
Issued (See Note 4)	—	100,000	2,400,000	400,000
Redeemed (See Note 4)	—	—	(400,000)	(200,000)

Net increase in shares from share transactions	—	100,000	2,000,000	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

140	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan Diversified Return International Currency Hedged ETF		JPMorgan Diversified Return International Equity ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,030,023	$519,793	$16,112,668	$20,245,953
Net realized gain (loss)	989,850	(117,698)	8,879,136	172,051
Change in net unrealized appreciation/depreciation	(1,231,646)	6,562,751	24,544,923	123,143,744

Change in net assets resulting from operations	788,227	6,964,846	49,536,727	143,561,748

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,022,148)	(431,255)	(28,847,054)	(9,230,405)
From net realized gains	—	(918,280)	—	—

Total distributions to shareholders	(1,022,148)	(1,349,535)	(28,847,054)	(9,230,405)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(13,465,097)	16,343,042	360,478,220	555,512,947

NET ASSETS:
Change in net assets	(13,699,018)	21,958,353	381,167,893	689,844,290
Beginning of period	48,274,467	26,316,114	1,159,887,006	470,042,716

End of period	$34,575,449	$48,274,467	$1,541,054,899	$1,159,887,006

Accumulated undistributed (distributions in excess of) net investment income	$22,357	$14,482	$5,227,051	$17,961,437

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$16,343,042	$360,478,220	$581,072,027
Redeemed	(13,465,097)	—	—	(25,559,080)

Total change in net assets resulting from capital transactions	$(13,465,097)	$16,343,042	$360,478,220	$555,512,947

SHARE TRANSACTIONS:
Issued (See Note 4)	—	600,000	6,000,000	10,700,000
Redeemed (See Note 4)	(450,000)	—	—	(500,000)

Net increase in shares from share transactions	(450,000)	600,000	6,000,000	10,200,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	141

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,939,363	$4,296,175	$655,474	$824,382
Net realized gain (loss)	2,339,929	9,029,074	709,887	3,575,389
Change in net unrealized appreciation/depreciation	3,499,170	28,000,601	949,717	5,506,350

Change in net assets resulting from operations	9,778,462	41,325,850	2,315,078	9,906,121

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,538,161)	(1,329,650)	(1,163,798)	(396,160)

Total distributions to shareholders	(6,538,161)	(1,329,650)	(1,163,798)	(396,160)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	142,212,377	190,764,313	31,519,947	16,399,401

NET ASSETS:
Change in net assets	145,452,678	230,760,513	32,671,227	25,909,362
Beginning of period	356,298,771	125,538,258	62,063,250	36,153,888

End of period	$501,751,449	$356,298,771	$94,734,477	$62,063,250

Accumulated undistributed (distributions in excess of) net investment income	$1,071,871	$3,670,669	$181,057	$689,381

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$142,212,377	$266,609,754	$31,519,947	$34,787,448
Redeemed	—	(75,845,441)	—	(18,388,047)

Total change in net assets resulting from capital transactions	$142,212,377	$190,764,313	$31,519,947	$16,399,401

SHARE TRANSACTIONS:
Issued (See Note 4)	2,000,000	4,200,000	500,000	600,000
Redeemed	—	(1,200,000)	—	(300,000)

Net increase in shares from share transactions	2,000,000	3,000,000	500,000	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

142	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	JPMorgan Diversified Return U.S. Small Cap Equity ETF		JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017 (a)	Period Ended April 30, 2018 (Unaudited) (b)	Period Ended April 30, 2018 (Unaudited) (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$354,579	$338,470	$458,911	$271,336
Net realized gain (loss)	485,580	(295,108)	208,996	66,088
Change in net unrealized appreciation/depreciation	612,474	4,703,373	(478,497)	143,681

Change in net assets resulting from operations	1,452,633	4,746,735	189,410	481,105

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(520,621)	(36,680)	(346,742)	(206,497)

Total distributions to shareholders	(520,621)	(36,680)	(346,742)	(206,497)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,537,637	50,301,050	26,303,329	26,278,543

NET ASSETS:
Change in net assets	15,469,649	55,011,105	26,145,997	26,553,151
Beginning of period	55,011,105	—	—	—

End of period	$70,480,754	$55,011,105	$26,145,997	$26,553,151

Accumulated undistributed (distributions in excess of) net investment income	$135,748	$301,790	$112,169	$64,839

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$14,537,637	$50,301,050	$26,303,329	$26,278,543

Total change in net assets resulting from capital transactions	$14,537,637	$50,301,050	$26,303,329	$26,278,543

SHARE TRANSACTIONS:
Issued (See Note 4)	500,000	1,900,000	1,050,000	1,050,000

Net increase in shares from share transactions	500,000	1,900,000	1,050,000	1,050,000

(a)	Commencement of operations was November 15, 2016.
(b)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	143

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
	Period Ended April 30, 2018 (Unaudited) (a)	Period Ended April 30, 2018 (Unaudited) (a)	Period Ended April 30, 2018 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$189,071	$263,276	$326,359
Net realized gain (loss)	78,877	65,768	166,714
Change in net unrealized appreciation/depreciation	954,877	442,195	107,083

Change in net assets resulting from operations	1,222,825	771,239	600,156

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(152,786)	(203,856)	(258,783)

Total distributions to shareholders	(152,786)	(203,856)	(258,783)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,261,922	26,328,818	26,258,194

NET ASSETS:
Change in net assets	27,331,961	26,896,201	26,599,567
Beginning of period	—	—	—

End of period	$27,331,961	$26,896,201	$26,599,567

Accumulated undistributed (distributions in excess of) net investment income	$36,285	$59,420	$67,576

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$26,261,922	$26,328,818	$26,258,194

Total change in net assets resulting from capital transactions	$26,261,922	$26,328,818	$26,258,194

SHARE TRANSACTIONS:
Issued (See Note 4)	1,050,000	1,050,000	1,050,000

Net increase in shares from share transactions	1,050,000	1,050,000	1,050,000

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

144	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain (loss)	Total distributions
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	$57.15	$0.40		$2.43	$2.83	$(1.36)	$—	$(1.36)
Year Ended October 31, 2017	48.68	1.50		7.56	9.06	(0.59)	—	(0.59)
Year Ended October 31, 2016	45.23	1.04		3.72	4.76	(1.31)	—	(1.31)
January 7, 2015 (a) through October 31, 2015	50.00	1.29		(6.06)	(4.77)	—	—	—

JPMorgan Diversified Return Europe Currency Hedged ETF
Six Months Ended April 30, 2018 (Unaudited)	29.24	0.83	(c)	(0.67)	0.16	(0.81)	—	(0.81)
Year Ended October 31, 2017	26.48	0.62	(c)(k)	4.48	5.10	(0.53)	(1.81)	(2.34)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07	)(c)	1.55	1.48	—	—	—

JPMorgan Diversified Return Europe Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	61.15	0.82		0.71	1.53	(1.79)	—	(1.79)
Year Ended October 31, 2017	49.88	1.57		10.82	12.39	(1.12)	—	(1.12)
December 18, 2015 (a) through October 31, 2016	50.00	1.39		(1.51)	(0.12)	— (j)	—	— (j)

JPMorgan Diversified Return Global Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	61.00	0.71		1.61	2.32	(1.05)	—	(1.05)
Year Ended October 31, 2017	51.70	1.15		9.28	10.43	(1.13)	—	(1.13)
Year Ended October 31, 2016	50.53	1.14		0.99	2.13	(0.96)	—	(0.96)
Year Ended October 31, 2015	49.69	1.08		0.08	1.16	(0.32)	—	(0.32)
June 16, 2014 (a) through October 31, 2014	50.00	0.38		(0.69)	(0.31)	—	—	—

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(g)	Annualized for periods less than one year, unless otherwise indicated.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Does not include expenses of underlying funds.
(j)	Amount rounds to less than $0.005.
(k)	Amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.56, the net investment income (loss) ratio would have been 2.10%, the net expense ratio would have been 0.07%, and the total return would have been 20.66%.

SEE NOTES TO FINANCIAL STATEMENTS.

146	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
					Ratios to average net assets (g)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses (i)		Net investment income (loss)		Expenses without waivers and reimbursements (i)		Portfolio turnover rate (d)

$58.62	$58.73	5.01%	4.81%	$234,485,760	0.45%		1.36%		0.95%		23%
57.15	57.36	18.95	18.65	165,741,046	0.45		2.85		1.06		60
48.68	48.98	11.02	11.63	43,809,461	0.45		2.33		1.91		44
45.23	45.27	(9.54)	(9.46)	36,185,674	0.45	(h)	3.18		2.07	(h)	46

28.59	28.57	0.55	0.34	30,019,577	0.06		5.95	(c)	0.75		5
29.24	29.29	20.87 (k)	20.83	30,707,245	(0.14	)(k)	2.31	(c)(k)	0.88		12
26.48	26.52	5.96	6.08	26,483,268	0.49	(h)	(0.49	)(c)	1.08	(h)	1

60.89	61.02	2.57	2.32	79,162,429	0.43		2.71		0.62		7
61.15	61.42	25.42	25.80	79,492,357	0.43		2.89		0.80		18
49.88	49.95	(0.23)	(0.09)	59,859,633	0.43	(h)	3.14		1.14	(h)	15

62.27	62.23	3.81	3.50	230,390,166	0.38		2.29		0.59		14
61.00	61.14	20.61	20.40	103,695,070	0.38		2.06		0.80		26
51.70	51.91	4.31	4.44	77,556,933	0.38		2.26		0.93		22
50.53	50.67	2.36	1.82	50,530,034	0.38		2.16		1.52		18
49.69	50.09	(0.62)	0.18	24,846,767	0.38	(h)	2.01		5.19	(h)	14

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain (loss)	Total from distributions
JPMorgan Diversified Return International Currency Hedged ETF
Six Months Ended April 30, 2018 (Unaudited)	$30.17	$0.76	(c)	$(0.20)		$0.56	$(0.66)	$—	$(0.66)
Year Ended October 31, 2017	26.32	0.37	(c)(l)	4.70		5.07	(0.39)	(0.83)	(1.22)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07	)(c)	1.39		1.32	—	—	—

JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	59.18	0.71		1.67		2.38	(1.36)	—	(1.36)
Year Ended October 31, 2017	50.00	1.43		8.57		10.00	(0.82)	—	(0.82)
Year Ended October 31, 2016	51.17	1.28		(1.37	)(d)	(0.09)	(1.08)	—	(1.08)
November 5, 2014 (a) through October 31, 2015	50.00	1.39		(0.07)		1.32	(0.15)	—	(0.15)

JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	68.52	0.63		1.64		2.27	(1.10)	—	(1.10)
Year Ended October 31, 2017	57.06	1.17		10.75		11.92	(0.46)	—	(0.46)
Year Ended October 31, 2016	54.13	1.10		2.09	(d)	3.19	(0.26)	—	(0.26)
September 29, 2015 (a) through October 31, 2015	50.00	0.06		4.07		4.13	—	—	—

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	62.06	0.49		1.49		1.98	(0.88)	—	(0.88)
Year Ended October 31, 2017	51.65	0.89		10.02		10.91	(0.50)	—	(0.50)
May 11, 2016 (a) through October 31, 2016	50.00	0.42		1.23		1.65	—	—	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2018 (Unaudited)	28.95	0.17		0.50		0.67	(0.25)	—	(0.25)
November 15, 2016 (a) through October 31, 2017	25.00	0.28		3.71		3.99	(0.04)	—	(0.04)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(e)	Not annualized for periods less than one year.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(h)	Annualized for periods less than one year, unless otherwise indicated.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(j)	Does not include expenses of underlying funds.
(k)	Amount rounds to less than 1%.
(l)	Amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.33, the net investment income (loss) ratio would have been 1.18%, the net expense ratio would have been 0.07%, and the total return would have been 19.84%.

SEE NOTES TO FINANCIAL STATEMENTS.

148	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
					Ratios to average net assets (h)
Net asset value, end of period	Market price, end of period	Total return (e)(f)	Market price total return (e)(g)	Net assets, end of period	Net expenses (j)		Net investment income (loss)		Expenses without waivers and reimbursements (j)		Portfolio turnover rate (e)

$30.07	$29.95	1.83%	1.97%	$34,575,449	0.06%		5.11	%(c)	0.63%		2%
30.17	30.02	20.04 (l)	19.30	48,274,467	(0.08	)(l)	1.33	(c)(l)	0.76		5
26.32	26.34	5.28	5.36	26,316,114	0.49	(i)	(0.49	)(c)	1.14	(i)	4

60.20	60.31	4.06	3.93	1,541,054,899	0.41		2.41		0.43		12
59.18	59.36	20.35	20.30	1,159,887,006	0.43		2.63		0.51		29
50.00	50.17	(0.15)	0.41	470,042,716	0.43		2.56		0.75		27
51.17	51.05	2.65	2.40	92,113,607	0.43	(i)	2.72		1.33	(i)	20

69.69	69.72	3.31	3.29	501,751,449	0.19		1.81		0.40		12
68.52	68.55	20.99	21.02	356,298,771	0.21		1.83		0.47		27
57.06	57.08	5.92	5.90	125,538,258	0.29		1.95		0.90		22
54.13	54.16	8.26	8.32	10,826,623	0.29	(i)	1.20		5.75	(i)	—	(k)

63.16	63.17	3.17	3.15	94,734,477	0.24		1.55		0.50		10
62.06	62.08	21.25	21.31	62,063,250	0.26		1.54		0.62		31
51.65	51.64	3.30	3.28	36,153,888	0.34	(i)	1.69		1.02	(i)	15

29.37	29.39	2.32	2.21	70,480,754	0.29		1.15		0.65		8
28.95	29.00	15.96	16.16	55,011,105	0.31	(i)	1.08		0.97	(i)	24

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Dividend ETF
November 8, 2017 (a) through April 30, 2018 (Unaudited)	$25.00	$0.44	$(0.21)	$0.23	$(0.33)

JPMorgan U.S. Minimum Volatility ETF
November 8, 2017 (a) through April 30, 2018 (Unaudited)	25.00	0.27	0.22	0.49	(0.20)

JPMorgan U.S. Momentum Factor ETF
November 8, 2017 (a) through April 30, 2018 (Unaudited)	25.00	0.18	1.00	1.18	(0.15)

JPMorgan U.S. Quality Factor ETF
November 8, 2017 (a) through April 30, 2018 (Unaudited)	25.00	0.26	0.56	0.82	(0.20)

JPMorgan U.S. Value Factor ETF
November 8, 2017 (a) through April 30, 2018 (Unaudited)	25.00	0.31	0.27	0.58	(0.25)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

150	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
					Ratios to average net assets (f)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$24.90	$24.91	0.90%	0.94%	$26,145,997	0.11	%(g)	3.67%	0.73	%(g)	10%

25.29	25.30	1.96	2.00	26,553,151	0.11	(g)	2.21	0.74	(g)	7

26.03	26.05	4.70	4.78	27,331,961	0.11	(g)	1.47	0.72	(g)	22

25.62	25.63	3.26	3.30	26,896,201	0.11	(g)	2.09	0.74	(g)	10

25.33	25.35	2.28	2.36	26,599,567	0.11	(g)	2.54	0.74	(g)	11

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 14 separate funds of the Trust (collectively, the “Funds”) covered in this report:

Diversified/Non-Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Currency Hedged ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Currency Hedged ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (formerly FTSE Emerging Diversified Factor Index).

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Europe Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (formerly FTSE Developed Europe Diversified Factor 100% Hedged to USD Index).

The JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) commenced operations on December 18, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (formerly FTSE Developed Europe Diversified Factor Index).

The JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) commenced operations on June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (formerly FTSE Developed Diversified Factor Index).

The JPMorgan Diversified Return International Currency Hedged ETF (the “International Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (formerly FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index).

The JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) commenced operations on November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (formerly FTSE Developed ex North America Diversified Factor Index).

The JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) commenced operations on September 29, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (formerly Russell 1000 Diversified Factor Index).

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) commenced operations on May 11, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (formerly Russell Midcap Diversified Factor Index).

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “U.S. Small Cap Equity ETF”) commenced operations on November 15, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (formerly Russell 2000 Diversified Factor Index).

JPMorgan U.S. Dividend ETF (the “U.S. Dividend ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index (the Underlying Index).

JPMorgan U.S. Minimum Volatility ETF (the “U.S. Minimum Volatility ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

152	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan U.S. Momentum Factor ETF (the “U.S. Momentum Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

JPMorgan U.S. Quality Factor ETF (the “U.S. Quality Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

JPMorgan U.S. Value Factor ETF (the “U.S. Value Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
Emerging Markets Equity ETF	100,000
Europe Currency Hedged ETF	50,000
Europe Equity ETF	100,000
Global Equity ETF	100,000
International Currency Hedged ETF	50,000
International Equity ETF	100,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Small Cap Equity ETF	50,000
U.S. Dividend ETF	50,000
U.S. Minimum Volatility ETF	50,000
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Value Factor ETF	50,000

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted in Funds with sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding Exchange-Traded Funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$23,789,130	$—	$—	$23,789,130
Chile	4,182,198	—	—	4,182,198
China	10,524,349	47,984,571	—	58,508,920
Colombia	993,297	—	—	993,297
Czech Republic	527,819	237,391	—	765,210
Egypt	462,792	35,661	—	498,453
Greece	—	886,752	—	886,752
Hong Kong	—	1,892,005	—	1,892,005
Hungary	—	791,015	—	791,015
India	—	16,165,923	2,254	16,168,177
Indonesia	—	6,365,363	—	6,365,363
Malaysia	404,072	13,671,476	—	14,075,548
Mexico	7,233,378	—	—	7,233,378
Pakistan	34,705	38,728	—	73,433
Peru	186,105	—	—	186,105
Philippines	322,829	3,820,304	—	4,143,133
Poland	70,491	3,936,356	—	4,006,847
Qatar	374,584	857,424	—	1,232,008
Russia	10,208,049	483,117	—	10,691,166
Singapore	—	26,014	—	26,014
South Africa	3,562,650	15,520,678	—	19,083,328
Taiwan	812,866	32,971,312	—	33,784,178

154	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Thailand	14,451,323	3,997,120	—	18,448,443
Turkey	—	2,806,401	—	2,806,401
United Arab Emirates	872,732	1,553,742	—	2,426,474

Total Common Stocks	79,013,369	154,041,353	2,254	233,056,976

Preferred Stocks
Brazil	373,503	—	—	373,503

Total Preferred Stocks	373,503	—	—	373,503

Short-Term Investment
Investment Company	947,561	—	—	947,561

Total Investments in Securities	$80,334,433	$154,041,353	$2,254	$234,378,040

Europe Currency Hedged ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,028,573	$—	$—	$30,028,573

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$683,650	$—	$683,650

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(27,622)	$—	$(27,622)

Europe Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$847,412	$—	$847,412
Belgium	91,389	1,197,345	—	1,288,734
Denmark	—	2,307,573	—	2,307,573
Finland	—	4,314,304	—	4,314,304
France	—	11,058,073	—	11,058,073
Germany	—	9,793,575	—	9,793,575
Ireland	—	70,294	—	70,294
Italy	—	2,342,870	—	2,342,870
Luxembourg	—	264,005	—	264,005
Netherlands	—	4,929,538	—	4,929,538
Norway	—	2,040,324	—	2,040,324
Portugal	—	907,828	—	907,828
South Africa	—	285,107	—	285,107
Spain	—	6,676,772	—	6,676,772
Sweden	—	4,235,788	—	4,235,788
Switzerland	—	8,494,658	—	8,494,658
United Kingdom	—	18,405,812	—	18,405,812
United States	—	189,201	—	189,201

Total Common Stocks	91,389	78,360,479	—	78,451,868

Total Investments in Securities	$91,389	$78,360,479	$—	$78,451,868

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

Global Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$15,536,180	$—	$15,536,180
Austria	—	681,162	—	681,162
Belgium	—	1,751,332	—	1,751,332
Bermuda	575,721	—	—	575,721
Canada	8,344,343	—	—	8,344,343
Chile	—	16,781	—	16,781
China	—	965,733	—	965,733
Denmark	639,985	1,617,298	—	2,257,283
Finland	—	2,686,471	—	2,686,471
France	—	9,873,265	—	9,873,265
Germany	—	7,551,835	—	7,551,835
Hong Kong	666,519	9,397,984	—	10,064,503
Israel	574,138	—	—	574,138
Italy	336,803	1,923,506	—	2,260,309
Japan	—	50,555,619	—	50,555,619
Netherlands	208,474	3,206,403	—	3,414,877
New Zealand	—	747,046	—	747,046
Norway	—	2,344,249	—	2,344,249
Portugal	—	974,668	—	974,668
Singapore	—	5,008,382	—	5,008,382
South Africa	—	283,382	—	283,382
South Korea	—	19,774,093	1,311,185	21,085,278
Spain	—	3,893,800	—	3,893,800
Sweden	588,882	5,136,970	—	5,725,852
Switzerland	—	4,165,225	—	4,165,225
United Kingdom	468,597	6,347,706	—	6,816,303
United States	60,645,540	155,079	—	60,800,619

Total Common Stocks	73,049,002	154,594,169	1,311,185	228,954,356

Short-Term Investment
Investment Company	182,981	—	—	182,981

Total Investments in Securities	$73,231,983	$154,594,169	$1,311,185	$229,137,337

International Currency Hedged ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,323,788	$—	$—	$34,323,788

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$718,472	$—	$718,472

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(42,438)	$—	$(42,438)

156	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$98,556,580	$—	$98,556,580
Austria	—	10,827,246	—	10,827,246
Belgium	—	16,788,058	—	16,788,058
Chile	—	6,390,037	—	6,390,037
China	—	4,016,709	—	4,016,709
Denmark	5,425,948	13,601,175	—	19,027,123
Finland	—	25,484,535	—	25,484,535
France	—	86,879,849	—	86,879,849
Germany	—	61,845,444	—	61,845,444
Hong Kong	5,525,778	75,774,279	—	81,300,057
Italy	4,049,638	16,408,325	—	20,457,963
Japan	—	377,662,865	—	377,662,865
Jordan	—	4,790,654	—	4,790,654
Luxembourg	—	3,495,412	—	3,495,412
Netherlands	—	35,589,314	—	35,589,314
New Zealand	—	8,573,538	—	8,573,538
Norway	—	22,548,732	—	22,548,732
Portugal	—	10,404,447	—	10,404,447
Singapore	—	44,296,065	—	44,296,065
South Africa	—	11,025,615	—	11,025,615
South Korea	—	150,450,101	12,457,486	162,907,587
Spain	—	32,389,766	—	32,389,766
Sweden	—	49,400,721	—	49,400,721
Switzerland	—	36,104,336	—	36,104,336
United Arab Emirates	—	1,749,495	—	1,749,495
United Kingdom	9,354,904	271,256,981	—	280,611,885
United States	497,290	14,506,803	—	15,004,093

Total Common Stocks	24,853,558	1,490,817,082	12,457,486	1,528,128,126

Right
New Zealand	—	80,227	—	80,227
Short-Term Investment
Investment Company	3,570,626	—	—	3,570,626

Total Investments in Securities	$28,424,184	$1,490,897,309	$12,457,486	$1,531,778,979

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$501,372,447	$—	$—	$501,372,447

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,736,439	$—	$—	$94,736,439

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$70,513,426	$—	$75	$70,513,501

U.S. Dividend ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,120,164	$—	$—	$26,120,164

U.S. Minimum Volatility ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,548,938	$—	$—	$26,548,938

Transfers between fair value levels are valued utilizing values as of beginning of the period.

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,337,638	$—	$—	$27,337,638

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,892,934	$—	$—	$26,892,934

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,592,303	$—	$—	$26,592,303

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of $6,410,267 and from level 2 to level 1 in the amount of $2,841,513 for Emerging Markets Equity ETF are due to the application and non-application of the fair value factors to certain securities during the period ended April 30, 2018.

Transfers from level 1 to level 2 in the amount of $2,976,304 for Europe Equity ETF are due to the application of the fair value factors to certain securities during the period ended April 30, 2018.

Transfers from level 1 to level 2 in the amount of $1,641,174 for Global Equity ETF are due to the application of the fair value factors to certain securities during the period ended April 30, 2018.

Transfers from level 1 to level 2 in the amount of $38,160,521 and from level 2 to level 1 in the amount of $11,879,768 for International Equity ETF are due to the application and non-application of the fair value factors to certain securities during the period ended April 30, 2018.

There were no transfers among any levels during the period ended April 30, 2018 for Europe Currency Hedged ETF, International Currency Hedged ETF, U.S. Equity ETF, U,S, Mid Cap Equity ETF, U.S. Small Cap Equity ETF, U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF.

158	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Global Equity ETF	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$(9,589)	$85,809	$—	$787,784	$(166,630)	$613,811	$—	$1,311,185

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $85,808.

Global Equity ETF

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,311,185	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stock	1,311,185

Total	$1,311,185

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

International Equity ETF	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$(81,923)	$178,186	$—	$3,265,350	$(1,309,342)	$10,405,215	$—	$12,457,486

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $178,187.

International Equity ETF

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$12,457,486	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stock	12,457,486

Total	$12,457,486

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

There were no significant transfers between level 2 and level 3 during the period ended April 30, 2018 for Global Equity ETF.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

For International Equity ETF transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended April 30, 2018.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of April 30, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. Derivatives — The Emerging Markets Equity ETF, Europe Currency Hedged ETF, Europe Equity ETF, Global Equity ETF, International Currency Hedged ETF, International Equity ETF, U.S. Equity ETF, U.S. Mid Cap Equity ETF and U.S. Small Cap Equity ETF used derivative instruments including futures and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities (“SAL”).

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — The Emerging Markets Equity ETF, Europe Equity ETF, Global Equity ETF, International Equity ETF, U.S. Equity ETF, U.S. Mid Cap Equity ETF and U.S. Small Cap Equity ETF used index futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations (“SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the SAL.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

160	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

(2). Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF and International Currency Hedged ETF may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

These Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure and respective location on the SAL:

Europe Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$683,650

Gross Liabilities:
Foreign exchange contracts	Payables	$(27,622)

International Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts Receivables	Receivables	$718,472

Gross Liabilities:
Foreign exchange contracts Payables	Payables	$(42,438)

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of April 30, 2018.

Europe Currency Hedged ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$449,789	$(5,099)	$—	$444,690
Barclays Bank plc	762	—	—	762
BNP Paribas	509	(120)	—	389
Citibank, NA	93,217	(4,146)	—	89,071
Goldman Sachs International	117,152	(15,817)	—	101,335
Royal Bank of Canada	22,219	(2,440)	—	19,779
TD Bank Financial Group	2	—	—	2

Total	$683,650	$(27,622)	$—	$656,028

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$5,099	$(5,099)	$—	$—
BNP Paribas	120	(120)	—	—
Citibank, NA	4,146	(4,146)	—	—
Goldman Sachs International	15,817	(15,817)	—	—
Royal Bank of Canada	2,440	(2,440)	—	—

Total	$27,622	$(27,622)	$—	$—

International Currency Hedged ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$270,922	$(2,133)	$—	$268,789
BNP Paribas	250,770	(387)	—	250,383
Citibank, NA	61,573	(3,298)	—	58,275
Goldman Sachs International	354	(354)	—	—
HSBC Bank, NA	6,344	(1,455)	—	4,889
Merrill Lynch International	30,143	(6,632)	—	23,511
Royal Bank of Canada	12,199	(4,343)	—	7,856
State Street Corp.	86,167	(14,481)	—	71,686

Total	$718,472	$(33,083)	$—	$685,389

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$2,133	$(2,133)	$—	$—
Barclays Bank plc	1,169	—	—	1,169
BNP Paribas	387	(387)	—	—
Citibank, NA	3,298	(3,298)	—	—
Goldman Sachs International	7,287	(354)	—	6,933
HSBC Bank, NA	1,455	(1,455)	—	—
Merrill Lynch International	6,632	(6,632)	—	—
Morgan Stanley	1,253	—	—	1,253
Royal Bank of Canada	4,343	(4,343)	—	—
State Street Corp.	14,481	(14,481)	—	—

Total	$42,438	$(33,083)	$—	$9,355

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

162	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The following tables present the effect of derivatives on the SOP for the period ended April 30, 2018, by primary underlying risk exposure:

Emerging Markets Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Futures contracts	$168,163	$—	$168,163
Foreign exchange contracts	—	169	169

	$168,163	$169	$168,332

Europe Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(707,300)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$139,752

Europe Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$(26,023)

Global Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Futures contracts	$21,386	$—	$21,386
Foreign exchange contracts	—	(5,779)	(5,779)

	$21,386	$(5,779)	$15,607

International Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(1,477,588)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$215,041

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

International Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Futures contracts	$188,114	$—	$188,114
Foreign exchange contracts	—	(236,110)	(236,110)

	$188,114	$(236,110)	$(47,996)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Futures contracts	$(135,909)	$—	$(135,909)

	$(135,909)	$—	$(135,909)

U.S. Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$103,798

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$(23,608)

U.S. Mid Cap Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$(907)

U.S. Small Cap Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$22,802

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$(11,914)

164	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity for the period ended April 30, 2018. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Emerging Markets Equity ETF		Europe Currency Hedged ETF	Europe Equity ETF		Global Equity ETF		International Currency Hedged ETF	International Equity ETF	U.S. Equity ETF		U.S. Mid Cap Equity ETF		U.S. Small Cap Equity ETF
Futures Contracts — Equity:
Average Notional Balance Long	$4,422,060	(b)	$—	$2,424,612	(b)	$1,477,993	(b)	$—	$5,948,223	$3,297,440	(a)	$802,800	(b)	$457,232	(a)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased			13,494,871	—		—		20,089,068	—	—		—		—
Average Settlement Value Sold			43,368,053	—		—		60,261,808	—	—		—		—
Ending Settlement Value Purchased			28,570,731	—		—		33,660,104	—	—		—		—
Ending Settlement Value Sold			59,224,935	—		—		68,409,064	—	—		—		—

(a)	For the period October 1, 2017 through December 31, 2017.
(b)	For the period December 1, 2017 through December 31, 2017.

The Funds’ derivatives contracts held at April 30, 2018 are not accounted for as hedging instruments under GAAP.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the SOP.

Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the SOP.

E. Investment Transactions with Affiliates — The Europe Currency Hedged ETF and International Currency Hedged ETF invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer who is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

Europe Currency Hedged ETF

Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at April 30, 2018	Shares at April 30, 2018	Dividend Income
Europe Equity ETF (a)	$30,739,404	$1,952,868	$2,522,882	$232,512	$(373,329)	$30,028,573	491,466	$879,506

International Currency Hedged ETF

Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at April 30, 2018	Shares at April 30, 2018	Dividend Income
International Equity ETF (a)	48,144,483	1,330,083	16,171,492	2,467,406	(1,446,692)	34,323,788	568,934	1,042,143

(a)	Affiliated company as defined under the Investment Company Act of 1940.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

F. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations. For the period ended April 30, 2018, total offering costs incurred were:

U.S. Dividend ETF (a)	$4,068
U.S. Minimum Volatility ETF (a)	5,756
U.S. Momentum Factor ETF (a)	4,072
U.S. Quality Factor ETF (a)	4,061
U.S. Value Factor ETF (a)	4,074

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as part of Professional fees on the SOP. For the period ended April 30, 2018, total offering costs amortized were:

U.S. Small Cap Equity ETF	$39
U.S. Dividend ETF (a)	1,928
U.S. Minimum Volatility ETF (a)	2,728
U.S. Momentum Factor ETF (a)	1,930
U.S. Quality Factor ETF (a)	1,925
U.S. Value Factor ETF (a)	1,931

(a)	Commencement of operations was November 8, 2017.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

J. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Certain Funds are subject to a tax imposed on short-term and long-term capital gains on securities of issuers domiciled in India. Prior to April 1, 2018, certain Funds were only subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred foreign capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on the indirect transfers of Indian shares. Based upon current guidance from the Indian tax authorities, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

K. Distributions to Shareholders — Prior to March 12, 2018, distributions from net investment income, if any, were generally declared and paid annually. Effective March 12, 2018, distributions from net investment income, if any, are generally declared and paid quarterly for all Funds except the Europe Currency Hedged ETF and the International Currency Hedged ETF which generally declare and pay any net investment income annually.

166	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Emerging Markets Equity ETF	0.44%
Europe Currency Hedged ETF	0.33%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Currency Hedged ETF	0.27%
International Equity ETF	0.24%
U.S. Equity ETF	0.23%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.23%
U.S. Minimum Volatility ETF	0.23%
U.S. Momentum Factor ETF	0.23%
U.S. Quality Factor ETF	0.23%
U.S. Value Factor ETF	0.23%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement (excluding certain funds of funds and money market funds).

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian, Accounting and Transfer Agent fees on the SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the SOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are included in the Custodian, Accounting and Transfer Agent fees on the SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended April 30, 2018, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Emerging Markets Equity ETF	$102,900
Global Equity ETF	115,500
International Equity ETF	100,800
U.S. Equity ETF	23,200
U.S. Mid Cap Equity ETF	7,500
U.S. Small Cap Equity ETF	14,700
U.S. Dividend ETF	1,200
U.S. Minimum Volatility ETF	1,200
U.S. Momentum Factor ETF	1,600
U.S. Quality Factor ETF	1,200
U.S. Value Factor ETF	1,400

Such amounts are included in expense reimbursements from non-affiliates in the SOP.

Restricted cash on the SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the SOP.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

E. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, (excluding acquired fund fees and expenses, except with respect to Diversified Return Europe Equity Currency Hedged ETF and Diversified Return International Currency Hedged ETF where the expense limitation agreement includes acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Emerging Markets Equity ETF	0.45%
Europe Currency Hedged ETF	0.49%
Europe Equity ETF	0.43%
Global Equity ETF	0.38%
International Currency Hedged ETF	0.49%
International Equity ETF	0.43%
U.S. Equity ETF	0.19%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.12%
U.S. Minimum Volatility ETF	0.12%
U.S. Momentum Factor ETF	0.12%
U.S. Quality Factor ETF	0.12%
U.S. Value Factor ETF	0.12%

The expense limitation agreements were in effect for the period ended April 30, 2018 and are in place until at least February 28, 2022, except for the U.S. Dividend ETF, Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF for which expense limit agreements in place until at least November 3, 2020.

Effective May 1, 2018, the contractual expense limitations for the Europe Currency Hedged ETF, Europe Equity ETF, International Currency Hedged ETF and International Equity ETF were decreased to 0.38%.

For the period ended April 30, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Emerging Markets Equity ETF	$286,713	$80,359	$367,072	$—
Europe Currency Hedged ETF	48,297	12,441	60,738	39,879
Europe Equity ETF	45,501	30,334	75,835	—
Global Equity ETF	40,820	27,214	68,034	—
International Currency Hedged ETF	54,474	17,150	71,624	43,571
International Equity ETF	—	—	—	—
U.S. Equity ETF	266,571	177,714	444,285	—
U.S. Mid Cap Equity ETF	68,216	35,979	104,195	—
U.S. Small Cap Equity ETF	71,031	26,254	97,285	—
U.S. Dividend ETF	26,749	10,629	37,378	39,225
U.S. Minimum Volatility ETF	25,486	10,456	35,942	40,994
U.S. Momentum Factor ETF	27,632	10,950	38,582	40,822
U.S. Quality Factor ETF	26,982	10,714	37,696	40,897
U.S. Value Factor ETF	27,539	10,920	38,459	40,966

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

168	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2018 were as follows:

Emerging Markets Equity ETF	$304
Europe Currency Hedged ETF	—
Europe Equity ETF	—
Global Equity ETF	686
International Currency Hedged ETF	—
International Equity ETF	3,638
U.S. Equity ETF	1,515
U.S. Mid Cap Equity ETF	344
U.S. Small Cap Equity ETF	220
U.S. Dividend ETF	84
U.S. Minimum Volatility ETF	78
U.S. Momentum Factor ETF	68
U.S. Quality Factor ETF	84
U.S. Value Factor ETF	77

The Europe Currency Hedged ETF and International Currency Hedged ETF invest in Underlying ETFs and, as a result, bear a portion of the expenses incurred by these Underlying ETFs. These expenses are reflected in the fees waived shown on the SOP and are included in the ratios to average net assets shown in the Financial Highlights.

The amounts of these waivers resulting from investments in Underlying ETFs for the six months ended April 30, 2018 were as follows:

Europe Currency Hedged ETF	63,066
International Currency Hedged ETF	86,866

F. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the SOP.

The Funds may use related party broker-dealers. For the period ended April 30, 2018, the Funds did not incur any brokerage commissions with broker dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended April 30, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity ETF	$82,322,427	$43,894,772
Europe Currency Hedged ETF	1,426,413	1,996,428
Europe Equity ETF	5,443,618	6,987,062
Global Equity ETF	40,189,234	23,783,289
International Currency Hedged ETF	913,095	2,110,381
International Equity ETF	223,512,002	164,626,444
U.S. Equity ETF	54,566,874	53,966,527
U.S. Mid Cap Equity ETF	10,003,432	8,481,976
U.S. Small Cap Equity ETF	5,944,812	5,219,793
U.S. Dividend ETF (a)	3,255,640	2,648,393
U.S. Minimum Volatility ETF (a)	2,423,614	1,833,955
U.S. Momentum Factor ETF (a)	6,426,619	5,832,013
U.S. Quality Factor ETF (a)	3,166,477	2,750,133
U.S. Value Factor ETF (a)	3,511,243	2,935,165

(a)	Commencement of operations was November 8, 2017.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

During the period ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	In-Kind Purchases	In-Kind Sales	Realized Gain (Loss)
Emerging Markets Equity ETF	$24,924,675	$—	$—
Europe Currency Hedged ETF	—	—	—
Europe Equity ETF	—	—	—
Global Equity ETF	128,202,030	21,871,783	(1,632,510)
International Currency Hedged ETF	—	13,644,123	2,368,263
International Equity ETF	301,582,843	—	—
U.S. Equity ETF	140,312,010	—	—
U.S. Mid Cap Equity ETF	29,285,645	—	—
U.S. Small Cap Equity ETF	14,270,997	—	—
U.S. Dividend ETF (a)	25,739,458	—	—
U.S. Minimum Volatility ETF (a)	25,687,817	—	—
U.S. Momentum Factor ETF (a)	25,562,616	—	—
U.S. Quality Factor ETF (a)	25,856,253	—	—
U.S. Value Factor ETF (a)	25,677,874	—	—

(a)	Commencement of operations was November 8, 2017.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2018 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity ETF	$209,816,804	$29,446,231	$(4,884,995)	$24,561,236
Europe Currency Hedged ETF	25,656,882	5,055,342	(27,623)	5,027,719
Europe Equity ETF	66,007,187	14,415,445	(1,970,764)	12,444,681
Global Equity ETF	210,497,938	22,469,023	(3,829,624)	18,639,399
International Currency Hedged ETF	29,142,199	5,900,061	(42,438)	5,857,623
International Equity ETF	1,378,586,228	185,164,516	(31,971,765)	153,192,751
U.S. Equity ETF	470,182,398	46,533,231	(15,343,182)	31,190,049
U.S. Mid Cap Equity ETF	87,501,951	9,940,051	(2,705,563)	7,234,488
U.S. Small Cap Equity ETF	65,197,654	8,417,443	(3,101,596)	5,315,847
U.S. Dividend ETF	26,598,661	1,107,029	(1,585,526)	(478,497)
U.S. Minimum Volatility ETF	26,405,257	1,287,131	(1,143,450)	143,681
U.S. Momentum Factor ETF	26,382,761	1,922,719	(967,842)	954,877
U.S. Quality Factor ETF	26,450,739	1,486,293	(1,044,098)	442,195
U.S. Value Factor ETF	26,485,220	1,377,771	(1,270,688)	107,083

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies, wash sale loss deferrals and investments in real estate investment trusts.

As of October 31, 2017, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Emerging Markets Equity ETF	$4,210,288	*	$613,332	*
Europe Currency Hedged ETF	503,280		565,820
Europe Equity ETF	233,355		—
Global Equity ETF	850,210		370,955
International Currency Hedged ETF	218,381		207,560
International Equity ETF	1,412,312	*	4,505,667	*
U.S. Equity ETF	1,174,597		260,292
U.S. Mid Cap Equity ETF	—		10,805
U.S. Small Cap Equity ETF	276,140		—

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381-384.

170	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 103% for all funds, except for Emerging Markets Equity ETF plus at least 110%, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2018, the Adviser owns shares representing more than 10% of net assets of following Funds:

% Ownership
Europe Currency Hedged ETF	92%
Europe Equity ETF	40
International Currency Hedged ETF	83
U.S. Mid Cap Equity ETF	19
U.S. Small Cap Equity ETF	39
U.S. Dividend ETF	96
U.S. Minimum Volatility ETF	95
U.S. Momentum Factor ETF	96
U.S. Quality Factor ETF	95
U.S. Value Factor ETF	95

As of April 30, 2018, the Europe Currency Hedged ETF owned approximately 38% of the shares outstanding of the Europe Equity ETF.

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

Europe Currency Hedged ETF and International Currency Hedged ETF invest in affiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (continued)

The Emerging Markets Equity ETF, Europe Currency Hedged ETF, Europe Equity ETF, Global Equity ETF, International Currency Hedged ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of April 30, 2018, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

Fund Name	Brazil	China	France	Germany	Japan	South Korea	Switzerland	Taiwan	United Kingdom
Emerging Markets Equity ETF	10.3%	25.0%	—%	—%	—%	—%	—%	14.4%	—%
Europe Equity ETF	—	—	14.1	12.5	—	—	10.8	—	23.5
Global Equity ETF	—	—	—	—	22.1	—	—	—	—
International Equity ETF	—	—	—	—	24.7	10.6	—	—	18.3

With the exception of U.S. Equity ETF, U.S. Mid Cap Equity ETF, U.S. Small Cap Equity ETF, U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF, as of April 30, 2018, a significant portion of each Fund’s net assets noted in the table above consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

The Europe Currency Hedged ETF and International Currency Hedged ETF are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as forward foreign currency exchange contracts.

172	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, investment advisory fees, administration fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period November 1, 2017 and continued to hold your shares at the end of the reporting period, April 30, 2018.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period
Emerging Markets Equity ETF
Actual(1)	$1,000.00	$1,050.10	0.45%	$2.29
Hypothetical(1)	1,000.00	1,022.56	0.45	2.26

Europe Currency Hedged ETF
Actual(1)	$1,000.00	$1,005.50	0.06%	$0.30
Hypothetical(1)	1,000.00	1,024.50	0.06	0.30

Europe Equity ETF
Actual(1)	$1,000.00	$1,025.70	0.43%	$2.16
Hypothetical(1)	1,000.00	1,022.66	0.43	2.16

Global Equity ETF
Actual(1)	$1,000.00	$1,038.10	0.38%	$1.92
Hypothetical(1)	1,000.00	1,022.91	0.38	1.91

International Currency Hedged ETF
Actual(1)	$1,000.00	$1,018.30	0.06%	$0.30
Hypothetical(1)	1,000.00	1,024.50	0.06	0.30

International Equity ETF
Actual(1)	$1,000.00	$1,040.60	0.41%	$2.07
Hypothetical(1)	1,000.00	1,022.76	0.41	2.06

U.S. Equity ETF
Actual(1)	$1,000.00	$1,033.10	0.19%	$0.96
Hypothetical(1)	1,000.00	1,023.85	0.19	0.95

U.S. Mid Cap Equity ETF
Actual(1)	$1,000.00	$1,031.70	0.24%	$1.21
Hypothetical(1)	1,000.00	1,023.60	0.24	1.20

U.S. Small Cap Equity ETF
Actual(1)	$1,000.00	$1,023.20	0.29%	$1.45
Hypothetical(1)	1,000.00	1,023.36	0.29	1.45

U.S. Dividend ETF
Actual(2)	$1,000.00	$1,009.00	0.11%	$0.52
Hypothetical(1)	1,000.00	1,024.25	0.11	0.55

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period
U.S. Minimum Volatility ETF
Actual(2)	$1,000.00	$1,019.60	0.11%	$0.53
Hypothetical(1)	1,000.00	1,024.25	0.11	0.55

U.S. Momentum Factor ETF
Actual(2)	$1,000.00	$1,047.00	0.11%	$0.53
Hypothetical(1)	1,000.00	1,024.25	0.11	0.55

U.S. Quality Factor ETF
Actual(2)	$1,000.00	$1,032.60	0.11%	$0.53
Hypothetical(1)	1,000.00	1,024.25	0.11	0.55

U.S. Value Factor ETF
Actual(2)	$1,000.00	$1,022.80	0.11%	$0.53
Hypothetical(1)	1,000.00	1,024.25	0.11	0.55

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 173/365 (to reflect the actual period). The Fund commenced operations on November 8, 2017.

174	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF

On March 21-22, 2017, the Board of Trustees held an in-person meeting and approved the initial investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for the JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF (the “Funds”). The Advisory Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates. In connection with the approval of the Advisory Agreements, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to each Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the initial approval of the Advisory Agreement was in the best interests of each Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Advisory Agreements, the Trustees considered the materials furnished specifically in connection with the approval of each Advisory Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy for each Fund, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategy of the Funds, how they fit within the Trust’s other fund offerings, and how each will be positioned against peer funds, as identified by management.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.

The Trustees also considered the fees that J.P. Morgan Investment Management Inc., in its role as Administrator, will earn from the Funds for providing administrative services. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure for each Fund was reasonable in light of the fee waivers and expense limitations that the Adviser has in place, limiting the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds would benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at a level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	175

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

fees are lower than what the Funds would have to pay if it was not part of the J.P. Morgan fund complex.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management teams and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser and compared that rate to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser as well as information prepared by Broadridge Investor Communications Solutions Inc., using data from Lipper Inc.

(together, “Broadridge/Lipper”), independent providers of investment company data, concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Funds. The Trustees also reviewed information about other projected expenses and the expense ratio for each Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for each Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fee and total expenses were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was reasonable.

176	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity EFT, JPMorgan Diversified Return U.S Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. The Board also meets specifically to consider investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 12-13, 2017, at which the Trustees considered the continuation of investment advisory agreements (each an “Advisory Agreement and collectively, the “Advisory Agreements”) for JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity EFT, JPMorgan Diversified Return U.S Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Funds”). In advance of the December 12-13, 2017 meeting, the Trustees met on November 3, 2017 to discuss certain information in connection with its consideration of the Advisory Agreements. At the December meeting, the Board reviewed and considered performance, expense and other information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included each Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of each Fund’s performance. The Adviser also periodically provides comparative information regarding each Fund’s expense ratio and that of each of their peer groups. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc., using data from Lipper Inc. (together, “Broadridge/Lipper”), independent providers of investment company data. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory

Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategies for each Fund, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s fund offerings, and how each Fund is positioned against peer funds, as identified by management. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator to the Funds (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Funds, their overall confidence in the Adviser’s

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	177

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds.

The Trustees also considered the fees that JPMIM earned from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Economies of Scale

The Trustees considered the extent to which each Fund may benefit from economies of scale. The Trustees noted that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Funds contain breakpoints, but that fees are competitive with their peer funds. They concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place which serves to limit the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration fees are lower than what the Funds would have to pay if they were not part of the J.P. Morgan fund complex.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as each Fund. The Trustees also noted the Adviser’s view that it does not manage any other accounts with substantially similar investment strategies as that of the Funds. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds with the same Broadridge/Lipper investment classification and objective as the Funds (the “Universe”), as well as a subset of funds in the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting funds in the Peer Group and Universe. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees considered the Fee Caps currently in place for each Fund and considered the net advisory fee rate after taking into

178	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

account such Fee Caps. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net advisory fee and actual total expenses were in the first quintile based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Europe Currency Hedged ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Europe Equity ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Global Equity ETF’s net advisory fee and actual total expenses were below the median level for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Currency Hedged ETF’s net advisory fee and actual total expenses were in the first and third quintile, respectively, based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net advisory fee and actual total expenses were in the first and second quintile, respectively, based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Equity ETF’s net advisory fee and actual total expenses were in the first quintile based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Mid Cap Equity ETF’s net advisory fee and actual total expenses were in the first and second quintile, respectively, based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Small Cap Equity ETF’s net advisory fee and actual total expenses were in the first quintile based upon the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	179

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. April 2018.	SAN-ETF-418

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2018 (Unaudited)

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

June 3, 2018 (Unaudited)

Dear Shareholder,

As we’ve grown our ETF business, which recently surpassed $4.4 billion in assets under management, we have done so by providing investors with additional investment choices and tools to build stronger portfolios. We have broadened your tool set to include targeted exposures with our expanded suite of ETFs. For investors looking to target specific exposures within a diversified portfolio, I’m pleased to announce that we launched five single factor equity strategies and three alternative beta strategies during the six months ended April 30, 2018. Each of these strategies can be used to enhance returns or address a specific client need, like reducing volatility or diversifying away from traditional investments.

“We have broadened your tool set to include targeted exposures with our expanded suite of ETFs.”

While global financial markets largely had strong performance during the first half of the reporting period, the month of February 2018 was notable for a spike in U.S. Treasury bond yields, a sharp sell-off in equity markets and a return of market volatility that was largely absent in first half of the reporting period. As we expect volatility to return, we believe our ETFs can provide solutions for investors in changing markets. Our JPMorgan Minimum Volatility ETF (JMIN), whose underlying index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility, generated a positive return at a competitive price of 12 basis points (net of fee waivers and expense reimbursements) for the period since inception on November 8, 2017 to April 30, 2018. One of our new alternative beta ETFs, JPMorgan Managed Futures Strategy ETF (JPMF), which provides broad exposure to managed futures strategies, may be an additional source of diversification in a rising interest rate environment. I’m also pleased to announce that JPMF earned Best New Alternatives ETF at the fifth annual ETF.com Awards held in March 2018.1

We are proud to bring J.P. Morgan’s experience and quantitative beta investment capabilities to the ETF market place. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	ETF.com Award winners are selected by a majority vote of the ETF.com Awards Selection Committee, a group of independent ETF experts. Voting was completed by Jan. 20, 2018, and results were announced at the ETF.com U.S. Awards Dinner on March 22, 2018.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	1

Market Overview

Six Months Ended April 30, 2018 (Unaudited)

Global financial markets generally provided positive returns for the reporting period, but gains were tempered by increased market volatility, rising bond yields in the U.S. and moderating economic growth in the early part of 2018. While economists had generally forecast continued growth in the global economy, concerns over inflationary pressure, signs of slowing growth in Europe and a potential trade war between the U.S. and China all led to investor uncertainty in the latter half of the reporting period.

Notably, global petroleum prices rose significantly during the reporting period. Global economic growth drove increased demand for oil, while on the supply side, the Organization of Petroleum Exporting Countries and Russia agreed in December 2017 to extend production curbs through 2018. Severe reductions in oil output from Venezuela and threatened U.S. sanctions against Iran also provided support for global energy prices.

Throughout the final months of 2017 and into January 2018, U.S. equity prices reached new highs and financial market volatility remained at historically low levels. Then in early February 2018, the Standard & Poor’s 500 Index (the “S&P 500”) fell more than 10% intraday and the CBOE Volatility Index, which measures options on the S&P 500 to gauge near-term market volatility, spiked by a record 115.6%. The sell-off came after fifteen consecutive months of stock market gains and was largely triggered by a spike in yields on 10-year U.S. Treasury bonds, which signaled to investors that rising borrowing costs and accelerating inflation could lead to weakness in prices for equities and bonds. Overall, bond prices in the U.S. declined amid investor expectations for rising interest rates.

In Europe and Japan, equity prices generally ended higher for the reporting period, supported by central bank policies, corporate earnings and continued improvements in leading economic indicators. However, increased market volatility through April 2018 erased much of the stock market gains made in late 2017 for these markets.

Equity prices in emerging markets also rose amid corporate profit growth, rising commodities prices and a positive global economic outlook. China’s efforts to curb financial market speculation appeared to provide some stability to equity and bond prices. Notably, prices for emerging market debt slumped after rising through most of 2016 and 2017. A potential U.S.-China trade war, widening conflict in Syria and political uncertainty ahead of elections in Brazil and Mexico contributed to investor concerns about emerging market currencies and local-currency denominated bonds.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Alternatives ETF
Net Asset Value*	-2.65%
Market Price**	-2.57%
ICE BofAML 3-Month US Treasury Bill Index (formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.68%

Net Assets as of 4/30/2018	$207,873,942

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Alternatives ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by allocating assets across a variety of strategies commonly employed by hedge funds, including Equity Long/Short, Event Driven and Macro/Managed Futures strategies. The Fund seeks to achieve the efficiency of rules-based investing with the diversification benefits of alternative strategies without replicating an index.

The Fund uses derivatives, including swaps, futures, options, and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2018, the Fund posted a negative absolute performance and experienced a deviation of -3.33% relative to the BofA Merrill Lynch 3-Month US Treasury

Bill Index (the “Index”). The Fund’s allocation to alternative investment strategies, which are not held in the Index, detracted from performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, the Fund’s allocations to relative value fixed income and foreign exchange-based return factors within the Macro/Managed Futures sub-strategy, which was implemented primarily through the use of fixed-income futures and currency forward contracts, were leading detractors from performance.

The Fund’s allocations to the value, momentum and size factors within the Equity Long/Short sub-strategy, which was implemented primarily through the use of equities and total return swaps contracts, also detracted from absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation was to the Equity Long/Short sub-strategy, while the smallest allocation was to the Macro/Managed Futures strategy.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

Six Months Ended April 30, 2018 (Unaudited) (continued)

RISK ALLOCATION AS OF APRIL 30, 2018
Strategy	% of Risk Allocation****
Equity Long/Short (1)	48%
Event Driven (2)	30%
Macro/Managed Futures (3)	22%

TOP TEN LONG POSITIONS OF THE PORTFOLIO (a)
1.	Avexis, Inc.	1.3%
2.	Monsanto Co.	1.3
3.	Validus Holdings Ltd.	1.2
4.	Vectren Corp.	1.2
5.	XL Group Ltd., (Bermuda)	1.2
6.	Rockwell Collins, Inc.	1.2
7.	Microsemi Corp.	1.2
8.	VeriFone Systems, Inc.	1.1
9.	Blackhawk Network Holdings, Inc.	1.0
10.	NXP Semiconductors NV, (Netherlands)	0.9

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Concho Resources, Inc.	1.2%
2.	Marathon Petroleum Corp.	0.9
3.	Dominion Energy, Inc.	0.8
4.	Cigna Corp.	0.6
5.	Marvell Technology Group Ltd. (Bermuda)	0.6
6.	McDermott International, Inc.	0.5
7.	Informa plc	0.4
8.	AT&T, Inc.	0.3
9.	Melrose Industries plc	0.3
10.	CVS Health Corp.	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.35 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.42 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Risk allocations are calculated as the standard deviation (volatility of an asset class) divided by the overall volatility of the Fund. Risk, as measured by standard deviation, shows how widely a set of values varies from the mean. It is a historical measure of the volatility of returns earned by the Fund. The percentages above represent the current risk allocation based on the Fund’s holdings as of April 30, 2018 and are not representative of the targeted equal risk allocation across asset classes over the long term. Holdings and allocations may vary over time.
(1)	Equity Long/Short strategies seek to profit by exploiting pricing inefficiencies between related equity securities by maintaining long and short positions.
(2)	Event Driven strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction.
(3)	Macro/Managed Futures strategies aim to exploit macro-economic imbalances across the globe. The macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2018. The Fund’s portfolio composition is subject to change.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018
	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Alternatives ETF	September 12, 2016
Net Asset Value		-2.65%	-2.87%	1.38%
Market Price		-2.57%	-3.05%	1.55%

LIFE OF FUND PERFORMANCE (09/12/16 TO 04/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 12, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Alternatives ETF and the ICE BofAML 3-Month US Treasury Bill Index from September 12, 2016 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Event Driven ETF

FUND COMMENTARY

Period November 29, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Event Driven ETF
Net Asset Value*	-0.87%
Market Price**	-0.63%
ICE BofAML 3-Month US Treasury Bill Index (formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.60%

Net Assets as of 4/30/2018	$26,013,495

INVESTMENT OBJECTIVE***

The JPMorgan Event Driven ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund employs a rules-based, bottom-up approach to building a diversified portfolio that seeks to capture returns by primarily investing in companies that the Fund’s adviser believes will be positively impacted by corporate or special situation events. The Fund seeks to profit by exploiting pricing inefficiencies associated with corporate change, through long and short equity positions across developed markets, achieved through the use of equities and derivative instruments.

HOW DID THE FUND PERFORM?

For the period from inception on November 29, 2017 to April 30, 2018, the Fund posted a negative absolute performance and underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s allocation to alternative investment strategies, which are not held in the Index, detracted from performance. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In absolute terms, the Fund’s exposures to merger arbitrage, share buybacks, and parents and spinoffs factors were leading detractors from performance. Merger arbitrage involves exploiting differences between the share prices of target companies in mergers, relative to share prices announced in the merger agreement. The parents and spinoffs factor seeks to benefit from the creation of independent companies from business units of existing, parent companies. The Fund’s positioning within the health care sector also detracted from performance.

The Fund’s exposure to the activism tracking factor was the leading contributor to performance and the Fund’s positioning within the consumer services sector also contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation in notional exposure terms was to the merger arbitrage factor. From a sector perspective, the Fund’s largest positions were in the consumer services and industrials sectors and its smallest positions were in the telecommunications and basic materials sectors.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	Monsanto Co.	1.0%
2.	Validus Holdings Ltd.	1.0
3.	Avexis, Inc.	1.0
4.	XL Group Ltd. (Bermuda)	0.9
5.	Rockwell Collins, Inc.	0.9
6.	NxStage Medical, Inc.	0.9
7.	Vectren Corp.	0.9
8.	WGL Holdings, Inc.	0.9
9.	Microsemi Corp.	0.9
10.	Avista Corp.	0.9

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Concho Resources, Inc.	1.0%
2.	Strayer Education, Inc.	1.0
3.	Dominion Energy, Inc.	0.8
4.	Marathon Petroleum Corp.	0.7
5.	McDermott International, Inc.	0.5
6.	Marvell Technology Group Ltd. (Bermuda)	0.5
7.	Cigna Corp.	0.5
8.	AT&T, Inc.	0.5
9.	Melrose Industries plc.	0.4
10.	Informa plc	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.77 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.83 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2018. The Fund’s portfolio composition is subject to change.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Event Driven ETF

FUND COMMENTARY

Period November 29, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Event Driven ETF	November 29, 2017
Net Asset Value		-0.87%
Market Price		-0.63%

LIFE OF FUND PERFORMANCE (11/29/17 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 29, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Event Driven ETF and the ICE BofAML 3-Month US Treasury Bill Index from November 29, 2017 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Long/Short ETF

FUND COMMENTARY

Period January 23, 2018 (Fund Inception Date) Through April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Long/Short ETF
Net Asset Value*	-5.56%
Market Price**	-5.31%
ICE BofAML 3-Month US Treasury Bill Index (formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.40%

Net Assets as of 4/30/2018	$24,786,077

INVESTMENT OBJECTIVE***

The JPMorgan Long/Short ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by taking advantage of pricing inefficiencies between equity securities by maintaining long and short exposures to equity factors (such as value, quality and momentum). The Fund utilizes an equity long/short strategy, which involves simultaneously investing in equities (investing long) that the portfolio managers believe are attractive and selling equities (selling short) that they believe are unattractive. The Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments.

HOW DID THE FUND PERFORM?

For the period from inception on January 23, 2018 to April 30, 2018, the Fund posted a negative absolute performance and underperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s long-short strategy, which is not employed by the Index, detracted from performance. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In terms of absolute performance, the Fund’s positioning in the technology sector was the leading detractor from performance. The Fund’s exposure to developed market equities also detracted from performance. The Fund’s exposure to the quality factor was the leading contributor to performance, and the Fund’s positioning within the financials sector also contributed to performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s exposures were balanced across equity value, momentum and quality factors. In addition, while the Fund’s exposure to developed market equities was negative on an aggregate basis, long positions in the North America and the Pacific region offset by short positioning in the European region.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Long/Short ETF

FUND COMMENTARY

Period January 23, 2018 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOP TEN LONG POSITIONS OF THE PORTFOLIO (a)
1.	HollyFrontier Corp.	0.9%
2.	Valero Energy Corp.	0.9
3.	Greif, Inc., Class A	0.8
4.	Encompass Health Corp.	0.8
5.	Humana, Inc.	0.8
6.	WellCare Health Plans, Inc.	0.8
7.	Chemed Corp.	0.8
8.	UnitedHealth Group, Inc.	0.8
9.	Eastman Chemical Co.	0.8
10.	NRG Yield, Inc., Class C	0.8

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Oasis Petroleum, Inc..	1.1%
2.	SM Energy Co.	1.0
3.	QEP Resources, Inc.	1.0
4.	MEG Energy Corp.	1.0
5.	Aeon Co. Ltd.	0.9
6.	Metso OYJ	0.9
7.	Hokuriku Electric Power Co.	0.9
8.	Distribuidora Internacional de Alimentacion SA	0.9
9.	Pennon Group plc.	0.9
10.	JGC Corp.	0.9-

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $23.61 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $23.71 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2018. The Fund’s portfolio composition is subject to change.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Long/Short ETF	January 23, 2018
Net Asset Value		-5.56%
Market Price		-5.31%

LIFE OF FUND PERFORMANCE (1/23/18 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 23, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Long/Short ETF and the ICE BofAML 3-Month US Treasury Bill Index from January 23, 2018 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Managed Futures Strategy ETF

FUND COMMENTARY

For the Period from Inception on December 5, 2017 to April 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Managed Futures Strategy ETF
Net Asset Value*	-1.69%
Market Price**	-1.17%
ICE BofAML 3-Month US Treasury Bill Index (formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.58%

Net Assets as of 4/30/2018	$51,600,447

INVESTMENT OBJECTIVE***

The JPMorgan Managed Futures Strategy ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by investing globally to take advantage of opportunities across a broad range of asset classes, including equities, fixed income, currency and commodities based on the portfolio managers’ assessment of their relative attractiveness. The Fund’s portfolio managers seek to identify a set of investment return sources with distinct risk and return profiles that have a low correlation to one another and to traditional markets (each a “return factor”).

The Fund uses derivatives, including futures and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired return factor.

HOW DID THE FUND PERFORM?

For the period from inception on December 5, 2017 to April 30, 2018, the Fund posted a negative absolute performance and underperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s allocation to managed futures, which are not held in the Index, detracted from performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, the Fund’s allocations to relative value fixed income-based return factors and directional fixed income-based and equity-based return factors, which are implemented primarily through the use of fixed-income and equity futures, were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s allocations were balanced across fixed income, currency, commodity and equity index return factors.

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.57 as of April 30, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.70 as of April 30, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Managed Futures Strategy ETF

FUND COMMENTARY

Period December 5, 2017 (Fund Inception Date) Through April 30, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Managed Futures Strategy ETF	December 5, 2017
Net Asset Value		-1.69%
Market Price		-1.17%

LIFE OF FUND PERFORMANCE (12/5/17 TO 4/30/2018)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Managed Futures Strategy ETF and the ICE BofAML 3-Month US Treasury Bill Index from December 5, 2017 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 52.8%
	Aerospace & Defense — 1.9%
1,462	Boeing Co. (The)	487,665
2,002	L3 Technologies, Inc.	392,152
22,312	Rockwell Collins, Inc.	2,957,232

		3,837,049

	Auto Components — 1.0%
4,100	Autoliv, Inc. (Sweden)	549,605
7,253	BorgWarner, Inc.	354,962
3,013	Cooper-Standard Holdings, Inc.*	373,010
15,614	Gentex Corp.	355,062
1,920	Lear Corp.	358,982

		1,991,621

	Banks — 0.6%
13,800	BancorpSouth Bank	456,090
6,200	Customers Bancorp, Inc.*	178,684
13,800	Fifth Third Bancorp	457,746
2,800	Union Bankshares Corp.	105,868

		1,198,388

	Beverages — 0.2%
4,411	PepsiCo, Inc.	445,246

	Biotechnology — 1.5%
14,896	Avexis, Inc.*	3,167,783

	Building Products — 0.5%
5,667	Owens Corning	371,132
18,219	USG Corp.*	732,950

		1,104,082

	Capital Markets — 1.4%
14,761	Artisan Partners Asset Management, Inc., Class A	474,566
36,214	BGC Partners, Inc., Class A	483,819
33,953	Financial Engines, Inc.	1,516,002
24,125	Waddell & Reed Financial, Inc., Class A	488,290

		2,962,677

	Chemicals — 2.9%
11,905	CF Industries Holdings, Inc.	461,914
4,259	Eastman Chemical Co.	434,759
14,726	Huntsman Corp.	438,393
4,214	LyondellBasell Industries NV, Class A	445,546
25,022	Monsanto Co.	3,137,008
62,800	Platform Specialty Products Corp.*	632,396
4,395	Westlake Chemical Corp.	470,133

		6,020,149

SHARES	INVESTMENTS	VALUE($)

	Commercial Services & Supplies — 0.6%
12,845	Brady Corp., Class A	467,558
6,461	Deluxe Corp.	442,837
16,828	Quad/Graphics, Inc.	415,820

		1,326,215

	Communications Equipment — 0.6%
8,183	Cisco Systems, Inc.	362,425
78,231	Mitel Networks Corp.*	873,058

		1,235,483

	Construction & Engineering — 0.2%
7,543	Jacobs Engineering Group, Inc.	438,173

	Containers & Packaging — 0.4%
7,393	Greif, Inc., Class A	432,638
8,900	Sealed Air Corp.	390,265

		822,903

	Electrical Equipment — 1.2%
6,261	Eaton Corp. plc	469,763
34,805	General Cable Corp.	1,031,968
6,544	Regal Beloit Corp.	465,933
8,578	Sensata Technologies Holding plc*	435,076

		2,402,740

	Electronic Equipment, Instruments & Components — 1.6%
8,860	Methode Electronics, Inc.	353,514
118,825	VeriFone Systems, Inc.*	2,734,163
18,875	Vishay Intertechnology, Inc.	333,144

		3,420,821

	Energy Equipment & Services — 1.0%
27,084	Diamond Offshore Drilling, Inc.*	498,075
11,675	National Oilwell Varco, Inc.	451,472
26,282	RPC, Inc.	473,339
5,100	Tidewater, Inc.*	174,726
19,886	Unit Corp.*	451,014

		2,048,626

	Food & Staples Retailing — 0.6%
10,400	United Natural Foods, Inc.*	468,208
6,000	Walgreens Boots Alliance, Inc.	398,700
5,171	Walmart, Inc.	457,427

		1,324,335

	Food Products — 1.8%
13,032	Conagra Brands, Inc.	483,096
21,558	Flowers Foods, Inc.	487,426
3,718	Ingredion, Inc.	450,213
4,009	JM Smucker Co. (The)	457,347

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Food Products — continued
8,003	John B Sanfilippo & Son Inc	455,291
29,767	Nomad Foods Ltd. (United Kingdom)*	490,858
3,663	Sanderson Farms, Inc.	407,179
6,802	Tyson Foods, Inc., Class A	476,820

		3,708,230

	Gas Utilities — 0.6%
14,452	WGL Holdings, Inc.	1,229,865

	Health Care Equipment & Supplies — 1.2%
5,828	Analogic Corp.	484,307
4,829	Danaher Corp.	484,445
11,800	Natus Medical, Inc.*	389,990
23,311	NxStage Medical, Inc.*	620,539
4,792	STERIS plc	452,940

		2,432,221

	Health Care Providers & Services — 2.3%
4,368	Aetna, Inc.	782,090
1,576	Chemed Corp.	485,755
7,949	Encompass Health Corp.	483,458
5,164	Express Scripts Holding Co.*	390,915
1,659	Humana, Inc.	488,045
70,376	Kindred Healthcare, Inc.*	626,346
2,300	MEDNAX, Inc.*	105,593
4,790	Quest Diagnostics, Inc.	484,748
2,105	UnitedHealth Group, Inc.	497,622
2,353	WellCare Health Plans, Inc.*	482,742

		4,827,314

	Hotels, Restaurants & Leisure — 1.6%
10,900	Brinker International, Inc.	475,131
1,700	Churchill Downs, Inc.	466,820
1,700	Domino’s Pizza, Inc.	410,941
31,900	La Quinta Holdings, Inc.*	623,326
2,911	Royal Caribbean Cruises Ltd.	314,941
8,695	Wyndham Worldwide Corp.	993,055

		3,284,214

	Household Durables — 0.7%
13,100	PulteGroup, Inc.	397,716
15,200	Taylor Morrison Home Corp., Class A*	361,152
8,222	Toll Brothers, Inc.	346,639
13,724	William Lyon Homes, Class A*	368,627

		1,474,134

	Household Products — 0.2%
5,806	Procter & Gamble Co. (The)	420,006

SHARES	INVESTMENTS	VALUE($)

	Independent Power and Renewable Electricity Producers — 0.7%
14,918	NRG Energy, Inc.	462,458
26,358	NRG Yield, Inc., Class C	469,173
23,011	Vistra Energy Corp.*	525,801

		1,457,432

	Insurance — 4.9%
9,969	Aflac, Inc.	454,287
16,121	American Equity Investment Life Holding Co.	486,854
109,454	AmTrust Financial Services, Inc.	1,410,862
8,839	First American Financial Corp.	451,761
4,615	Prudential Financial, Inc.	490,667
3,180	Reinsurance Group of America, Inc.	475,092
401	Stewart Information Services Corp.	16,726
9,027	Unum Group	436,726
45,279	Validus Holdings Ltd.	3,068,558
53,330	XL Group Ltd. (Bermuda)	2,964,615

		10,256,148

	Internet Software & Services — 0.3%
332	Alphabet, Inc., Class C*	337,753
7,814	Match Group, Inc.*	368,196

		705,949

	IT Services — 3.0%
2,233	Accenture plc, Class A	337,630
5,199	Amdocs Ltd.	349,633
54,854	Blackhawk Network Holdings, Inc.*	2,462,945
4,308	Cognizant Technology Solutions Corp., Class A	352,481
15,329	Convergys Corp.	358,085
7,781	CSG Systems International, Inc.	332,949
6,200	DXC Technology Co.	638,972
6,535	ManTech International Corp., Class A	386,153
1,987	Mastercard, Inc., Class A	354,222
5,363	MAXIMUS, Inc.	362,700
18,386	Western Union Co. (The)	363,123

		6,298,893

	Life Sciences Tools & Services — 0.9%
7,113	Agilent Technologies, Inc.	467,608
8,825	Cambrex Corp.*	467,284
3,963	Charles River Laboratories International, Inc.*	412,905
4,384	ICON plc*	515,690

		1,863,487

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Machinery — 2.4%
9,500	Allison Transmission Holdings, Inc.	370,405
14,693	Atlas Copco AB, Class A (Sweden)*	574,589
2,909	Cummins, Inc.	465,033
6,600	Dover Corp.	611,820
10,588	Greenbrier Cos., Inc. (The)	464,284
9,834	Hillenbrand, Inc.	455,806
3,101	Illinois Tool Works, Inc.	440,404
5,706	Ingersoll-Rand plc	478,676
8,900	Pentair plc (United Kingdom)	598,792
10,300	Terex Corp.	376,156
2,200	Trinity Industries, Inc.	70,114

		4,906,079

	Media — 0.3%
1,000	CBS Corp. (Non-Voting), Class B	49,200
5,027	Omnicom Group, Inc.	370,289
1,258	Time Warner, Inc.	119,258

		538,747

	Metals & Mining — 0.3%
18,700	Sandstorm Gold Ltd. (Canada)*	86,513
15,443	Schnitzer Steel Industries, Inc., Class A	454,796

		541,309

	Multiline Retail — 0.5%
9,057	Big Lots, Inc.	384,470
5,674	Kohl’s Corp.	352,469
5,070	Target Corp.	368,082

		1,105,021

	Multi-Utilities — 2.6%
8,779	Avista Corp.	455,279
17,913	CenterPoint Energy, Inc.	453,736
31,723	Innogy SE (Germany) (a) (b)	1,393,915
43,278	Vectren Corp.	3,041,145

		5,344,075

	Oil, Gas & Consumable Fuels — 0.6%
1,300	Energen Corp.*	85,072
8,770	HollyFrontier Corp.	532,251
5,700	Peabody Energy Corp.	210,045
4,429	Valero Energy Corp.	491,309

		1,318,677

	Paper & Forest Products — 1.2%
10,151	Domtar Corp.	445,629
60,953	KapStone Paper and Packaging Corp.	2,098,002

		2,543,631

SHARES	INVESTMENTS	VALUE($)

	Personal Products — 0.2%
4,100	Herbalife Nutrition Ltd.*	433,493

	Pharmaceuticals — 1.1%
45,163	Akorn, Inc.*	651,702
3,483	Johnson & Johnson	440,565
11,369	Pfizer, Inc.	416,219
2,118	STADA Arzneimittel AG (Germany)	214,437
4,794	Taro Pharmaceutical Industries Ltd.*	488,892

		2,211,815

	Professional Services — 0.7%
7,700	FTI Consulting, Inc.*	449,680
7,450	ICF International, Inc.	499,895
4,141	ManpowerGroup, Inc.	396,377

		1,345,952

	Real Estate Management & Development — 0.0% (c)
1,800	CBRE Group, Inc., Class A*	81,558

	Road & Rail — 0.2%
14,055	ArcBest Corp.	451,166

	Semiconductors & Semiconductor Equipment — 3.7%
6,129	Applied Materials, Inc.	304,427
3,178	Cabot Microelectronics Corp.	322,408
4,996	First Solar, Inc.*	354,266
1,658	Lam Research Corp.	306,830
5,852	Maxim Integrated Products, Inc.	318,934
44,441	Microsemi Corp.*	2,874,888
2,927	MKS Instruments, Inc.	299,725
21,347	NXP Semiconductors NV (Netherlands)*	2,239,300
8,750	Teradyne, Inc.	284,813
3,315	Texas Instruments, Inc.	336,241

		7,641,832

	Software — 1.3%
6,000	Avaya Holdings Corp.*	137,340
3,340	Blackbaud, Inc.	350,567
9,514	Cadence Design Systems, Inc.*	381,131
3,822	Citrix Systems, Inc.*	393,322
2,029	Intuit, Inc.	374,939
7,684	Oracle Corp.	350,928
4,173	Synopsys, Inc.*	356,833
2,863	VMware, Inc., Class A*	381,523

		2,726,583

	Specialty Retail — 2.0%
13,835	Abercrombie & Fitch Co., Class A	354,453
17,935	American Eagle Outfitters, Inc.	370,896
5,176	Best Buy Co., Inc.	396,119

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
37,235	Chico’s FAS, Inc.	369,744
2,957	Children’s Place, Inc. (The)	377,165
10,651	Dick’s Sporting Goods, Inc.	352,442
9,900	Foot Locker, Inc.	426,492
11,218	Gap, Inc. (The)	328,014
6,600	Murphy USA, Inc.*	412,962
42,035	Rent-A-Center, Inc.	424,974
13,400	Tailored Brands, Inc.	422,770

		4,236,031

	Technology Hardware, Storage & Peripherals — 0.2%
2,067	Apple, Inc.	341,593

	Textiles, Apparel & Luxury Goods — 0.7%
3,943	Deckers Outdoor Corp.*	367,724
9,701	Movado Group, Inc.	382,705
3,311	Ralph Lauren Corp.	363,713
12,369	Wolverine World Wide, Inc.	370,575

		1,484,717

	Thrifts & Mortgage Finance — 0.2%
22,502	PennyMac Financial Services, Inc., Class A*	463,541

	Trading Companies & Distributors — 0.2%
10,300	HD Supply Holdings, Inc.*	398,713

	Total Common Stocks (Cost $107,841,350)	109,818,717

Short-Term Investments — 41.1%
	Investment Companies — 41.1%
85,343,402	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (d) (e) (Cost $85,343,402)	85,343,402

	Total Investments — 93.9% (Cost $193,184,752)	195,162,119
	Other Assets Less Liabilities — 6.1%	12,711,823

	Net Assets — 100.0%	$207,873,942

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Represents less than 0.05% of net assets.
(d)	— Affiliated company as defined under the Investment Company Act of 1940.
(e)	— The rate shown was the current yield as of April 30, 2018.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Futures contracts outstanding as of April 30, 2018:
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
	Long Contracts
34	Feeder Cattle	05/2018	USD	2,382,975	157,537
3	Hang Seng Index	05/2018	HKD	582,624	3,660
27	LME Aluminum Base Metal	05/2018	USD	1,527,863	113,681
21	LME Nickel Base Metal	05/2018	USD	1,713,726	8,925
44	LME Zinc Base Metal	05/2018	USD	3,441,625	(140,169)
54	WTI Crude Oil	05/2018	USD	3,702,780	302,326
11	100 oz Gold	06/2018	USD	1,451,120	(21,639)
231	Australia 10 Year Bond	06/2018	AUD	22,241,710	84,400
14	Canada 10 Year Bond	06/2018	CAD	1,433,311	5,357
14	Euro-Schatz	06/2018	EUR	1,892,080	1,085
6	FTSE/MIB Index	06/2018	EUR	853,103	50,191
16	Japan 10 Year Bond	06/2018	JPY	22,047,567	(16,101)
63	Live Cattle	06/2018	USD	2,673,720	(197,486)
22	LME Aluminum Base Metal	06/2018	USD	1,245,750	77,675
15	LME Nickel Base Metal	06/2018	USD	1,225,890	21,231
27	LME Zinc Base Metal	06/2018	USD	2,112,075	(96,807)
4	S&P 500 E-Mini Index	06/2018	USD	529,400	(21,368)
2	SPI 200 Index	06/2018	AUD	223,745	(1,149)
417	U.S. Treasury 10 Year Note	06/2018	USD	49,851,047	(123,996)
15	WTI Crude Oil	06/2018	USD	1,027,200	88,860
77	Cocoa	07/2018	USD	2,175,250	222,628
19	Corn	07/2018	USD	380,712	12,494
43	Cotton No. 2	07/2018	USD	1,802,560	48,436
9	LME Aluminum Base Metal	07/2018	USD	508,838	60,104
27	Soybean	07/2018	USD	1,415,475	23,733
2	Wheat	07/2018	USD	51,050	3,994
31	Live Cattle	08/2018	USD	1,296,110	(82,491)

					585,111

	Short Contracts
(7)	CAC 40 10 Euro Index	05/2018	EUR	(461,674)	(13,453)
(13)	IBEX 35 Index	05/2018	EUR	(1,560,668)	(30,827)
(27)	LME Aluminum Base Metal	05/2018	USD	(1,527,863)	(191,025)
(8)	LME Nickel Base Metal	05/2018	USD	(652,848)	(24,120)
(85)	Natural Gas	05/2018	USD	(2,348,550)	2,920
(78)	Australia 3 Year Bond	06/2018	AUD	(6,513,017)	(3,309)
(28)	Canada 10 Year Bond	06/2018	CAD	(2,866,623)	12,541
(2)	DAX Index	06/2018	EUR	(758,927)	(21,419)
(24)	EURO STOXX 50 Index	06/2018	EUR	(1,003,968)	(43,025)
(45)	Euro-Bobl	06/2018	EUR	(7,118,802)	(22,752)
(16)	Euro-Bund	06/2018	EUR	(3,067,111)	(8,991)
(12)	FTSE 100 Index	06/2018	GBP	(1,230,246)	(36,071)
(40)	Japan 10 Year Bond	06/2018	JPY	(55,118,917)	35,609
(94)	Lean Hogs	06/2018	USD	(2,733,520)	198,513

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
(22)	LME Aluminum Base Metal	06/2018	USD	(1,245,750)	(144,847)
(3)	LME Nickel Base Metal	06/2018	USD	(245,178)	10,845
(5)	LME Zinc Base Metal	06/2018	USD	(391,125)	12,872
(83)	Long Gilt	06/2018	GBP	(13,970,173)	(149,925)
(28)	Natural Gas	06/2018	USD	(784,000)	10,740
(171)	S&P 500 E-Mini Index	06/2018	USD	(22,631,850)	768,853
(153)	Sugar No. 11	06/2018	USD	(2,013,480)	141,634
(48)	U.S. Treasury 10 Year Note	06/2018	USD	(5,738,250)	29,660
(165)	U.S. Treasury 2 Year Note	06/2018	USD	(34,987,734)	60,880
(100)	U.S. Treasury 5 Year Note	06/2018	USD	(11,348,438)	40,118
(18)	U.S. Treasury Long Bond	06/2018	USD	(2,583,000)	14,834
(58)	Coffee ‘C’	07/2018	USD	(2,670,900)	(97,450)
(1)	Copper	07/2018	USD	(76,850)	2,422
(164)	Corn	07/2018	USD	(3,286,150)	(91,159)
(5)	LME Aluminum Base Metal	07/2018	USD	(282,688)	(3,156)
(31)	Silver	07/2018	USD	(2,542,155)	27,118
(87)	Wheat	07/2018	USD	(2,220,675)	(181,194)
(12)	Feeder Cattle	08/2018	USD	(877,200)	6,165
(85)	Sugar No. 11	09/2018	USD	(1,141,448)	74,930
(55)	Wheat	09/2018	USD	(1,447,188)	(110,300)

					277,631

					862,742

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

HKD	— Hong Kong Dollar
IBEX	— Madrid Stock Exchange
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
USD	— United States Dollar

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	Settlement Date	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,108,850	AUD	1,442,887	TD Bank Financial Group	5/9/2018	22,565
MXN	3,947,357	USD	208,106	Goldman Sachs International	5/25/2018	2,156
TRY	5,280,705	USD	1,276,120	HSBC Bank, NA	5/25/2018	13,950
USD	3,822,377	AUD	4,918,973	HSBC Bank, NA	5/25/2018	118,984
USD	4,567,888	CAD	5,754,390	State Street Corp.	5/25/2018	83,966
USD	1,210,047	CHF	1,165,898	Goldman Sachs International	5/25/2018	31,168
USD	15,525,712	CHF	14,862,047	State Street Corp.	5/25/2018	498,193
USD	495,137	EUR	398,738	BNP Paribas SA	5/25/2018	12,785
USD	7,823,549	EUR	6,308,268	State Street Corp.	5/25/2018	192,462
USD	2,359,215	EUR	1,903,205	TD Bank Financial Group	5/25/2018	56,915
USD	353,306	GBP	248,555	Merrill Lynch International	5/25/2018	10,743
USD	1,266,058	HUF	317,192,687	Merrill Lynch International	5/25/2018	43,366
USD	207,708	HUF	53,842,836	State Street Corp.	5/25/2018	158

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	Settlement Date	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,336,236	ILS	4,676,477	BNP Paribas SA	5/25/2018	34,957
USD	2,200,475	NZD	2,996,852	Australia & New Zealand Banking Group Ltd.	5/25/2018	92,100
USD	14,443,524	SEK	121,469,887	Citibank NA	5/25/2018	546,850
USD	1,045,973	SEK	8,746,447	Goldman Sachs International	5/25/2018	45,342
USD	1,326,913	THB	41,325,111	Citibank NA	5/25/2018	16,660
USD	1,311,693	TWD	38,547,636	Merrill Lynch International**	5/25/2018	7,614

Total unrealized appreciation						1,830,934

JPY	33,435,314	USD	306,566	Goldman Sachs International	5/1/2018	(718)
GBP	313,301	CHF	427,381	Merrill Lynch International	5/25/2018	(342)
GBP	3,452,341	USD	4,945,713	Merrill Lynch International	5/25/2018	(187,631)
INR	86,004,218	USD	1,308,726	Merrill Lynch International**	5/25/2018	(18,783)
JPY	43,110,629	CAD	508,026	Citibank NA	5/25/2018	(887)
JPY	81,179,142	USD	758,843	Barclays Bank plc	5/25/2018	(15,088)
JPY	1,057,234,371	USD	9,879,642	HSBC Bank, NA	5/25/2018	(193,365)
MXN	23,207,982	USD	1,277,204	HSBC Bank, NA	5/25/2018	(40,997)
NOK	8,412,952	USD	1,086,991	Deutsche Bank AG	5/25/2018	(37,439)
NOK	4,102,696	USD	520,266	Goldman Sachs International	5/25/2018	(8,437)
NOK	134,012,947	USD	17,275,709	State Street Corp.	5/25/2018	(557,024)
RUB	89,096,507	USD	1,431,929	Goldman Sachs International**	5/25/2018	(21,222)
USD	450,793	CAD	579,436	Goldman Sachs International	5/25/2018	(714)
USD	1,310,530	KRW	1,405,582,723	Merrill Lynch International**	5/25/2018	(2,384)
ZAR	15,625,996	USD	1,290,068	Merrill Lynch International	5/25/2018	(40,602)

Total unrealized depreciation						(1,125,633)

Net unrealized appreciation						705,301

**	— Non-deliverable forward. See Note 2.C.(2). in the Notes to Financial Statements.

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korea (Rep.) won

MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Over the Counter (“OTC”) Total Return Swap contracts outstanding as of April 30, 2018:
Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media Gen, Inc. CVR ‡	Total appreciation of the position at maturity	Total appreciation/depreciation of the position at maturity	At Termination	Bank of America	11/16/2018	USD 1,329	$—	$65

							—	65

‡	— Value determined using significant unobservable inputs.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited)

OTC Total Return Basket Swap contracts outstanding as April 30, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$(2,611,735)	$(21,640)	$(27,263)	$(48,903)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
International Consolidated Airlines Group SA	51,440	444,659	8,603	0.0	(a)

Capital Markets
3i Group plc	2,539	32,774	1,035	0.0	(a)

Construction & Engineering
Kier Group plc	9,799	144,594	6,262	0.0	(a)

Containers & Packaging
DS Smith plc	60,893	436,208	12,292	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	17,304	143,600	5,710	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	8,155	27,198	952	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	453	29,443	759	0.0	(a)
William Hill plc	5,283	21,249	(3,111)	(0.0	)(a)

	5,736	50,692	(2,352)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	1,426	79,833	2,704	0.0	(a)
Bovis Homes Group plc	21,686	368,978	10,110	0.0	(a)
Redrow plc	9,543	82,233	1,604	0.0	(a)

	32,655	531,044	14,418	0.0	(a)

Machinery
Fenner plc	66,335	555,246	(460)	(0.0	)(a)
Vesuvius plc	58,449	472,025	11,672	0.0	(a)

	124,784	1,027,271	11,212	0.0	(a)

Media
Pearson plc	35,453	406,456	28,792	0.0	(a)

Metals & Mining
Anglo American plc	18,976	446,491	(24,931)	(0.0	)(a)
BHP Billiton plc	22,991	490,224	6,924	0.0	(a)
Centamin plc	42,403	91,626	1,755	0.0	(a)
Rio Tinto plc	2,231	121,603	(549)	(0.0	)(a)

	86,601	1,149,944	(16,801)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Multi-Utilities
Centrica plc	6,876	14,559	816	0.0	(a)

Professional Services
Capita plc	129,567	341,677	76,901	0.1
Hays plc	42,090	103,723	(58)	(0.0	)(a)

	171,657	445,400	76,843	0.1

Road & Rail
National Express Group plc	82,310	444,176	(23,727)	(0.0	)(a)

Thrifts & Mortgage Finance
Paragon Banking Group plc	60,779	435,741	25,536	0.0	(a)

Wireless Telecommunication Services
Vodafone Group plc	32,078	93,611	2,325	0.0	(a)

Total Long Positions of Total Return Basket Swaps	789,059	5,827,927	151,916	0.1

Short Positions

Common Stocks
Aerospace & Defense
Cobham plc	(266,042)	(420,180)	5,501	0.0	(a)
Rolls-Royce Holdings plc	(35,890)	(414,499)	11,953	0.0	(a)

	(301,932)	(834,679)	17,454	0.0	(a)

Banks
Standard Chartered plc	(43,317)	(455,003)	(20,079)	(0.0	)(a)

Capital Markets
St James’s Place plc	(29,375)	(457,583)	(14,957)	(0.0	)(a)

Chemicals
Johnson Matthey plc	(9,623)	(434,906)	(1,763)	(0.0	)(a)

Commercial Services & Supplies
Serco Group plc*	(310,012)	(409,673)	2,831	0.0	(a)

Construction & Engineering
Balfour Beatty plc	(97,819)	(395,033)	(8,988)	(0.0	)(a)

Diversified Consumer Services
Dignity plc	(23,880)	(358,673)	(17,500)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(121,487)	(380,941)	12,383	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	(17,425)	(373,815)	(21,052)	(0.0	)(a)
InterContinental Hotels Group plc	(5,978)	(377,161)	(20,169)	(0.0	)(a)
Merlin Entertainments plc (b)	(74,288)	(375,802)	(22,089)	(0.1)
Whitbread plc	(5,780)	(340,079)	(9,976)	(0.0	)(a)

	(103,471)	(1,466,857)	(73,286)	(0.1)

Industrial Conglomerates
DCC plc	(4,102)	(393,729)	(11,738)	(0.0	)(a)

Machinery
Weir Group plc (The)	(15,293)	(447,501)	(5,066)	(0.0	)(a)

Media
ITV plc	(175,207)	(364,496)	(19,899)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Metals & Mining
Fresnillo plc	(25,123)	(440,959)	15,047	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(52,049)	(290,050)	(9,964)	(0.0	)(a)

Tobacco
British American Tobacco plc	(7,792)	(427,372)	(13,272)	(0.0	)(a)

Trading Companies & Distributors
Bunzl plc	(15,009)	(435,210)	3,353	0.0	(a)

Water Utilities
Pennon Group plc	(46,677)	(443,489)	(24,565)	(0.0	)(a)

Preferred Stock
Aerospace & Defense
Rolls-Royce plc* ‡	(2,548,190)	(3,508)	(3,547)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(3,930,358)	(8,439,662)	(173,556)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(3,141,299)	(2,611,735)	(21,640)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	10/18/2018	$(17,313,008)	$604,561	$4,629	$609,190

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Aerovironment, Inc.*	(5,213)	(284,108)	11,521	0.0	(a)
TransDigm Group, Inc.	(929)	(297,810)	5,388	0.0	(a)

	(6,142)	(581,918)	16,909	0.0	(a)

Airlines
Spirit Airlines, Inc.*	(7,044)	(251,612)	17,751	0.0	(a)

Banks
Signature Bank*	(1,959)	(249,087)	15,613	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(5,293)	(294,714)	(18,526)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued

Common Stocks — continued
Commercial Services & Supplies
Clean Harbors, Inc.*	(4,642)	(212,604)	12,998	0.0	(a)
Covanta Holding Corp.	(17,372)	(258,843)	10,423	0.0	(a)
Healthcare Services Group, Inc.	(4,330)	(167,268)	(563)	(0.0	)(a)

	(26,344)	(638,715)	22,858	0.0	(a)

Communications Equipment
Infinera Corp.*	(27,781)	(325,593)	(2,222)	(0.0	)(a)
Lumentum Holdings, Inc.*	(6,597)	(332,819)	83,122	0.1
ViaSat, Inc.*	(5,677)	(363,214)	5,109	0.0	(a)

	(40,055)	(1,021,626)	86,009	0.1

Consumer Finance
LendingClub Corp.*	(40,899)	(110,018)	30,265	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(7,216)	(148,722)	7,577	0.0	(a)

Diversified Consumer Services
Chegg, Inc.*	(13,888)	(322,340)	(1,528)	(0.0	)(a)

Energy Equipment & Services
Weatherford International plc*	(170,493)	(502,954)	(47,738)	(0.0	)(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(2,140)	(206,724)	11,235	0.0	(a)

Health Care Equipment & Supplies
AtriCure, Inc.*	(12,462)	(277,030)	(8,723)	(0.0	)(a)
DexCom, Inc.*	(4,576)	(334,872)	1,464	0.0	(a)
Insulet Corp.*	(3,560)	(306,160)	9,398	0.0	(a)
Nevro Corp.*	(2,876)	(256,999)	8,139	0.0	(a)
Wright Medical Group NV*	(3,097)	(60,732)	1,332	0.0	(a)

	(26,571)	(1,235,793)	11,610	0.0	(a)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.*	(889)	(376,340)	(74,649)	(0.0	)(a)
MGM Resorts International	(7,526)	(236,467)	37,555	0.0	(a)

	(8,415)	(612,807)	(37,094)	(0.0	)(a)

Household Durables
iRobot Corp.*	(834)	(48,672)	2,869	0.0	(a)
Universal Electronics, Inc.*	(4,171)	(193,117)	16,684	0.0	(a)

	(5,005)	(241,789)	19,553	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(44,821)	(207,969)	8,516	0.0	(a)
Netflix, Inc.*	(976)	(304,961)	21,531	0.0	(a)
Wayfair, Inc.*	(3,667)	(228,454)	27,062	0.0	(a)

	(49,464)	(741,384)	57,109	0.0	(a)

Internet Software & Services
ANGI Homeservices, Inc.*	(26,951)	(360,065)	22,369	0.0	(a)
Cornerstone OnDemand, Inc.*	(6,091)	(268,796)	3,289	0.0	(a)
GTT Communications, Inc.*	(5,010)	(240,731)	24,298	0.0	(a)
MINDBODY, Inc.*	(7,015)	(278,145)	9,821	0.0	(a)
Nutanix, Inc.*	(5,798)	(293,321)	28,526	0.1
Pandora Media, Inc.*	(65,657)	(368,336)	(20,354)	(0.0	)(a)
Wix.com Ltd.*	(3,586)	(294,948)	25,640	0.0	(a)

	(120,108)	(2,104,342)	93,589	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued

Common Stocks — continued
Machinery
Flowserve Corp.	(6,107)	(271,212)	14,474	0.0	(a)

Marine
Matson, Inc.	(9,129)	(266,841)	5,843	0.0	(a)

Media
Liberty Broadband Corp.*	(2,796)	(198,208)	37,970	0.0	(a)
Lions Gate Entertainment Corp.	(10,496)	(261,245)	16,374	0.0	(a)

	(13,292)	(459,453)	54,344	0.0	(a)

Metals & Mining
Coeur Mining, Inc.*	(27,237)	(206,184)	27,782	0.0	(a)
Compass Minerals International, Inc.	(4,773)	(321,223)	(955)	(0.0	)(a)

	(32,010)	(527,407)	26,827	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(3,031)	(201,743)	(1,485)	(0.0	)(a)
NiSource, Inc.	(8,971)	(218,803)	(3,947)	(0.0	)(a)
Sempra Energy	(2,228)	(249,090)	(446)	(0.0	)(a)

	(14,230)	(669,636)	(5,878)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(5,357)	(311,563)	1,929	0.0	(a)
Chesapeake Energy Corp.*	(88,645)	(263,276)	14,183	0.0	(a)
Concho Resources, Inc.*	(1,827)	(287,223)	(694)	(0.0	)(a)
Extraction Oil & Gas, Inc.*	(15,270)	(215,612)	(5,039)	(0.0	)(a)
Hess Corp.	(5,994)	(341,598)	5,574	0.0	(a)
Parsley Energy, Inc.*	(9,858)	(296,036)	4,338	0.0	(a)
SM Energy Co.	(12,794)	(306,416)	(28,019)	(0.0	)(a)

	(139,745)	(2,021,724)	(7,728)	(0.0	)(a)

Pharmaceuticals
Aclaris Therapeutics, Inc.*	(3,784)	(67,166)	(946)	(0.0	)(a)
Aerie Pharmaceuticals, Inc.*	(5,883)	(301,210)	19,414	0.0	(a)
Nektar Therapeutics*	(3,628)	(303,518)	32,217	0.0	(a)
Pacira Pharmaceuticals, Inc.*	(5,684)	(188,140)	14,778	0.0	(a)

	(18,979)	(860,034)	65,463	0.0	(a)

Road & Rail
AMERCO	(652)	(220,063)	8,098	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(8,166)	(88,846)	(4,246)	(0.0	)(a)
Inphi Corp.*	(9,765)	(279,084)	34,763	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(9,380)	(155,896)	11,913	0.0	(a)

	(27,311)	(523,826)	42,430	0.0	(a)

Software
Autodesk, Inc.*	(1,956)	(246,260)	15,589	0.0	(a)
HubSpot, Inc.*	(2,611)	(276,505)	29,113	0.1
PROS Holdings, Inc.*	(4,744)	(140,043)	19,118	0.0	(a)
Snap, Inc.*	(19,661)	(281,742)	6,292	0.0	(a)

	(28,972)	(944,550)	70,112	0.1

Specialty Retail
CarMax, Inc.*	(3,713)	(232,062)	2,859	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued

Common Stocks — continued
Technology Hardware, Storage & Peripherals
Diebold Nixdorf, Inc.	(4,465)	(68,538)	2,456	0.0	(a)
Pure Storage, Inc.*	(13,589)	(274,905)	8,969	0.0	(a)

	(18,054)	(343,443)	11,425	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(3,569)	(244,477)	36,083	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(2,801)	(242,511)	(8,123)	(0.0	)(a)
California Water Service Group	(5,709)	(221,224)	3,140	0.0	(a)

	(8,510)	(463,735)	(4,983)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(855,309)	(17,313,008)	604,561	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	10/15/2018	$(5,968,431)	$96,584	$(2,533)	$94,051

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Banks
Laurentian Bank of Canada	880	33,796	964	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(102,747)	(317,696)	(4,047)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(22,273)	(401,589)	(2,238)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(9,997)	(420,685)	26,771	0.1
Alamos Gold, Inc.	(76,956)	(415,962)	15,733	0.0	(a)
B2Gold Corp.*	(140,836)	(404,755)	48	0.0	(a)
First Majestic Silver Corp.*	(67,101)	(435,860)	16,219	0.0	(a)
Franco-Nevada Corp.	(6,325)	(448,629)	1,483	0.0	(a)
Goldcorp, Inc.	(29,585)	(392,639)	25,497	0.0	(a)
Ivanhoe Mines Ltd.*	(209,068)	(431,504)	19,448	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions — continued

Common Stocks — continued
Metals & Mining — continued
MAG Silver Corp.*	(23,000)	(255,625)	4,608	0.0	(a)
Osisko Gold Royalties Ltd.	(40,774)	(397,911)	3,539	0.0	(a)
Pretium Resources, Inc.*	(56,366)	(379,300)	25,879	0.0	(a)
Torex Gold Resources, Inc.*	(43,245)	(444,592)	8,718	0.0	(a)

	(703,253)	(4,427,462)	147,943	0.1

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(78,022)	(403,494)	(4,188)	(0.0	)(a)
Paramount Resources Ltd.*	(31,660)	(451,986)	(41,850)	(0.0	)(a)

	(109,682)	(855,480)	(46,038)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(937,955)	(6,002,227)	95,620	0.1

Total of Long and Short Positions of Total Return Basket Swaps	(937,075)	(5,968,431)	96,584	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	10/19/2018	$(17,322,064)	$(386,318)	$(410,815)	$(797,133)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Bridgestone Corp.	2,700	112,867	(2,613)	(0.0	)(a)

Building Products
Nichias Corp.	12,000	151,997	2,812	0.0	(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	10,900	103,110	(11)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	4,100	96,085	(2,107)	(0.0	)(a)
Mitsui Chemicals, Inc.	4,200	120,398	(8,322)	(0.0	)(a)

	19,200	319,593	(10,440)	(0.0	)(a)

Construction & Engineering
Obayashi Corp.	13,000	149,711	8,799	0.0	(a)
Taisei Corp.	2,200	118,681	5,989	0.0	(a)

	15,200	268,392	14,788	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	28,473	128	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Health Care Providers & Services
BML, Inc.	4,900	124,017	(75)	(0.0	)(a)
Miraca Holdings, Inc.	2,800	109,004	(1,795)	(0.0	)(a)

	7,700	233,021	(1,870)	(0.0	)(a)

Internet Software & Services
Mixi, Inc.	2,800	92,027	(6,122)	(0.0	)(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	95,826	1,637	0.0	(a)
Showa Shell Sekiyu KK	10,700	151,090	8,451	0.0	(a)

	25,400	246,916	10,088	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	128,711	1,531	0.0	(a)
Shionogi & Co. Ltd.	2,700	138,758	1,665	0.0	(a)

	11,500	267,469	3,196	0.0	(a)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,600	85,591	(8,361)	(0.0	)(a)

Trading Companies & Distributors
Sumitomo Corp.	8,700	156,170	8,383	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	134,337	3,237	0.0	(a)

Total Long Positions of Total Return Basket Swaps	112,600	2,096,853	13,226	0.0	(a)

Short Positions

Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(14,200)	(365,086)	3,753	0.0	(a)

Banks
Suruga Bank Ltd.	(26,900)	(364,399)	(55,890)	(0.0	)(a)

Chemicals
Kansai Paint Co. Ltd.	(19,900)	(447,148)	7,325	0.0	(a)
Nippon Shokubai Co. Ltd.	(6,600)	(448,471)	(17,468)	(0.0	)(a)
Toray Industries, Inc.	(47,900)	(447,126)	(5,773)	(0.0	)(a)

	(74,400)	(1,342,745)	(15,916)	(0.0	)(a)

Commercial Services & Supplies
Park24 Co. Ltd.	(14,300)	(405,080)	(6,138)	(0.0	)(a)

Construction & Engineering
JGC Corp.	(18,200)	(446,063)	(30,349)	(0.0	)(a)

Consumer Finance
Acom Co. Ltd.	(85,500)	(387,070)	2,420	0.0	(a)
Aiful Corp.*	(143,200)	(484,233)	(33,879)	(0.0	)(a)

	(228,700)	(871,303)	(31,459)	(0.0	)(a)

Diversified Consumer Services
Benesse Holdings, Inc.	(10,100)	(367,875)	(3,897)	(0.0	)(a)

Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(31,700)	(396,582)	(17,388)	(0.0	)(a)
Hokkaido Electric Power Co., Inc.	(60,800)	(403,487)	(3,922)	(0.0	)(a)
Hokuriku Electric Power Co.	(35,900)	(366,344)	(40,059)	(0.1)
Kyushu Electric Power Co., Inc.	(33,200)	(411,349)	(30,663)	(0.0	)(a)

	(161,600)	(1,577,762)	(92,032)	(0.1)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(14,700)	(324,669)	31,289	0.0	(a)
Murata Manufacturing Co. Ltd.	(2,700)	(340,865)	15,934	0.0	(a)

	(17,400)	(665,534)	47,223	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(20,800)	(415,631)	(21,338)	(0.0	)(a)
Sugi Holdings Co. Ltd.	(6,500)	(378,424)	(6,339)	(0.0	)(a)
Tsuruha Holdings, Inc.	(3,200)	(459,328)	(9,036)	(0.0	)(a)

	(30,500)	(1,253,383)	(36,713)	(0.0	)(a)

Food Products
Kameda Seika Co. Ltd.	(8,200)	(403,485)	(2,151)	(0.0	)(a)
Nissin Foods Holdings Co. Ltd.	(5,200)	(382,898)	(12,738)	(0.0	)(a)

	(13,400)	(786,383)	(14,889)	(0.0	)(a)

Gas Utilities
Toho Gas Co. Ltd.	(12,700)	(386,137)	5,363	0.0	(a)

Hotels, Restaurants & Leisure
Create Restaurants Holdings, Inc.	(27,000)	(340,070)	(42,355)	(0.0	)(a)
HIS Co. Ltd.	(5,100)	(186,119)	(11,001)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(5,700)	(268,455)	(6,163)	(0.0	)(a)

	(37,800)	(794,644)	(59,519)	(0.0	)(a)

Household Durables
Pioneer Corp.*	(160,300)	(250,053)	9,434	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(13,300)	(429,437)	(8,376)	(0.0	)(a)
Toshiba Corp.	(85,000)	(227,807)	104	0.0	(a)

	(98,300)	(657,244)	(8,272)	(0.0	)(a)

Insurance
Japan Post Insurance Co. Ltd.	(19,200)	(471,761)	(31,233)	(0.0	)(a)

Internet Software & Services
GMO internet, Inc.	(16,300)	(298,685)	(9,855)	(0.0	)(a)
Yahoo Japan Corp.	(65,100)	(267,540)	1,687	0.0	(a)

	(81,400)	(566,225)	(8,168)	(0.0	)(a)

Leisure Products
Sankyo Co. Ltd.	(10,400)	(364,595)	(2,073)	(0.0	)(a)
Shimano, Inc.	(2,700)	(359,016)	2,258	0.0	(a)

	(13,100)	(723,611)	185	0.0	(a)

Machinery
FANUC Corp.	(1,800)	(385,579)	62,862	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(19,600)	(453,255)	(4,106)	(0.0	)(a)
Mitsui OSK Lines Ltd.	(15,500)	(459,135)	(7,846)	(0.0	)(a)
Nippon Yusen KK	(22,100)	(470,079)	(19,544)	(0.0	)(a)

	(57,200)	(1,382,469)	(31,496)	(0.0	)(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(6,900)	(371,477)	(14,239)	(0.0	)(a)
Isetan Mitsukoshi Holdings Ltd.	(33,600)	(373,807)	(8,709)	(0.0	)(a)
Marui Group Co. Ltd.	(16,400)	(340,376)	(4,943)	(0.0	)(a)

	(56,900)	(1,085,660)	(27,891)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued

Common Stocks — continued
Pharmaceuticals
Nichi-iko Pharmaceutical Co. Ltd.	(10,700)	(171,198)	(1,803)	(0.0	)(a)

Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(22,500)	(411,132)	(28,227)	(0.0	)(a)

Road & Rail
Keio Corp.	(8,500)	(388,029)	(18,399)	(0.1)
Kintetsu Group Holdings Co. Ltd.	(11,300)	(459,135)	(9,966)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(18,200)	(391,725)	(15,012)	(0.0	)(a)
Tokyu Corp.	(28,000)	(470,016)	(17,715)	(0.0	)(a)

	(66,000)	(1,708,905)	(61,092)	(0.1)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(29,100)	(303,562)	(6,160)	(0.0	)(a)

Software
LINE Corp.*	(7,900)	(285,698)	10,266	0.0	(a)

Specialty Retail
IDOM, Inc.	(25,700)	(185,688)	1,116	0.0	(a)

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(35,200)	(343,949)	10,271	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(11,300)	(393,874)	17,119	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(20,200)	(465,915)	(15,992)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,377,000)	(19,418,917)	(399,544)	0.2

Total of Long and Short Positions of Total Return Basket Swaps	(1,264,400)	(17,322,064)	(386,318)	0.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions, which is denominated in EUR based on the local currencies of the positions within the swaps.	3/29/2019	$(13,013,257)	$29,585	$(5,398)	$24,187

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Banks
Bankia SA	(98,878)	(433,838)	(5,331)	(0.0	)(a)

Beverages
Remy Cointreau SA	(3,187)	(439,083)	6,010	0.0	(a)

Capital Markets
Deutsche Bank AG (Registered)	(31,502)	(430,675)	15,390	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Chemicals
LANXESS AG	(5,896)	(436,742)	13,305	0.0	(a)
Lenzing AG	(3,773)	(439,052)	(1,209)	(0.0	)(a)
OCI NV*	(4,496)	(106,697)	274	0.0	(a)
Symrise AG	(4,915)	(397,288)	(85)	(0.0	)(a)

	(19,080)	(1,379,779)	12,285	0.0	(a)

Commercial Services & Supplies
Prosegur Cia de Seguridad SA	(57,503)	(434,677)	8,815	0.0	(a)

Construction & Engineering
Boskalis Westminster	(12,717)	(376,732)	580	0.0	(a)

Containers & Packaging
Huhtamaki OYJ	(8,812)	(358,427)	16,376	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(2,060)	(412,625)	26,881	0.0	(a)

Electrical Equipment
Nexans SA	(8,656)	(456,618)	(48)	(0.0	)(a)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	(104,656)	(484,997)	(32,832)	(0.0	)(a)

Food Products
Glanbia plc	(26,552)	(448,899)	9,738	0.0	(a)

Health Care Equipment & Supplies
Sartorius Stedim Biotech	(4,323)	(402,983)	(637)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA (b) (c)	(17,446)	(356,230)	602	0.0	(a)

Household Durables
Neinor Homes SA* (b) (c)	(16,665)	(322,620)	(584)	(0.0	)(a)

Industrial Conglomerates
Siemens AG (Registered)	(2,992)	(379,969)	3,228	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE* (b) (c)	(6,401)	(329,374)	7,363	0.0	(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(835)	(450,397)	(11,556)	(0.0	)(a)
MorphoSys AG*	(4,364)	(450,727)	5,424	0.0	(a)

	(5,199)	(901,124)	(6,132)	(0.0	)(a)

Machinery
Alstom SA	(8,869)	(403,792)	(2,876)	(0.0	)(a)
ANDRITZ AG	(7,928)	(426,142)	13,995	0.0	(a)
GEA Group AG	(8,174)	(319,139)	10,733	0.0	(a)
IMA Industria Macchine Automatiche SpA	(4,563)	(442,772)	(4,009)	(0.0	)(a)
Metso OYJ	(14,168)	(503,536)	(50,080)	(0.0	)(a)

	(43,702)	(2,095,381)	(32,237)	(0.0	)(a)

Media
Altice NV*	(33,430)	(319,959)	2,212	0.0	(a)
JCDecaux SA	(8,850)	(317,150)	(5,119)	(0.0	)(a)
Telenet Group Holding NV*	(4,707)	(275,076)	21,919	0.0	(a)

	(46,987)	(912,185)	19,012	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Metals & Mining
thyssenkrupp AG	(16,450)	(427,877)	30,057	0.0	(a)

Road & Rail
Europcar Groupe SA (b) (c)	(39,702)	(462,534)	(14,335)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(4,726)	(384,304)	(29,985)	(0.0	)(a)

Transportation Infrastructure
Getlink	(27,083)	(382,326)	(4,631)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(605,279)	(13,013,257)	29,585	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.55%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/29/2019	$394,094	$66,418	$12,906	$79,324

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG (b) (c)	1,504	117,892	350	0.0	(a)
Swisscom AG (Registered)	903	433,108	18,568	0.0	(a)

	2,407	551,000	18,918	0.0	(a)

Machinery
Bobst Group SA (Registered)	4,341	463,134	(15,271)	(0.0	)(a)
Bucher Industries AG (Registered)	1,184	433,917	(50,903)	(0.0	)(a)
OC Oerlikon Corp. AG (Registered)	30,711	495,806	5,465	0.0	(a)

	36,236	1,392,857	(60,709)	(0.0	)(a)

Pharmaceuticals
Galenica AG* (b) (c)	8,877	477,218	14,711	0.0	(a)
Novartis AG (Registered)	1,135	87,366	(3,494)	(0.0	)(a)

	10,012	564,584	11,217	0.0	(a)

Total Long Positions of Total Return Basket Swaps	48,655	2,508,441	(30,574)	0.0	(a)

Short Positions

Common Stocks
Household Durables
Forbo Holding AG (Registered)	(252)	(352,500)	8,238	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Machinery
Burckhardt Compression Holding AG	(1,363)	(442,285)	2,535	0.0	(a)
Rieter Holding AG (Registered)*	(2,318)	(447,614)	4,641	0.0	(a)
	(3,681)	(889,899)	7,176	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG	(3,349)	(276,215)	76,740	0.0	(a)
Meyer Burger Technology AG*	(184,300)	(228,702)	20,856	0.0	(a)

	(187,649)	(504,917)	97,596	0.0	(a)

Specialty Retail
Dufry AG (Registered)*	(2,595)	(367,031)	(16,018)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(194,177)	(2,114,347)	96,992	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(145,522)	394,094	66,418	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$(235,233)	$4,155	$(73,791)	$(69,636)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	39,581	106,833	11,876	0.0	(a)

Metals & Mining
Fortescue Metals Group Ltd.	59,835	203,012	(1,909)	(0.0	)(a)
Sandfire Resources NL	74,446	440,598	(25,856)	(0.0	)(a)

	134,281	643,610	(27,765)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	489,307	577,090	39,849	0.0	(a)
Whitehaven Coal Ltd.	26,081	89,934	159	0.0	(a)

	515,388	667,024	40,008	0.0	(a)

Total Long Positions of Total Return Basket Swaps	689,250	1,417,467	24,119	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Chemicals
Nufarm Ltd.	(60,885)	(416,165)	(16,553)	(0.0	)(a)

Commercial Services & Supplies
Brambles Ltd.	(60,093)	(444,639)	(5,321)	(0.0	)(a)

Containers & Packaging
Pact Group Holdings Ltd.	(88,853)	(378,333)	(2,428)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(111,338)	(6,201)	(0.0	)(a)

Internet Software & Services
NEXTDC Ltd.*	(58,847)	(302,225)	10,539	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(272,195)	(1,652,700)	(19,964)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	417,055	(235,233)	4,155	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$1,447,850	$61,519	$2,333	$63,852

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Biotechnology
Shire plc	14,161	754,072	(22,278)	(0.0	)(a)

Capital Markets
Sole Realisation Co. plc* ‡	153	147	—	0.0	(a)

Media
Sky plc	68,293	1,295,761	66,589	0.0	(a)
UBM plc	84,236	1,121,478	(13,626)	(0.0	)(a)

	152,529	2,417,239	52,963	0.0	(a)

Total Long Positions of Total Return Basket Swaps	166,843	3,171,458	30,685	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Electrical Equipment
Melrose Industries plc	(257,254)	(806,658)	26,221	0.0	(a)

Media
Informa plc	(90,315)	(916,950)	4,613	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(347,569)	(1,723,608)	30,834	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(180,726)	1,447,850	61,519	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	10/18/2018	$492,872	$36,742	$(6,449)	$30,293

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Media
Time Warner, Inc.	16,319	1,547,041	(37,534)	(0.0	)(a)

Short Positions

Common Stocks
Containers & Packaging
International Paper Co.	(4,587)	(236,506)	11,513	0.0	(a)

Diversified Telecommunication Services
AT&T, Inc.	(25,005)	(817,663)	62,763	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(29,592)	(1,054,169)	74,276	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(13,273)	492,872	36,742	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	10/18/2018 to 10/22/2018	$214,225	$429	$1,124	$1,553

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Jean Coutu Group PJC, Inc. (The)	14,915	285,650	(2,827)	(0.0	)(a)

Short Positions

Common Stocks
Food & Staples Retailing
Metro, Inc.	(2,251)	(71,425)	3,256	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	12,664	214,225	429	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread of 0.35%, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$1,644,221	$(4,684)	$(395)	$(5,079)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Biotechnology
Sirtex Medical Ltd.	23,635	494,300	(225)	(0.0	)(a)

Health Care Providers & Services
Healthscope Ltd.	202,317	368,609	4,407	0.0	(a)

Oil, Gas & Consumable Fuels
Santos Ltd.	169,636	781,312	(8,866)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	395,588	1,644,221	(4,684)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread of (0.35)%, which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(496,899)	$(13,792)	$4	$(13,788)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(11,800)	(496,899)	(13,792)	(0.0	)(a)

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$60,005	$3,728	$(170)	$3,558

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB	14,972	259,307	20,502	0.0	(a)

Short Positions

Common Stocks
Wireless Telecommunication Services
Tele2 AB	(15,376)	(199,302)	(16,774)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	(404)	60,005	3,728	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/30/2019	$652,337	$(19,940)	$12,296	$(7,644)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Containers & Packaging
Smurfit Kappa Group plc	15,303	652,337	(19,940)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$7,121,617	$122,711	$412,745	$535,456

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Wizz Air Holdings plc* (b) (c)	8,592	377,280	(23,390)	(0.0	)(a)

Capital Markets
3i Group plc	30,136	389,000	12,285	0.0	(a)

Construction & Engineering
Kier Group plc	23,913	352,861	15,282	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	48,463	402,178	15,993	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	38,037	436,683	15,196	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	123,199	410,889	14,375	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure
Carnival plc	4,969	322,962	8,328	0.0	(a)
William Hill plc	72,680	292,331	(42,795)	(0.0	)(a)

	77,649	615,293	(34,467)	(0.0	)(a)

Household Durables
Barratt Developments plc	48,365	370,866	(1,274)	(0.0	)(a)
Berkeley Group Holdings plc	5,329	298,339	10,106	0.0	(a)
Persimmon plc	10,128	378,336	2,865	0.0	(a)
Redrow plc	33,127	285,459	5,566	0.0	(a)
Taylor Wimpey plc	137,503	362,119	(3,364)	(0.0	)(a)

	234,452	1,695,119	13,899	0.0	(a)

Metals & Mining
Centamin plc	167,073	361,017	6,915	0.0	(a)
Rio Tinto plc	6,834	372,494	(1,682)	(0.0	)(a)

	173,907	733,511	5,233	0.0	(a)

Multiline Retail
Marks & Spencer Group plc	94,988	375,587	7,813	0.0	(a)

Multi-Utilities
Centrica plc	208,170	440,772	24,709	0.0	(a)

Professional Services
Capita plc	82,101	216,506	48,729	0.1
Hays plc	149,485	368,379	(207)	(0.0	)(a)

	231,586	584,885	48,522	0.1

Wireless Telecommunication Services
Vodafone Group plc	132,423	386,439	9,598	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,425,515	7,200,497	125,048	0.1

Short Positions

Common Stocks
Aerospace & Defense
Cobham plc	(4,964)	(7,840)	103	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(12,748)	(71,040)	(2,440)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(17,712)	(78,880)	(2,337)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,407,803	7,121,617	122,711	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(24,492,769)	$631,848	$(2,396,698)	$(1,764,850)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Aerovironment, Inc.*	(2,441)	(133,035)	5,395	0.0	(a)
TransDigm Group, Inc.	(482)	(154,515)	2,796	0.0	(a)

	(2,923)	(287,550)	8,191	0.0	(a)

Airlines
Spirit Airlines, Inc.*	(5,137)	(183,494)	12,945	0.0	(a)

Auto Components
Gentherm, Inc.*	(9,339)	(315,658)	22,881	0.0	(a)

Banks
Pinnacle Financial Partners, Inc.	(7,065)	(452,513)	(15,896)	(0.0	)(a)
Signature Bank*	(1,252)	(159,192)	9,978	0.0	(a)

	(8,317)	(611,705)	(5,918)	(0.0	)(a)

Capital Markets
Charles Schwab Corp. (The)	(3,219)	(179,234)	(11,267)	(0.0	)(a)

Chemicals
NewMarket Corp.	(950)	(360,573)	31,891	0.0	(a)
Valvoline, Inc.	(20,602)	(417,809)	37,702	0.1

	(21,552)	(778,382)	69,593	0.1

Commercial Services & Supplies
Clean Harbors, Inc.*	(4,658)	(213,336)	13,042	0.0	(a)
Covanta Holding Corp.	(12,648)	(188,455)	7,589	0.0	(a)
Healthcare Services Group, Inc.	(6,787)	(262,182)	(882)	(0.0	)(a)

	(24,093)	(663,973)	19,749	0.0	(a)

Communications Equipment
Ciena Corp.*	(14,094)	(362,921)	8,456	0.0	(a)
Infinera Corp.*	(871)	(10,208)	(70)	(0.0	)(a)

	(14,965)	(373,129)	8,386	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(2,270)	(442,128)	19,908	0.0	(a)
Vulcan Materials Co.	(3,938)	(439,835)	26,345	0.0	(a)

	(6,208)	(881,963)	46,253	0.0	(a)

Consumer Finance
LendingClub Corp.*	(93,968)	(252,774)	69,536	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(9,569)	(197,217)	10,047	0.0	(a)

Diversified Consumer Services
Chegg, Inc.*	(2,584)	(59,975)	(284)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Fabrinet*	(9,348)	(263,707)	29,166	0.0	(a)
II-VI, Inc.*	(8,645)	(329,375)	47,547	0.1

	(17,993)	(593,082)	76,713	0.1

Energy Equipment & Services
Baker Hughes a GE Co.	(12,794)	(461,991)	(30,066)	(0.0	)(a)
Forum Energy Technologies, Inc.*	(34,296)	(432,130)	(8,574)	(0.0	)(a)

	(47,090)	(894,121)	(38,640)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Food & Staples Retailing
Casey’s General Stores, Inc.	(2,296)	(221,794)	12,054	0.0	(a)
PriceSmart, Inc.	(4,739)	(415,136)	14,928	0.0	(a)

	(7,035)	(636,930)	26,982	0.0	(a)

Health Care Equipment & Supplies
AtriCure, Inc.*	(7,207)	(160,212)	(5,045)	(0.0	)(a)
DexCom, Inc.*	(1,310)	(95,866)	419	0.0	(a)
Heska Corp.*	(4,941)	(403,284)	(395)	(0.0	)(a)
Insulet Corp.*	(989)	(85,054)	2,611	0.0	(a)
K2M Group Holdings, Inc.*	(23,593)	(450,626)	6,606	0.0	(a)
Nevro Corp.*	(1,676)	(149,767)	4,743	0.0	(a)
Wright Medical Group NV*	(18,835)	(369,354)	8,099	0.0	(a)

	(58,551)	(1,714,163)	17,038	0.0	(a)

Hotels, Restaurants & Leisure
Belmond Ltd.*	(32,341)	(346,049)	22,639	0.0	(a)
Caesars Entertainment Corp.*	(31,914)	(362,224)	12,766	0.0	(a)
Chipotle Mexican Grill, Inc.*	(78)	(33,020)	(6,550)	(0.0	)(a)
MGM Resorts International	(2,892)	(90,867)	14,431	0.0	(a)
Playa Hotels & Resorts NV*	(34,465)	(354,990)	9,306	0.0	(a)

	(101,690)	(1,187,150)	52,592	0.0	(a)

Household Durables
iRobot Corp.*	(4,576)	(267,055)	15,741	0.0	(a)
Universal Electronics, Inc.*	(3,117)	(144,317)	12,468	0.0	(a)

	(7,693)	(411,372)	28,209	0.0	(a)

Independent Power and Renewable Electricity Producers
TerraForm Power, Inc.	(35,754)	(398,657)	(2,145)	(0.0	)(a)

Insurance
RLI Corp.	(7,044)	(445,744)	4,860	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(32,577)	(151,157)	6,190	0.0	(a)
Netflix, Inc.*	(201)	(62,805)	4,434	0.0	(a)
Wayfair, Inc.*	(1,833)	(114,196)	13,528	0.0	(a)

	(34,611)	(328,158)	24,152	0.0	(a)

Internet Software & Services
Box, Inc.*	(17,306)	(395,615)	(27,343)	(0.0	)(a)
Cornerstone OnDemand, Inc.*	(2,374)	(104,765)	1,282	0.0	(a)
GTT Communications, Inc.*	(2,286)	(109,842)	11,087	0.0	(a)
MINDBODY, Inc.*	(2,517)	(99,799)	3,524	0.0	(a)
Wix.com Ltd.*	(646)	(53,134)	4,619	0.0	(a)

	(25,129)	(763,155)	(6,831)	(0.0	)(a)

IT Services
Gartner, Inc.*	(3,097)	(375,635)	(9,756)	(0.0	)(a)

Leisure Products
Mattel, Inc.	(21,760)	(322,048)	(19,802)	(0.0	)(a)

Machinery
Flowserve Corp.	(2,657)	(117,997)	6,297	0.0	(a)
Wabtec Corp.	(5,431)	(482,327)	(29,219)	(0.0	)(a)

	(8,088)	(600,324)	(22,922)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Marine
Matson, Inc.	(6,145)	(179,618)	3,933	0.0	(a)

Media
Liberty Broadband Corp.*	(1,551)	(109,950)	21,063	0.0	(a)
Lions Gate Entertainment Corp.	(3,388)	(84,327)	5,285	0.0	(a)

	(4,939)	(194,277)	26,348	0.0	(a)

Metals & Mining
AK Steel Holding Corp.*	(99,736)	(457,788)	22,939	0.0	(a)
Coeur Mining, Inc.*	(18,499)	(140,037)	18,869	0.0	(a)
Compass Minerals International, Inc.	(2,026)	(136,350)	(405)	(0.0	)(a)
Hecla Mining Co.	(118,433)	(453,598)	–	0.0	(a)
TimkenSteel Corp.*	(28,380)	(476,500)	7,379	0.0	(a)

	(267,074)	(1,664,273)	48,782	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(3,949)	(262,845)	(1,935)	(0.0	)(a)
NiSource, Inc.	(9,941)	(242,461)	(4,374)	(0.0	)(a)
Sempra Energy	(1,814)	(202,805)	(363)	(0.0	)(a)

	(15,704)	(708,111)	(6,672)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(2,583)	(150,227)	930	0.0	(a)
Chesapeake Energy Corp.*	(36,092)	(107,193)	5,775	0.0	(a)
Concho Resources, Inc.*	(768)	(120,737)	(292)	(0.0	)(a)
Extraction Oil & Gas, Inc.*	(17,362)	(245,151)	(5,729)	(0.0	)(a)
Hess Corp.	(2,000)	(113,980)	1,860	0.0	(a)
Oasis Petroleum, Inc.*	(48,125)	(530,819)	(39,944)	(0.0	)(a)
Parsley Energy, Inc.*	(4,663)	(140,030)	2,052	0.0	(a)
QEP Resources, Inc.*	(43,743)	(532,790)	(3,062)	(0.0	)(a)
SM Energy Co.	(9,662)	(231,405)	(21,160)	(0.0	)(a)

	(164,998)	(2,172,332)	(59,570)	(0.0	)(a)

Pharmaceuticals
Aclaris Therapeutics, Inc.*	(21,627)	(383,879)	(5,407)	(0.0	)(a)
Aerie Pharmaceuticals, Inc.*	(2,626)	(134,451)	8,666	0.0	(a)
Medicines Co. (The)*	(15,202)	(457,428)	16,114	0.0	(a)
Nektar Therapeutics*	(1,206)	(100,894)	10,709	0.0	(a)
Pacira Pharmaceuticals, Inc.*	(6,954)	(230,177)	18,080	0.0	(a)

	(47,615)	(1,306,829)	48,162	0.0	(a)

Road & Rail
AMERCO	(635)	(214,325)	7,887	0.0	(a)
Hertz Global Holdings, Inc.*	(19,219)	(420,896)	(22,871)	(0.0	)(a)

	(19,854)	(635,221)	(14,984)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(27,733)	(301,735)	(14,421)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(11,289)	(187,623)	14,337	0.0	(a)
MaxLinear, Inc.*	(16,827)	(375,747)	6,607	0.0	(a)
SMART Global Holdings, Inc.*	(9,807)	(383,944)	(2,039)	(0.0	)(a)
Veeco Instruments, Inc.*	(21,121)	(326,320)	43,298	0.0	(a)

	(86,777)	(1,575,369)	47,782	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Software
Autodesk, Inc.*	(836)	(105,252)	6,663	0.0	(a)
HubSpot, Inc.*	(635)	(67,247)	7,080	0.0	(a)
PROS Holdings, Inc.*	(6,283)	(185,474)	25,320	0.0	(a)
Snap, Inc.*	(5,183)	(74,272)	1,659	0.0	(a)

	(12,937)	(432,245)	40,722	0.0	(a)

Specialty Retail
CarMax, Inc.*	(1,265)	(79,063)	975	0.0	(a)

Technology Hardware, Storage & Peripherals
Diebold Nixdorf, Inc.	(19,845)	(304,621)	10,915	0.0	(a)
Pure Storage, Inc.*	(5,006)	(101,271)	3,304	0.0	(a)

	(24,851)	(405,892)	14,219	0.0	(a)

Tobacco
Philip Morris International, Inc.	(3,852)	(315,864)	74,883	0.1

Trading Companies & Distributors
MRC Global, Inc.*	(22,198)	(415,769)	3,108	0.0	(a)
NOW, Inc.*	(37,579)	(455,833)	4,509	0.0	(a)
SiteOne Landscape Supply, Inc.*	(2,203)	(150,906)	22,272	0.0	(a)

	(61,980)	(1,022,508)	29,889	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(1,959)	(169,610)	(5,681)	(0.0	)(a)
California Water Service Group	(4,541)	(175,964)	2,498	0.0	(a)

	(6,500)	(345,574)	(3,183)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,301,900)	(24,492,769)	631,848	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$8,966,888	$(63,886)	$150,312	$86,426

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Linamar Corp.	6,579	368,674	(5,669)	(0.0	)(a)
Magna International, Inc.	6,494	383,535	913	0.0	(a)
Martinrea International, Inc.	30,432	363,112	(10,652)	(0.0	)(a)

	43,505	1,115,321	(15,408)	(0.0	)(a)

Banks
Bank of Nova Scotia (The)	7,969	489,827	13,123	0.0	(a)
Laurentian Bank of Canada	11,181	429,405	12,250	0.0	(a)
National Bank of Canada	10,296	488,999	12,468	0.0	(a)
Toronto-Dominion Bank (The)	8,736	490,637	14,529	0.0	(a)

	38,182	1,898,868	52,370	0.0	(a)

Chemicals
Methanex Corp.	7,832	472,073	(54,557)	(0.0	)(a)

Commercial Services & Supplies
Transcontinental, Inc.	20,590	433,626	4,794	0.0	(a)

Energy Equipment & Services
Enerflex Ltd.	35,350	431,981	(5,315)	(0.0	)(a)

Food Products
Maple Leaf Foods, Inc.	18,490	445,707	(5,816)	(0.0	)(a)

IT Services
CGI Group, Inc.*	6,230	361,005	2,434	0.0	(a)

Media
Cogeco Communications, Inc.	6,726	$358,367	4,411	0.0	(a)

Metals & Mining
Labrador Iron Ore Royalty Corp.	25,507	434,073	(8,404)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enerplus Corp.	35,338	410,091	(9,763)	(0.0	)(a)
Husky Energy, Inc.	32,914	460,404	(46,701)	(0.0	)(a)
Parex Resources, Inc.*	32,534	559,738	36,038	0.0	(a)

	100,786	1,430,233	(20,426)	(0.0	)(a)

Paper & Forest Products
Canfor Corp.*	18,605	427,323	(18,364)	(0.0	)(a)
Norbord, Inc.	11,127	459,483	2,023	0.0	(a)
West Fraser Timber Co. Ltd.	6,107	413,665	(31,137)	(0.0	)(a)

	35,839	1,300,471	(47,478)	(0.0	)(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	14,090	455,419	31,515	0.0	(a)

Total Long Positions of Total Return Basket Swaps	353,127	9,137,144	(61,880)	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(32,803)	(101,428)	(1,292)	(0.0	)(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(13,309)	(68,828)	(714)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(46,112)	(170,256)	(2,006)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	307,015	8,966,888	(63,886)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$20,336,278	$219,294	$793,427	$1,012,721

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Bridgestone Corp.	5,700	238,275	(5,516)	(0.0	)(a)
Exedy Corp.	11,700	396,254	13,635	0.0	(a)
FCC Co. Ltd.	13,500	381,863	4,061	0.0	(a)
NHK Spring Co. Ltd.	34,500	381,247	8,587	0.0	(a)
TS Tech Co. Ltd.	9,200	372,228	4,952	0.0	(a)
Unipres Corp.	15,300	360,250	1,990	0.0	(a)

	89,900	2,130,117	27,709	0.0	(a)

Beverages
Kirin Holdings Co. Ltd.	16,800	471,559	(19,594)	(0.0	)(a)

Building Products
Nichias Corp.	23,000	291,328	5,390	0.0	(a)
Nichiha Corp.	12,100	479,741	10,614	0.0	(a)
Takasago Thermal Engineering Co. Ltd.	22,300	422,774	9,843	0.0	(a)

	57,400	1,193,843	25,847	0.0	(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	36,600	346,221	(36)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	16,200	379,655	(8,327)	(0.0	)(a)
Mitsui Chemicals, Inc.	9,100	260,862	(18,031)	(0.0	)(a)
Nippon Soda Co. Ltd.	86,000	494,055	(843)	(0.0	)(a)
Sumitomo Bakelite Co. Ltd.	48,000	432,948	(8,899)	(0.0	)(a)
Tosoh Corp.	22,900	405,063	(12,415)	(0.0	)(a)

	218,800	2,318,804	(48,551)	(0.0	)(a)

Construction & Engineering
Kajima Corp.	53,000	510,607	12,560	0.0	(a)
Kinden Corp.	24,800	432,534	10,236	0.0	(a)
Nishimatsu Construction Co. Ltd.	17,800	489,304	14,749	0.0	(a)
Obayashi Corp.	28,100	323,606	19,019	0.0	(a)
Okumura Corp.	11,800	488,507	7,072	0.0	(a)
Penta-Ocean Construction Co. Ltd.	66,000	520,134	25,144	0.1
Taisei Corp.	7,400	399,200	20,145	0.0	(a)
Toda Corp.	62,000	511,232	17,264	0.0	(a)

	270,900	3,675,124	126,189	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	8,300	393,878	1,765	0.0	(a)

Electronic Equipment, Instruments & Components
Azbil Corp.	7,900	367,661	13,619	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	10,200	454,371	7,618	0.0	(a)

Food Products
Prima Meat Packers Ltd.	87,000	530,800	49,479	0.0	(a)

Health Care Equipment & Supplies
Hoya Corp.	8,200	438,084	(2,073)	(0.0	)(a)
Nikkiso Co. Ltd.	43,000	489,605	43,758	0.0	(a)
Paramount Bed Holdings Co. Ltd.	9,400	467,698	(7,225)	(0.0	)(a)

	60,600	1,395,387	34,460	0.0	(a)

Health Care Providers & Services
BML, Inc.	12,300	311,307	(188)	(0.0	)(a)
Miraca Holdings, Inc.	8,900	346,476	(5,705)	(0.0	)(a)

	21,200	657,783	(5,893)	(0.0	)(a)

Household Durables
Haseko Corp.	24,300	382,230	9,661	0.0	(a)
Starts Corp., Inc.	13,600	375,484	14,412	0.0	(a)

	37,900	757,714	24,073	0.0	(a)

Internet Software & Services
Mixi, Inc.	8,400	276,082	(18,367)	(0.0	)(a)
IT Services
NEC Networks & System Integration Corp.	13,900	363,685	3,407	0.0	(a)

Life Sciences Tools & Services
EPS Holdings, Inc.	23,500	478,777	(4,840)	(0.0	)(a)

Machinery
Sodick Co. Ltd.	38,900	478,778	(6,937)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Inpex Corp.	37,200	475,558	933	0.0	(a)
JXTG Holdings, Inc.	53,000	345,495	5,901	0.0	(a)
Showa Shell Sekiyu KK	20,800	293,708	16,428	0.0	(a)

	111,000	1,114,761	23,262	0.0	(a)

Paper & Forest Products
Oji Holdings Corp.	70,000	492,422	32,972	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	21,500	314,464	3,740	0.0	(a)
KYORIN Holdings, Inc.	22,500	439,982	2,891	0.0	(a)
Shionogi & Co. Ltd.	6,200	318,628	3,824	0.0	(a)

	50,200	1,073,074	10,455	0.0	(a)

Real Estate Management & Development
Leopalace21 Corp.	54,100	469,206	(20,474)	(0.0	)(a)

Road & Rail
Sankyu, Inc.	9,200	447,134	12,969	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Semiconductors & Semiconductor Equipment
Ulvac, Inc.	4,700	251,423	(24,561)	(0.0	)(a)

Software
GungHo Online Entertainment, Inc.	106,700	321,827	(29,496)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	15,300	328,179	(21,424)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	24,600	491,961	14,073	0.0	(a)
Marubeni Corp.	66,100	496,382	19,199	0.0	(a)
Sumitomo Corp.	18,300	328,495	17,633	0.0	(a)

	109,000	1,316,838	50,905	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	12,000	310,008	7,469	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,513,800	22,069,235	252,061	0.1

Short Positions

Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(1,000)	(25,710)	264	0.0	(a)

Electric Utilities
Hokuriku Electric Power Co.	(9,900)	(101,025)	(11,047)	(0.0	)(a)

Food & Staples Retailing
Sugi Holdings Co. Ltd.	(400)	(23,288)	(390)	(0.0	)(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(500)	(36,817)	(1,225)	(0.0	)(a)

Hotels, Restaurants & Leisure
Colowide Co. Ltd.	(13,300)	(338,320)	416	0.0	(a)
Create Restaurants Holdings, Inc.	(5,900)	(74,312)	(9,255)	(0.0	)(a)
HIS Co. Ltd.	(3,800)	(138,677)	(8,197)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(1,200)	(56,517)	(1,298)	(0.0	)(a)

	(24,200)	(607,826)	(18,334)	(0.0	)(a)

Household Durables
Pioneer Corp.*	(62,700)	(97,806)	3,690	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(800)	(25,831)	(504)	(0.0	)(a)
Toshiba Corp.	(80,000)	(214,407)	98	0.0	(a)

	(80,800)	(240,238)	(406)	(0.0	)(a)

Internet Software & Services
GMO internet, Inc.	(3,700)	(67,800)	(2,237)	(0.0	)(a)
Yahoo Japan Corp.	(20,500)	(84,249)	531	0.0	(a)

	(24,200)	(152,049)	(1,706)	(0.0	)(a)

Pharmaceuticals
Nichi-iko Pharmaceutical Co. Ltd.	(16,900)	(270,398)	(2,848)	(0.0	)(a)

Road & Rail
Keio Corp.	(400)	(18,260)	(866)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(900)	(19,371)	(742)	(0.0	)(a)

	(1,300)	(37,631)	(1,608)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

48	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Specialty Retail
IDOM, Inc.	(19,400)	(140,169)	843	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(241,300)	(1,732,957)	(32,767)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,272,500	20,336,278	219,294	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$22,879,321	$73,345	$857,422	$930,767

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	14,557	423,103	(51,394)	(0.0	)(a)
Finnair OYJ	31,415	428,208	(32,178)	(0.0	)(a)

	45,972	851,311	(83,572)	(0.0	)(a)

Auto Components
Faurecia SA	4,400	359,299	421	0.0	(a)

Automobiles
Peugeot SA	15,689	386,320	(3,826)	(0.0	)(a)
Piaggio & C SpA	137,996	362,014	(16,002)	(0.0	)(a)

	153,685	748,334	(19,828)	(0.0	)(a)

Chemicals
Covestro AG(b)(c)	4,366	396,716	(36,439)	(0.0	)(a)

Commercial Services & Supplies
Derichebourg SA	54,540	482,683	(5,305)	(0.0	)(a)

Construction & Engineering
Arcadis NV	23,631	464,710	(6,595)	(0.0	)(a)
Eiffage SA	3,543	421,729	11,646	0.0	(a)
Maire Tecnimont SpA	93,549	475,464	(823)	(0.0	)(a)

	120,723	1,361,903	4,228	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	28,033	490,679	17,001	0.0	(a)
DNA OYJ	18,921	442,815	29,762	0.0	(a)

	46,954	933,494	46,763	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Electric Utilities
Endesa SA	18,422	429,605	14,136	0.0	(a)
Enel SpA	77,025	488,625	5,305	0.0	(a)
Verbund AG	16,289	504,457	6,018	0.0	(a)

	111,736	1,422,687	25,459	0.0	(a)

Electrical Equipment
Philips Lighting NV (b) (c)	10,817	328,965	(77,780)	(0.0	)(a)

Energy Equipment & Services
SBM Offshore NV	27,278	457,704	4,981	0.0	(a)

Food Products
ForFarmers NV	33,253	466,497	(8,232)	(0.0	)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	12,293	520,316	30,945	0.0	(a)

Independent Power and Renewable Electricity Producers
ERG SpA	19,502	467,229	12,337	0.0	(a)

Insurance
Allianz SE (Registered)	2,063	487,949	9,392	0.0	(a)
ASR Nederland NV	9,494	447,773	14,512	0.0	(a)
Talanx AG	9,273	417,796	1,562	0.0	(a)

	20,830	1,353,518	25,466	0.0	(a)

IT Services
Amadeus IT Group SA	4,802	350,353	(8,045)	(0.0	)(a)
Sopra Steria Group	1,761	375,899	19,136	0.0	(a)

	6,563	726,252	11,091	0.0	(a)

Machinery
Fincantieri SpA*	307,857	483,720	12,805	0.0	(a)
Valmet OYJ	20,611	390,705	(29,561)	(0.0	)(a)

	328,468	874,425	(16,756)	(0.0	)(a)

Media
Metropole Television SA	13,768	338,980	(2,234)	(0.0	)(a)
ProSiebenSat.1 Media SE	10,896	395,286	11,180	0.0	(a)

	24,664	734,266	8,946	0.0	(a)

Metals & Mining
Aurubis AG	5,382	480,959	(2,884)	(0.0	)(a)

Multi-Utilities
A2A SpA	213,381	429,055	13,668	0.0	(a)
Engie SA	28,203	494,723	18,046	0.0	(a)
Hera SpA	133,485	493,477	6,713	0.0	(a)
Iren SpA	151,290	459,649	12,087	0.0	(a)
REN—Redes Energeticas Nacionais SGPS SA	133,925	422,410	13,383	0.0	(a)
Veolia Environnement SA	20,443	483,653	5,825	0.0	(a)

	680,727	2,782,967	69,722	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	17,482	508,132	17,299	0.0	(a)
Eni SpA	22,966	448,949	10,963	0.0	(a)
Gaztransport Et Technigaz SA	7,801	483,630	381	0.0	(a)
Neste OYJ	6,446	542,796	123,089	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

50	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
OMV AG	7,724	478,387	16,370	0.0	(a)
Repsol SA	26,317	502,203	1,813	0.0	(a)

TOTAL SA	7,162	450,144	20,542	0.0	(a)

	95,898	3,414,241	190,457	0.1

Paper & Forest Products
Ence Energia y Celulosa SA	57,594	444,333	10,531	0.0	(a)
UPM-Kymmene OYJ	12,445	444,058	(4,580)	(0.0	)(a)

	70,039	888,391	5,951	0.0	(a)

Pharmaceuticals
Bayer AG (Registered)	3,929	469,593	(6,514)	(0.0	)(a)
Merck KGaA	4,709	460,024	(4,227)	(0.0	)(a)

	8,638	929,617	(10,741)	(0.0	)(a)

Real Estate Management & Development
CA Immobilien Anlagen AG*	13,583	471,417	20,753	0.0	(a)
LEG Immobilien AG	4,159	479,546	9,142	0.0	(a)
TAG Immobilien AG	20,999	443,750	(184)	(0.0	)(a)

	38,741	1,394,713	29,711	0.0	(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	3,422	236,505	(114,296)	(0.1)
Siltronic AG	1,927	308,564	(47,106)	(0.0	)(a)

	5,349	545,069	(161,402)	(0.1)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG(b)(c)	28,247	456,929	12,230	0.0	(a)

Transportation Infrastructure
Hamburger Hafen und Logistik AG	20,121	483,154	(4,838)	(0.0	)(a)
Societa Iniziative Autostradali e Servizi SpA	24,041	509,261	41,026	0.0	(a)

	44,162	992,415	36,188	0.0	(a)

Total Long Positions of Total Return Basket Swaps	2,003,227	24,370,900	91,957	0.1

Short Positions

Common Stocks
Banks
Liberbank SA*	(705,543)	(403,562)	1,772	0.0	(a)

Chemicals
OCI NV*	(11,969)	(284,043)	729	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(b)(c)	(375)	(19,296)	431	0.0	(a)

Internet Software & Services
Delivery Hero AG*(b)(c)	(6,473)	(308,346)	(4,797)	(0.0	)(a)

Machinery
Outotec OYJ	(51,808)	(471,211)	(16,782)	(0.0	)(a)

Media
Altice NV*	(535)	(5,121)	35	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(776,703)	(1,491,579)	(18,612)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,226,524	22,879,321	73,345	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$790,259	$29,854	$29,906	$59,760

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	151,852	409,865	45,562	0.0	(a)

Metals & Mining
Fortescue Metals Group Ltd.	66,421	225,358	(2,120)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	119,489	412,029	726	0.0	(a)

Total Long Positions of Total Return Basket Swaps	337,762	1,047,252	44,168	0.0	(a)

Short Positions

Common Stocks
Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(8,118)	(256,993)	(14,314)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	329,644	790,259	29,854	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread of 0.25%, which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$1,149,334	$(7,446)	$(678)	$(8,124)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

52	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG (b) (c)	4,520	354,302	1,053	0.0	(a)

Pharmaceuticals
Novartis AG (Registered)	4,845	372,941	(12,598)	(0.0	)(a)

Real Estate Management & Development
Swiss Prime Site AG (Registered)	4,505	422,091	4,099	0.0	(a)

Total Long Positions of Total Return Basket Swaps	13,870	1,149,334	(7,446)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread of 0.25%, which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$5,037,006	$126,697	$27,832	$154,529

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Banks
BGEO Group plc	2,200	105,169	(1,226)	(0.0	)(a)

Capital Markets
NEX Group plc	76,474	1,037,756	(4,564)	(0.0	)(a)
Sole Realisation Co. plc** ‡	698	673	—	0.0	(a)

	77,172	1,038,429	(4,564)	(0.0	)(a)

Insurance
Old Mutual plc	181,000	623,558	(6,928)	(0.0	)(a)
Prudential plc	24,093	619,529	4,034	0.0	(a)

	205,093	1,243,087	(2,894)	(0.0	)(a)

Media
Sky plc	139,685	2,650,321	135,381	0.1

Total Long Positions of Total Return Basket Swaps	424,150	5,037,006	126,697	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$25,532,268	$(682,510)	$(178,308)	$(860,818)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
United Continental Holdings, Inc.*	6,300	425,502	(19,152)	(0.0	)(a)

Automobiles
Fiat Chrysler Automobiles NV	26,400	576,312	(64,944)	(0.1)

Banks
Citigroup, Inc.	6,200	423,274	(4,402)	(0.0	)(a)
Regions Financial Corp.	23,800	445,060	18,802	0.0	(a)

	30,000	868,334	14,400	0.0	(a)

Biotechnology
Spark Therapeutics, Inc.*	1,800	137,376	(8,920)	(0.0	)(a)

Building Products
Apogee Enterprises, Inc.	3,500	143,885	(2,569)	(0.0	)(a)
NCI Building Systems, Inc.*	22,800	399,000	(17,100)	(0.0	)(a)

	26,300	542,885	(19,669)	(0.0	)(a)

Capital Markets
BGC Partners, Inc.	46,500	621,240	(16,740)	(0.0	)(a)
Greenhill & Co., Inc.	20,600	418,180	9,270	0.0	(a)
Legg Mason, Inc.	11,300	448,610	15,933	0.0	(a)

	78,400	1,488,030	8,463	0.0	(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	6,700	348,333	(5,543)	(0.0	)(a)

Communications Equipment
Juniper Networks, Inc.	18,100	445,079	3,801	0.0	(a)
NETGEAR, Inc.*	10,200	564,060	(84,660)	(0.0	)(a)
Oclaro, Inc.*	170,414	1,349,679	(90,319)	(0.1)

	198,714	2,358,818	(171,178)	(0.1)

Construction & Engineering
Chicago Bridge & Iron Co. NV	83,092	1,254,689	4,155	0.0	(a)

Distributors
Genuine Parts Co.	7,000	618,240	3,773	0.0	(a)

Diversified Consumer Services
Capella Education Co.	3,871	355,164	(11,226)	(0.0	)(a)
ServiceMaster Global Holdings, Inc.*	11,700	592,020	(17,433)	(0.0	)(a)

	15,571	947,184	(28,659)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

54	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components
Orbotech Ltd.*	21,625	1,263,333	(36,114)	(0.0	)(a)
Sanmina Corp.*	15,100	445,450	7,550	0.0	(a)

	36,725	1,708,783	(28,564)	(0.0	)(a)

Food Products
Pinnacle Foods, Inc.	2,400	144,960	(823)	(0.0	)(a)

Health Care Providers & Services
Aetna, Inc.	8,911	1,595,515	13,545	0.0	(a)
Express Scripts Holding Co.*	30,132	2,280,992	28,927	0.0	(a)
Henry Schein, Inc.*	9,200	699,200	21,289	0.0	(a)

	48,243	4,575,707	63,761	0.0	(a)

Hotels, Restaurants & Leisure
Dunkin’ Brands Group, Inc.	7,100	432,816	2,414	0.0	(a)
ILG, Inc.	22,700	774,751	(2,272)	(0.0	)(a)
Pinnacle Entertainment, Inc.*	26,447	849,478	26,711	0.0	(a)
Sonic Corp.	20,100	520,791	(20,301)	(0.0	)(a)
Wynn Resorts Ltd.	700	130,333	(3,725)	(0.0	)(a)

	77,047	2,708,169	2,827	0.0	(a)

Household Durables
Toll Brothers, Inc.	10,000	421,600	(11,400)	(0.0	)(a)

Insurance
Infinity Property & Casualty Corp.	2,853	376,596	34,521	0.0	(a)
Internet Software & Services
eBay, Inc.*	10,400	393,952	(40,248)	(0.0	)(a)
MuleSoft, Inc.*	69,316	3,090,107	(9,704)	(0.0	)(a)
Web.com Group, Inc.*	23,100	429,660	(8,085)	(0.0	)(a)

	102,816	3,913,719	(58,037)	(0.0	)(a)

IT Services
Travelport Worldwide Ltd.	8,000	137,120	(1,040)	(0.0	)(a)

Leisure Products
Brunswick Corp.	10,300	616,764	(14,317)	(0.0	)(a)

Life Sciences Tools & Services
Medpace Holdings, Inc.*	11,700	432,783	(8,307)	(0.0	)(a)

Machinery
Trinity Industries, Inc.	15,800	503,546	(948)	(0.0	)(a)

Media
CBS Corp. (Non-Voting)	6,900	339,480	(13,593)	(0.0	)(a)
Time Warner, Inc.	2,355	223,254	(5,417)	(0.0	)(a)

	9,255	562,734	(19,010)	(0.0	)(a)

Multi-Utilities
SCANA Corp.	46,680	1,716,424	(20,539)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Andeavor	19,200	2,655,744	(9,343)	(0.0	)(a)
Antero Resources Corp.*	6,600	125,400	(9,372)	(0.0	)(a)
Arch Coal, Inc.	4,300	347,569	(71,552)	(0.0	)(a)
EQT Corp.	12,100	607,299	12,705	0.0	(a)
Phillips 66	4,100	456,371	9,922	0.0	(a)
RSP Permian, Inc.*	65,340	3,241,517	47,698	0.0	(a)

	111,640	7,433,900	(19,942)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Personal Products
Edgewell Personal Care Co.*	9,100	400,855	(22,477)	(0.0	)(a)

Pharmaceuticals
Innoviva, Inc.*	27,000	391,500	(37,800)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Cavium, Inc.*	32,617	2,446,601	(213,315)	(0.1)
Nanometrics, Inc.*	14,200	352,444	(26,270)	(0.0	)(a)

	46,817	2,799,045	(239,585)	(0.1)

Software
Citrix Systems, Inc.*	4,000	411,640	18,760	0.0	(a)
CommVault Systems, Inc.*	2,000	139,900	(558)	(0.0	)(a)
VMware, Inc.*	3,100	413,106	(13,268)	(0.0	)(a)

	9,100	964,646	4,934	0.0	(a)

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	120,690	(3,420)	(0.0	)(a)
AutoNation, Inc.*	9,100	420,329	(11,830)	(0.0	)(a)
Sleep Number Corp.*	11,000	311,740	(89,870)	(0.1)

	21,900	852,759	(105,120)	(0.1)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	25,100	481,167	(53,907)	(0.0	)(a)
Xerox Corp.	4,100	128,945	4,838	0.0	(a)

	29,200	610,112	(49,069)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	1,116,853	40,837,425	(818,209)	(0.4	)(a)

Short Positions

Common Stocks
Capital Markets
CME Group, Inc.	(3,361)	(529,962)	25,275	0.0	(a)

Communications Equipment
Lumentum Holdings, Inc.*	(4,133)	(208,510)	52,076	0.0	(a)

Diversified Consumer Services
Strayer Education, Inc.	(3,353)	(352,300)	11,333	0.0	(a)

Diversified Telecommunication Services
AT&T, Inc.	(3,351)	(109,578)	8,411	0.0	(a)

Energy Equipment & Services
McDermott International, Inc.*	(203,366)	(1,342,216)	(71,178)	(0.0	)(a)

Health Care Providers & Services
Cigna Corp.	(8,505)	(1,461,329)	28,832	0.0	(a)
CVS Health Corp.	(11,014)	(769,108)	(35,465)	(0.0	)(a)

	(19,519)	(2,230,437)	(6,633)	(0.0	)(a)

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	(3,700)	(453,657)	(4,430)	(0.0	)(a)
Penn National Gaming, Inc.*	(10,996)	(333,289)	(31,009)	(0.0	)(a)

	(14,696)	(786,946)	(35,439)	(0.0	)(a)

Insurance
Kemper Corp.	(3,395)	(229,162)	(33,441)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

56	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Multi-Utilities
Dominion Energy, Inc.	(27,885)	(1,856,026)	(13,664)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	(18,104)	(2,846,130)	(6,880)	(0.0	)(a)
Marathon Petroleum Corp.	(30,300)	(2,269,773)	16,423	0.0	(a)

	(48,404)	(5,115,903)	9,543	0.0	(a)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(5,352)	(544,512)	34,788	0.0	(a)
Marvell Technology Group Ltd.	(70,254)	(1,409,295)	137,698	0.1

	(75,606)	(1,953,807)	172,486	0.1

Software
salesforce.com, Inc.*	(4,879)	(590,310)	16,930	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(411,948)	(15,305,157)	135,699	0.1

Total of Long and Short Positions of Total Return Basket Swaps	704,905	25,532,268	(682,510)	(0.3	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CDOR on long positions, plus or minus a specified spread of 0.15%, which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$391,239	$(2,827)	$(9,575)	$(12,402)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Construction & Engineering
Aecon Group, Inc.	27,830	391,239	(2,827)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread of 0.25%, which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$8,992,049	$58,378	$130,829	$189,207

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
CIE Automotive SA	5,928	221,600	(38)	(0.0	)(a)

Biotechnology
Ablynx NV*	7,987	430,550	793	0.0	(a)

Internet & Direct Marketing Retail
Yoox Net-A-Porter Group SpA*	50,707	2,320,076	4,866	0.0	(a)

Machinery
Pfeiffer Vacuum Technology AG	524	77,525	(1,270)	(0.0	)(a)

Pharmaceuticals
STADA Arzneimittel AG	2,810	284,499	(1,446)	(0.0	)(a)

Software
Gemalto NV*	49,052	2,954,652	(7,179)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Kering SA	1,249	722,542	67,373	0.0	(a)

Transportation Infrastructure
Abertis Infraestructuras SA	89,836	1,980,605	(4,721)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	208,093	8,992,049	58,378	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CIBOR on long positions, plus or minus a specified spread of 0.25%, which is denominated in DKK based on the local currencies of the positions within the swaps.	9/25/2020	$1,522,851	$4,889	$11,154	$16,043

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
TDC A/S*	187,013	1,522,851	4,889	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions, plus or minus a specified spread of 0.25%, which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 to 4/06/2021	$1,574,443	$29,312	$36,603	$65,915

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

58	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Wesfarmers Ltd.	19,705	648,286	33,990	0.0	(a)

Hotels, Restaurants & Leisure
Mantra Group Ltd.	108,476	322,131	(479)	(0.0	)(a)

Metals & Mining
South32 Ltd.	213,265	591,815	(3,551)	(0.0	)(a)
Westgold Resources Ltd.*	12,939	12,211	(648)	(0.0	)(a)

	226,204	604,026	(4,199)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	354,385	1,574,443	29,312	0.0	(a)

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(a)	— Amounts rounds to less than 0.05%.
(b)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	— Notional value represents market value, as of April 30, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.64%
BBR	Bank Base Rate	1.90%
BBSW	ASX Australia Bank Bill Short Term Rates	1.90%
CDOR	Canada Bankers Acceptances Rates	1.64%
CIBOR	Copenhagen Interbank Offered Rate	(0.29)%
CHF LIBOR	Swiss Franc LIBOR	(0.79)%
EUR LIBOR	Euro LIBOR	(0.40)%
EURIBOR	Euro Interbank Offered Rate	(0.37)%
GBP LIBOR	British Pound Sterling LIBOR	0.51%
JPY LIBOR	Japanese Yen LIBOR	(0.05)%
LIBOR	London Interbank Offered Rate	1.91%
STIBOR	Stockholm Interbank Offered Rates	(0.47)%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Alternatives Fund

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of April 30, 2018:

	Net Upfront Payments (Receipts)($)	Value($)
Assets
OTC Total return basket swaps contracts outstanding	–	3,956,832
OTC Total return swap contracts outstanding	–	65

Total OTC swap contracts outstanding	–	3,956,897

Liabilities

Total OTC Total return basket swaps outstanding	–	(3,588,377)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

60	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
COMMON STOCKS—38.8%
	Aerospace & Defense — 1.5%
2,886	Rockwell Collins, Inc.	382,510

	Banks — 0.6%
4,000	Union Bankshares Corp.	151,240

	Biotechnology — 2.1%
1,872	Avexis, Inc.*	398,100
1,900	Spark Therapeutics, Inc.*	145,008

		543,108

	Building Products — 1.6%
6,100	Advanced Drainage Systems, Inc.	153,720
3,800	Apogee Enterprises, Inc.	156,218
2,437	USG Corp.*	98,040

		407,978

	Capital Markets — 0.7%
4,222	Financial Engines, Inc.	188,512

	Chemicals — 1.6%
3,329	Monsanto Co.	417,357

	Communications Equipment — 0.4%
9,715	Mitel Networks Corp.*	108,419

	Electrical Equipment — 0.7%
6,451	General Cable Corp.	191,272

	Electronic Equipment, Instruments & Components — 1.4%
15,693	VeriFone Systems, Inc.*	361,096

	Food Products — 0.6%
2,600	Pinnacle Foods, Inc.	157,040

	Gas Utilities — 1.5%
4,456	WGL Holdings, Inc.	379,206

	Health Care Equipment & Supplies — 1.5%
14,351	NxStage Medical, Inc.*	382,024

	Health Care Providers & Services — 0.9%
11,099	Kindred Healthcare, Inc.*	98,781
3,000	MEDNAX, Inc.*	137,730

		236,511

	Hotels, Restaurants & Leisure — 1.8%
1,700	Jack in the Box, Inc.	152,490
6,200	Sonic Corp.	160,642
800	Wynn Resorts Ltd.	148,952

		462,084

	Household Durables — 0.6%
5,400	Newell Brands, Inc.	149,202

SHARES	INVESTMENTS	VALUE($)

	Insurance — 3.8%
15,765	AmTrust Financial Services, Inc.	203,211
100	Stewart Information Services Corp.	4,171
5,890	Validus Holdings Ltd.	399,165
6,994	XL Group Ltd. (Bermuda)	388,797

		995,344

	IT Services — 2.5%
7,541	Blackhawk Network Holdings, Inc.*	338,591
6,100	Cardtronics plc, Class A*	160,125
9,400	Travelport Worldwide Ltd.	161,116

		659,832

	Machinery — 1.3%
7,100	Actuant Corp., Class A	167,205
2,400	Tennant Co.	177,600

		344,805

	Multi-Utilities — 3.6%
7,219	Avista Corp.	374,377
4,186	Innogy SE (Germany) (a) (b)	183,934
5,426	Vectren Corp.	381,285

		939,596

	Oil, Gas & Consumable Fuels — 2.5%
8,300	Antero Resources Corp.*	157,700
8,400	Carrizo Oil & Gas, Inc.*	168,588
2,700	Energen Corp.*	176,688
3,800	Peabody Energy Corp.	140,030

		643,006

	Paper & Forest Products — 1.1%
8,438	KapStone Paper and Packaging Corp.	290,436

	Personal Products — 0.7%
1,800	Herbalife Nutrition Ltd.*	190,314

	Pharmaceuticals — 0.3%
5,667	Akorn, Inc.*	81,775

	Real Estate Management & Development — 0.6%
3,500	CBRE Group, Inc., Class A*	158,585

	Semiconductors & Semiconductor Equipment — 2.8%
5,807	Microsemi Corp.*	375,655
3,346	NXP Semiconductors NV (Netherlands)*	350,995

		726,650

	Software — 0.6%
2,200	CommVault Systems, Inc.*	153,890

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Specialty Retail — 0.9%
2,300	Asbury Automotive Group, Inc.*	154,215
8,609	Rent-A-Center, Inc.	87,037

		241,252

	Technology Hardware, Storage & Peripherals — 0.6%
5,100	Xerox Corp.	160,395

	TOTAL COMMON STOCKS (Cost $10,135,294)	10,103,439

SHORT-TERM INVESTMENTS — 61.7%
	INVESTMENT COMPANIES — 61.7%
16,051,189	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (c)(d) (Cost $16,051,189)	16,051,189

	Total Investments — 100.5% (Cost $26,186,483)	26,154,628
	Liabilities in Excess of Other Assets — (0.5%)	(141,133)

	Net Assets — 100.0%	$26,013,495

Percentages indicated are based on net assets.

*	— Non-income producing security.
(a)

—  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Affiliated company as defined under the Investment Company Act of 1940.
(d)	— The rate shown was the current yield as of April 30, 2018.

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	165,422	EUR	133,429	State Street Corp.	5/25/2018	4,014

Net unrealized appreciation						4,014

Abbreviations

EUR	— Euro
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited)

OTC Total Return Basket Swaps Outstanding at April 30, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION) (1)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.13)% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/31/2019	$1,135,766	$16,146	$15,261	$31,407

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Banks
BGEO Group plc	582	27,822	(625)	(0.0	)(a)

Biotechnology
Shire plc	1,771	94,306	(2,786)	(0.0	)(a)

Capital Markets
NEX Group plc	10,140	137,600	(2,190)	(0.0	)(a)

Insurance
Old Mutual plc	44,441	153,102	(1,701)	(0.0	)(a)
Prudential plc	5,790	148,885	4,737	0.0	(a)

	50,231	301,987	3,036	0.0	(a)

Media
Sky plc	29,679	563,116	21,202	0.1
UBM plc	12,274	163,410	658	0.0	(a)

	41,953	726,526	21,860	0.1

Total Long Positions of Total Return Basket Swaps	104,677	1,288,241	19,295	0.1

Short Positions
Common Stock
Electrical Equipment
Melrose Industries plc	(6,019)	(18,874)	(1,967)	(0.0	)(a)

Media
Informa plc	(13,159)	(133,601)	(1,182)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(19,178)	(152,475)	(3,149)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	85,499	1,135,766	16,146	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION) (1)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/31/2018	$10,639,336	$(17,178)	$(7,512)	$(24,690)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Airlines
United Continental Holdings, Inc.*	2,300	155,342	(115)	(0.0	)(a)

Auto Components
Autoliv, Inc.	1,100	147,455	(17,952)	(0.1)

Automobiles
Fiat Chrysler Automobiles NV	7,000	152,810	(8,680)	(0.0	)(a)

Banks
BancorpSouth Bank	5,000	165,250	6,750	0.0	(a)
Citigroup, Inc.	2,000	136,540	(4,480)	(0.0	)(a)
Customers Bancorp, Inc.*	2,000	57,640	(820)	(0.0	)(a)
Fifth Third Bancorp	4,700	155,899	6,533	0.0	(a)
Regions Financial Corp.	8,000	149,600	800	0.0	(a)

	21,700	664,929	8,783	0.0	(a)

Building Products
NCI Building Systems, Inc.*	9,500	166,250	475	0.0	(a)

Capital Markets
BGC Partners, Inc.	11,400	152,304	(570)	(0.0	)(a)
Greenhill & Co., Inc.	7,500	152,250	8,250	0.0	(a)
Legg Mason, Inc.	3,900	154,830	(1,560)	(0.0	)(a)

	22,800	459,384	6,120	0.0	(a)

Chemicals
Platform Specialty Products Corp.*	15,200	153,064	7,904	0.0	(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	2,900	150,771	(7,047)	(0.0	)(a)

Communications Equipment
Juniper Networks, Inc.	6,000	147,540	(420)	(0.0	)(a)
NETGEAR, Inc.*	2,700	149,310	(14,310)	(0.1)
Oclaro, Inc.*	22,818	180,719	(32,173)	(0.1)

	31,518	477,569	(46,903)	(0.2)

Construction & Engineering
Chicago Bridge & Iron Co. NV	13,187	199,124	14,901	0.1

Containers & Packaging
Sealed Air Corp.	3,700	162,245	1,073	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stock — continued
Distributors
Genuine Parts Co.	1,700	150,144	1,039	0.0	(a)

Diversified Consumer Services
Capella Education Co.	4,409	404,526	9,479	0.0	(a)
ServiceMaster Global Holdings, Inc.*	2,900	146,740	(464)	(0.0	)(a)

	7,309	551,266	9,015	0.0	(a)

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	3,210	187,528	(11,171)	(0.1)
Sanmina Corp.*	5,600	165,200	16,240	0.1

	8,810	352,728	5,069	0.0	(a)

Energy Equipment & Services
Tidewater, Inc.*	2,000	68,520	4,760	0.0	(a)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	2,200	146,190	5,918	0.0	(a)

Health Care Equipment & Supplies
Natus Medical, Inc.*	4,900	161,945	(5,145)	(0.0	)(a)

Health Care Providers & Services
Aetna, Inc.	2,069	370,454	10,717	0.1
Express Scripts Holding Co.*	4,667	353,292	27,442	0.1
Henry Schein, Inc.*	2,300	174,800	5,695	0.0	(a)

	9,036	898,546	43,854	0.2

Hotels, Restaurants & Leisure
Brinker International, Inc.	4,600	200,514	24,564	0.1
Churchill Downs, Inc.	600	164,760	22,440	0.1
Domino’s Pizza, Inc.	700	169,211	7,021	0.0	(a)
Dunkin’ Brands Group, Inc.	2,500	152,400	1,850	0.0	(a)
La Quinta Holdings, Inc.*	8,500	166,090	4,420	0.0	(a)
Pinnacle Entertainment, Inc.*	4,501	144,572	7,517	0.1
Sonic Corp.	6,300	163,233	(3,402)	(0.0	)(a)
Wyndham Worldwide Corp.	1,300	148,473	6,305	0.0	(a)

	29,001	1,309,253	70,715	0.3

Household Durables
PulteGroup, Inc.	5,500	166,980	2,915	0.0	(a)
Toll Brothers, Inc.	3,500	147,560	(3,990)	(0.0	)(a)

	9,000	314,540	(1,075)	(0.0	)(a)

Insurance
Infinity Property & Casualty Corp.	427	56,364	5,679	0.0	(a)
White Mountains Insurance Group Ltd.	200	173,058	1,482	0.0	(a)

	627	229,422	7,161	0.0	(a)

Internet Software & Services
eBay, Inc.*	3,600	136,368	(6,156)	(0.0	)(a)
MuleSoft, Inc.*	8,839	394,043	2,387	0.0	(a)
Web.com Group, Inc.*	8,600	159,960	2,580	0.0	(a)

	21,039	690,371	(1,189)	(0.0	)(a)

IT Services
DXC Technology Co.	1,600	164,896	848	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stock — continued
Leisure Products
Brunswick Corp.	2,500	149,700	1,650	0.0	(a)

Life Sciences Tools & Services
Medpace Holdings, Inc.*	4,900	181,251	980	0.0	(a)

Machinery
Allison Transmission Holdings, Inc.	3,900	152,061	(936)	(0.0	)(a)
Dover Corp.	1,500	139,050	(2,760)	(0.0	)(a)
Pentair plc	2,200	148,016	(5,390)	(0.1)
Terex Corp.	3,600	131,472	(3,168)	(0.0	)(a)
Trinity Industries, Inc.	4,400	140,228	(1,012)	(0.0	)(a)

	15,600	710,827	(13,266)	(0.1)

Media
CBS Corp. (Non-Voting)	2,900	142,680	(8,468)	(0.0	)(a)
Charter Communications, Inc.*	400	108,516	(14,780)	(0.1)
Time Warner, Inc.	4,124	390,955	(7,877)	(0.0	)(a)

	7,424	642,151	(31,125)	(0.1)

Multi-Utilities
SCANA Corp.	7,885	289,931	3,706	0.0	(a)

Oil, Gas & Consumable Fuels
Arch Coal, Inc.	1,600	129,328	(27,216)	(0.1)
EQT Corp.	3,100	155,589	4,991	0.0	(a)
Peabody Energy Corp.	1,300	47,905	(286)	(0.0	)(a)
Phillips 66	1,700	189,227	18,802	0.1
RSP Permian, Inc.*	8,261	409,828	47,253	0.2

	15,961	931,877	43,544	0.2

Personal Products
Edgewell Personal Care Co.*	3,100	136,555	(12,927)	(0.0	)(a)

Pharmaceuticals
Innoviva, Inc.*	10,000	145,000	(23,000)	(0.1)

Professional Services
FTI Consulting, Inc.*	3,200	186,880	24,640	0.1

Semiconductors & Semiconductor Equipment
Cavium, Inc.*	4,508	338,145	(23,938)	(0.1)
Nanometrics, Inc.*	5,900	146,438	(8,024)	(0.0	)(a)

	10,408	484,583	(31,962)	(0.1)

Software
Avaya Holdings Corp.*	2,500	57,225	600	0.0	(a)
Citrix Systems, Inc.*	1,700	174,947	16,167	0.1
VMware, Inc.*	1,200	159,912	13,812	0.0	(a)

	5,400	392,084	30,579	0.1

Specialty Retail
AutoNation, Inc.*	3,100	143,189	(4,309)	(0.0	)(a)
Foot Locker, Inc.	3,300	142,164	(11,748)	(0.0	)(a)
Murphy USA, Inc.*	2,100	131,397	(13,545)	(0.1)
Sleep Number Corp.*	4,600	130,364	(33,120)	(0.1)

	13,100	547,114	(62,722)	(0.2)

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stock — continued
Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	6,600	126,522	(10,412)	(0.0	)(a)

Trading Companies & Distributors
HD Supply Holdings, Inc.*	4,300	166,453	(344)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	338,505	13,017,692	18,870	0.1

Short Positions

Common Stock
Capital Markets
CME Group, Inc.	(446)	(70,325)	2,636	0.0	(a)

Communications Equipment
Lumentum Holdings, Inc.*	(1,436)	(72,446)	14,791	0.0	(a)

Containers & Packaging
International Paper Co.	(691)	(35,628)	656	0.0	(a)

Diversified Consumer Services
Strayer Education, Inc.	(3,818)	(401,157)	(9,354)	(0.1)

Diversified Telecommunication Services
AT&T, Inc.	(5,867)	(191,851)	18,246	0.1

Energy Equipment & Services
McDermott International, Inc.*	(32,274)	(213,008)	(16,782)	(0.1)

Health Care Providers & Services
Cigna Corp.	(1,124)	(193,126)	(2,214)	(0.0	)(a)

Hotels, Restaurants & Leisure
Penn National Gaming, Inc.*	(1,871)	(56,710)	(7,447)	(0.0	)(a)

Insurance
Kemper Corp.	(508)	(34,290)	(5,436)	(0.0	)(a)

Multi-Utilities
Dominion Energy, Inc.	(5,222)	(347,576)	(5,535)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	(2,617)	(411,419)	(43,887)	(0.2)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(794)	(80,781)	5,423	0.0	(a)
Marvell Technology Group Ltd.	(9,710)	(194,783)	13,788	0.1

	(10,504)	(275,564)	19,211	0.1

Software
salesforce.com, Inc.*	(622)	(75,256)	(933)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(67,000)	(2,378,356)	(36,048)	(0.2)

Total of Long and Short Positions of Total Return Basket Swaps	271,505	10,639,336	(17,178)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net one month BA on long positions, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	12/31/2018	$371,769	$(5,351)	$(380)	$(5,731)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Construction & Engineering
Aecon Group, Inc.	24,668	346,787	(5,051)	(0.0	)(a)

Metals & Mining
Sandstorm Gold Ltd.*	5,400	24,982	(300)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	30,068	371,769	(5,351)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.25% to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	6/28/2019	$1,875,549	$22,725	$1,534	$24,259

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Auto Components
CIE Automotive SA	1,456	54,428	(9)	(0.0	)(a)

Biotechnology
Ablynx NV*	1,173	63,232	116	0.0	(a)

Containers & Packaging
Smurfit Kappa Group plc	2,306	98,300	2,585	0.0	(a)

Internet & Direct Marketing Retail
Yoox Net-A-Porter Group SpA*	7,058	322,936	851	0.0	(a)

Pharmaceuticals
STADA Arzneimittel AG	3,903	395,160	(2,874)	(0.0	)(a)

Software
Gemalto NV*	6,410	386,107	1,835	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stock — continued
Textiles, Apparel & Luxury Goods
Kering SA	318	183,962	19,234	0.1

Transportation Infrastructure
Abertis Infraestructuras SA	16,847	371,424	987	0.0	(a)

Total Long Positions of Total Return Basket Swaps	39,471	1,875,549	22,725	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net one month CIBOR on long positions, plus or minus a specified spread of 0.25%, which is denominated in DKK based on the local currencies of the positions within the swaps.	8/30/2019	$229,397	$269	$19	$288

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Diversified Telecommunication Services
TDC A/S*	28,171	229,397	269	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread 0.35% which is denominated in AUD based on the local currencies of the positions within the swaps.	1/1/2019	$487,589	$15,964	$(1,027)	$14,937

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Biotechnology
Sirtex Medical Ltd.	3,454	72,237	74	0.0	(a)

Food & Staples Retailing
Wesfarmers Ltd.	4,642	152,720	5,970	0.0	(a)

Hotels, Restaurants & Leisure
Mantra Group Ltd.	32,125	95,398	107	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stock — continued
Metals & Mining
South32 Ltd.	60,264	167,234	9,813	0.0	(a)

Total Long Positions of Total Return Basket Swaps	100,485	487,589	15,964	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions respectively, plus or minus a specified spread of (0.35)%, which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(63,165)	$(1,753)	$1	$(1,752)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(1,500)	(63,165)	(1,753)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$140,599	$(3,999)	$2,392	$(1,607)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Diversified Telecommunication Services
Com Hem Holding AB	2,344	40,596	4,134	0.0	(a)

Machinery
Atlas Copco AB*	3,355	131,202	(4,560)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	5,699	171,798	(426)	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stock
Wireless Telecommunication Services
Tele2 AB	(2,407)	(31,199)	(3,573)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	3,292	140,599	(3,999)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Goldman Sachs	The Fund receives the total return on a portfolio of long positions and pays or receives the net of one day OIS-RBA on long positions, which is denominated in AUD based on the local currencies of the positions within the swaps.	4/28/2028 to 5/3/2028	$143,932	$(557)	$(2)	$(559)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Health Care Providers & Services
Healthscope Ltd.	25,356	46,197	552	(0.0	)(a)

Oil, Gas & Consumable Fuels
Santos Ltd.	21,220	97,735	(1,109)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	46,576	143,932	(557)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES) (2)	VALUE (Note 2C(3))
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day overnight Fed Funds Effective Rate on long positions and on short positions respectively, plus or minus a specified spread of (rates range from 0.0% to 0.35%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/3/2028	$123,582	$(132)	$—	$(132)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Hotels, Restaurants & Leisure
ILG, Inc.	2,829	96,554	(279)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Andeavor	2,788	385,636	(1,455)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	5,617	482,190	(1,734)	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stock
Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	(462)	(56,646)	(551)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	(4,031)	(301,962)	2,153	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(4,493)	(358,608)	1,602	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,124	123,582	(132)	0.0	(a)

*	— Non-income producing security.
(a)	— Amounts rounds to less than 0.05%.
(1)	— Notional value represents market value, as of April 30, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.64%
BBR	Bank Base Rate	1.90%
CIBOR	Copenhagen Interbank Offered Rate	(0.29)%
EURIBOR	Euro Interbank Offered Rate	(0.37)%
	Overnight Fed Funds Effective Rate	1.69%
GBP LIBOR	British Pound Sterling LIBOR	0.51%
JPY LIBOR	Japanese Yen LIBOR	(0.05)%
LIBOR	London Interbank Offered Rate	1.91%
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia	1.50%
STIBOR	Stockholm Interbank Offered Rates	(0.47)%

Summary of total OTC swap contracts outstanding as of April 30, 2018:
	Net Upfront Payments (Receipts)($)	Value($)
Assets
Total OTC Total return basket swaps outstanding	–	70,891

Liabilities

Total OTC Total return basket swaps outstanding	–	(34,471)

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

SHARES	INVESTMENTS	VALUE($)
COMMON STOCKS — 55.3%
	Aerospace & Defense — 0.9%
353	Boeing Co. (The)	117,747
531	L3 Technologies, Inc.	104,012

		221,759

	Auto Components — 1.5%
1,742	BorgWarner, Inc.	85,253
810	Cooper-Standard Holdings, Inc.*	100,278
4,180	Gentex Corp.	95,053
515	Lear Corp.	96,290

		376,874

	Beverages — 0.4%
990	PepsiCo, Inc.	99,931

	Building Products — 0.4%
1,516	Owens Corning	99,283

	Capital Markets — 1.4%
3,251	Artisan Partners Asset Management, Inc., Class A	104,520
8,666	BGC Partners, Inc., Class A	115,778
6,077	Waddell & Reed Financial, Inc., Class A	122,998

		343,296

	Chemicals — 2.4%
3,180	CF Industries Holdings, Inc.	123,384
1,232	Eastman Chemical Co.	125,763
3,469	Huntsman Corp.	103,272
1,123	LyondellBasell Industries NV, Class A	118,735
1,061	Westlake Chemical Corp.	113,495

		584,649

	Commercial Services & Supplies — 1.4%
3,083	Brady Corp., Class A	112,221
1,644	Deluxe Corp.	112,680
4,979	Quad/Graphics, Inc.	123,031

		347,932

	Communications Equipment — 0.4%
2,198	Cisco Systems, Inc.	97,349

	Construction & Engineering — 0.5%
2,018	Jacobs Engineering Group, Inc.	117,226

	Containers & Packaging — 0.5%
2,326	Greif, Inc., Class A	136,117

	Electrical Equipment — 1.3%
1,417	Eaton Corp. plc	106,317
1,461	Regal Beloit Corp.	104,023
2,298	Sensata Technologies Holding plc*	116,555

		326,895

SHARES	INVESTMENTS	VALUE($)

	Electronic Equipment, Instruments & Components — 0.7%
2,384	Methode Electronics, Inc.	95,121
5,072	Vishay Intertechnology, Inc.	89,521

		184,642

	Energy Equipment & Services — 1.9%
6,132	Diamond Offshore Drilling, Inc.*	112,768
3,164	National Oilwell Varco, Inc.	122,352
5,914	RPC, Inc.	106,511
5,452	Unit Corp.*	123,651

		465,282

	Food & Staples Retailing — 1.0%
2,780	United Natural Foods, Inc.*	125,156
1,385	Walmart, Inc.	122,517

		247,673

	Food Products — 3.7%
3,243	Conagra Brands, Inc.	120,218
5,330	Flowers Foods, Inc.	120,511
932	Ingredion, Inc.	112,856
875	JM Smucker Co. (The)	99,820
2,138	John B Sanfilippo & Son Inc	121,631
7,532	Nomad Foods Ltd. (United Kingdom)*	124,203
1,015	Sanderson Farms, Inc.	112,827
1,505	Tyson Foods, Inc., Class A	105,501

		917,567

	Health Care Equipment & Supplies — 1.4%
1,303	Analogic Corp.	108,279
1,165	Danaher Corp.	116,873
1,284	STERIS plc	121,364

		346,516

	Health Care Providers & Services — 3.1%
417	Chemed Corp.	128,528
2,229	Encompass Health Corp.	135,568
443	Humana, Inc.	130,322
1,077	Quest Diagnostics, Inc.	108,992
538	UnitedHealth Group, Inc.	127,183
630	WellCare Health Plans, Inc.*	129,251

		759,844

	Hotels, Restaurants & Leisure — 0.7%
780	Royal Caribbean Cruises Ltd.	84,388
830	Wyndham Worldwide Corp.	94,794

		179,182

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

SHARES	INVESTMENTS	VALUE($)
COMMON STOCKS — continued
	Household Durables — 1.2%
4,549	Taylor Morrison Home Corp., Class A*	108,084
2,392	Toll Brothers, Inc.	100,847
3,661	William Lyon Homes, Class A*	98,334

		307,265

	Household Products — 0.4%
1,553	Procter & Gamble Co. (The)	112,344

	Independent Power and Renewable Electricity Producers — 1.5%
4,007	NRG Energy, Inc.	124,217
7,038	NRG Yield, Inc., Class C	125,276
5,214	Vistra Energy Corp.*	119,140

		368,633

	Insurance — 2.7%
2,670	Aflac, Inc.	121,672
3,725	American Equity Investment Life Holding Co.	112,495
1,922	First American Financial Corp.	98,234
999	Prudential Financial, Inc.	106,214
741	Reinsurance Group of America, Inc.	110,705
2,414	Unum Group	116,789

		666,109

	Internet Software & Services — 0.8%
89	Alphabet, Inc., Class C*	90,543
2,085	Match Group, Inc.*	98,245

		188,788

	IT Services — 3.5%
600	Accenture plc, Class A	90,720
1,398	Amdocs Ltd.	94,016
1,153	Cognizant Technology Solutions Corp., Class A	94,338
3,932	Convergys Corp.	91,852
2,289	CSG Systems International, Inc.	97,946
1,750	ManTech International Corp., Class A	103,407
533	Mastercard, Inc., Class A	95,018
1,439	MAXIMUS, Inc.	97,320
4,930	Western Union Co. (The)	97,367

		861,984

	Life Sciences Tools & Services — 1.8%
1,599	Agilent Technologies, Inc.	105,118
2,169	Cambrex Corp.*	114,849
966	Charles River Laboratories International, Inc.*	100,647
993	ICON plc*	116,807

		437,421

SHARES	INVESTMENTS	VALUE($)

	Machinery — 2.3%
757	Cummins, Inc.	121,014
2,555	Greenbrier Cos., Inc. (The)	112,037
2,631	Hillenbrand, Inc.	121,947
696	Illinois Tool Works, Inc.	98,846
1,325	Ingersoll-Rand plc	111,154

		564,998

	Media — 0.4%
1,460	Omnicom Group, Inc.	107,544

	Metals & Mining — 0.4%
3,514	Schnitzer Steel Industries, Inc., Class A	103,487

	Multiline Retail — 1.1%
2,070	Big Lots, Inc.	87,871
1,522	Kohl’s Corp.	94,547
1,419	Target Corp.	103,019

		285,437

	Multi-Utilities — 0.5%
4,540	CenterPoint Energy, Inc.	114,998

	Oil, Gas & Consumable Fuels — 1.2%
2,377	HollyFrontier Corp.	144,260
1,279	Valero Energy Corp.	141,880

		286,140

	Paper & Forest Products — 0.5%
2,711	Domtar Corp.	119,013

	Pharmaceuticals — 1.4%
934	Johnson & Johnson	118,142
3,155	Pfizer, Inc.	115,504
1,113	Taro Pharmaceutical Industries Ltd.*	113,504

		347,150

	Professional Services — 0.9%
1,821	ICF International, Inc.	122,189
1,005	ManpowerGroup, Inc.	96,199

		218,388

	Road & Rail — 0.4%
3,400	ArcBest Corp.	109,140

	Semiconductors & Semiconductor Equipment — 2.4%
1,643	Applied Materials, Inc.	81,608
854	Cabot Microelectronics Corp.	86,638
1,337	First Solar, Inc.*	94,807
445	Lam Research Corp.	82,352
1,572	Maxim Integrated Products, Inc.	85,674
785	MKS Instruments, Inc.	80,384
889	Texas Instruments, Inc.	90,171

		601,634

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

SHARES	INVESTMENTS	VALUE($)
COMMON STOCKS — continued
	Software — 2.9%
898	Blackbaud, Inc.	94,254
2,774	Cadence Design Systems, Inc.*	111,127
1,025	Citrix Systems, Inc.*	105,483
546	Intuit, Inc.	100,895
2,066	Oracle Corp.	94,354
1,245	Synopsys, Inc.*	106,460
816	VMware, Inc., Class A*	108,740

		721,313

	Specialty Retail — 3.0%
3,342	Abercrombie & Fitch Co., Class A	85,622
4,329	American Eagle Outfitters, Inc.	89,524
1,428	Best Buy Co., Inc.	109,285
9,110	Chico’s FAS, Inc.	90,462
699	Children’s Place, Inc. (The)	89,157
2,857	Dick’s Sporting Goods, Inc.	94,538
3,007	Gap, Inc. (The)	87,925
3,234	Tailored Brands, Inc.	102,033

		748,546

	Technology Hardware, Storage & Peripherals — 0.4%
554	Apple, Inc.	91,554

	Textiles, Apparel & Luxury Goods — 1.6%
1,055	Deckers Outdoor Corp.*	98,389
2,351	Movado Group, Inc.	92,747
884	Ralph Lauren Corp.	97,107
3,334	Wolverine World Wide, Inc.	99,887

		388,130

SHARES	INVESTMENTS	VALUE($)

	Thrifts & Mortgage Finance — 0.4%
5,054	PennyMac Financial Services, Inc., Class A*	104,112

	TOTAL COMMON STOCKS (Cost $14,395,009)	13,706,145

SHORT-TERM INVESTMENTS — 41.6%
	Investment Companies — 41.6%
10,310,159	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a) (b) (Cost $10,310,159)	10,310,159

	Total Investments — 96.9% (Cost $24,705,168)	24,016,304
	Other Assets Less Liabilities — 3.1%	769,773

	Net Assets — 100.0%	$24,786,077

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of April 30, 2018.

Futures contracts outstanding as of April 30, 2018:
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
	Long Contracts
1	Hang Seng Index	05/2018	HKD	194,208	1,209
2	FTSE/MIB Index	06/2018	EUR	284,368	16,680
1	S&P 500 E-Mini Index	06/2018	USD	132,350	(5,342)

					12,547

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
	Short Contracts
(4)	CAC 40 10 Euro Index	05/2018	EUR	(263,814)	(6,595)
(5)	IBEX 35 Index	05/2018	EUR	(600,257)	(12,192)
(1)	DAX Index	06/2018	EUR	(379,463)	(9,830)
(10)	EURO STOXX 50 Index	06/2018	EUR	(418,320)	(19,094)
(5)	FTSE 100 Index	06/2018	GBP	(512,603)	(16,809)
(1)	TOPIX Index	06/2018	JPY	(162,163)	(1,265)

					(65,785)

					(53,238)

Abbreviations

CAC	— Continuous Assisted Quotation
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
IBEX	— Madrid Stock Exchange
GBP	— British Pound

HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MIB	— Milan, Italian Stock Exchange
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	28,515	EUR	23,101	Goldman Sachs International	5/25/2018	569
USD	138,665	EUR	111,847	State Street Corp.	5/25/2018	3,364

Total unrealized appreciation						3,933

EUR	134,948	USD	166,899	Australia & New Zealand Banking Group Ltd.	5/25/2018	(3,653)

Total unrealized depreciation						(3,653)

Net unrealized appreciation						280

Abbreviations

EUR	— Euro
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited)

OTC Total Return Basket Swaps Outstanding at April 30, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.13)% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/28/2019 to 7/31/2019	$883,181	$55,949	$5,203	$61,152

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
International Consolidated Airlines Group SA	13,778	119,100	86	0.0	(a)
Wizz Air Holdings plc* (b) (c)	2,352	103,278	(6,089)	(0.0	)(a)

	16,130	222,378	(6,003)	(0.0	)(a)

Capital Markets
3i Group plc	9,138	117,955	6,272	0.0	(a)

Construction & Engineering
Kier Group plc	8,261	121,899	11,691	0.1

Containers & Packaging
DS Smith plc	16,504	118,227	7,577	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	14,622	121,343	12,589	0.1

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	10,190	116,986	2,249	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	35,224	117,478	8,320	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	1,455	94,568	2,471	0.0	(a)
William Hill plc	20,927	84,172	(11,219)	(0.0	)(a)

	22,382	178,740	(8,748)	(0.0	)(a)

Household Durables
Barratt Developments plc	13,132	100,697	782	0.0	(a)
Berkeley Group Holdings plc	1,924	107,713	4,471	0.0	(a)
Bovis Homes Group plc	5,809	98,838	6,547	0.1
Persimmon plc	2,719	101,570	1,395	0.0	(a)
Redrow plc	11,454	98,700	3,313	0.0	(a)
Taylor Wimpey plc	36,910	97,204	494	0.0	(a)

	71,948	604,722	17,002	0.1

Machinery
Vesuvius plc	14,114	113,982	2,818	0.0	(a)

Media
Pearson plc	8,561	98,149	6,953	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Metals & Mining
Anglo American plc	5,083	119,599	1,314	0.0	(a)
BHP Billiton plc	6,158	131,303	9,975	0.1
Centamin plc	49,762	107,528	6,355	0.0	(a)
Rio Tinto plc	2,370	129,179	8,336	0.0	(a)

	63,373	487,609	25,980	0.1

Multiline Retail
Marks & Spencer Group plc	25,831	102,137	8,322	0.0	(a)

Multi-Utilities
Centrica plc	61,311	129,818	9,650	0.1

Professional Services
Capita plc	56,699	149,519	36,844	0.1
Hays plc	39,842	98,184	(5,658)	(0.0	)(a)

	96,541	247,703	31,186	0.1

Road & Rail
National Express Group plc	19,876	107,258	(6,072)	(0.0	)(a)

Thrifts & Mortgage Finance
Paragon Banking Group plc	16,477	118,128	9,118	0.0	(a)

Wireless Telecommunication Services
Vodafone Group plc	44,064	128,588	3,948	0.0	(a)

Total Long Positions of Total Return Basket Swaps	554,547	3,253,100	142,852	0.6

Short Positions

Aerospace & Defense
Cobham plc	(75,374)	(119,044)	6,864	0.0	(a)
Rolls-Royce Holdings plc	(10,743)	(124,072)	3,578	0.0	(a)

	(86,117)	(243,116)	10,442	0.0	(a)

Banks
Standard Chartered plc	(11,208)	(117,729)	(5,965)	(0.0	)(a)

Capital Markets
St James’s Place plc	(8,137)	(126,752)	(6,752)	(0.0	)(a)

Chemicals
Johnson Matthey plc	(2,891)	(130,657)	(618)	(0.0	)(a)

Commercial Services & Supplies
Serco Group plc*	(96,557)	(127,598)	(3,358)	(0.0	)(a)

Construction & Engineering
Balfour Beatty plc	(33,736)	(136,240)	(9,213)	(0.1)

Diversified Consumer Services
Dignity plc	(7,460)	(112,048)	(19,662)	(0.1)

Hotels, Restaurants & Leisure
Compass Group plc	(4,504)	(96,623)	(3,486)	(0.0	)(a)
InterContinental Hotels Group plc	(1,524)	(96,151)	(5,521)	(0.0	)(a)
Merlin Entertainments plc(b)	(19,354)	(97,907)	(5,394)	(0.0	)(a)
Whitbread plc	(1,806)	(106,260)	(14,685)	(0.1)

	(27,188)	(396,941)	(29,086)	(0.1)

Industrial Conglomerates
DCC plc	(1,374)	(131,883)	(7,172)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Machinery
Weir Group plc (The)	(4,578)	(133,961)	(1,517)	(0.0	)(a)

Media
ITV plc	(52,446)	(109,107)	(5,956)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(6,822)	(119,740)	(3,340)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(16,544)	(92,194)	(3,307)	(0.0	)(a)

Tobacco
British American Tobacco plc	(2,096)	(114,960)	8,406	0.0	(a)

Trading Companies & Distributors
Bunzl plc	(4,527)	(131,268)	1,512	0.0	(a)

Water Utilities
Pennon Group plc	(15,227)	(144,675)	(10,255)	(0.1)

Total Common Stocks	(376,908)	(2,368,869)	(85,841)	(0.4)

Preferred Stock

Aerospace & Defense
Rolls-Royce plc* ‡	(762,753)	(1,050)	(1,062)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,139,661)	(2,369,919)	(86,903)	(0.4)

Total of Long and Short Positions of Total Return Basket Swaps	(585,114)	883,181	55,949	0.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	2/25/2019	$(11,964,510)	$(130,725)	$(4,219)	$(134,944)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Aerovironment, Inc.*	(2,533)	(138,049)	(20,593)	(0.1)
TransDigm Group, Inc.	(406)	(130,151)	(5,818)	(0.0	)(a)

	(2,939)	(268,200)	(26,411)	(0.1)

Airlines
Spirit Airlines, Inc.*	(3,643)	(130,128)	(220)	(0.0	)(a)

Auto Components
Gentherm, Inc.*	(2,906)	(98,223)	3,342	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Banks
Pinnacle Financial Partners, Inc.	(1,926)	(123,360)	1,348	0.0	(a)
Signature Bank*	(846)	(107,569)	8,198	0.0	(a)

	(2,772)	(230,929)	9,546	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(2,548)	(141,873)	(9,843)	(0.0	)(a)

Chemicals
NewMarket Corp.	(296)	(112,347)	8,907	0.0	(a)
Valvoline, Inc.	(6,169)	(125,107)	10,500	0.1

	(6,465)	(237,454)	19,407	0.1

Commercial Services & Supplies
Clean Harbors, Inc.*	(2,503)	(114,638)	7,008	0.0	(a)
Covanta Holding Corp.	(8,037)	(119,751)	(4,019)	(0.0	)(a)
Healthcare Services Group, Inc.	(3,332)	(128,715)	9,504	0.0	(a)

	(13,872)	(363,104)	12,493	0.0	(a)

Communications Equipment
Ciena Corp.*	(3,646)	(93,884)	(146)	(0.0	)(a)
Infinera Corp.*	(8,941)	(104,789)	(8,136)	(0.0	)(a)
ViaSat, Inc.*	(1,693)	(108,318)	328	0.0	(a)

	(14,280)	(306,991)	(7,954)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(593)	(115,499)	6,185	0.0	(a)
Vulcan Materials Co.	(1,058)	(118,168)	4,666	0.0	(a)

	(1,651)	(233,667)	10,851	0.0	(a)

Consumer Finance
LendingClub Corp.*	(40,480)	(108,891)	25,389	0.1

Distributors
Core-Mark Holding Co., Inc.	(4,441)	(91,529)	3,286	0.0	(a)

Diversified Consumer Services
Chegg, Inc.*	(4,322)	(100,314)	(9,422)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Fabrinet*	(2,920)	(82,373)	11,300	0.0	(a)
II-VI, Inc.*	(2,582)	(98,374)	13,151	0.1

	(5,502)	(180,747)	24,451	0.1

Energy Equipment & Services
Baker Hughes a GE Co.	(3,974)	(143,501)	(20,744)	(0.1)
Forum Energy Technologies, Inc.*	(10,563)	(133,094)	(8,451)	(0.0	)(a)
Weatherford International plc*	(47,222)	(139,305)	(21,722)	(0.1)

	(61,759)	(415,900)	(50,917)	(0.2)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,137)	(109,834)	12,416	0.0	(a)
PriceSmart, Inc.	(1,641)	(143,752)	821	0.0	(a)

	(2,778)	(253,586)	13,237	0.0	(a)

Health Care Equipment & Supplies
AtriCure, Inc.*	(6,125)	(136,158)	(15,802)	(0.1)
DexCom, Inc.*	(1,839)	(134,578)	(3,494)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Equipment & Supplies — continued
Heska Corp.*	(1,540)	(125,695)	(5,544)	(0.0	)(a)
Insulet Corp.*	(1,594)	(137,084)	239	0.0	(a)
K2M Group Holdings, Inc.*	(6,020)	(114,982)	(783)	(0.0	)(a)
Nevro Corp.*	(1,422)	(127,070)	185	0.0	(a)
Wright Medical Group NV*	(5,854)	(114,797)	(1,522)	(0.0	)(a)

	(24,394)	(890,364)	(26,721)	(0.1)

Hotels, Restaurants & Leisure
Belmond Ltd.*	(9,610)	(102,827)	3,027	0.0	(a)
Caesars Entertainment Corp.*	(9,504)	(107,870)	(2,434)	(0.0	)(a)
Chipotle Mexican Grill, Inc.*	(301)	(127,422)	(30,570)	(0.1)
MGM Resorts International	(3,109)	(97,685)	10,742	0.0	(a)
Playa Hotels & Resorts NV*	(9,003)	(92,731)	6,212	0.0	(a)

	(31,527)	(528,535)	(13,023)	(0.1)

Household Durables
iRobot Corp.*	(1,426)	(83,221)	12,278	0.1
Universal Electronics, Inc.*	(1,857)	(85,979)	8,356	0.0	(a)

	(3,283)	(169,200)	20,634	0.1

Independent Power and Renewable Electricity Producers
TerraForm Power, Inc.	(11,104)	(123,810)	(666)	(0.0	)(a)

Insurance
RLI Corp.	(1,951)	(123,459)	(1,034)	(0.0	)(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(21,587)	(100,164)	(5,829)	(0.0	)(a)
Netflix, Inc.*	(305)	(95,300)	(4,389)	(0.0	)(a)
Wayfair, Inc.*	(1,642)	(102,297)	10,049	0.0	(a)

	(23,534)	(297,761)	(169)	(0.0	)(a)

Internet Software & Services
ANGI Homeservices, Inc.*	(8,044)	(107,468)	1,443	0.0	(a)
Box, Inc.*	(4,526)	(103,464)	(11,677)	(0.0	)(a)
Cornerstone OnDemand, Inc.*	(2,269)	(100,131)	(7,034)	(0.0	)(a)
GTT Communications, Inc.*	(2,180)	(104,749)	6,520	0.0	(a)
MINDBODY, Inc.*	(2,841)	(112,646)	(3,353)	(0.0	)(a)
Nutanix, Inc.*	(1,815)	(91,821)	3,104	0.0	(a)
Pandora Media, Inc.*	(20,551)	(115,291)	(16,852)	(0.1)
Wix.com Ltd.*	(1,122)	(92,284)	2,580	0.0	(a)

	(43,348)	(827,854)	(25,269)	(0.1)

IT Services
Gartner, Inc.*	(927)	(112,436)	(3,254)	(0.0	)(a)

Leisure Products
Mattel, Inc.	(6,976)	(103,245)	(8,929)	(0.0	)(a)

Machinery
Flowserve Corp.	(3,067)	(136,205)	522	0.0	(a)
Wabtec Corp.	(1,626)	(144,405)	(9,623)	(0.0	)(a)

	(4,693)	(280,610)	(9,101)	(0.0	)(a)

Marine
Matson, Inc.	(4,565)	(133,435)	(3,523)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Media
Liberty Broadband Corp.*	(1,298)	(92,015)	15,384	0.1
Lions Gate Entertainment Corp.	(3,538)	(88,061)	3,892	0.0	(a)

	(4,836)	(180,076)	19,276	0.1

Metals & Mining
AK Steel Holding Corp.*	(29,813)	(136,841)	(3,464)	(0.0	)(a)
Coeur Mining, Inc.*	(15,133)	(114,557)	6,356	0.0	(a)
Compass Minerals International, Inc.	(1,910)	(128,543)	(8,977)	(0.1)
Hecla Mining Co.	(36,882)	(141,258)	(7,746)	(0.0	)(a)
TimkenSteel Corp.*	(8,477)	(142,329)	(7,821)	(0.0	)(a)

	(92,215)	(663,528)	(21,652)	(0.1)

Multi-Utilities
Dominion Energy, Inc.	(2,086)	(138,844)	(2,112)	(0.0	)(a)
NiSource, Inc.	(5,690)	(138,779)	(1,593)	(0.0	)(a)
Sempra Energy	(1,087)	(121,527)	(131)	(0.0	)(a)

	(8,863)	(399,150)	(3,836)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(2,376)	(138,188)	(5,317)	(0.0	)(a)
Chesapeake Energy Corp.*	(38,535)	(114,449)	4,624	0.0	(a)
Extraction Oil & Gas, Inc.*	(10,069)	(142,174)	(22,454)	(0.1)
Hess Corp.	(2,403)	(136,947)	(7,930)	(0.0	)(a)
Oasis Petroleum, Inc.*	(16,033)	(176,844)	(42,968)	(0.2)
Parsley Energy, Inc.*	(4,519)	(135,706)	(10,846)	(0.1)
QEP Resources, Inc.*	(13,560)	(165,161)	(24,001)	(0.1)
SM Energy Co.	(6,941)	(166,237)	(32,345)	(0.1)

	(94,436)	(1,175,706)	(141,237)	(0.6)

Pharmaceuticals
Aclaris Therapeutics, Inc.*	(6,765)	(120,079)	(2,705)	(0.0	)(a)
Aerie Pharmaceuticals, Inc.*	(2,170)	(111,104)	3,146	0.0	(a)
Medicines Co. (The)*	(4,032)	(121,323)	1,411	0.0	(a)
Nektar Therapeutics*	(1,451)	(121,391)	24,789	0.1
Pacira Pharmaceuticals, Inc.*	(3,584)	(118,630)	12,902	0.0	(a)

	(18,002)	(592,527)	39,543	0.1

Road & Rail
AMERCO	(364)	(122,857)	1,969	0.0	(a)
Hertz Global Holdings, Inc.*	(5,987)	(131,116)	(5,089)	(0.0	)(a)

	(6,351)	(253,973)	(3,120)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(10,710)	(116,525)	(8,635)	(0.0	)(a)
Inphi Corp.*	(3,049)	(87,140)	7,013	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(4,861)	(80,790)	8,264	0.0	(a)
MaxLinear, Inc.*	(4,725)	(105,509)	1,846	0.0	(a)
SMART Global Holdings, Inc.*	(2,755)	(107,858)	(580)	(0.0	)(a)
Veeco Instruments, Inc.*	(6,295)	(97,258)	9,371	0.1

	(32,395)	(595,080)	17,279	0.1

Software
Autodesk, Inc.*	(712)	(89,641)	4,151	0.0	(a)
HubSpot, Inc.*	(970)	(102,723)	6,379	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Software — continued
PROS Holdings, Inc.*	(2,927)	(86,405)	10,186	0.1
Snap, Inc.*	(7,413)	(106,228)	1,559	0.0	(a)

	(12,022)	(384,997)	22,275	0.1

Specialty Retail
CarMax, Inc.*	(1,552)	(97,000)	(2,607)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc.*	(5,550)	(112,276)	(8,282)	(0.0	)(a)

Tobacco
Philip Morris International, Inc.	(1,200)	(98,400)	22,922	0.1

Trading Companies & Distributors
MRC Global, Inc.*	(6,873)	(128,731)	(8,316)	(0.0	)(a)
NOW, Inc.*	(11,652)	(141,339)	(10,603)	(0.1)
SiteOne Landscape Supply, Inc.*	(1,679)	(115,012)	14,607	0.1

	(20,204)	(385,082)	(4,312)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(1,652)	(143,030)	(7,896)	(0.1)
California Water Service Group	(3,392)	(131,440)	(5,258)	(0.0	)(a)

	(5,044)	(274,470)	(13,154)	(0.1)

Total Short Positions of Total Return Basket Swaps	(629,330)	(11,964,510)	(130,725)	(0.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.0% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	2/25/2019	$518,181	$(64,530)	$(5,699)	$(70,229)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Linamar Corp.	1,843	103,278	344	0.0	(a)
Magna International, Inc.	1,741	102,823	816	0.0	(a)
Martinrea International, Inc.	8,145	97,186	(3,294)	(0.0	)(a)

	11,729	303,287	(2,134)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Banks
Bank of Nova Scotia (The)	1,703	104,677	1,720	0.0	(a)
Laurentian Bank of Canada	3,229	124,009	3,769	0.0	(a)
National Bank of Canada	2,212	105,057	1,572	0.0	(a)
Toronto-Dominion Bank (The)	1,935	108,675	1,881	0.0	(a)

	9,079	442,418	8,942	0.0	(a)

Chemicals
Methanex Corp.	1,735	104,577	(4,796)	(0.0	)(a)

Commercial Services & Supplies
Transcontinental, Inc.	5,730	120,674	1,151	0.0	(a)

Energy Equipment & Services
Enerflex Ltd.	9,945	121,529	3,391	0.0	(a)

Food Products
Maple Leaf Foods, Inc.	4,960	119,562	(306)	(0.0	)(a)

IT Services
CGI Group, Inc.*	1,672	96,886	1,094	0.0	(a)

Media
Cogeco Communications, Inc.	1,681	89,565	(1,805)	(0.0	)(a)

Metals & Mining
Labrador Iron Ore Royalty Corp.	6,783	115,432	1,464	0.0	(a)

Oil, Gas & Consumable Fuels
Husky Energy, Inc.	8,843	123,697	(1,236)	(0.0	)(a)
Parex Resources, Inc.*	7,435	127,917	17,854	0.1

	16,278	251,614	16,618	0.1
Paper & Forest Products
Canfor Corp.*	4,928	113,187	(3,345)	(0.0	)(a)
Norbord, Inc.	3,016	124,544	6,080	0.0	(a)
West Fraser Timber Co. Ltd.	1,731	117,252	(5,471)	(0.0	)(a)

	9,675	354,983	(2,736)	(0.0	)(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	3,778	122,113	3,765	0.0	(a)

Total Long Positions of Total Return Basket Swaps	83,045	2,242,640	24,648	0.1

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(46,394)	(143,451)	(11,775)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(7,566)	(136,417)	(1,963)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(2,990)	(125,822)	6,495	0.0	(a)
Alamos Gold, Inc.	(24,054)	(130,017)	(803)	(0.0	)(a)
B2Gold Corp.*	(43,976)	(126,384)	(7,679)	(0.0	)(a)
First Majestic Silver Corp.*	(21,588)	(140,227)	(6,268)	(0.0	)(a)
Franco-Nevada Corp.	(1,742)	(123,559)	(5,237)	(0.0	)(a)
Goldcorp, Inc.	(9,636)	(127,885)	4,327	0.0	(a)
Osisko Gold Royalties Ltd.	(12,686)	(123,802)	(3,430)	(0.0	)(a)
Pretium Resources, Inc.*	(17,435)	(117,324)	1,046	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Metals & Mining — continued
Torex Gold Resources, Inc.*	(12,943)	(133,064)	(18,531)	(0.1)

	(147,050)	(1,148,084)	(30,080)	(0.1)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(30,223)	(156,300)	(25,131)	(0.1)
Paramount Resources Ltd.*	(9,821)	(140,207)	(20,229)	(0.1)

	(40,044)	(296,507)	(45,360)	(0.2)

Total Short Positions of Total Return Basket Swaps	(241,054)	(1,724,459)	(89,178)	(0.3)

Total of Long and Short Positions of Total Return Basket Swaps	(158,009)	518,181	(64,530)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.00)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	2/25/2019	$351,973	$(16,786)	$574	$(16,212)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Bridgestone Corp.	2,200	91,966	(3,751)	(0.0	)(a)
Exedy Corp.	2,800	94,830	3,009	0.0	(a)
FCC Co. Ltd.	3,300	93,344	925	0.0	(a)
NHK Spring Co. Ltd.	9,300	102,771	5,172	0.0	(a)
TS Tech Co. Ltd.	2,500	101,149	3,442	0.0	(a)
Unipres Corp.	3,900	91,828	2,544	0.0	(a)

	24,000	575,888	11,341	0.0	(a)

Beverages
Kirin Holdings Co. Ltd.	4,100	115,083	(3,520)	(0.0	)(a)

Building Products
Nichias Corp.	9,000	113,998	3,120	0.0	(a)
Nichiha Corp.	2,900	114,979	5,923	0.0	(a)
Takasago Thermal Engineering Co. Ltd.	6,300	119,439	5,429	0.0	(a)

	18,200	348,416	14,472	0.0	(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	12,700	120,137	1,584	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	4,600	107,803	2,274	0.0	(a)
Mitsui Chemicals, Inc.	3,500	100,332	(5,309)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Chemicals — continued
Nippon Soda Co. Ltd.	21,000	120,641	292	0.0	(a)
Sumitomo Bakelite Co. Ltd.	13,000	117,257	133	0.0	(a)
Tosoh Corp.	6,100	107,899	(1,946)	(0.0	)(a)

	60,900	674,069	(2,972)	(0.0	)(a)

Construction & Engineering
Kajima Corp.	13,000	125,243	6,079	0.0	(a)
Kinden Corp.	6,700	116,854	7,764	0.0	(a)
Nishimatsu Construction Co. Ltd.	4,600	126,449	8,876	0.1
Obayashi Corp.	10,300	118,617	9,080	0.1
Okumura Corp.	2,800	115,917	5,328	0.0	(a)
Penta-Ocean Construction Co. Ltd.	15,900	125,305	8,517	0.0	(a)
Taisei Corp.	2,300	124,076	6,898	0.0	(a)
Toda Corp.	15,000	123,685	14,525	0.1

	70,600	976,146	67,067	0.3

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	2,500	118,638	271	0.0	(a)

Electronic Equipment, Instruments & Components
Azbil Corp.	2,100	97,733	2,539	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	2,700	120,275	3,283	0.0	(a)

Food Products
Prima Meat Packers Ltd.	19,000	115,922	8,322	0.0	(a)

Health Care Equipment & Supplies
Hoya Corp.	2,100	112,192	6,324	0.0	(a)
Nikkiso Co. Ltd.	11,500	130,941	9,767	0.1
Paramount Bed Holdings Co. Ltd.	2,300	114,437	(730)	(0.0	)(a)

	15,900	357,570	15,361	0.1

Health Care Providers & Services
BML, Inc.	4,900	124,017	1,932	0.0	(a)
Miraca Holdings, Inc.	2,800	109,004	(1,150)	(0.0	)(a)

	7,700	233,021	782	0.0	(a)

Household Durables
Haseko Corp.	6,500	102,242	5,250	0.0	(a)

Internet Software & Services
Mixi, Inc.	2,500	82,167	(2,553)	(0.0	)(a)

IT Services
NEC Networks & System Integration Corp.	3,700	96,808	1,628	0.0	(a)

Life Sciences Tools & Services
EPS Holdings, Inc.	5,700	116,129	(1,147)	(0.0	)(a)

Machinery
Sodick Co. Ltd.	9,400	115,694	(1,500)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Inpex Corp.	9,000	115,054	(357)	(0.0	)(a)
JXTG Holdings, Inc.	20,300	132,331	10,857	0.0	(a)
Showa Shell Sekiyu KK	9,400	132,734	12,514	0.1

	38,700	380,119	23,014	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Paper & Forest Products
Oji Holdings Corp.	19,000	133,657	11,954	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,500	124,323	1,007	0.0	(a)
KYORIN Holdings, Inc.	5,900	115,373	1,419	0.0	(a)
Shionogi & Co. Ltd.	2,200	113,062	699	0.0	(a)

	16,600	352,758	3,125	0.0	(a)

Real Estate Management & Development
Leopalace21 Corp.	14,700	127,492	2,550	0.0	(a)

Road & Rail
Sankyu, Inc.	2,300	111,783	2,376	0.0	(a)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,800	96,290	(2,860)	(0.0	)(a)

Software
GungHo Online Entertainment, Inc.	28,600	86,263	(9,520)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	4,500	96,523	(5,041)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	5,900	117,991	3,559	0.0	(a)
Marubeni Corp.	16,000	120,153	5,508	0.0	(a)
Sumitomo Corp.	7,200	129,244	10,099	0.1

	29,100	367,388	19,166	0.1

Wireless Telecommunication Services
NTT DOCOMO, Inc.	4,500	116,253	617	0.0	(a)

Total Long Positions of Total Return Basket Swaps	415,300	6,114,327	164,005	0.6

Short Positions

Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(4,800)	(123,409)	(339)	(0.0	)(a)

Banks
Suruga Bank Ltd.	(8,400)	(113,790)	9,508	0.0	(a)

Chemicals
Kansai Paint Co. Ltd.	(5,100)	(114,596)	(456)	(0.0	)(a)
Nippon Shokubai Co. Ltd.	(1,900)	(129,105)	(5,550)	(0.0	)(a)
Toray Industries, Inc.	(12,800)	(119,482)	(4,204)	(0.0	)(a)

	(19,800)	(363,183)	(10,210)	(0.0	)(a)

Construction & Engineering
JGC Corp.	(5,900)	(144,603)	(14,408)	(0.1)

Consumer Finance
Acom Co. Ltd.	(26,600)	(120,422)	(733)	(0.0	)(a)
Aiful Corp.*	(38,000)	(128,497)	(10,404)	(0.0	)(a)

	(64,600)	(248,919)	(11,137)	(0.0	)(a)

Diversified Consumer Services
Benesse Holdings, Inc.	(3,000)	(109,270)	(2,024)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(9,900)	(123,854)	(5,524)	(0.0	)(a)
Hokkaido Electric Power Co., Inc.	(18,900)	(125,426)	(2,630)	(0.0	)(a)
Hokuriku Electric Power Co.	(14,300)	(145,925)	(20,228)	(0.1)
Kyushu Electric Power Co., Inc.	(10,300)	(127,617)	(7,686)	(0.1)

	(53,400)	(522,822)	(36,068)	(0.2)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(3,800)	(83,928)	6,248	0.0	(a)
Murata Manufacturing Co. Ltd.	(700)	(88,373)	2,922	0.0	(a)

	(4,500)	(172,301)	9,170	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(7,600)	(151,865)	(12,958)	(0.1)
Sugi Holdings Co. Ltd.	(2,200)	(128,082)	(9,970)	(0.0	)(a)
Tsuruha Holdings, Inc.	(900)	(129,186)	(5,223)	(0.0	)(a)

	(10,700)	(409,133)	(28,151)	(0.1)

Food Products
Kameda Seika Co. Ltd.	(2,800)	(137,775)	(1,513)	(0.0	)(a)
Nissin Foods Holdings Co. Ltd.	(1,900)	(139,905)	(9,077)	(0.0	)(a)

	(4,700)	(277,680)	(10,590)	(0.0	)(a)

Hotels, Restaurants & Leisure
Colowide Co. Ltd.	(4,100)	(104,294)	(1,047)	(0.0	)(a)
Create Restaurants Holdings, Inc.	(8,400)	(105,800)	(5,103)	(0.0	)(a)
HIS Co. Ltd.	(2,800)	(102,183)	(6,695)	(0.1)

	(15,300)	(312,277)	(12,845)	(0.1)

Household Durables
Pioneer Corp.*	(57,000)	(88,915)	2,827	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(3,700)	(119,467)	(4,051)	(0.0	)(a)
Toshiba Corp.	(44,000)	(117,924)	469	0.0	(a)

	(47,700)	(237,391)	(3,582)	(0.0	)(a)

Internet Software & Services
GMO internet, Inc.	(6,000)	(109,945)	(5,720)	(0.0	)(a)
Yahoo Japan Corp.	(20,300)	(83,427)	3,371	0.0	(a)

	(26,300)	(193,372)	(2,349)	(0.0	)(a)

Leisure Products
Sankyo Co. Ltd.	(2,700)	(94,654)	(1,668)	(0.0	)(a)
Shimano, Inc.	(700)	(93,078)	1,894	0.0	(a)

	(3,400)	(187,732)	226	0.0	(a)

Machinery
FANUC Corp.	(500)	(107,105)	13,864	0.1

Marine
Kawasaki Kisen Kaisha Ltd.	(5,300)	(122,564)	(6,301)	(0.0	)(a)
Mitsui OSK Lines Ltd.	(4,200)	(124,411)	(9,377)	(0.0	)(a)
Nippon Yusen KK	(6,000)	(127,623)	(11,127)	(0.1)

	(15,500)	(374,598)	(26,805)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Multiline Retail
Don Quijote Holdings Co. Ltd.	(2,100)	(113,058)	613	0.0	(a)
Isetan Mitsukoshi Holdings Ltd.	(8,600)	(95,677)	(3,747)	(0.0	)(a)
Marui Group Co. Ltd.	(5,100)	(105,849)	(99)	(0.0	)(a)

	(15,800)	(314,584)	(3,233)	(0.0	)(a)

Pharmaceuticals
Nichi-iko Pharmaceutical Co. Ltd.	(8,500)	(135,999)	2,291	0.0	(a)

Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(7,400)	(135,217)	(12,553)	(0.1)

Road & Rail
Keio Corp.	(3,000)	(136,951)	(7,323)	(0.0	)(a)
Kintetsu Group Holdings Co. Ltd.	(3,400)	(138,147)	(5,687)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(6,400)	(137,750)	(8,435)	(0.1)
Tokyu Corp.	(8,100)	(135,969)	(6,556)	(0.0	)(a)

	(20,900)	(548,817)	(28,001)	(0.1)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(9,100)	(94,928)	(10,167)	(0.0	)(a)

Software
LINE Corp.*	(2,500)	(90,411)	3,952	0.0	(a)

Specialty Retail
IDOM, Inc.	(14,100)	(101,875)	(1,216)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(9,100)	(88,919)	3,089	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(3,900)	(135,939)	(1,756)	(0.0	)(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(5,600)	(129,165)	(10,284)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(442,400)	(5,762,354)	(180,791)	(0.7)

Total of Long and Short Positions of Total Return Basket Swaps	(27,100)	351,973	(16,786)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.13)% to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/28/2019 to 7/31/2019	$2,073,833	$63,710	$21,672	$85,382

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	3,625	105,362	(12,399)	(0.1)
Finnair OYJ	8,415	114,702	(2,702)	(0.0	)(a)

	12,040	220,064	(15,101)	(0.1)

Auto Components
Faurecia SA	1,237	101,012	(43)	(0.0	)(a)

Automobiles
Peugeot SA	3,733	91,920	9	0.0	(a)
Piaggio & C SpA	33,329	87,434	(3,609)	(0.0	)(a)

	37,062	179,354	(3,600)	(0.0	)(a)

Chemicals
Covestro AG (b) (c)	1,172	106,494	(8,712)	(0.0	)(a)

Commercial Services & Supplies
Derichebourg SA	11,983	106,050	(1,828)	(0.0	)(a)

Construction & Engineering
Arcadis NV	5,707	112,230	(963)	(0.0	)(a)
Eiffage SA	936	111,414	4,557	0.0	(a)
Maire Tecnimont SpA	23,277	118,305	2,334	0.0	(a)

	29,920	341,949	5,928	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	7,506	131,382	8,632	0.0	(a)
DNA OYJ	5,127	119,989	8,829	0.1

	12,633	251,371	17,461	0.1

Electric Utilities
Endesa SA	5,021	117,091	7,880	0.0	(a)
Enel SpA	18,367	116,515	3,987	0.0	(a)
Verbund AG	3,902	120,842	9,349	0.1

	27,290	354,448	21,216	0.1

Electrical Equipment
Philips Lighting NV (b) (c)	2,847	86,583	(20,053)	(0.1)

Energy Equipment & Services
SBM Offshore NV	6,592	110,609	4,834	0.0	(a)

Food Products
ForFarmers NV	8,959	125,683	(3,548)	(0.0	)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	2,722	115,212	9,594	0.0	(a)

Insurance
Allianz SE (Registered)	478	113,058	4,324	0.0	(a)
ASR Nederland NV	2,735	128,993	4,652	0.1
Talanx AG	2,468	111,196	3,159	0.0	(a)

	5,681	353,247	12,135	0.1

IT Services
Amadeus IT Group SA	1,286	93,826	(2,536)	(0.0	)(a)
Sopra Steria Group	473	100,966	5,663	0.0	(a)

	1,759	194,792	3,127	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Machinery
Fincantieri SpA*	74,809	117,544	11,524	0.0	(a)
Valmet OYJ	4,942	93,681	(4,646)	(0.0	)(a)

	79,751	211,225	6,878	0.0	(a)

Media
Metropole Television SA	3,696	90,998	(2,605)	(0.0	)(a)
ProSiebenSat.1 Media SE	2,632	95,484	2,733	0.0	(a)

	6,328	186,482	128	0.0	(a)

Metals & Mining
Aurubis AG	1,442	128,863	9,405	0.0	(a)

Multi-Utilities
A2A SpA	66,924	134,567	7,014	0.1
Engie SA	6,710	117,704	5,699	0.0	(a)
Hera SpA	35,754	132,178	1,007	0.0	(a)
Iren SpA	40,527	123,129	1,940	0.0	(a)
REN—Redes Energeticas Nacionais SGPS SA	36,683	115,701	2,485	0.0	(a)
Veolia Environnement SA	4,604	108,924	1,877	0.0	(a)

	191,202	732,203	20,022	0.1

Oil, Gas & Consumable Fuels
Enagas SA	4,683	136,116	7,822	0.0	(a)
Eni SpA	6,555	128,140	8,492	0.1
Gaztransport Et Technigaz SA	1,701	105,455	(6,086)	(0.0	)(a)
Neste OYJ	1,554	130,857	24,488	0.1
OMV AG	1,864	115,447	5,099	0.0	(a)
Repsol SA	7,050	134,534	4,405	0.0	(a)
TOTAL SA	1,990	125,075	7,901	0.0	(a)

	25,397	875,624	52,121	0.2

Paper & Forest Products
Ence Energia y Celulosa SA	16,885	130,266	5,899	0.0	(a)
UPM-Kymmene OYJ	3,364	120,033	2,247	0.0	(a)

	20,249	250,299	8,146	0.0	(a)

Pharmaceuticals
Bayer AG (Registered)	1,049	125,376	1,434	0.0	(a)
Merck KGaA	1,261	123,188	360	0.0	(a)

	2,310	248,564	1,794	0.0	(a)

Real Estate Management & Development
CA Immobilien Anlagen AG*	3,821	132,613	7,354	0.1
LEG Immobilien AG	1,114	128,448	5,114	0.0	(a)
TAG Immobilien AG	5,537	117,008	1,868	0.0	(a)

	10,472	378,069	14,336	0.1

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	919	63,515	(29,566)	(0.1)
Siltronic AG	516	82,625	(9,533)	(0.0	)(a)

	1,435	146,140	(39,099)	(0.1)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG(b)(c)	7,567	122,405	6,738	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Transportation Infrastructure
Hamburger Hafen und Logistik AG	4,860	116,700	(220)	(0.0	)(a)
Societa Iniziative Autostradali e Servizi SpA	6,439	136,398	14,408	0.1

	11,299	253,098	14,188	0.1

Total Long Positions of Total Return Basket Swaps	519,349	6,179,840	116,067	0.5

Short Positions

Common Stocks
Banks
Bankia SA	(25,830)	(113,332)	2,820	0.0	(a)
Liberbank SA*	(219,756)	(125,698)	8	0.0	(a)

	(245,586)	(239,030)	2,828	0.0	(a)

Beverages
Remy Cointreau SA	(864)	(119,036)	4,302	0.0	(a)

Capital Markets
Deutsche Bank AG (Registered)	(9,431)	(128,934)	1,709	0.0	(a)

Chemicals
LANXESS AG	(1,508)	(111,704)	835	0.0	(a)
Lenzing AG	(1,130)	(131,495)	(362)	(0.0	)(a)
OCI NV*	(5,542)	(131,520)	(7,843)	(0.1)
Symrise AG	(1,451)	(117,287)	(4,903)	(0.0	)(a)

	(9,631)	(492,006)	(12,273)	(0.1)

Commercial Services & Supplies
Prosegur Cia de Seguridad SA	(17,215)	(130,132)	4,200	0.0	(a)

Construction & Engineering
Boskalis Westminster	(3,961)	(117,342)	(2,265)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(2,745)	(111,652)	4,873	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(617)	(123,587)	(1,537)	(0.0	)(a)

Electrical Equipment
Nexans SA	(2,591)	(136,679)	(6,098)	(0.0	)(a)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	(31,334)	(145,208)	(9,830)	(0.0	)(a)

Food Products
Glanbia plc	(7,950)	(134,406)	(1,325)	(0.0	)(a)

Health Care Equipment & Supplies
Sartorius Stedim Biotech	(1,413)	(131,717)	(3,609)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)(c)	(5,223)	(106,649)	(100)	(0.0	)(a)

Household Durables
Neinor Homes SA*(b)(c)	(5,191)	(100,493)	(823)	(0.0	)(a)

Industrial Conglomerates
Siemens AG (Registered)	(932)	(118,359)	132	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(b)(c)	(2,023)	(104,097)	3,816	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Life Sciences Tools & Services
Eurofins Scientific SE	(213)	(114,892)	(5,676)	(0.0	)(a)

Machinery
Alstom SA	(3,084)	(140,410)	(4,313)	(0.0	)(a)
ANDRITZ AG	(2,374)	(127,606)	4,271	0.0	(a)
GEA Group AG	(2,563)	(100,068)	7,421	0.0	(a)
IMA Industria Macchine Automatiche SpA	(1,366)	(132,550)	(1,200)	(0.0	)(a)
Metso OYJ	(4,242)	(150,762)	(14,994)	(0.1)
Outotec OYJ	(15,511)	(141,078)	(5,024)	(0.0	)(a)

	(29,140)	(792,474)	(13,839)	(0.1)

Media
Altice NV*	(10,612)	(101,568)	(9,708)	(0.0	)(a)
JCDecaux SA	(2,765)	(99,087)	(4,882)	(0.0	)(a)
Telenet Group Holding NV*	(1,466)	(85,672)	8,822	0.0	(a)

	(14,843)	(286,327)	(5,768)	(0.0	)(a)

Metals & Mining
thyssenkrupp AG	(4,468)	(116,216)	3,306	0.0	(a)

Road & Rail
Europcar Groupe SA (b) (c)	(11,886)	(138,474)	(4,818)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(1,220)	(99,207)	(9,161)	(0.0	)(a)

Transportation Infrastructure
Getlink	(8,436)	(119,090)	(401)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(416,913)	(4,106,007)	(52,357)	(0.2)

Total of Long and Short Positions of Total Return Basket Swaps	102,436	2,073,833	63,710	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.13)% to 0.55%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019	$275,033	$5,120	$10,816	$15,936

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG(b)(c)	1,455	114,051	(2,042)	(0.0	)(a)
Swisscom AG (Registered)	242	116,071	5,729	0.0	(a)

	1,697	230,122	3,687	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Machinery
Bobst Group SA (Registered)	905	96,553	86	0.0	(a)
Bucher Industries AG (Registered)	257	94,186	(8,128)	(0.0	)(a)
OC Oerlikon Corp. AG (Registered)	7,417	119,742	1,320	0.0	(a)

	8,579	310,481	(6,722)	(0.0	)(a)

Pharmaceuticals
Galenica AG* (b) (c)	2,378	127,839	6,018	0.0	(a)
Novartis AG (Registered)	1,353	104,146	(3,304)	(0.0	)(a)

	3,731	231,985	2,714	0.0	(a)

Real Estate Management & Development
Swiss Prime Site AG (Registered)	1,301	121,896	2,520	0.0	(a)

Total Long Positions of Total Return Basket Swaps	15,308	894,484	2,199	0.0	(a)

Short Positions

Common Stocks
Household Durables
Forbo Holding AG (Registered)	(66)	(92,321)	(3,173)	(0.0	)(a)

Machinery
Burckhardt Compression Holding AG	(360)	(116,818)	(3,137)	(0.0	)(a)
Rieter Holding AG (Registered)*	(694)	(134,014)	793	0.0	(a)

	(1,054)	(250,832)	(2,344)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG	(1,000)	(82,477)	22,026	0.1
Meyer Burger Technology AG*	(58,398)	(72,467)	(2,953)	(0.0	)(a)

	(59,398)	(154,944)	19,073	0.1

Specialty Retail
Dufry AG (Registered)*	(858)	(121,354)	(10,635)	(0.1)

Total Short Positions of Total Return Basket Swaps	(61,376)	(619,451)	2,921	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(46,068)	275,033	5,120	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 2C(3))
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/25/2019	$141,060	$31,944	$(22,518)	$9,426

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	51,254	138,340	16,970	0.1

Metals & Mining
Fortescue Metals Group Ltd.	29,887	101,402	1,599	0.0	(a)
Sandfire Resources NL	19,932	117,965	(727)	(0.0	)(a)

	49,819	219,367	872	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	103,411	121,963	18,063	0.1
Whitehaven Coal Ltd.	37,497	129,300	6,647	0.0	(a)

	140,908	251,263	24,710	0.1

Total Long Positions of Total Return Basket Swaps	241,981	608,970	42,552	0.2

Short Positions

Common Stocks
Chemicals
Nufarm Ltd.	(18,956)	(129,569)	(7,217)	(0.1)

Commercial Services & Supplies
Brambles Ltd.	(17,053)	(126,178)	867	0.0	(a)

Containers & Packaging
Pact Group Holdings Ltd.	(27,663)	(117,788)	(550)	(0.0	)(a)

Internet Software & Services
NEXTDC Ltd.*	(18,376)	(94,375)	(3,708)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(82,048)	(467,910)	(10,608)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	159,933	141,060	31,944	0.1

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Amounts rounds to less than 0.05%.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value as of April 30, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.64%
BBR	Bank Base Rate	1.90%
CHF LIBOR	Swiss Franc LIBOR	(0.79)%
EURIBOR	Euro LIBOR	(0.37)%
GBP LIBOR	British Pound Sterling LIBOR	0.51%
JPY LIBOR	Japanese Yen LIBOR	(0.05)%
LIBOR	London Interbank Offered Rate	1.91%

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of April 30, 2018:
	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total OTC Total return basket swaps contracts outstanding	–	171,896

Liabilities

Total OTC Total return basket swaps contracts outstanding	–	(221,385)

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

Shares	Investments	Value ($)
SHORT-TERM INVESTMENTS — 81.5%
	Investment Companies — 81.5%
42,045,395	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (a)(b) (Cost $42,045,395)	42,045,395

	Total Investments — 81.5% (Cost $42,045,395)	42,045,395
	Other Assets Less Liabilities — 18.5%	9,555,052

	Net Assets — 100.0%	$51,600,447

Percentages indicated are based on net assets.

(a)	— The rate shown was the current yield as of April 30, 2018.
(b)	— Affiliated company as defined under the Investment Company Act of 1940.

Futures contracts outstanding as of April 30, 2018:
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
	Long Contracts
9	Feeder Cattle	05/2018	USD	630,787	44,036
3	Hang Seng Index	05/2018	HKD	582,624	3,654
8	LME Aluminum Base Metal	05/2018	USD	452,700	33,350
11	LME Nickel Base Metal	05/2018	USD	897,666	10,083
12	LME Zinc Base Metal	05/2018	USD	938,625	(38,024)
20	WTI Crude Oil	05/2018	USD	1,371,400	98,557
8	100 oz Gold	06/2018	USD	1,055,360	(15,731)
73	Australia 10 Year Bond	06/2018	AUD	7,028,766	30,055
3	Euro-Bund	06/2018	EUR	575,083	(1,948)
10	Euro-Schatz	06/2018	EUR	1,351,486	775
4	FTSE/MIB Index	06/2018	EUR	568,735	33,358
12	Japan 10 Year Bond	06/2018	JPY	16,535,675	(13,242)
22	Live Cattle	06/2018	USD	933,680	(75,735)
19	LME Aluminum Base Metal	06/2018	USD	1,075,875	66,894
8	LME Nickel Base Metal	06/2018	USD	653,808	21,600
14	LME Zinc Base Metal	06/2018	USD	1,095,150	(51,917)
3	S&P 500 E-Mini Index	06/2018	USD	397,050	(16,026)
1	SPI 200 Index	06/2018	AUD	111,873	(574)
177	U.S. Treasury 10 Year Note	06/2018	USD	21,159,797	(48,788)
4	WTI Crude Oil	06/2018	USD	273,920	25,169
34	Cocoa	07/2018	USD	960,500	93,258
14	Corn	07/2018	USD	280,525	9,209
25	Cotton No. 2	07/2018	USD	1,048,000	22,695
7	LME Aluminum Base Metal	07/2018	USD	395,762	46,748
20	Soybean	07/2018	USD	1,048,500	17,579

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
2	Wheat	07/2018	USD	51,050	3,994
9	Live Cattle	08/2018	USD	376,290	(26,467)

					272,562

	Short Contracts
(5)	CAC 40 10 Euro Index	05/2018	EUR	(329,767)	(8,881)
(10)	IBEX 35 Index	05/2018	EUR	(1,200,514)	(24,384)
(8)	LME Aluminum Base Metal	05/2018	USD	(452,700)	(56,600)
(7)	LME Nickel Base Metal	05/2018	USD	(571,242)	(21,105)
(30)	Natural Gas	05/2018	USD	(828,900)	2,860
(58)	Australia 3 Year Bond	06/2018	AUD	(4,843,013)	(2,039)
(28)	Canada 10 Year Bond	06/2018	CAD	(2,866,623)	16,084
(2)	DAX Index	06/2018	EUR	(758,927)	(21,311)
(18)	EURO STOXX 50 Index	06/2018	EUR	(752,976)	(33,298)
(33)	Euro-Bobl	06/2018	EUR	(5,220,455)	(20,338)
(7)	Euro-Bund	06/2018	EUR	(1,341,861)	(3,673)
(9)	FTSE 100 Index	06/2018	GBP	(922,684)	(28,833)
(17)	Japan 10 Year Bond	06/2018	JPY	(23,425,540)	12,035
(28)	Lean Hogs	06/2018	USD	(814,240)	57,937
(19)	LME Aluminum Base Metal	06/2018	USD	(1,075,875)	(124,052)
(2)	LME Nickel Base Metal	06/2018	USD	(163,452)	7,230
(5)	LME Zinc Base Metal	06/2018	USD	(391,125)	12,872
(28)	Long Gilt	06/2018	GBP	(4,712,830)	(59,978)
(8)	Natural Gas	06/2018	USD	(224,000)	3,060
(71)	Sugar No. 11	06/2018	USD	(934,360)	27,685
(35)	U.S. Treasury 10 Year Note	06/2018	USD	(4,184,141)	19,954
(122)	U.S. Treasury 2 Year Note	06/2018	USD	(25,869,719)	44,406
(75)	U.S. Treasury 5 Year Note	06/2018	USD	(8,511,328)	29,882
(13)	U.S. Treasury Long Bond	06/2018	USD	(1,865,500)	8,846
(28)	Coffee ‘C’	07/2018	USD	(1,289,400)	(55,866)
(1)	Copper	07/2018	USD	(76,850)	2,422
(46)	Corn	07/2018	USD	(921,727)	(25,825)
(4)	LME Aluminum Base Metal	07/2018	USD	(226,150)	(2,525)
(14)	Silver	07/2018	USD	(1,148,070)	16,313
(24)	Wheat	07/2018	USD	(612,600)	(52,608)
(9)	Feeder Cattle	08/2018	USD	(657,900)	4,623
(23)	Sugar No. 11	09/2018	USD	(308,862)	21,569
(16)	Wheat	09/2018	USD	(421,000)	(32,560)

					(286,098)

					(13,536)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

98	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

HKD	— Hong Kong Dollar
IBEX	— Madrid Stock Exchange
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
USD	— United States Dollar
WTI	— West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
TRY	1,602,496	USD	386,934	Citibank, NA	5/25/2018	4,554
USD	965,085	AUD	1,238,047	Australia & New Zealand Banking Group Ltd.	5/25/2018	32,987
USD	984,036	CAD	1,241,637	State Street Corp.	5/25/2018	16,531
USD	103,228	CHF	100,330	Merrill Lynch International	5/25/2018	1,781
USD	5,197,994	CHF	5,023,415	State Street Corp.	5/25/2018	118,648
USD	386,598	EUR	311,877	Australia & New Zealand Banking Group Ltd.	5/25/2018	9,321
USD	3,599,817	EUR	2,904,012	TD Bank Financial Group	5/25/2018	86,844
USD	434,244	HUF	108,847,013	Goldman Sachs International	5/25/2018	14,668
USD	418,050	ILS	1,468,284	State Street Corp.	5/25/2018	9,484
USD	420,702	KRW	446,356,214	Merrill Lynch International**	5/25/2018	3,773
USD	5,013,617	SEK	41,999,327	Citibank, NA	5/25/2018	208,714
USD	108,388	SEK	919,823	Credit Suisse International	5/25/2018	3,156
USD	420,204	THB	13,117,304	Societe Generale	5/25/2018	4,307
USD	420,683	TWD	12,317,595	Merrill Lynch International**	5/25/2018	3,974

Total unrealized appreciation						518,742

AUD	879,007	USD	676,249	Australia & New Zealand Banking Group Ltd.	5/25/2018	(14,463)
AUD	276,310	USD	212,688	Goldman Sachs International	5/25/2018	(4,660)
EUR	311,877	USD	377,494	Goldman Sachs International	5/25/2018	(218)
GBP	1,239,745	USD	1,762,222	Merrill Lynch International	5/25/2018	(53,582)
INR	27,482,333	USD	415,870	Goldman Sachs International**	5/25/2018	(3,673)
JPY	228,217,898	USD	2,129,445	Australia & New Zealand Banking Group Ltd.	5/25/2018	(38,535)
MXN	7,966,423	USD	435,961	Citibank, NA	5/25/2018	(11,618)
NOK	34,380,107	USD	4,436,557	Citibank, NA	5/25/2018	(147,493)
NOK	863,663	USD	108,798	Merrill Lynch International	5/25/2018	(1,052)
NZD	1,023,261	USD	748,134	Societe Generale	5/25/2018	(28,240)
RUB	23,660,645	USD	385,064	Goldman Sachs International**	5/25/2018	(10,434)
ZAR	4,965,421	USD	413,265	Citibank, NA	5/25/2018	(16,225)

Total unrealized depreciation						(330,193)

Net unrealized appreciation						188,549

**	— Non-deliverable forward. See Note 2.C.(2). in the Notes to Financial Statements.

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won

MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	99

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited)

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
ASSETS:
Investments in non-affiliates, at value	$109,818,717	$10,103,439	$13,706,145	$—
Investments in affiliates, at value	85,343,402	16,051,189	10,310,159	42,045,395
Restricted cash	1,800	—	200	—
Restricted cash for OTC derivatives	3,450,821	—	360,000	—
Cash	650,389	32	—	5,821,066
Foreign currency, at value	2,778,071	6,598	86,867	1,098,823
Deposits at broker for futures contracts	6,061,000	—	248,000	2,578,000
Deferred offering costs	—	8,330	25,635	21,792
Prepaid Expenses	77,420	1,257	2,586	35,232
Receivables:
Investment securities sold	456,505	—	129,362	—
Dividends from non-affiliates	47,833	2,432	7,281	—
Dividends from affiliates	99,848	20,813	13,012	50,861
Tax reclaims	8,939	920	187	—
Unrealized appreciation on forward foreign currency exchange contracts	1,830,934	4,014	3,933	518,742
Outstanding swap contracts, at value	3,956,897	70,891	171,896	—
Due from Adviser	—	20,099	13,745	37,211

Total Assets	214,582,576	26,290,014	25,079,008	52,207,122

LIABILITIES:
Payables:
Investment securities purchased	1,521,565	189,293	—	—
Variation margin on futures contracts	303,636	—	20,574	198,297
Unrealized depreciation on forward foreign currency exchange contracts	1,125,633	—	3,653	330,193
Accrued liabilities:
Investment advisory fees	56,772	—	—	—
Administration fees	15,710	1,815	1,740	4,165
Custodian, Accounting and Transfer Agent fees	3,552	5,406	8,869	4,977
Trustees’ and Chief Compliance Officer’s fees	1,437	724	322	1,332
Professional Fees	85,657	43,369	33,291	62,767
Outstanding swap contracts, at value	3,588,377	34,471	221,385	—
Other	6,295	1,441	3,097	4,944

Total Liabilities	6,708,634	276,519	292,931	606,675

Net Assets	$207,873,942	$26,013,495	$24,786,077	$51,600,447

NET ASSETS:
Paid-in-Capital	$210,388,145	$26,295,474	$26,272,698	$52,491,618
Accumulated undistributed (distributions in excess of) net investment income	182	28,860	68,426	91,417
Accumulated net realized gains (losses)	(6,397,765)	(319,384)	(762,753)	(1,152,032)
Net unrealized appreciation (depreciation)	3,883,380	8,545	(792,294)	169,444

Total Net Assets	$207,873,942	$26,013,495	$24,786,077	$51,600,447

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	8,200,000	1,050,000	1,050,000	2,100,000

Net asset value, per share	$25.35	$24.77	$23.61	$24.57

Cost of investments in non-affiliates	$107,841,350	$10,135,294	$14,395,009	$—
Cost of investments in affiliates	85,343,402	16,051,189	10,310,159	42,045,395
Cost of foreign currency	2,806,765	6,628	88,413	1,104,457

(1)	Consolidated Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2018 (Unaudited)

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF (a)	JPMorgan Long/Short ETF (b)	JPMorgan Managed Futures Strategy ETF (c) (1)
INVESTMENT INCOME:
Dividend income from non-affiliates	$787,738	$42,144	$71,016	$—
Dividend income from affiliates	399,626	82,416	38,355	197,017
Interest income from non-affiliates	20,965	787	771	8,192
Interest income from affiliates	863	—	14	1,349
Foreign taxes withheld	(11,069)	(1,223)	—	—

Total investment income	1,198,123	124,124	110,156	206,558

EXPENSES:
Investment advisory fees (Note 3.A)	580,600	80,434	39,742	115,482
Administration fees (Note 3.B)	83,873	9,116	5,630	20,064
Interest expense to non-affiliates	4,911	—	173	2,693
Interest expense to affiliates	1,404	370	58	820
Professional fees	95,167	53,857	37,014	90,936
Trustees’ and Chief Compliance Officer’s fees	7,939	1,701	1,091	7,124
Printing and mailing costs	17,091	15,023	2,589	2,609
Registration and filing fees	14,249	8,532	5,885	10,225
Custodian, Accounting and Transfer Agent fees (Note 3.C)	50,156	10,269	10,254	15,068
Insurance expense	7,006	903	636	1,704
Offering costs (Note 2.D)	—	5,944	9,278	14,363
Other	26,975	1,057	863	4,452

Total expenses	889,371	187,206	113,213	285,540

Less fees waived (Note 3.E)	(188,097)	(89,550)	(45,372)	(135,546)
Less expense reimbursements from affiliates (Note 3.E)	—	(15,922)	(25,711)	(49,113)
Less expense reimbursements from non-affiliates (Note 3.C)	(4,400)	(400)	(400)	—

Net expenses	696,874	81,334	41,730	100,881

Net investment income (loss)	501,249	42,790	68,426	105,677

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(185,283)	(33,218)	(328,371)	(11)
Futures	(2,860,636)	(214,303)	(455,885)	(1,051,870)
Foreign currency transactions	98,798	(5,737)	(7,093)	85,277
Forward foreign currency exchange contracts	(465,947)	(22,339)	4,880	(185,428)
Swaps	(3,031,985)	(43,787)	23,716	—

Net realized gain (loss)	(6,445,053)	(319,384)	(762,753)	(1,152,032)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,390,953)	(31,855)	(688,864)	—
Futures	1,027,108	—	(53,238)	(13,536)
Foreign currency translations	(39,039)	(34)	(983)	(5,569)
Forward foreign currency exchange contracts	863,737	4,014	280	188,549
Swaps	365,144	36,420	(49,489)	—

Change in net unrealized appreciation/depreciation	825,997	8,545	(792,294)	169,444

Net realized/unrealized gains (losses)	(5,619,056)	(310,839)	(1,555,047)	(982,588)

Change in net assets resulting from operations	$(5,117,807)	$(268,049)	$(1,486,621)	$(876,911)

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.
(1)	Consolidated Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Alternatives ETF (1)		JPMorgan Event Driven ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$501,249	$219,103	$42,790
Net realized gain (loss)	(6,445,053)	(1,206,770)	(319,384)
Change in net unrealized appreciation/depreciation	825,997	3,139,492	8,545

Change in net assets resulting from operations	(5,117,807)	2,151,825	(268,049)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(868)	(444,087)	(13,930)
From net realized gains	—	(13,545)	—

Total distributions to shareholders	(868)	(457,632)	(13,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	59,209,876	100,111,115	26,295,474

NET ASSETS:
Change in net assets	54,091,201	101,805,308	26,013,495
Beginning of period	153,782,741	51,977,433	—

End of period	$207,873,942	$153,782,741	$26,013,495

Accumulated undistributed (distributions in excess of) net investment income	$182	$(500,199)	$28,860

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$59,209,876	$100,111,115	$26,295,474

Total change in net assets resulting from capital transactions	$59,209,876	$100,111,115	$26,295,474

SHARE TRANSACTIONS:
Issued	2,300,000	3,850,000	1,050,000

Net increase in shares from share transactions	2,300,000	3,850,000	1,050,000

(a)	Commencement of operations was November 29, 2017.
(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
	Period Ended April 30, 2018 (Unaudited) (a)	Period Ended April 30, 2018 (Unaudited) (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,426	$105,677
Net realized gain (loss)	(762,753)	(1,152,032)
Change in net unrealized appreciation/depreciation	(792,294)	169,444

Change in net assets resulting from operations	(1,486,621)	(876,911)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(14,260)

Total distributions to shareholders	—	(14,260)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,272,698	52,491,618

NET ASSETS:
Change in net assets	24,786,077	51,600,447
Beginning of period	—	—

End of period	$24,786,077	$51,600,447

Accumulated undistributed (distributions in excess of) net investment income	$68,426	$91,417

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$26,272,698	$52,491,618

Total change in net assets resulting from capital transactions	$26,272,698	$52,491,618

SHARE TRANSACTIONS:
Issued	1,050,000	2,100,000

Net increase in shares from share transactions	1,050,000	2,100,000

(a)	Commencement of operations was January 23, 2018.
(b)	Commencement of operations was December 5, 2017.
(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain (loss)	Total distributions

JPMorgan Diversified Alternatives ETF (1)
Six Months Ended April 30, 2018 (Unaudited)	$26.06	$0.07	$(0.78)	$(0.71)	$— (h)	$—	$— (h)
Year Ended October 31, 2017	25.35	0.07	0.86	0.93	(0.21)	(0.01)	(0.22)
September 12, 2016(a) through October 31, 2016	25.00	(0.02)	0.37	0.35	—	—	—

JPMorgan Event Driven ETF
November 29, 2017(a) through April 30, 2018 (Unaudited)	25.00	0.04	(0.26)	(0.22)	(0.01)	—	(0.01)

JPMorgan Long/Short ETF
January 23, 2018(a) through April 30, 2018 (Unaudited)	25.00	0.07	(1.46)	(1.39)	—	—	—

JPMorgan Managed Futures Strategy ETF (1)
December 5, 2017(a) through April 30, 2018 (Unaudited)	25.00	0.05	(0.47)	(0.42)	(0.01)	—	(0.01)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
(1)	Consolidated Statement of Financial Highlights.

SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
					Ratios to average net assets (f)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$25.35	$25.42	(2.72)%	(2.57)%	$207,873,942	0.72%		0.52%	0.92%		83%
26.06	26.09	3.68	3.51	153,782,741	0.76		0.25	1.31		107
25.35	25.42	1.44	1.68	51,977,433	0.85	(g)	0.47	6.65	(g)	5

24.77	24.83	(0.87)	(0.63)	26,013,495	0.72	(g)	0.40	1.70	(g)	102

23.61	23.71	(5.56)	(5.31)	24,786,077	0.56	(g)	1.10	1.71	(g)	53

24.57	24.70	(1.69)	(1.17)	51,600,447	0.46	(g)	0.52	1.37	(g)	—

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 4 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Diversified/Non-Diversified
JPMorgan Diversified Alternatives ETF	Diversified
JPMorgan Event Driven ETF	Diversified
JPMorgan Long/Short ETF	Diversified
JPMorgan Managed Futures Strategy ETF	Non-Diversified

JPMorgan Diversified Alternatives ETF (the “Diversified Alternatives ETF”) commenced operations on September 12, 2016. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Event Driven ETF (the “Event Driven ETF”) commenced operations on November 29, 2017. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Long/Short ETF (the “Long/Short ETF”) commenced operations on January 23, 2018. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Managed Futures Strategy ETF (the “Managed Futures Strategy ETF”) commenced operations on December 05, 2017. The investment objective of the Fund is to seek to provide long-term total return.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, typically 50,000 shares for all funds referred to as “Creation Units.” Creation Units are issued and redeemed principally in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

Basis for Consolidation

Diversified Alternatives Fund CS Ltd. and Managed Futures Fund CS Ltd. (each, a “Subsidiary”; collectively, the “Subsidiaries”), Cayman Islands exempted companies, incorporated on August 17, 2015 and August 17, 2017, respectively, are currently wholly-owned subsidiaries of the Diversified Alternatives ETF and Managed Futures Strategy ETF, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of such Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The consolidated financial statements for these Funds include the accounts of the Funds and the Subsidiaries. Subsequent references to the Funds within the Notes to Consolidated Financial Statements collectively refer to the Funds and the Subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

106	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding Exchange-Traded Funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency contracts, swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Consolidated Schedules of Portfolio Investments/Schedules of Portfolio Investments (“CSOIs/SOIs”):

Diversified Alternatives ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$193,193,615	$1,968,504	$—	$195,162,119

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,830,934	$—	$1,830,934
Futures Contracts	2,683,120	53,851	—	2,736,971
Swaps	—	2,200,049	65	2,200,114

Total Appreciation in Other Financial Instruments	$2,683,120	$4,084,834	$65	$6,768,019

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,125,633)	$—	$(1,125,633)
Futures Contracts	(1,728,285)	(145,944)	—	(1,874,229)
Swaps	—	(1,199,496)	(3,547)	(1,203,043)

Total Depreciation in Other Financial Instruments	$(1,728,285)	$(2,471,073)	$(3,547)	$(4,202,905)

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Event Driven ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$382,510	$—	$—	$382,510
Banks	151,240	—	—	151,240
Biotechnology	543,108	—	—	543,108
Building Products	407,978	—	—	407,978
Capital Markets	188,512	—	—	188,512
Chemicals	417,357	—	—	417,357
Communications Equipment	108,419	—	—	108,419
Electrical Equipment	191,272	—	—	191,272
Electronic Equipment, Instruments & Components	361,096	—	—	361,096
Food Products	157,040	—	—	157,040
Gas Utilities	379,206	—	—	379,206
Health Care Equipment & Supplies	382,024	—	—	382,024
Health Care Providers & Services	236,511	—	—	236,511
Hotels, Restaurants & Leisure	462,084	—	—	462,084
Household Durables	149,202	—	—	149,202
Insurance	995,344	—	—	995,344
IT Services	659,832	—	—	659,832
Machinery	344,805	—	—	344,805
Multi-Utilities	755,662	183,934	—	939,596
Oil, Gas & Consumable Fuels	643,006	—	—	643,006
Paper & Forest Products	290,436	—	—	290,436
Personal Products	190,314	—	—	190,314
Pharmaceuticals	81,775	—	—	81,775
Real Estate Management & Development	158,585	—	—	158,585
Semiconductors & Semiconductor Equipment	726,650	—	—	726,650
Software	153,890	—	—	153,890
Specialty Retail	241,252	—	—	241,252
Technology Hardware, Storage & Peripherals	160,395	—	—	160,395

Total Common Stocks	9,919,505	183,934	—	10,103,439
Short-Term Investment

Investment Company	16,051,189	—	—	16,051,189

Total Investments in Securities	$25,970,694	$183,934	$—	$26,154,628

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,014	$—	$4,014
Swaps	—	55,104	—	55,104

Total Appreciation in Other Financial Instruments	$—	$59,118	$—	$59,118

Depreciation in Other Financial Instruments
Swaps	$—	$(28,970)	$—	$(28,970)

Long/Short ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,016,304	$—	$—	$24,016,304

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,933	$—	$3,933
Futures Contracts	—	17,889	—	17,889
Swaps	—	156,723	—	156,723

Total Appreciation in Other Financial Instruments	$—	$178,545	$—	$178,545

108	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Long/Short ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,653)	$—	$(3,653)
Futures Contracts	(5,342)	(65,785)	—	(71,127)
Swaps	—	(212,041)	—	(212,041)

Total Depreciation in Other Financial Instruments	$(5,342)	$(281,479)	$—	$(286,821)

Managed Futures Strategy ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Short-Term Investment
Investment Company	$42,045,395	$—	$—	$42,045,395

Total Investments in Securities	$42,045,395	$—	$—	$42,045,395

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$518,742	$—	$518,742
Futures Contracts	811,780	37,012	—	848,792

Total Appreciation in Other Financial Instruments	$811,780	$555,754	$—	$1,367,534

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(330,193)	$—	$(330,193)
Futures Contracts	(745,047)	(117,281)	—	(862,328)

Total Depreciation in Other Financial Instruments	$(745,047)	$(447,474)	$—	$(1,192,521)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the CSOI/SOI.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended April 30, 2018 for Diversified Alternatives ETF.

There were no transfers among any levels during the period ended April 30, 2018 for Event Driven ETF, Long/Short ETF and Managed Futures Strategy ETF.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of April 30, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities (CSAL/SAL).

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — The Funds used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Consolidated Statement of Operations/Statement of Operations (“CSOP/SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP/SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI/SOIs and cash deposited is recorded on the CSAL/SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL/SAL.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the CSAL/SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

These Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively, on the CSAL/SAL and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL/SAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOIs/SOIs and cash deposited is recorded on the CSAL/SAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL/SAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP/SOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

110	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted or received by the Funds is reported on the CSAL/SAL as Restricted cash for OTC derivatives.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Swaps

The Diversified Alternatives ETF used total return swaps to gain long or short exposure to underlying stock. To the extent the total return of the stock underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying stock and interest rate obligations.

Total Return Basket Swaps

The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of each Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that a Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty for swap contract on the CSAL/SAL and as Net realized gain (loss) on transactions from swaps on the CSOP/SOP.

Each swap involves additional risks than if a Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of a Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Funds’ activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., a Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL/SAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL/SAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP/SOP.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure and respective location on the CSAL/SAL:

Diversified Alternatives ETF

Derivative Contract	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	$284,484	$—	$—	$284,484
Equity contracts	Receivables, Net assets — Unrealized Appreciation	822,704	—	3,956,897	4,779,601
Foreign exchange contracts	Receivables	—	1,830,934	—	1,830,934
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	1,629,783	—	—	1,629,783

Total		$2,736,971	$1,830,934	$3,956,897	$8,524,802

Gross Liabilities:
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	$(325,074)	$—	$—	$(325,074)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(167,312)	—	(3,588,377)	(3,755,689)
Foreign exchange contracts	Payables	—	(1,125,633)	—	(1,125,633)
Commodity contracts	Payables, Net assets — Unrealized Depreciation	(1,381,843)	—	—	(1,381,843)

Total		$(1,874,229)	$(1,125,633)	$(3,588,377)	$(6,588,239)

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Event Driven ETF

Derivative Contract	SAL Location
Gross Assets:		Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$70,891	$70,891
Foreign exchange contracts	Receivables, Net Assets — Unrealized Appreciation	4,014	—	4,014

Total		$4,014	$70,891	$74,905

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(34,471)	$(34,471)

Long/Short ETF

Derivative Contract	SAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$17,889	$—	$171,896	$189,785
Foreign exchange contracts	Receivables	—	3,933	—	3,933

Total		$17,889	$3,933	$171,896	$193,718

Gross Liabilities:
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(71,127)	$—	$(221,385)	$(292,512)
Foreign exchange contracts	Payables	—	(3,653)	—	(3,653)

Total		$(71,127)	$(3,653)	$(221,385)	$(296,165)

Managed Futures Strategy ETF

Derivative Contract	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	$162,037	$—	$162,037
Equity contracts	Receivables, Net assets — Unrealized Appreciation	37,012	—	37,012
Foreign exchange contracts	Receivables	—	518,742	518,742
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	649,743	—	649,743

Total		$848,792	$518,742	$1,367,534

Gross Liabilities:
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	$(150,006)	$—	$(150,006)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(133,307)	—	(133,307)
Foreign exchange contracts	Payables	—	(330,193)	(330,193)
Commodity contracts	Payables, Net assets — Unrealized Depreciation	(579,015)	—	(579,015)

Total		$(862,328)	$(330,193)	$(1,192,521)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the CSOI/SOI. The CSAL/SAL only reflects the current day variation margin receivable/payable from/to brokers.

112	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2018.

Diversified Alternatives ETF

Counterparty	Gross Amount of Derivative Assets Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$92,100	$—	$—	$92,100
BNP Paribas SA	47,742	—	—	47,742
Citibank NA	563,510	(887)	—	562,623
Goldman Sachs International	78,666	(31,091)	—	47,575
HSBC Bank, NA	132,934	(132,934)	—	—
Merrill Lynch International	61,723	(61,723)	—	—
State Street Corp.	774,779	(557,024)	—	217,755
TD Bank Financial Group	79,480	—	—	79,480

Total	$1,830,934	$(783,659)	$—	$1,047,275

Counterparty	Gross Amount of Derivative Liabilities Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Barclays Bank plc	$15,088	$—	$—	$15,088
Citibank NA	887	(887)	—	—
Deutsche Bank AG	37,439	—	—	37,439
Goldman Sachs International	31,091	(31,091)	—	—
HSBC Bank, NA	234,362	(132,934)	—	101,428
Merrill Lynch International	249,742	(61,723)	—	188,019
State Street Corp.	557,024	(557,024)	—	—

Total	$1,125,633	$(783,659)	$—	$341,974

Event Driven ETF

Counterparty	Gross Amount of Derivative Assets Presented on the SAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
State Street Corp.	$4,014	$—	$—	$4,014

Long/Short ETF

Counterparty	Gross Amount of Derivative Assets Presented on the SAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Goldman Sachs International	$569	$—	$—	$569
State Street Corp.	3,364	—	—	3,364

Total	$3,933	$—	$—	$3,933

Counterparty	Gross Amount of Derivative Liabilities Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$3,653	$—	$—	$3,653

Total	$3,653	$—	$—	$3,653

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Managed Futures Strategy ETF

Counterparty	Gross Amount of Derivative Assets Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$42,308	$(42,308)	$—	$—
Citibank, NA	213,268	(175,336)	—	37,932
Credit Suisse International	3,156	—	—	3,156
Goldman Sachs International	14,668	(14,668)	—	—
Merrill Lynch International	9,528	(9,528)	—	—
Societe Generale	4,307	(4,307)	—	—
State Street Corp.	144,663	—	—	144,663
TD Bank Financial Group	86,844	—	—	86,844

Total	$518,742	$(246,147)	$—	$272,595

Counterparty	Gross Amount of Derivative Liabilities Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$52,998	$(42,308)	$—	$10,690
Citibank, NA	175,336	(175,336)	—	—
Goldman Sachs International	18,985	(14,668)	—	4,317
Merrill Lynch International	54,634	(9,528)	—	45,106
Societe Generale	28,240	(4,307)	—	23,933

Total	$330,193	$(246,147)	$—	$84,046

The following tables present the effect of derivatives on the CSOP/SOP for the period ended April 30, 2018, by primary underlying risk exposure:

Diversified Alternatives ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,740,146)	$—	$—	$(1,740,146)
Equity contracts	(1,332,267)	—	(3,031,985)	(4,364,252)
Foreign exchange contracts	—	(465,947)	—	(465,947)
Commodity contracts	211,777	—	—	211,777

Total	$(2,860,636)	$(465,947)	$(3,031,985)	$(6,358,568)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$329,236	$—	$—	$329,236
Equity contracts	795,174	—	365,144	1,160,318
Foreign exchange contracts	—	863,737	—	863,737
Commodity contracts	(97,302)	—	—	(97,302)

Total	$1,027,108	$863,737	$365,144	$2,255,989

Event Driven ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity Contracts	$(214,303)	$—	$(43,787)	$(258,090)
Foreign exchange contracts	—	(22,339)	—	(22,339)

Total	$(214,303)	$(22,339)	$(43,787)	$(280,429)

114	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the SOP
Derivative Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Futures contracts	$—	$36,420	$36,420
Foreign exchange contracts	4,014	—	4,014

Total	$4,014	$36,420	$40,434

Long/Short ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Futures contracts	$(455,885)	$—	$23,716	$(432,169)
Foreign exchange contracts	—	4,880	—	4,880

Total	$(455,885)	$4,880	$23,716	$(427,289)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Futures contracts	$(53,238)	$—	$(49,489)	$(102,727)
Foreign exchange contracts	—	280	—	280

Total	$(53,238)	$280	$(49,489)	$(102,447)

Managed Futures Strategy ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$162,602	$—	$162,602
Futures contracts	(261,272)	—	(261,272)
Interest rate contracts	(953,200)	—	(953,200)
Foreign exchange contracts	—	(185,428)	(185,428)

Total	$(1,051,870)	$(185,428)	$(1,237,298)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$70,728	$—	$70,728
Futures contracts	(96,295)	—	(96,295)
Interest rate contracts	12,031	—	12,031
Foreign exchange contracts	—	188,549	188,549

Total	$(13,536)	$188,549	$175,013

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity for the period ended April 30, 2018. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Diversified Alternatives ETF	Event Driven ETF		Long/Short ETF		Managed Futures Strategy ETF
Futures Contracts — Equity:
Average Notional Balance Long	$10,337,833	$—		$3,822,244	(c)	$9,632,736	(e)
Average Notional Balance Short	14,424,055	7,977,610		1,466,742	(d)	2,825,056	(d)
Ending Notional Balance Long	2,188,871	—		610,926		1,660,281
Ending Notional Balance Short	27,647,333	—		2,336,620		3,964,869

Futures Contracts — Interest Rate
Average Notional Balance Long	118,366,047	—		—		71,678,162	(e)
Average Notional Balance Short	137,384,117	—		—		99,193,630	(e)
Ending Notional Balance Long	97,465,716	—		—		46,650,807
Ending Notional Balance Short	143,312,066	—		—		82,841,011

Futures Contracts — Commodities
Average Notional Balance Long	21,553,751	—		—		12,427,871	(e)
Average Notional Balance Short	18,827,787	—		—		9,607,312	(e)
Ending Notional Balance Long	30,134,719	—		—		13,539,599
Ending Notional Balance Short	26,487,567	—		—		11,118,451

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	26,329,516	393,595	(a)	158,832	(c)	10,302,264	(e)
Average Settlement Value Sold	36,381,053	603,842	(b)	204,013	(c)	17,241,800	(e)
Ending Settlement Value Purchased	42,087,320	—		166,899		12,488,682
Ending Settlement Value Sold	62,165,984	165,422		167,180		18,472,644

Total Return Basket Swaps:
Average Notional Balance Long	95,464,524	15,473,315	(b)	18,646,047	(c)	—
Average Notional Balance Short	85,166,892	3,055,395	(b)	25,802,622	(c)	—
Ending Notional Balance Long	142,773,938	18,068,157		19,293,361		—
Ending Notional Balance Short	115,028,112	2,983,803		27,014,610		—

(a)	For the period February 1, 2018 through February 28, 2018.
(b)	For the period November 29, 2017 through April 30, 2018.
(c)	For the period January 23, 2018 through April 30, 2018.
(d)	For the period March 1, 2018 through April 30, 2018.
(e)	For the period December 5, 2017 through April 30, 2018.

The Funds’ derivatives contracts held at April 30, 2018 are not accounted for as hedging instruments under GAAP.

D. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations. For the period ended April 30, 2018, total offering costs incurred were:

Event Driven ETF (a)	$14,274
Long/Short ETF (b)	34,913
Managed Futures Strategy ETF (c)	36,155

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as part of Professional fees on the CSOP/SOP. For the period ended April 30, 2018, total offering costs amortized were:

Event Driven ETF (a)	$5,944
Long/Short ETF (b)	9,278
Managed Futures Strategy ETF (c)	14,363

116	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018
(c)	Commencement of operations was December 5, 2017.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP/SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP/SOP.

Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the CSOP/SOP.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of each Fund and its Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of each Fund’s taxable income. Net losses of the Subsidiary are not deductible by each Fund either in the current period or carried forward to future periods.

I. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and Subsidiary and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Diversified Alternatives ETF	0.60%
Event Driven ETF	0.75%
Long/Short ETF	0.60%
Managed Futures Strategy ETF	0.50%

Each Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 0.60% for the Diversified Alternatives ETF and 0.50% for the Managed Futures Strategy ETF of the Subsidiary’s average daily net assets. The Adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds and the Subsidiaries. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement (excluding certain funds of funds and money market funds). In consideration for services rendered to each Subsidiary, the Administrator receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the average daily net assets of the Subsidiary.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian, Accounting and Transfer Agent fees on the SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP/SOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are included in the Custodian, Accounting and Transfer Agent fees on the CSOP/SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended April 30, 2018, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Diversified Alternatives ETF	$4,400
Event Driven ETF	400
Long/Short ETF	400
Managed Futures Strategy ETF	—

Such amounts are included in expense reimbursements from non-affiliates in the CSOP/SOP.

Restricted cash on the CSAL/SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP/SOP.

E. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, inclusive of each Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Diversified Alternatives ETF	0.85%
Event Driven ETF	0.85%
Long/Short ETF	0.69%
Managed Futures Strategy ETF	0.59%

118	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

The expense limitation agreements were in effect for the period ended April 30, 2018 and are in place until at least February 28, 2022 for the Diversified Alternatives ETF, November 30, 2020 for the Event Driven ETF, January 31, 2021 for the Long/Short ETF and December 31, 2020 for the Managed Futures Strategy ETF.

For the period ended April 30, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Diversified Alternatives ETF	$87,231	$58,154	$145,385	$—
Event Driven ETF	69,631	9,116	78,747	15,922
Long/Short ETF	35,540	5,630	41,170	25,711
Managed Futures Strategy ETF	89,859	20,064	109,923	49,113

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the period ended April 30, 2018 were as follows:

Diversified Alternatives ETF	$42,712
Event Driven ETF	10,803
Long/Short ETF	4,202
Managed Futures Strategy ETF	25,623

The Diversified Alternatives ETF and Managed Futures Strategy ETF invest in Subsidiaries and, as a result, bear a portion of the expenses incurred by these Subsidiaries. These expenses are reflected in the fees waived shown on the CSOP and are included in the ratios to average net assets shown in the Financial Highlights.

The amounts of these waivers resulting from investments in Subsidiaries for the period ended April 30, 2018 were as follows:

Diversified Alternatives ETF	$101,777
Managed Futures Strategy ETF (a)	46,608

(a)	Commencement of operations was December 5, 2017.

F. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not, pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP/SOP.

The Funds may use related party broker-dealers. For the period ended April 30, 2018, the Funds did not incur any brokerage commissions with broker dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

4. Investment Transactions

During the period ended April 30, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Diversified Alternatives ETF	$122,186,981	$79,763,753
Event Driven ETF (a)	18,370,978	8,271,031
Long/Short ETF (b)	20,550,181	5,861,914
Managed Futures Strategy ETF (c)	—	—

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.

During the period ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2018, no in-kind transactions associated with creations and redemptions.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities, including each Subsidiary, held at April 30, 2018 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Alternatives ETF	$193,184,752	$15,160,672	(10,665,199)	4,495,473
Event Driven ETF	26,186,483	719,774	(715,823)	3,951
Long/Short ETF	24,705,167	1,480,305	(2,277,444)	(797,139)
Managed Futures Strategy ETF	42,045,395	1,367,535	(1,192,522)	175,013

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies, wash sale loss deferrals and investments in real estate investment trusts.

The Federal income tax unrealized appreciation (depreciation) in value of investment securities includes unrealized depreciation of the Diversified Alternatives ETF’s investment in its Subsidiary of $247,938 and Managed Futures Strategy ETF’s investment in its Subsidiary of $70,729, when if realized is not deductible for income tax purposes.

During the year ended October 31, 2017 the Diversified Alternatives Fund CS Ltd. had approximately $296,000 of losses for tax purposes. The Subsidiary’s loss for the current year is not available to offset its future taxable income.

As of October 31, 2017, the Diversified Alternatives ETF’s had net capital loss carryforwards, with no expiration date, of $120,837.

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

120	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

As of April 30, 2018, the Adviser owns shares representing more than 10% of net assets of following Funds:

% Ownership
Diversified Alternatives ETF	46%
Event Driven ETF	95
Long/Short ETF	95
Managed Futures Strategy ETF	95

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

By investing in each Subsidiary, The Diversified Alternatives ETF and Managed Futures Strategy ETF are indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Funds will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Funds to greater volatility and loss.

Derivatives, including swap agreements, commodity options, futures and options on futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Funds to counterparty risk and to the credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with a Fund such as swap and option contracts, credit linked notes, exchange-traded notes and forward foreign currency exchange contracts.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Since the Managed Futures Strategy ETF is non-diversified, it may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds’ shares being more sensitive to economic results of those issuing the securities.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fee and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2017 and continued to hold your shares at the end of the reporting period, April 30, 2018.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled

“Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period
Diversified Alternatives ETF
Actual (1)	$1,000.00	$972.80	0.72%	$3.52
Hypothetical (1)	1,000.00	1,021.22	0.72	3.61

Event Driven ETF
Actual (2)	$1,000.00	$991.30	0.72%	$2.99
Hypothetical (1)	1,000.00	1,021.22	0.72	3.61

Long/Short ETF
Actual (3)	$1,000.00	$944.40	0.56%	$1.36
Hypothetical (1)	1,000.00	1,022.02	0.56	2.81

Managed Futures Strategy ETF
Actual (4)	$1,000.00	$983.10	0.46%	$1.81
Hypothetical (1)	1,000.00	1,022.51	0.46	2.31

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual period). The Fund commenced operations on November 29, 2017.
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 97/365 (to reflect the actual period). The Fund commenced operations on January 23, 2018.
(4)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 146/365 (to reflect the actual period). The Fund commenced operations on December 5, 2017.

122	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Event Driven ETF, JPMorgan Long/Short ETF and JPMorgan Managed Futures Strategy ETF

On September 18-19, 2017, the Board of Trustees held an in-person meeting and approved the initial investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for the JPMorgan Event Driven ETF, JPMorgan Long/Short ETF and JPMorgan Managed Futures ETF (the “Funds”). The Advisory Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates. In connection with the approval of the Advisory Agreements, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to each Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the initial approval of the Advisory Agreement was in the best interests of each Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Advisory Agreements, the Trustees considered the materials furnished specifically in connection with the approval of each Advisory Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy for each Fund, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategy of the Funds, how they fit within the Trust’s other fund offerings, and how each will be positioned against peer funds, as identified by management.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.

The Trustees also considered the fees that J.P. Morgan Investment Management Inc., in its role as Administrator, will earn from the Funds for providing administrative services. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure for each Fund was reasonable in light of the fee waivers and expense limitations that the Adviser has in place, limiting the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds would benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at a level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration fees are lower than what the Funds would have to pay if it was not part of the J.P. Morgan fund complex.

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	123

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management teams and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser and compared that rate to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser as well as information prepared by Broadridge Investor Communications Solutions Inc., using data from Lipper Inc. (together, “Broadridge/Lipper”), independent providers of investment company data, concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Funds. The Trustees also reviewed information about other projected expenses and the expense ratio for each Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for each Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fee and total expenses were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was reasonable.

124	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

JPMorgan Diversified Alternatives ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. The Board also meets specifically to consider investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 12-13, 2017, at which the Trustees considered the continuation of investment advisory agreement (the “Advisory Agreement”) for JPMorgan Diversified Alternatives ETF (the “Fund”). In advance of the December 12-13, 2017 meeting, the Trustees met on November 3, 2017 to discuss certain information in connection with its consideration of the Advisory Agreement. At the December meeting, the Board reviewed and considered performance, expense and other information for the Fund. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information included the Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of the Fund’s performance. The Adviser also periodically provides comparative information regarding the Fund’s expense ratio and that of its peer groups. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc., using data from Lipper Inc. (together, “Broadridge/Lipper”), independent providers of investment company data. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategies for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategies of the Fund, how it fits within the Trust’s fund offerings, and how the Fund is positioned against peer funds, as identified by management. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator to the Fund (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation

APRIL 30, 2018	JPMORGAN EXCHANGE-TRADED FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

methodology developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund.

The Trustees also considered the fees that JPMIM earned from the Fund for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees noted that the Adviser has implemented a fee waiver and expense limitation (“Fee Cap”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Fund contain breakpoints, but that fees are competitive with its peer funds. They concluded that the current fee structure was reasonable in light of the Fee Cap that the Adviser has in place which serves to limit the overall net expense ratio of the Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Fund benefits from the economies of scale present in the broader J.P. Morgan fund complex, as the Fund was able to negotiate an administration fee at level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Fund’s administration fee is lower than what the Fund would have to pay if it were not part of the J.P. Morgan fund complex.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as the Fund. The Trustees also noted the Adviser’s view that it does not manage any other accounts with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, portfolio management team, and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.

Advisory Fee and Expense Ratio

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds with the same Broadridge/Lipper investment classification and objective as the Fund (the “Universe”), as well as a subset of funds in the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting funds in the Peer Group and Universe. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees considered the Fee Cap currently in place for the Fund and considered the net advisory fee rate after taking into account such Fee Cap. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first and second quintile, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

126	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2018

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. April 2018.	SAN-DAETF-418

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A -3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 9, 2018

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
July 9, 2018